UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: September 30, 2010

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

Annual Report as of September 30, 2010

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2010: Analytic Investors LLC, Aronson + Johnson + Ortiz, L.P., Brown Investment Advisory Incorporated, Delaware Management Company, Legg Mason Capital Management, Inc., LSV Asset Management, Neuberger Berman LLC, and Quantitative Management Associates, LLC. During the fiscal year, Brown Investment Advisory Incorporated was added to the Fund and Intech Investment Management was terminated.

III. Market Commentary

The markets gained 10.75% for the year ended September 30, 2010, as measured by the Russell 1000 Index (the “Index”). It was a difficult market environment for stocks, driven by macroeconomic factors and accompanied by high correlations and volatility. Gains were established in the latter portion of calendar year 2009 and in the first few months of 2010, but were punctuated by steep declines in late January and early May. The market returned to its October 2009 levels by July. Volatility continued throughout the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small-cap stocks beat their large-cap counterparts by a few percentage points, again with most of the divergence in the month of September.

IV. Return vs. Benchmark

For the period ended September 30, 2010, the Large Cap Fund, Class A, underperformed the Index, returning 9.00% versus the Index return of 10.75%.

V. Fund Attribution

The Fund’s underperformance was driven largely by negative stock selection across several sectors. More specifically, a sizeable holding in Utility name AES Corp. lagged during the year, as investors sold shares after the company issued poor guidance for the coming quarters. Poor stock selection in the Information Technology sector also proved to be a challenge for the Fund during the year. The portfolio maintained underweights to rallying names such as NetApp and Oracle, while holding overweights to underperformers Yahoo! Inc. and Nokia. Online travel site priceline.com was a positive spot for the Fund, as the company reported much stronger-than-expected profits, which drove the share price significantly higher.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Large Cap Fund, Class A	9.00%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Large Cap Value Fund

I. Objective

The Large Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Aronson + Johnson + Ortiz, LP, INTECH Investment Management, LLC, Lazard Asset Management LLC, Legg Mason Capital Management, Inc. and LSV Asset Management. During the fiscal year ended September 30, 2010, the Fund added Lazard Asset Management LLC.

III. Market Commentary

The markets gained 8.90% for the year ended September 30, 2010, as measured by the Russell 1000 Value Index (the “Index”). It was a difficult market environment for stocks, driven by macroeconomic factors and accompanied by high correlations and volatility. Gains were established in the latter portion of calendar year 2009 and in the first few months of 2010, but were punctuated by steep declines in late January and early May. The market returned to its October 2009 levels by July. Volatility continued throughout the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the one-year period.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small-cap stocks beat their large-cap counterparts by a few percentage points, again with most of the divergence in the month of September.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Large Cap Value Fund, Class A, underperformed the Index, returning 8.43% versus the Index return of 8.90%.

V. Fund Attribution:

The Fund’s underperformance was driven by a combination of prudent allocation decisions and poor stock selection. A series of underweights to money center banks such as Citigroup, Bank of America and JPMorgan Chase were contributors to the Fund, as investors sold those shares due to regulatory concerns. Positions within the Consumer Discretionary sector, particularly in retailing stocks, were also contributors to alpha. The Fund maintained a sizeable underweight to the Industrials sector, which was a headwind during a cyclical-oriented rally off the market bottom in 2009. More specifically, underweights to capital goods companies, such as Boeing, hurt performance during the year.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Since Inception
Large Cap Value Fund, Class A	8.43%	(10.22)%	(1.34)%	2.14%	7.61%
Large Cap Value Fund, Class I	8.23%	(10.41)%	(1.55)%	1.89%	7.30%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Large Cap Growth Fund

I. Objective

The Large Cap Growth Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Brown Investment Advisory Incorporated, Delaware Management Company, INTECH Investment Management, LLC, Legg Mason Capital Management Inc. and Neuberger Berman LLC. During the year ended September 30, 2010, the Fund added Brown Investment Advisory Incorporated and terminated Goldman Sachs Asset Management, L.P. and Quantitative Management Associates LLC.

III. Market Commentary

The markets gained 12.65% for the year ended September 30, 2010, as measured by the Russell 1000 Growth Index (the “Index”). It was a difficult market environment for stocks, driven by macroeconomic factors and accompanied by high correlations and volatility. Gains were established in the latter portion of calendar year 2009 and in the first few months of 2010, but were punctuated by steep declines in late January and early May. The market returned to its October 2009 levels by July. Volatility continued throughout the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small-cap stocks beat their large-cap counterparts by a few percentage points, again with most of the divergence in the month of September.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Large Cap Growth Fund, Class A, underperformed the Index, returning 12.29% versus the Index return of 12.65%.

V. Fund Attribution

The Fund’s underperformance was driven by poor stock selection across multiple sectors; however, holdings in Information Technology added to performance. Avoiding the semiconductor names in favor of software and services companies (such as virtual desktop company Citrix) also added significantly to the Fund. In addition, within the Consumer Discretionary sector, online travel site priceline.com was a strong performer after posting a significantly better-than-expected earnings report. Holdings in the Financials sector weighed on the Fund, as regulation worries provided a reason for investors to sell shares. Underweights to mining and chemical companies, including Praxair Inc. and Newmont Mining, were a headwind during the period, as Materials names performed very well.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Growth Fund, Class A	12.29%	(5.55)%	0.87%	(5.14)%	6.17%
Large Cap Growth Fund, Class I	12.06%	(5.75)%	0.64%	(5.38)%	5.84%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is the performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Tax-Managed Large Cap Fund

I. Objective

The Tax-Managed Large Cap Fund (the “Fund”) aims to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisors as of September 30, 2010: Aronson+Johnson+Ortiz, LP, Brown Investment Advisory Incorporated, Delaware Management Company, Legg Mason Capital Management Inc., LSV Asset Management, Neuberger Berman Management LLC, Parametric Portfolio Associates and Quantitative Management Associates LLC. During the year ended September 30, 2010, the Fund added Brown Investment Advisory Incorporated and terminated Goldman Sachs Asset Management, L.P.

III. Market Commentary

The markets gained 10.75% for the year ended September 30, 2010, as measured by the Russell 1000 Index (the “Index”). It was a difficult market environment for stocks, driven by macroeconomic factors and accompanied by high correlations and volatility. Gains were established in the latter portion of calendar year 2009 and in the first few months of 2010, but were punctuated by steep declines in late January and early May. The market returned to its October 2009 levels by July. Volatility continued throughout the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over fiscal year.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small-cap stocks beat their large-cap counterparts by a few percentage points, again with most of the divergence in the month of September.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Tax-Managed Large Cap Fund, Class A, underperformed the Index, returning 9.26% versus the Index return of 10.75%.

V. Fund Attribution

During the period, the Fund’s underperformance was driven by a combination of allocation and stock selection decisions. The Fund maintained an underweight to the Industrials sector, which performed well during the year. More specifically, an underweight to capital goods companies, such as Caterpillar Inc. and Deere & Co., hurt portfolio performance. Stock selection decisions in the Materials sector also posed a challenge, as an underweight to mining companies weighed on performance. Selections in the Healthcare sector offset further negative attribution. Biotech firm Genzyme received a takeout offer from rival Sanofi-Aventis, which lifted shares higher. Positions in UnitedHealth Group and Novo Nordisk also contributed to alpha.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Large Cap Fund, Class A	9.26%	(7.98)%	(0.19)%	(1.13)%	1.70%
Tax-Managed Large Cap Fund, Class Y	9.54%	(7.69)%	0.10%	(0.88)%	1.91%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A and Class Y, versus the Russell 1000 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class Y Shares performance for the period prior to 4/8/02 is performance derived from the performance of the Class A Shares. The performance of Class Y Shares may be different from the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (the “Fund”) seeks to achieve investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index (the “Index”).

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corp. Currently, the sub-adviser is SSgA Funds Management, Inc. No manager changes were made during the fiscal year.

III. Market Commentary

The markets gained 12.65% for the year ended September 30, 2010, as measured by the Russell 1000 Growth Index. Stocks wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May. By July, the market was back at October 2009 levels. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession receded. The month of September provided nearly all of the gains realized over the fiscal year.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small cap beat large cap by a few percentage points, again with most of the divergence coming in the month of September.

IV. Return vs. Benchmark:

For the year ended September 30, 2010, the S&P 500 Index Fund, Class A, underperformed the Index, returning 9.93% versus the Index return of 10.16%. Please note that one cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses; therefore, its performance is higher than that of a mutual fund that passively invests in the same index.

V. Fund Attribution

The Fund’s performance followed a pattern similar to the performance of the Index, since it invested in the same securities with generally the same weights. Cyclical-oriented companies led during the period, as investors sought riskier assets and market sentiment improved relative to the prior twelve months. Consumer Discretionary and Industrials stocks led performance during the period, while Financials and Energy stocks lagged. The overhang of pending regulation in the Financials sector kept investors at bay. In Energy, doubts about final demand in light of tepid economic recovery kept shares lower. Energy shares also fell, as the oil spill in the Gulf region brought negative sentiment to the sector. During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps.

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class A	9.93%	(7.50)%	0.28%	(0.82)%	5.44%
S&P 500 Index Fund, Class E	10.10%	(7.35)%	0.43%	(0.66)%	9.58%
S&P 500 Index Fund, Class I	9.66%	(7.71)%	0.03%	(1.06)%	5.14%

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class A, Class E, and Class I, versus the S&P 500 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/96. Class E shares were offered beginning 7/31/85. Class I shares were offered beginning 6/28/02. Class I shares performance for the period prior to 6/28/02 is performance derived from performance of the Class A shares. The performance of the Class A and Class I shares may be lower than the performance of Class E shares because of different distribution fees paid by Class A and Class I shareholders. Effective 7/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Allianz Global Investors Capital, LLC, AQR Capital Management, LLC, Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Robeco Investment Management, Inc. and Wellington Management Company, LLP. No manager changes were made in the Fund, since its inception on October 1, 2009.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index (“Index”). Small-cap stocks, which had gained 33% in the prior twelve months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index returning 30.02%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the period ended September 30, 2010, the Small Cap Fund, Class A, underperformed the Index, returning 11.64% versus the Index return of 13.35%.

V. Fund Attribution

The Fund underperformed the Index due to a combination of poor stock selection and unfavorable asset allocation. The major performance detractor in the period was the Energy sector, where the Fund’s holdings in the oil, gas and consumable fuels industry struggled as natural gas prices plummeted in the early part of the calendar year. Information Technology was also a significant detractor during the period, led by communications equipment, computers and peripherals. On the positive side, the Fund’s underweight to Financials provided relief, as that sector continued to work through challenges.

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Small Cap Fund, Class A	11.64%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Small Cap Value Fund

I. Objective

The Small Cap Value Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Artisan Partners Limited Partnership, Lee Munder Capital Group, LLC, LSV Asset Management, Martingale Asset Management, L.P., Robeco Investment Management and Wellington Management Company, LLP. During the fiscal year, Panagora Asset Management, Inc, was terminated.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index. Small-cap stocks, which had gained 33% in the prior twelve months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index returning 30.02%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Small Cap Value Fund, Class A, outperformed the Russell 2000 Value Index (the “Index”), returning 13.93% versus the Index return of 11.84%.

V. Fund Attribution

Positive stock selection was the primary driver behind the Fund’s outperformance in the fiscal year. The Financials sector was the largest contributor to performance, driven primarily by stock picking in the real estate and insurance industries. The Fund also benefited from security decisions in the Information Technology sector (particularly in software) and the Materials sector (in chemicals). The only sector that meaningfully detracted from performance during the fiscal year was Energy, particularly in the oil, gas and consumable fuels segment.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Value Fund, Class A	13.93%	(4.62)%	1.17%	7.73%	9.81%
Small Cap Value Fund, Class I	13.73%	(4.85)%	0.93%	7.44%	9.46%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Small Cap Growth Fund

I. Objective

The Small Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Allianz Global Investors Capital, LLC, AQR Capital Management, LLC, Janus Capital Management, LLC, Lee Munder Capital Group, LLC and Los Angeles Capital Management and Equity Research Inc. During the fiscal year, Allianz Global Investors Capital, LLC was added to the Fund and Oppenheimer Capital LLC was terminated.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index. Small-cap stocks, which had gained 33% in the prior twelve months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index returning 30.02%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Small Cap Growth Fund, Class A, underperformed the Russell 2000 Growth Index (the “Index”), returning 13.36% versus the Index return of 14.79%.

V. Fund Attribution

The Fund underperformed the Index through the period due to poor stock selection, primarily in the Energy and Information Technology (“IT”) sectors. In Energy, the Fund’s holdings in the fuels segment performed poorly due to substantial declines in natural gas prices. Security selection in the IT sector was particularly challenging in software and services, as well as in hardware. On the positive side, the Fund saw favorable stock decisions in the Financials and Consumer Discretionary sectors. Healthcare contributed as well, driven by the Fund’s underweight position, as well as beneficial stock picks.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Growth Fund, Class A	13.36%	(9.87)%	(2.13)%	(2.93)%	7.90%
Small Cap Growth Fund, Class I	13.09%	(10.11)%	(2.38)%	(3.20)%	7.57%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Tax-Managed Small Cap Fund

I. Objective

The Tax-Managed Small Cap Fund (the “Fund”) seeks to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Century Capital Management, LLC, Lee Munder Capital Group, LLC, Los Angeles Capital Management and Equity Research Inc., LSV Asset Management, Parametric Portfolio Associates, Wellington Management Company, LLP and Wells Capital Management Inc. During the fiscal year, Century Capital Management, LLC was added to the Fund.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index. Small-cap stocks, which had gained 33% in the prior 12 months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index returning just over 30%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Tax-Managed Small Cap Fund, Class A, underperformed the Russell 2500 Index (the “Index”), returning 15.05% versus the Index return of 15.92%.

V. Fund Attribution

Unfavorable stock selection contributed to the Funds underperformance of the Index. Securities selection in Telecommunication Services, Materials and Industrials provided a performance tailwind. The main performance detractors in the period were the Financials and Information Technology (“IT”) sectors. In Financials, the Fund was hurt by its underweight to real estate securities, as well as lackluster stock picks within that segment. In IT, security selection was weak in the semiconductors and Internet software & services industries.

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Tax-Managed Small Cap Fund, Class A	15.05%	(6.26)%	0.16%	3.58%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small Cap Fund, versus the Russell 2500 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower

SEI Institutional Managed Trust / Annual Report / September 30, 2010	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Mid-Cap Fund

I. Objective

The Mid-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Lee Munder Capital Group, LLC, Quantitative Management Associates LLC and Wells Capital Management Inc.

Wells Capital Management Inc. and Lee Munder Capital Group, LLC were added to the Fund over the fiscal year, while Martingale Asset Management was terminated.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index. Small-cap stocks, which had gained 33% in the prior twelve months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index returning 30.02%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Mid-Cap Fund, Class A, underperformed the Russell Midcap Index (the “Index”), returning 14.13% versus the Index return of 17.54%.

V. Fund Attribution

The Fund underperformed the Index due to poor stock selection, especially in the Information Technology, Financials and Consumer Discretionary sectors. In Information Technology, the Fund’s managers struggled in the software and services segment. Real estate investment trusts and banks were problematic in Financials, while hospitality and specialty retail were challenging in Consumer Discretionary. Some offsetting benefit was provided through stock selection in Energy (oil, gas and consumable fuels) and Healthcare (equipment and services).

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Mid-Cap Fund, Class A	14.13%	(6.96)%	0.53%	4.89%	8.87%
Mid-Cap Fund, Class I	13.91%	(7.16)%	0.29%	4.62%	8.57%

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A and Class I, versus the Russell Midcap Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 2/16/93 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

10	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

U.S. Managed Volatility Fund

I. Objective

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Analytic Investors, LLC and Aronson + Johnson + Ortiz, LP. For the fiscal year ended September 30, 2010, no manager changes were made in the Fund.

III. Market Commentary

After a nine-month market rally favoring lower-quality companies in 2009 (which is characteristic of an early recovery), the markets paused in 2010. Although economic indicators continued to improve, high unemployment and the housing decline proved to be more persistent than many had anticipated.

Unable to see the sources of further economic and earnings growth for 2011, investors became increasingly uncertain over the sustainability of global economic recovery. With so much hanging on the economy and policy decisions, the company specifics yielded to macroeconomic themes in their importance for stock returns, driving inter-stock correlations to historic highs.

Large swings between risk appetite and risk aversion created sharp movements throughout the year, without a sustained direction. In the beginning of 2010, investors expressed their lack of enthusiasm about Chinese monetary tightening and proposed U.S. financial regulations, causing market volatility to spike and markets to sell off. However, American corporations continued to deliver good earnings results, driving the markets forward. By the end of the first quarter, investors’ sentiment reached euphoric levels. Improving macroeconomic data, robust earnings and subsiding worries about Greece and China propelled the equity markets upwards with an almost daily stream of positive returns. Cyclical, high-beta stocks were rewarded, while quality and defensiveness were ignored.

The markets hastily retreated in May and June, erasing all of the prior gains year to date. In spite of strong economic indicators coming out of most major economies, the pace of improvement has slowed. Investors also focused their attention on European sovereign debt problems and Chinese central-bank tightening, with heightened anxiety about how both situations would affect the global economy. As worries about a potential double-dip recession intensified, market participants became increasingly confident about the prospects of a second round of quantitative easing in the U.S., purchasing Treasuries with the intention of selling them back to the Federal Reserve at a higher price, and buying up risky assets in anticipation of an influx of liquidity.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the U.S. Managed Volatility Fund, Class A, outperformed the Russell 3000 Index (the “Index”), returning 13.61% versus the Index return of 10.96%.

V. Fund Attribution

For the fiscal year, the Fund successfully achieved its primary objective of lowering volatility, with the realized annualized standard deviation of 15.1% (daily frequency), compared to the Index’s results of 19.7%, constituting a 23% relative reduction.

With high-beta names lagging the broad market, the Fund benefited from its low-volatility profile. Amid range-bound markets, the Fund was able to provide downside protection, preserving more capital that allowed further compounding of returns during the positive months.

Industry positioning was also beneficial. In particular, the Fund’s strong underweight to the Diversified Financials industry added 1.45% at the total portfolio level, as worries about increased capital requirements, further write-downs and regulatory concerns drove big banking shares down. Underweighting Energy in an environment of stalling oil prices and broader repercussions of BP’s oil spill added another 0.43%. Overweighting the Food, Beverage and Tobacco industry was also helpful, as the industry proved to be more resilient during periods of increased uncertainty over future economic growth. The effects were partially mitigated by underweight to Capital Goods, as the industry continued improving on the back of increased overseas demand and a recovery in domestic business activity.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

U.S. Managed Volatility Fund (Concluded)

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	13.61%	(4.63)%	1.62%	3.78%
U.S. Managed Volatility Fund, Class I	13.38%	(4.88)%	1.29%	3.42%

Comparison of Change in the Value of a $150,000 Investment in the U.S. Managed Volatility Fund, Class A and Class I, versus the Russell 3000 Index*

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/28/04 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

*	The Fund has changed its benchmark from the S&P 500 Index to the Russell 3000 Index (“Index”), as the Index is more closely aligned with the strategy and investments of the Fund.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Global Managed Volatility Fund

I. Objective

The Global Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad global equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Acadian Asset Management LLC and Analytic Investors, LLC. For the fiscal year ending September 30, 2010, no manager changes were made in the Fund.

III. Market Commentary

After a nine-month market rally favoring lower-quality companies in 2009 (which is characteristic of an early recovery), the markets paused in 2010. Although economic indicators continued to improve, high unemployment and the housing decline proved to be more persistent than many had anticipated.

Unable to see the sources of further economic and earnings growth for 2011, investors became increasingly uncertain over the sustainability of global economic recovery. With so much hanging on the economy and policy decisions, the company specifics yielded to macroeconomic themes in their importance for stock returns, driving inter-stock correlations to historic highs.

Large swings between risk appetite and risk aversion created sharp movements throughout the year, without a sustained direction. In the beginning of 2010, investors expressed their lack of enthusiasm about Chinese monetary tightening and proposed U.S. financial regulations, causing market volatility to spike and markets to sell off. However, American corporations continued to deliver good earnings results, driving the markets forward. By the end of the first quarter, investors’ sentiment reached euphoric levels. Improving macroeconomic data, robust earnings and subsiding worries about Greece and China propelled the equity markets upwards with an almost daily stream of positive returns. Cyclical, high-beta stocks were rewarded, while quality and defensiveness were ignored.

The markets hastily retreated in May and June, erasing all of the prior gains year to date. In spite of strong economic indicators coming out of most major economies, the pace of improvement has slowed. Investors also focused their attention on European sovereign debt problems and Chinese central-bank tightening, with heightened anxiety about how both situations would affect the global economy. As worries about a potential double-dip recession intensified, market participants became increasingly confident about the prospects of a second round of quantitative easing in the U.S., purchasing Treasuries with the intention of selling them back to the Federal Reserve at a higher price, and buying up risky assets in anticipation of an influx of liquidity.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Global Managed Volatility Fund, Class A, underperformed the MSCI World Index, Hedged (the “Index”), returning 5.37% versus the Index return of 6.34%.

V. Fund Attribution

For the fiscal year, the Fund successfully reached its objective of smoothing market volatility. In local terms, it realized an annualized intra-year standard deviation more than a third lower than that of the Index. With range-bound markets over the last year, the strategy was able to provide downside protection and keep up with the overall market.

Targeting lower-volatility securities, a majority of the Fund’s holdings are in the lowest 20% of stocks ranked by market beta. For the fiscal year, low-beta names outperformed their high-beta counterparts, markedly helping the Fund’s performance. The Fund’s strong underweight to Financials added 1.8% at the total portfolio level, as worries about increased capital requirements, further write-downs and regulatory concerns drove big banking shares down, particularly in the U.S. Overweighting Consumer Staples was also beneficial, as the sector proved to be more resilient during periods of increased uncertainty over future economic growth. The effects were partially mitigated by an underweight to Materials, which continued its rally on the back of strong commodity prices, and Industrials, as the sector showed strong signs of improvement on the back of increased emerging-market demand and some recovery in domestic business activity.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Global Managed Volatility Fund (Concluded)

After adjusting for the low-volatility effects and sector positioning, stock selection was disappointing. The Fund suffered from a number of stocks in Japanese Industrials, such as Yamato Holdings Co., Kamigumi Co. and Japan Airlines. In Energy, BP alone detracted 0.30% at the Fund level.

Global Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Global Managed Volatility Fund, Class A	5.37%	(8.80)%	(3.43)%
Global Managed Volatility Fund, Class I	5.32%	(9.01)%	(3.72)%

Comparison of Change in the Value of a $100,000 Investment in the Global Managed Volatility Fund, Class A and Class I, versus the MSCI World Index, Hedged

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

14	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Tax-Managed Managed Volatility Fund

I. Objective

The Tax-Managed Managed Volatility Fund (the “Fund”) seeks to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Analytic Investors, LLC, Aronson + Johnson + Ortiz, LP and Parametric Portfolio Associates. For the fiscal year ended September 30, 2010, no manager changes were made in the Fund.

III. Market Commentary

After a nine-month market rally favoring lower-quality companies in 2009 (which is characteristic of an early recovery), the markets paused in 2010. Although economic indicators continued to improve, high unemployment and the housing decline proved to be more persistent than many had anticipated.

Unable to see the sources of further economic and earnings growth for 2011, investors became increasingly uncertain over the sustainability of global economic recovery. With so much hanging on the economy and policy decisions, the company specifics yielded to macroeconomic themes in their importance for stock returns, driving inter-stock correlations to historic highs.

Large swings between risk appetite and risk aversion created sharp movements throughout the year, without a sustained direction. In the beginning of 2010, investors expressed their lack of enthusiasm about Chinese monetary tightening and proposed U.S. financial regulations, causing market volatility to spike and markets to sell off. However, American corporations continued to deliver good earnings results, driving the markets forward. By the end of the first quarter, investors’ sentiment reached euphoric levels. Improving macroeconomic data, robust earnings and subsiding worries about Greece and China propelled the equity markets upwards with an almost daily stream of positive returns. Cyclical, high-beta stocks were rewarded, while quality and defensiveness were ignored.

The markets hastily retreated in May and June, erasing all of the prior gains year to date. In spite of strong economic indicators coming out of most major economies, the pace of improvement has slowed. Investors also focused their attention on European sovereign debt problems and Chinese central-bank tightening, with heightened anxiety about how both situations would affect the global economy. As worries about a potential double-dip recession intensified, market participants became increasingly confident about the prospects of a second round of quantitative easing in the U.S., purchasing Treasuries with the intention of selling them back to the Federal Reserve at a higher price, and buying up risky assets in anticipation of an influx of liquidity.

IV. Return vs. Benchmark:

For the year ended September 30, 2010, the Tax-Managed Managed Volatility Fund, Class A, outperformed the Russell 3000 Index (the “Index”), returning 15.17% versus the Index return of 10.96%.

V. Fund Attribution

For the fiscal year, the Fund successfully achieved its primary objective of lowering volatility, with the realized annualized standard deviation of 15.1% (daily frequency), compared to the Index’s results of 19.7%, constituting a 23% relative reduction.

With high-beta names lagging the broad market, the Fund benefited from its low-volatility profile. Amid range-bound markets, the Fund was able to provide downside protection, preserving more capital that allowed further compounding of returns during the positive months.

Industry positioning was also beneficial. In particular, the Fund’s strong underweight to the Diversified Financials industry added 1.45% at the total portfolio level, as worries about increased capital requirements, further write-downs and regulatory concerns drove big banking shares down. Underweighting Energy in an environment of stalling oil prices and broader repercussions of BP’s oil spill added another 0.43%. Overweighting the Food, Beverage and Tobacco industry was also helpful, as the industry proved to be more resilient during periods of increased uncertainty over future economic growth. The effects were partially mitigated by underweight to Capital Goods, as the industry continued improving on the back of increased overseas demand and a recovery in domestic business activity.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Tax-Managed Managed Volatility Fund (Concluded)

Tax-Managed Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Tax-Managed Managed Volatility Fund, Class A	15.17%	(1.50)%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Managed Volatility Fund, Class A versus the Russell 3000 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Real Estate Fund

I. Objective

The Real Estate Fund (the “Fund”) seeks to provide total return, including current income and capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Security Capital Research and Management Inc. and Wellington Management Company, LLP. No manager changes were made during the fiscal year.

III. Market Commentary

The markets gained 13.35% for the year ended September 30, 2010, as measured by the Russell 2000 Index. Small-cap stocks, which had gained 33% in the prior twelve months, wrestled with a market driven by macroeconomic factors and accompanied by high correlations and volatility. Gains established in the latter portion of calendar year 2009 and in the first few months of 2010 were punctuated by steep declines in late January and early May, but the market returned to its October 2009 levels by July. Volatility continued through the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

Real estate securities performed well over the period, as investors searched for yield, with the Wilshire Real Estate Securities Index (the “Index”) returning 30.02%. The upward movement in this area was more consistent through the year as compared to the broader market.

From a factor perspective, value and growth stocks tracked closely through the period until September, when growth outperformed value by more than 3%. Small-cap stocks outperformed their large-cap counterparts by a few percentage points, but most of the divergence came in September. Momentum became a positive factor through the period, but many quantitative investors had difficulty with the severe inflection points caused by market volatility.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Real Estate Fund, Class A, underperformed the Index, returning 27.37% versus the Index return of 30.02%.

V. Fund Attribution

The Fund was advantageously positioned from an industry allocation standpoint, but struggled with stock selection. The Fund benefited from its overweight to Apartments, as well the managers’ security choices. Industrials also contributed nicely, as stock-picking more than offset a headwind from the underweight position. The Office segment was the largest performance detractor, as weak stock picks more than offset the benefit of being underweight in this area.

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Estate Fund, Class A	27.37%	(9.04)%	0.70%	7.32%
Real Estate Fund, Class I	27.12%	(9.23)%	0.47%	7.07%

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A and Class I, versus the Wilshire U.S. Real Estate Securities Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 11/13/03 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Enhanced Income Fund

I. Objective

Using multiple sub-advisers, the Enhanced Income Fund (the “Fund”) seeks to provide an enhanced return above 3-month LIBOR (London InterBank Offering Rate).

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Ares Management LLC and Wellington Management Company, LLP. During the fiscal year, UBS Global Asset Management (Americas) Inc. was terminated.

III. Market Commentary

The fixed income market conditions for the year ended September 30, 2010 reflected a dramatic recovery from the crisis conditions of 2008 and the post Lehman bankruptcy. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-backed Lending Facility (“TALF”), the Public Private Investment Program (“PPIP”) and a $1.25 trillion purchase program of agency mortgage-backed securities (“MBS”) by the U.S. Federal Reserve (the “Fed”). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, commercial MBS market, and the asset-backed securities market. The corporate market was supported by a stabilizing economic condition, lower default rates and improved market liquidity. The strong market recovery was interrupted in the spring of 2010 as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. News surrounding financial reform legislation, the housing sector, and unemployment continued to weigh on the economy. In response, the Federal Reserve signaled further quantitative easing in September to help stimulate the economy, which led Treasury yields even lower.

Despite this more recent market caution, rallies in the non-Treasury sectors provided very strong performance for the fixed income markets for the fiscal year.

IV . Return vs. Benchmark

For the year ended September 30, 2010, the Enhanced Income Fund, Class A, outperformed BofA Merrill Lynch 3-month Constant Maturity LIBOR Index (the “Index”), returning 6.78% versus the Index return of 0.34%.

V. Fund Attribution

During the fiscal year, the Fund’s exposure to non-agency MBS, commercial MBS, investment-grade corporate securities, and bank loans were the key drivers of the performance. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield curve exposure. The implementation of PPIP restored confidence in the non-agency MBS market thereby allowing private capital to flow back into the securitized markets. In addition, the sector continued to experience price momentum as a result of the stabilizing collateral performance, the negative net supply, and the relatively attractive loss-adjusted yields. Commercial MBS also benefited from the favorable technical environment although the economic conditions remained uncertain. The investment grade corporate positions, especially financials, also helped performance. The steep yield curve combined with improved access to the capital markets allowed the largest of the U.S. banking institutions to repair their balance sheets and return to profitability throughout the year. Corporate issuance was very robust as issuers took the opportunity to issue paper as interest rates were at historic lows. Bank loans delivered strong performance for the period, as the fundamental credit conditions and market liquidity significantly improved. According to Moody’s, the default rate (by principal amount) of bank loans peaked in Nov 2009 at 14.9%, and since then fell to 3.99% by the end of the fiscal year-end. It is expected to drop further as companies continue to report better financial results, including improving cash flow growth.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Enhanced Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Enhanced Income Fund, Class A	6.78%	(5.43)%	(3.01)%
Enhanced Income Fund, Class I	6.35%	(5.70)%	(3.39)%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced Income Fund, Class A and Class I, versus the BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital. The Fund’s investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting the Fund’s interest rate exposure relative to the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Fund’s sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use derivatives for tactical hedging purposes and to implement portfolio strategies more efficiently.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Jennison Associates LLC, J.P. Morgan Investment Management, Inc., Metropolitan West Asset Management LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. Jennison Associates LLC was added during the fiscal year.

III. Market Commentary

The fixed income market conditions for the fiscal year ended September 30, 2010 reflected a dramatic recovery from the crisis conditions of 2008 and the post Lehman bankruptcy. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-backed Lending Facility (“TALF”), the Public Private Investment Program (“PPIP”) and a $1.25 trillion purchase program of agency mortgage-backed securities (“MBS”) by the U.S. Federal Reserve (the “Fed”). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. The corporate market was supported by a stabilizing economic condition, improving corporate fundamentals, and better market liquidity. The strong market recovery was interrupted in the spring of 2010 as the European sovereign credit crisis triggered a flight to quality that served to bring Treasury yields back to the lower end of their trading range. News surrounding financial reform legislation, the housing sector, and unemployment continued to weigh on the economy. In addition, the Federal Reserve signaled further quantitative easing in September to help stimulate the economy, which led Treasury yields even lower. Despite the decline, rallies in the non-Treasury sectors provided very strong performance for the fixed income markets for the fiscal year.

IV. Return vs. Benchmark

For year ended September 30, 2010 the Core Fixed Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the “Index), returning 14.25% versus the Index return of 8.16%.

V. Fund Attribution

The Fund’s overweight position in Corporate Bonds, Non-Agency MBS and Commercial Mortgage Backed Securities were the key drivers of performance. In addition, the Fund entered the year with a positive bias towards Agency MBS due to the Federal Reserve’s purchase program, but as prices relative to treasuries continued to climb, managers moved to an increasingly underweight position. As the Fed discontinued these purchases, prices relative to treasuries weakened modestly and the Fund gradually added exposure toward the end of the measurement period. Duration exposure did not have a meaningful impact on performance as managers chose to utilize their risk budgets on securities within the non-treasury sectors. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield curve exposure. Specifically in the fund, an overweight to Corporate Bonds, especially large cap Financials, generated significant outperformance relative to treasuries. The steep yield curve combined with improved access to the capital markets allowed the largest of the U.S. banking institutions to repair their balance sheets and return to

20	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

profitability throughout the year. The Fund utilized credit default swaps to synthetically and efficiently gain exposure to specific corporate issuers. Credit default swaps were also used to buy credit protection on specific companies in order to moderately hedge the portfolio’s broad corporate exposure. A tactical allocation to high yield bonds also helped as expected default rates continued to decline. Non-Agency mortgages recovered dramatically as the forced selling resulting from ratings downgrades and the unwinding of large levered positions abated. The implementation of PPIP restored confidence in the market thereby allowing private capital to flow back into the securitized markets. In addition, the sector continued to experience price improvement as a result of principal paydowns and negative net supply. The Fund did modestly use credit default swaps to synthetically gain exposure to a basket of non-agency mortgage backed securities. Finally the Fund’s overweight to the Commercial MBS market contributed to performance, as Commercial MBS posted the largest outperformance versus treasuries of any sector within the Barclay’s Aggregate index. The Fund bought credit protection via credit default swaps on a basket of commercial mortgage backed securities, which assisted in partially hedging systematic risk associated with the portfolio’s Commercial MBA exposure. Looking forward, although economic conditions remain uncertain, the portfolio offers attractive value. Given a large portion of the capital appreciation versus treasuries has been captured, the Fund is unlikely to experience the same absolute or relative performance in the year ahead as it did in the current period . However, the yield advantage of the Fund should provide investors with a buffer against a possible rise in interest rates in the upcoming year.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	14.25%	7.55%	6.04%	6.26%	6.96%
Core Fixed Income Fund, Class I	14.01%	7.28%	5.79%	5.98%	6.52%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

U.S. Fixed Income Fund

I. Objective

The U.S. Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital. The Fund’s investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting the Fund’s interest rate exposure relative to the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Fund’s sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use derivatives for tactical hedging purposes and to implement portfolio strategies more efficiently.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2010: Jennison Associates LLC, J.P. Morgan Investment Management, Inc., Metropolitan West Asset Management LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. Jennison Associates LLC was added during the fiscal year.

III. Market Commentary

The fixed income market conditions for the year ended September 30, 2010 reflected a dramatic recovery from the crisis conditions of 2008 and the post Lehman bankruptcy. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-backed Lending Facility (“TALF”), the Public Private Investment Program (“PPIP”) and a $1.25 trillion purchase program of agency mortgage-backed securities (“MBS”) by the U.S. Federal Reserve (the “Fed”). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. The corporate market was supported by a stabilizing economic condition, improving corporate fundamentals, and better market liquidity. The strong market recovery was interrupted in the spring of 2010 as the European sovereign credit crisis triggered a flight to quality that served to bring Treasury yields back to the lower end of their trading range. News surrounding financial reform legislation, the housing sector, and unemployment continued to weigh on the economy. In addition, the Federal Reserve signaled further quantitative easing in September to help stimulate the economy, which led Treasury yields even lower. Despite the decline, rallies in the non-Treasury sectors provided very strong performance for the fixed income markets for the fiscal year.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the U.S. Fixed Income Fund, Class A, outperformed the Index, returning 9.22% versus the Index return of 8.16%.

V. Fund Attribution

The Fund’s overweight position in corporate bonds, non-agency MBS and commercial MBS were the key drivers of performance. In addition, the Fund entered the year with a positive bias towards agency MBS due to the Federal Reserve’s purchase program, but as prices relative to treasuries continued to climb, managers moved to reduce their allocation. As the Fed discontinued these purchases, prices relative to treasuries weakened modestly and the Fund gradually added exposure toward the end of the measurement period. Duration exposure did not have a meaningful impact on performance as managers chose to utilize their risk budgets on securities within the non-treasury sectors. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield curve exposure. Specifically in the fund, an overweight to Corporate Bonds, especially large cap Financials, generated significant outperformance relative to treasuries. The steep yield curve combined with improved access to the capital markets allowed the largest of the U.S. banking institutions to repair their balance sheets and return to profitability throughout the year. Non-Agency mortgages recovered dramatically as the forced selling resulting from ratings downgrades and the unwinding of large levered positions abated. The implementation of PPIP restored confidence in the market thereby allowing private capital to flow back

22	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

into the securitized markets. In addition, the sector continued to experience price improvement as a result of principal paydowns and negative net supply. Finally the Fund’s overweight to the commercial MBS market contributed to performance, as commercial MBS posted the largest outperformance versus treasuries of any sector within the Index. The Fund bought credit protection by utilizing credit default swaps on a basket of commercial mortgage backed securities, which assisted in partially hedging systematic risk associated with the portfolio’s commercial MBS exposure. Looking forward, although economic conditions remain uncertain, the portfolio offers attractive value. Given a large portion of the capital appreciation versus treasuries has been captured, the Fund is unlikely to experience the same absolute or relative performance in the year ahead as it did in the current period . However, the yield advantage of the Fund should provide investors with a buffer against a possible rise in interest rates in the upcoming year.

U.S. Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
U.S. Fixed Income Fund, Class A	9.22%	10.40%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Fixed Income Fund, Class A and Class I, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2010: Ares Management LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Investment Management, LLC and J.P. Morgan Investment Management, Inc. No manager changes were made during the fiscal year.

III. Market Commentary

For the year ended September 30, 2010, the high-yield market, as measured by the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), returned 18.38%. This strong return for the fiscal year followed a record calendar-year return of 58.10% in 2009, further confirming the movement of investors away from risk aversion. Returns were broad-based, with only one of the 72 Index sub-sectors generating a negative return for the fiscal year. Credit-quality spreads tightened 190 basis points to finish the period at 605 basis points, down 1,563 basis points from the peak of 2,168 basis points reached in December 2008. With the improved liquidity in the market, high-yield issuers came to market with record amounts of issuance, primarily for refinancing purposes, which was well-received by investors. Mutual fund cash flows were at or above record paces, except for two brief periods in February 2010 and May 2010 because of risk avoidance during the sovereign debt crisis. Ample access to capital markets, combined with improved operations, enabled the Moody’s global high-yield issuer default rate to decline to 3.99% by the end of September, down from 14.06% at the beginning of the reporting period. With U.S. Treasury yields near record lows and an increase in investor risk appetite, CCC-rated securities generated the highest returns at 24.88%, followed by BBs at 17.94% and Bs at 15.46%.

The best-performing sector, on a contribution-to-return basis, was the Basic Industry sector, which returned 17.57%. On an absolute-return basis, financial-related sectors produced the highest returns, as credit conditions improved and the fear of insolvency dissipated. The Insurance sector produced the highest sector return, returning 45.08%. The worst-performing sector on a contribution-to-return basis was the Utility sector, which returned 7.92%, as regulatory and economic growth concerns weighed on the sector.

IV. Return vs. Benchmark:

For the year ended September 30, 2010, the High Yield Bond Fund, Class A, outperformed the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), returning 21.98% versus the Index return of 18.38%.

V. Fund Attribution

A major contributor for the Fund during the period was the Fund’s allocation to Structured Credit (collateralized loan obligations), which rebounded from sharply distressed levels, given the improved fundamentals and ample access to capital markets for many loan issuers. Declining default rates and increased investor risk appetite also served as a tailwind for leveraged finance investments, including both loans and bonds. Security selection in the Services sector enhanced performance, particularly to the underperforming building and construction issuers that struggled with the sluggish housing market. Within the Financial Services sector, an overweight to Nuveen Investments, which outperformed due to improved operations, added to returns. An underweight to First Data, which underperformed due to declining credit and debit card usage, benefited returns. With the outperformance of CCC-rated securities, the Fund’s overweight was helpful.

Detracting from performance was the Fund’s underweight to the Insurance sector, particularly AIG. The worst fears of insolvency for AIG abated and, combined with improved financial market performance, enabled the company to begin a successful restructuring, propelling its bond prices higher. An underweight to the Banking sector, which also produced strong returns, subtracted form performance. Liquid capital markets, along with steep yield curves, buffered bank earnings. This reversed the negative tone that pushed several of these investment-grade companies into the high-yield universe in the prior year. Security selection in the Energy sector,

24	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

especially in ethanol producer Aventine Renewable Energy, diminished returns. An overweight to B-rated issuers, which underperformed, also served as a slight drag on relative performance.

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	21.98%	6.26%	6.40%	6.86%	7.40%
High Yield Bond Fund, Class I	21.76%	6.08%	6.25%	6.73%	7.28%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A and Class I, versus the BofA Merrill Lynch U.S. High Yield Master II Constrained Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 1/11/95 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Real Return Fund

I. Objective

The Real Return Fund’s (the “Fund”) objective is to provide return characteristics similar to Treasury Inflation Protected Securities (“TIPS”) with a maturity range of 1 to 5 years.

II. Multi-Manage Approach Statement

The Fund currently relies on a single sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-adviser as of September 30, 2010: Wellington Management Company, LLP. No manager changes were made during the fiscal year.

III. Market Commentary

The fixed income market conditions for the fiscal year ended September 30, 2010 reflected a dramatic recovery from the crisis conditions of 2008 and the post Lehman bankruptcy. The period was characterized by an increased investor appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-backed Lending Facility (“TALF”), the Public Private Investment Program (“PPIP”) and a $1.25 trillion purchase program of agency mortgage-backed securities (“MBS”) by the U.S. Federal Reserve (the “Fed”). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market, including commercial MBS, and the asset-backed securities market. The corporate market was supported by a stabilizing economic condition, improving corporate fundamentals, and better market liquidity. The strong market recovery was interrupted in the spring of 2010 as the European sovereign credit crisis triggered a flight to quality that served to bring Treasury yields back to the lower end of their trading range. News surrounding financial reform legislation, the housing sector, and unemployment continued to weigh on the economy. In addition, the Federal Reserve signaled further quantitative easing in September to help stimulate the economy, which led Treasury yields even lower. Despite the decline, the rally in TIPS and higher long-term inflation expectations provided strong performance for the fiscal year.

IV. Return vs. Benchmark

For the year ended September 30, 2010, the Fund underperformed the Barclays 1-5 Year U.S. TIPS Index (the “Index”) returning 5.20% versus the Index return of 5.26%.

V. Fund Attribution

Tactical and timely allocation to nominal Treasuries helped the Fund’s performance due to the decline in Treasury yields during the year. The Fund’s yield curve positioning favoring longer dated TIPS was a positive contributor. In addition, the drop in TIPS yields served to support the absolute return of the Fund. Treasury futures were utilized to efficiently assist in managing the Fund’s duration, yield curve, and Treasury exposure.

Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Real Return Fund, Class A	5.20%	5.75%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays 1-5 Year U.S. TIPS Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect for waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Managed Trust / Annual Report / September 30, 2010

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Multi-Strategy Alternative Fund

I. Objective

The Multi-Strategy Alternative Fund (the “Fund”) allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.

II. Multi-Manager Approach Statement

The Fund uses a fund-of-funds approach, investing in a number of funds managed by different sub-advisors with differing investment approaches. The fund selection and portfolio construction are conducted by SEI Investments Management Corp.

The Multi-Strategy Alternative Fund had investments in the following 11 funds as of September 30, 2010: Aberdeen Equity Long Short Fund, Institutional Class (GGUIX), AQR Diversified Arbitrage Fund, Class I (ADAIX), AQR Managed Futures Strategy Fund, Class I (AQMIX), Driehaus Active Income Fund (LCMAX), DWS Disciplined Market Neutral Fund, Institutional Class (DDMAX), Eaton Vance Global Macro Absolute Return Fund, Class I (EIGMX), JPMorgan Research Market Neutral Fund, Institutional Class (JPMNX), Managers AMG FW Alternative Fund, Institutional Class (MGAIX), Merger Fund (MERFX), TFS Market Neutral Fund (TFSMX) and Turner Spectrum Fund, Institutional Class (TSPEX).

From the Funds inception on March 31, 2010 through the Fund’s fiscal year end on September 30, 2010, Turner Spectrum Fund, Institutional Class and AQR Managed Futures Strategy Fund, Class I, were added to the Fund, while Rydex Managed Futures Fund and Highbridge Statistical Market Neutral Select Fund were terminated.

III. Market Commentary

Markets were highly volatile during the first six months of the Fund’s inception. The second quarter saw a significant sell-off in risk assets, while the third quarter reversed those losses as most risk assets rallied strongly. Fears of sovereign defaults and the slowing pace of economic recovery drove markets down during the second quarter. In the third quarter, abatement of those concerns, combined with the prospect of continued dovish action by the U.S. Federal Reserve in the form of further quantitative easing, caused risk assets to rally. Throughout this volatility, the Fund achieved its main objective to protect investor capital, experiencing only a modest drawdown during the second quarter. However, the recovery during the third quarter was not as robust as had been hoped, as the choppy market conditions presented challenges for several investment strategies.

IV. Return vs. Benchmark

For the six-month period ended September 30, 2010, the Multi-Strategy Alternative Fund, Class A, underperformed the BofA Merrill Lynch 3-Month U.S Treasury Bill Index (the “Index), returning (0.70)% versus 0.13% for the Index.

V. Fund Attribution

The largest contributor to Fund returns was the Long/Short Equity strategy, followed by Multi-Strategy Arbitrage. Merger Arbitrage delivered a small gain. Losses came from the Tactical Trading and Market-Neutral Equity strategies. The environment proved challenging for tactical managers, as the market oscillated between pessimism and enthusiasm. Market-Neutral managers, which rely on capturing relative stock performance, also struggled, as equity prices were driven by broad macroeconomic concerns rather than stock-specific data.

Multi-Strategy Alternative Fund:

AVERAGE ANNUAL TOTAL RETURN1

Since Inception
Multi-Strategy Alternative Fund, Class A	(0.70)%

Comparison of Change in the Value of a $10,000 Investment in the Multi-Strategy Alternative Fund, Class A, versus the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 3/31/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	27

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 11.8%
Amazon.com*	1.2%	106,740	$16,764
Comcast, Cl A	0.5	367,186	6,639
Nike, Cl B (A)	0.5	87,900	7,044
priceline.com*	0.6	26,135	9,104
Time Warner	1.0	474,704	14,550
Other Securities	8.0		110,236

			164,337

Consumer Staples — 8.7%
Coca-Cola	0.7	179,395	10,498
PepsiCo	0.7	139,190	9,248
Philip Morris International	0.5	134,229	7,520
Procter & Gamble	1.7	387,679	23,249
Walgreen	0.5	211,605	7,089
Wal-Mart Stores	0.5	125,372	6,710
Other Securities	4.1		56,865

			121,179

Energy — 8.6%
Chevron	1.6	283,069	22,943
ConocoPhillips	1.1	278,447	15,991
Exxon Mobil	0.8	176,724	10,920
Transocean*	0.5	117,200	7,535
Other Securities	4.6		63,122

			120,511

Financials — 15.0%
American Express	0.7	228,800	9,617
Bank of America	1.1	1,175,212	15,407
Berkshire Hathaway, Cl B*	0.6	106,700	8,822
Citigroup*	0.8	2,726,500	10,633
Goldman Sachs Group	1.0	100,265	14,496
JPMorgan Chase	1.5	565,585	21,532
PNC Financial Services Group	0.6	155,809	8,088

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.2%	664,100	$16,689
Other Securities	7.5		103,666

			208,950

Health Care — 13.2%
Abbott Laboratories	0.5	140,706	7,351
Allergan	0.7	135,417	9,009
Amgen*	1.1	276,647	15,246
Johnson & Johnson	1.3	287,939	17,841
Medco Health Solutions*	0.5	133,300	6,940
Medtronic	0.6	249,100	8,365
Merck	0.7	252,182	9,283
Pfizer	1.1	884,763	15,191
UnitedHealth Group	1.0	389,983	13,692
Other Securities	5.7		81,841

			184,759

Industrials — 9.1%
3M (A)	0.8	136,672	11,851
General Electric	1.3	1,080,501	17,558
United Technologies	0.5	103,057	7,341
Other Securities	6.5		90,631

			127,381

Information Technology — 20.6%
Apple*	2.7	131,135	37,210
Cisco Systems*	1.3	815,772	17,865
Citrix Systems*	0.5	103,903	7,090
EMC* (A)	0.8	587,613	11,934
Intel	0.6	428,964	8,249
International Business Machines	1.1	114,133	15,310
Intuit*	0.5	158,200	6,931
Microsoft	1.9	1,071,454	26,240
Oracle	0.6	294,940	7,919
Qualcomm	1.1	329,600	14,872
Texas Instruments (A)	1.0	505,000	13,706
Visa, Cl A	0.8	158,207	11,748
Other Securities	7.7		108,037

			287,111

Materials — 3.0%
Other Securities	3.0		41,653

Telecommunication Services — 3.4%
AT&T	1.5	711,170	20,340
Verizon Communications	0.7	306,671	9,994
Other Securities	1.2		16,820

			47,154

28	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Exelon	0.6%	206,972	$8,812
Other Securities	2.4		32,983

			41,795

Total Common Stock (Cost $1,262,806) ($ Thousands)			1,344,830

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P. 0.230%**† (B)	7.0	97,897,411	97,897

Total Affiliated Partnership (Cost $97,897) ($ Thousands)			97,897

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.150%**†	3.1	42,847,864	42,848

Total Cash Equivalent (Cost $42,848) ($ Thousands)			42,848

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		4,680

Total U.S. Treasury Obligation (Cost $4,679) ($ Thousands)			4,680

Total Investments — 106.8% (Cost $1,408,230) ($ Thousands)			$1,490,255

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	47	Dec-2010	$49
S&P Composite Index	104	Dec-2010	651
S&P Mid 400 Index E-MINI	60	Dec-2010	190

			$890

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,395,899 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $94,814 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $97,897 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,344,830	$—	$—	$1,344,830
Affiliated Partnership	—	97,897	—	97,897
Cash Equivalent	42,848	—	—	42,848
U.S. Treasury Obligation	—	4,680	—	4,680

Total Investments in Securities	$1,387,678	$102,577	$—	$1,490,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$890	$—	$—	$890

*	Futures contracts are valued at unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	29

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%‡

Consumer Discretionary — 7.4%
Comcast, Cl A	1.2%	1,001,400	$17,752
Time Warner	0.6	308,933	9,469
Viacom, Cl B	0.4	171,400	6,203
Walt Disney	0.6	274,000	9,072
Other Securities	4.6		69,399

			111,895

Consumer Staples — 9.8%
Coca-Cola	0.4	104,300	6,104
CVS Caremark	0.9	429,100	13,504
PepsiCo	0.5	109,800	7,295
Procter & Gamble	2.1	517,500	31,035
Wal-Mart Stores	1.0	283,700	15,184
Other Securities	4.9		74,797

			147,919

Energy — 11.8%
Apache (A)	0.7	113,700	11,115
Chevron	3.2	600,800	48,695
ConocoPhillips	1.6	426,086	24,470
Devon Energy	0.4	99,800	6,461
Exxon Mobil	1.0	245,294	15,157
Marathon Oil	0.6	277,700	9,192
Occidental Petroleum	1.0	193,600	15,159
Other Securities	3.3		48,776

			179,025

Financials — 25.5%
Allstate	0.4	216,200	6,821
Ameriprise Financial (A)	0.4	128,900	6,101
Bank of America	2.1	2,482,269	32,543
Bank of New York Mellon	0.5	306,422	8,007
Berkshire Hathaway, Cl B*	1.5	272,600	22,539
Chubb	0.6	148,400	8,457
Citigroup*	1.0	3,809,800	14,858
Everest Re Group	0.5	81,800	7,073
Goldman Sachs Group	1.2	121,000	17,494

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	2.7%	1,087,400	$41,397
MetLife (A)	0.4	162,200	6,237
Morgan Stanley	0.4	269,900	6,661
PNC Financial Services Group	0.7	210,455	10,925
Prudential Financial	0.5	136,700	7,406
Travelers (A)	0.8	224,900	11,717
US Bancorp	0.5	316,300	6,838
Wells Fargo	2.1	1,255,395	31,548
Other Securities	9.2		139,270

			385,892

Health Care — 14.8%
Amgen*	1.2	319,400	17,602
Eli Lilly	0.4	178,700	6,528
Johnson & Johnson	2.0	487,600	30,212
Merck	1.6	667,057	24,554
Pfizer	3.0	2,639,398	45,319
UnitedHealth Group	0.9	398,100	13,977
WellPoint*	0.8	220,300	12,478
Other Securities	4.9		73,753

			224,423

Industrials — 8.4%
General Dynamics	0.7	155,100	9,742
General Electric	2.5	2,334,600	37,937
Northrop Grumman	0.6	145,900	8,846

Raytheon	0.6	199,100	9,101
Other Securities	4.0		60,901

			126,527

Information Technology — 6.2%
Intel	0.8	593,100	11,405
Microsoft	1.5	929,200	22,756
Texas Instruments	0.5	258,500	7,016
Other Securities	3.4		52,571

			93,748

Materials — 3.2%
Other Securities	3.2		48,604

Telecommunication Services — 5.2%
AT&T	3.4	1,794,095	51,311
Verizon Communications (A)	1.1	524,100	17,080
Other Securities	0.7		10,531

			78,922

Utilities — 5.8%
American Electric Power	0.6	259,400	9,398
Other Securities	5.2		78,766

			88,164

Total Common Stock (Cost $1,389,684) ($ Thousands)			1,485,119

30	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.5%
SEI Liquidity Fund, L.P. 0.230% (B)**†	8.5%	134,650,092	$129,626

Total Affiliated Partnership (Cost $134,650) ($ Thousands)			129,626

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	1.9	28,513,155	28,513

Total Cash Equivalent (Cost $28,513) ($ Thousands)			28,513

U.S. TREASURY OBLIGATION (C) — 0.4%
Other Securities	0.4		5,520

Total U.S. Treasury Obligation (Cost $5,519) ($ Thousands)			5,520

Total Investments — 108.9% (Cost $1,558,366) ($ Thousands)			$1,648,778

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	80	Dec-2010	$636

For the period ended September 30, 2010, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,514,440 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $130,963 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $129,626 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,485,119	$—	$—	$1,485,119
Affiliated Partnership	—	129,626	—	129,626
Cash Equivalent	28,513	—	—	28,513
U.S. Treasury Obligation	—	5,520	—	5,520

Total Investments in Securities	$1,513,632	$135,146	$—	$1,648,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$636	$—	$—	$636

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	31

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.3%‡

Consumer Discretionary — 13.9%
Amazon.com*	1.3%	129,216	$20,295
Lowe’s	0.6	450,916	10,051
McDonald’s	1.1	240,925	17,951
NetFlix* (A)	0.6	57,421	9,311
Nike, Cl B (A)	1.0	207,040	16,592
priceline.com (A)	1.2	57,300	19,960
Staples	0.6	451,700	9,450
Starbucks	0.5	347,326	8,885
Target	0.8	236,747	12,652
Other Securities	6.2		98,890

			224,037

Consumer Staples — 11.3%
Coca-Cola	1.3	358,845	21,000
Kellogg	0.8	257,300	12,996
PepsiCo	1.7	398,391	26,469
Procter & Gamble	1.7	471,306	28,264
Walgreen (A)	0.8	409,877	13,731
Other Securities	5.0		79,341

			181,801

Energy — 5.2%
EOG Resources (A)	0.7	118,500	11,017
Exxon Mobil	0.9	238,600	14,743
Halliburton	0.7	322,910	10,679
Schlumberger	0.6	141,553	8,721
Other Securities	2.3		39,166

			84,326

Financials — 4.5%
American Express	0.9	332,333	13,968
CME Group	0.6	35,855	9,338
Other Securities	3.0		49,628

			72,934

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.1%
Abbott Laboratories	1.1%	354,844	$18,537
Allergan	0.9	220,503	14,670
Johnson & Johnson	1.2	325,578	20,173
Medco Health Solutions*	0.9	269,082	14,008
Medtronic	0.8	396,291	13,308
Other Securities	8.2		129,945

			210,641

Industrials — 9.3%
3M	1.7	309,145	26,806
Boeing	0.8	192,693	12,822
Cummins	0.6	101,662	9,208
United Technologies	1.0	220,031	15,673
Other Securities	5.2		84,695

			149,204

Information Technology — 30.2%
Adobe Systems* (A)	0.6	386,453	10,106
Apple*	4.2	238,955	67,804
Cisco Systems*	2.5	1,814,669	39,741
Citrix Systems*	1.0	235,585	16,076
EMC*	1.2	928,107	18,850
F5 Networks* (A)	0.6	89,900	9,333
Google, Cl A*	1.4	41,116	21,618
Hewlett-Packard	0.6	212,600	8,944
International Business Machines	1.0	120,174	16,120
Intuit*	0.7	254,600	11,154
Mastercard, Cl A	0.7	52,510	11,762
Microsoft	2.4	1,566,969	38,375
NetApp* (A)	0.6	199,405	9,928
Oracle	1.4	854,118	22,933
Qualcomm	1.7	625,595	28,227
Texas Instruments	0.9	515,310	13,985
Visa, Cl A	1.4	299,153	22,215
Other Securities	7.3		119,718

			486,889

Materials — 2.8%
Monsanto (A)	0.6	180,270	8,640
Other Securities	2.2		35,829

			44,469

Telecommunication Services — 1.9%
American Tower, Cl A*	0.8	262,523	13,457
Crown Castle International*	0.9	322,367	14,233
Other Securities	0.2		2,463

			30,153

32	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.1%
Other Securities	0.1%		$1,094

Total Common Stock (Cost $1,190,283) ($ Thousands)			1,485,548

CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	7.5	121,376,915	121,377

Total Cash Equivalent (Cost $121,377) ($ Thousands)			121,377

AFFILIATED PARTNERSHIP — 6.2%
SEI Liquidity Fund, L.P. 0.230%**† (B)	6.2	102,417,029	98,938

Total Affiliated Partnership (Cost $102,417) ($ Thousands)			98,938

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills, 0.166%, 12/16/2010	0.5	$8,696	8,694

Total U.S. Treasury Obligation (Cost $8,693) ($ Thousands)			8,694

Total Investments — 106.5% (Cost $1,422,770) ($ Thousands)			$1,714,557

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	356	Dec-2010	$1,643

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,610,083 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $99,295 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $98,938 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,485,548	$—	$—	$1,485,548
Cash Equivalent	121,377	—	—	121,377
Affiliated Partnership	—	98,938	—	98,938
U.S. Treasury Obligation	—	8,694	—	8,694

Total Investments in Securities	$1,606,925	$107,632	$—	$1,714,557

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,643	$—	$—	$1,643

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	33

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 11.3%
Amazon.com* (A)	1.0%	94,583	$14,855
Comcast, Cl A	0.5	441,800	7,988
DIRECTV, Cl A*	0.6	201,007	8,368
McDonald’s	0.6	126,839	9,451
Nike, Cl B (A)	0.5	96,300	7,718
priceline.com* (A)	0.7	28,983	10,096
Time Warner	0.7	341,219	10,458
Other Securities	6.7		105,027

			173,961

Consumer Staples — 9.1%
Coca-Cola	0.9	228,679	13,382
PepsiCo	0.7	154,373	10,257
Procter & Gamble	1.9	495,500	29,715
Walgreen	0.6	251,422	8,423
Wal-Mart Stores	0.5	144,748	7,747
Other Securities	4.5		70,498

			140,022

Energy — 8.8%
Chevron	1.6	304,809	24,705
ConocoPhillips	0.9	240,107	13,789
Exxon Mobil	1.0	248,749	15,370
Other Securities	5.3		81,695

			135,559

Financials — 16.3%
American Express	0.7	244,727	10,286
Bank of America	1.3	1,549,724	20,317
Berkshire Hathaway, Cl B*	0.8	155,800	12,882
Citigroup*	0.8	3,347,900	13,057
Goldman Sachs Group	1.0	101,399	14,660
JPMorgan Chase	1.7	688,107	26,196
Wells Fargo	1.4	841,467	21,146
Other Securities	8.6		132,462

			251,006

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.3%
Abbott Laboratories	0.6%	171,458	$8,957
Allergan	0.6	145,100	9,653
Amgen*	0.8	232,448	12,810
Johnson & Johnson	1.4	354,742	21,980
Medco Health Solutions*	0.5	144,986	7,548
Merck	0.8	334,372	12,308
Pfizer	1.2	1,095,576	18,811
UnitedHealth Group	1.1	462,399	16,235
Other Securities	6.3		95,965

			204,267

Industrials — 9.5%
3M	0.8	148,869	12,908
Boeing (A)	0.5	116,139	7,728
General Electric	1.3	1,227,955	19,954
United Technologies	0.7	146,007	10,400
Other Securities	6.2		94,897

			145,887

Information Technology — 19.5%
Apple*	2.3	126,037	35,763
Cisco Systems*	1.4	964,199	21,116
Citrix Systems* (A)	0.5	121,305	8,278
EMC*	0.8	647,303	13,147
Google, Cl A*	0.6	18,638	9,800
Hewlett-Packard	0.5	191,073	8,038
Intel (A)	0.8	577,736	11,110
International Business Machines	0.8	88,008	11,805
Microsoft	1.5	909,624	22,277
Oracle	0.7	381,802	10,251
Qualcomm	1.1	371,963	16,783
Texas Instruments (A)	1.0	566,700	15,380
Visa, Cl A	0.7	145,514	10,806
Other Securities	6.8		104,410

			298,964

Materials — 2.7%
Other Securities	2.7		41,990

Telecommunication Services — 3.5%
AT&T	1.5	809,646	23,156
Verizon Communications	0.8	350,459	11,421
Other Securities	1.2		19,147

			53,724

Utilities — 3.5%
AES*	0.5	760,450	8,631
Other Securities	3.0		44,638

			53,269

Total Common Stock (Cost $1,258,294) ($ Thousands)			1,498,649

34	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P., 0.230%**† (B)	8.3%	131,826,378	$127,731

Total Affiliated Partnership (Cost $131,826) ($ Thousands)			127,731

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	2.3	35,702,053	35,702

Total Cash Equivalent (Cost $35,702) ($ Thousands)			35,702

U.S. TREASURY OBLIGATION (C) — 0.4%
Other Securities	0.4		6,210

Total U.S. Treasury Obligation (Cost $6,209) ($ Thousands)			6,210

Total Investments — 108.5% (Cost $1,432,031) ($ Thousands)			$1,668,292

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	3	Dec-2010	$6
S&P Composite Index	101	Dec-2010	556
S&P Mid 400 Index E-MINI	58	Dec-2010	160

			$722

For the period ended September 30, 2010, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,537,777 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2010.
†	Investment in Affiliated Security (see Note 5).
(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $127,992 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $127,731 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,498,649	$—	$—	$1,498,649
Affiliated Partnership	—	127,731	—	127,731
Cash Equivalent	35,702	—	—	35,702
U.S. Treasury Obligation	—	6,210	—	6,210

Total Investments in Securities	$1,534,351	$133,941	$—	$1,668,292

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$722	$—	$—	$722

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	35

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 10.2%
Amazon.com*	0.5%	46,300	$7,272
Comcast, Cl A	0.5	367,222	6,639
Ford Motor* (A)	0.4	447,580	5,478
Home Depot (A)	0.5	218,696	6,928
McDonald’s	0.7	139,170	10,370
Walt Disney	0.6	250,027	8,278
Other Securities	7.0		96,541

			141,506

Consumer Staples — 11.1%
Altria Group	0.5	271,856	6,530
Coca-Cola	1.3	301,553	17,647
CVS Caremark	0.4	178,835	5,628
Kraft Foods, Cl A	0.5	226,898	7,002
PepsiCo	1.0	207,985	13,819
Philip Morris International	1.0	239,665	13,426
Procter & Gamble	1.6	371,101	22,255
Wal-Mart Stores	1.0	261,544	13,998
Other Securities	3.8		52,619

			152,924

Energy — 10.7%
Chevron	1.5	262,478	21,274
ConocoPhillips	0.8	194,943	11,196
Exxon Mobil	3.0	667,298	41,232
Occidental Petroleum	0.6	105,659	8,273
Schlumberger	0.8	178,843	11,019
Other Securities	4.0		54,961

			147,955

Financials — 15.3%
American Express	0.4	136,815	5,750
Bank of America	1.2	1,311,228	17,190
Berkshire Hathaway, Cl B* (A)	1.4	226,147	18,698
Citigroup*	0.9	3,106,185	12,114
Goldman Sachs Group	0.7	67,456	9,753

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.4%	519,857	$19,791
Wells Fargo	1.2	680,963	17,113
Other Securities	8.1		110,434

			210,843

Health Care — 11.4%
Abbott Laboratories	0.8	202,146	10,560
Amgen*	0.5	124,718	6,873
Bristol-Myers Squibb	0.4	225,775	6,121
Johnson & Johnson	1.6	360,282	22,323
Merck	1.1	402,344	14,810
Pfizer	1.3	1,054,176	18,100
Other Securities	5.7		78,839

			157,626

Industrials — 10.5%
3M	0.6	92,782	8,045
Boeing	0.4	95,632	6,363
Caterpillar (A)	0.5	81,897	6,444
General Electric	1.6	1,394,674	22,664
United Parcel Service, Cl B	0.6	128,811	8,590
United Technologies	0.6	121,432	8,650
Other Securities	6.2		84,603

			145,359

Information Technology — 18.5%
Apple*	2.4	119,431	33,888
Cisco Systems*	1.2	746,604	16,351
EMC*	0.4	268,040	5,444
Google, Cl A*	1.2	32,491	17,084
Hewlett-Packard	0.9	296,465	12,472
Intel	1.0	728,315	14,006
International Business Machines	1.6	164,937	22,125
Microsoft	1.8	995,893	24,390
Oracle	1.0	505,988	13,586
Qualcomm	0.7	209,832	9,467
Other Securities	6.3		86,204

			255,017

Materials — 3.5%
Other Securities	3.5		47,779

Telecommunication Services — 3.2%
AT&T	1.6	771,940	22,077
Verizon Communications	0.9	370,098	12,062
Other Securities	0.7		9,660

			43,799

Utilities — 3.5%
Other Securities	3.5		48,998

Total Common Stock (Cost $774,456) ($ Thousands)			1,351,806

36	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.230% (B)**†	13.4%	187,500,597	$184,420

Total Affiliated Partnership (Cost $187,501) ($ Thousands)			184,420

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	2.6	35,344,525	35,345

Total Cash Equivalent (Cost $35,345) ($ Thousands)			35,345

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,145

Total U.S. Treasury Obligations (Cost $3,145) ($ Thousands)			3,145

Total Investments — 114.1% (Cost $1,000,447) ($ Thousands)			$1,574,716

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	687	Dec-2010	$1,154

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,380,547 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $182,445 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $184,420 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,351,806	$—	$—	$1,351,806
Affiliated Partnership	—	184,420	—	184,420
Cash Equivalent	35,345	—	—	35,345
U.S. Treasury Obligations	—	3,145	—	3,145

Total Investments in Securities	$1,387,151	$187,565	$—	$1,574,716

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,154	$—	$—	$1,154

*	Futures contracts are valued at unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	37

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 15.6%
American Public Education* (A)	0.4%	30,193	$992
Capella Education* (A)	0.4	11,400	885
Cato, Cl A	0.3	27,494	736
Dana Holding* (A)	0.3	61,300	755
Deckers Outdoor* (A)	0.3	14,600	729
Finish Line, Cl A	0.4	59,500	828
HSN*	0.3	24,155	722
Iconix Brand Group*	0.4	49,375	864
MDC Partners, Cl A	0.4	69,000	923
Tempur-Pedic International*	0.4	29,202	905
Tenneco*	0.5	36,148	1,047
Other Securities	11.5		25,530

			34,916

Consumer Staples — 3.1%
Ruddick (A)	0.4	24,465	848
Other Securities	2.7		6,094

			6,942

Energy — 6.2%
Comstock Resources* (A)	0.4	42,750	961
Energy XXI Bermuda* (A)	0.3	30,645	708
Goodrich Petroleum* (A)	0.4	65,530	955
PetroHawk Energy*	0.4	59,353	958
Scorpio Tankers*	0.4	72,174	815
Other Securities	4.3		9,598

			13,995

Financials — 16.1%
First Financial Bancorp	0.3	44,490	742
Highwoods Properties†	0.4	25,437	826
MGIC Investment* (A)	0.3	78,585	725
Radian Group (A)	0.3	90,431	707
World Acceptance* (A)	0.4	20,991	927

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	14.4%		$32,255

			36,182

Health Care — 12.8%
Align Technology*	0.3	36,260	710
AMERIGROUP*	0.3	17,706	752
Chemed	0.4	14,708	838
ICU Medical*	0.5	28,043	1,046
Medicis Pharmaceutical, Cl A	0.4	29,813	884
NuVasive* (A)	0.4	27,874	980
Questcor Pharmaceuticals* (A)	0.4	85,625	849
Savient Pharmaceuticals* (A)	0.4	36,771	841
STERIS	0.4	28,848	958
Other Securities	9.3		20,781

			28,639

Industrials — 13.6%
Aegean Marine Petroleum Network	0.5	64,034	1,066
Geo Group*	0.4	36,250	846
Wabash National* (A)	0.4	103,217	835
Other Securities	12.3		27,666

			30,413

Information Technology — 20.4%
Acme Packet* (A)	0.5	30,420	1,154
Atheros Communications*	0.3	28,244	744
MicroStrategy, Cl A*	0.4	9,509	824
Parametric Technology*	0.4	43,300	846
Plantronics	0.4	24,900	841
Quality Systems (A)	0.3	10,796	716
Quest Software*	0.5	44,938	1,105
Riverbed Technology* (A)	0.4	17,786	811
Teradyne* (A)	0.5	103,078	1,148
TIBCO Software* (A)	0.5	62,900	1,116
Unisys*	0.4	30,250	844
Valueclick*	0.3	56,822	743
VistaPrint* (A)	0.4	20,448	790
Other Securities	15.1		33,965

			45,647

Materials — 5.8%
Carpenter Technology	0.5	31,740	1,070
NewMarket	0.6	12,572	1,429
WR Grace*	0.6	46,928	1,311
Other Securities	4.1		9,135

			12,945

Telecommunication Services — 0.9%
Other Securities	0.9		1,950

Utilities — 2.3%
Other Securities	2.3		5,123

Total Common Stock (Cost $194,448) ($ Thousands)			216,752

38	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%
Other Securities	0.1%		$284

Total Preferred Stock (Cost $302) ($ Thousands)			284

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

CONVERTIBLE BOND — 0.1%

Energy — 0.1%
Other Securities	0.1		118

Total Convertible Bond (Cost $119) ($ Thousands)			118

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		19

Total Corporate Obligation (Cost $19) ($ Thousands)			19

AFFILIATED PARTNERSHIP — 20.0%
SEI Liquidity Fund, L.P. 0.230%**†† (B)	20.0	44,868,654	44,869

Total Affiliated Partnership (Cost $44,869) ($ Thousands)			44,869

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**††	2.5	5,592,067	5,592

Total Cash Equivalent (Cost $5,592) ($ Thousands)			5,592

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		240

Total U.S. Treasury Obligation (Cost $240) ($ Thousands)			240

Total Investments — 119.6% (Cost $245,589) ($ Thousands)			$267,874

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	39	Dec-2010	$12

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $223,978 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $43,356 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $44,869 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or has been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$216,734	$12	$6	$216,752
Preferred Stock	—	284	—	284
Warrants	—	—	—	—
Convertible Bond	—	118	—	118
Corporate Obligation	—	—	19	19
Affiliated Partnership	—	44,869	—	44,869
Cash Equivalent	5,592	—	—	5,592
U.S. Treasury Obligation	—	240	—	240

Total Investments in Securities	$222,326	$45,523	$25	$267,874

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$12	$—	$—	$12

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2009	$—	$—
Accrued discounts/premiums	—	1
Realized gain/(loss)	(53)	(9)
Change in unrealized appreciation/(depreciation)	(2)	—
Net purchases/sales	61	27
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2010	$6	$19

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—	$—

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	39

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%‡

Consumer Discretionary — 8.3%
Cooper Tire & Rubber (A)	0.5%	141,048	$2,769
MDC Partners, Cl A	0.5	225,800	3,019
Rent-A-Center (A)	0.4	103,500	2,316
Other Securities	6.9		36,709

			44,813

Consumer Staples — 3.9%
Chiquita Brands International* (A)	0.5	186,300	2,467
Del Monte Foods	0.5	205,887	2,699
Universal	0.4	53,300	2,137
Other Securities	2.5		13,888

			21,191

Energy — 5.3%
Goodrich Petroleum* (A)	0.4	160,285	2,335
Other Securities	4.9		26,711

			29,046

Financials — 36.4%
AMB Property† (A)	0.6	125,100	3,311
Boston Properties† (A)	0.4	26,600	2,211
Brookfield Asset Management, Cl A	0.4	81,900	2,323
Douglas Emmett† (A)	0.6	188,900	3,308
Employers Holdings	0.4	135,321	2,134
Endurance Specialty Holdings	0.6	79,508	3,164
First Financial Bancorp	0.4	142,429	2,376
Forest City Enterprises, Cl A* (A)	0.4	170,779	2,191
Host Hotels & Resorts† (A)	0.4	141,010	2,042
Infinity Property & Casualty (A)	0.5	54,896	2,677
Kimco Realty†	0.6	207,000	3,260
Meadowbrook Insurance Group	0.4	234,300	2,102
Nelnet, Cl A	0.4	104,300	2,387

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Platinum Underwriters Holdings	0.7%	86,534	$3,766
Plum Creek Timber† (A)	0.6	94,400	3,332
ProAssurance*	0.4	38,105	2,194
Public Storage†	0.5	29,700	2,882
Regency Centers† (A)	0.5	68,600	2,708
Simon Property Group†	0.4	25,418	2,357
UDR† (A)	0.4	113,000	2,387
Vornado Realty Trust† (A)	0.7	42,097	3,601
Zions Bancorporation (A)	0.4	99,137	2,118
Other Securities	25.7		138,937

			197,768

Health Care — 4.7%
ICU Medical*	0.4	59,800	2,230
Other Securities	4.3		23,454

			25,684

Industrials — 14.9%
EMCOR Group*	0.4	90,700	2,230
FTI Consulting* (A)	0.5	84,900	2,945
Geo Group*	0.5	118,800	2,774
IDEX (A)	0.4	63,223	2,245
Kaydon (A)	0.4	56,953	1,970
Teledyne Technologies*	0.6	75,829	3,019
Teleflex (A)	0.4	41,781	2,372
Towers Watson, Cl A	0.7	75,411	3,709
Other Securities	11.0		59,704

			80,968

Information Technology — 13.4%
CACI International, Cl A* (A)	0.5	61,799	2,797
Diebold (A)	0.5	93,837	2,917
Digital River* (A)	0.7	104,533	3,558
Intermec* (A)	0.5	205,290	2,517
Lawson Software*	0.6	383,686	3,250
Zebra Technologies, Cl A* (A)	0.3	58,325	1,962
Other Securities	10.3		55,819

			72,820

Materials — 4.8%
OM Group* (A)	0.4	73,029	2,200
Other Securities	4.4		23,623

			25,823

Telecommunication Services — 0.3%
Other Securities	0.3		1,372

Utilities — 5.4%
AGL Resources	0.4	57,490	2,205
Great Plains Energy (A)	0.6	161,122	3,045
NorthWestern (A)	0.4	75,500	2,152

40	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Portland General Electric	1.0%	265,504	$5,384
Other Securities	3.0		16,360

			29,146

Total Common Stock (Cost $466,397) ($ Thousands)			528,631

PREFERRED STOCK — 0.0%
Other Securities	0.0		171

Total Preferred Stock (Cost $166) ($ Thousands)			171

WARRANTS — 0.0%
Other Securities	0.0		12

Total Warrants (Cost $—) ($ Thousands)			12

AFFILIATED PARTNERSHIP — 24.9%
SEI Liquidity Fund, L.P. 0.230%**†† (B)	24.9	139,060,084	135,061

Total Affiliated Partnership (Cost $139,060) ($ Thousands)			135,061

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**††	2.2	12,211,958	12,212

Total Cash Equivalent (Cost $12,212) ($ Thousands)			12,212

U.S. TREASURY OBLIGATION (C) (D) — 0.9%
U.S. Treasury Bills,
0.200%, 12/16/2010	0.9	$ 4,755	4,753

Total U.S. Treasury Obligation (Cost $4,753) ($ Thousands)			4,753

Total Investments — 125.4% (Cost $622,588) ($ Thousands)			$680,840

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	128	Dec-2010	$502

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $542,871 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $135,142 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $135,061 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$528,233	$—	$398	$528,631
Preferred Stock	—	171	—	171
Warrants	12	—	—	12
Affiliated Partnership	—	135,061	—	135,061
Cash Equivalent	12,212	—	—	12,212
U.S. Treasury Obligation	—	4,753	—	4,753

Total Investments in Securities	$540,457	$139,985	$398	$680,840

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$502	$—	$—	$502

*	Futures contracts are value at unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$445
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(47)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2010	$398

Changes in unrealized gains (losses) included in earnings to securities still held at reporting date	$(47)

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	41

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%‡

Consumer Discretionary — 17.7%
American Public Education* (A)	0.6%	75,470	$2,480
Capella Education* (A)	0.5	27,161	2,108
Finish Line, Cl A (A)	0.4	121,239	1,686
J Crew Group*	0.4	44,795	1,506
Life Time Fitness* (A)	0.5	47,896	1,890
Saks*	0.4	177,435	1,526
Sotheby’s (A)	0.5	47,185	1,737
Talbots*	0.7	198,870	2,605
Tempur-Pedic International*	0.5	69,030	2,140
Tractor Supply (A)	0.4	37,937	1,505
Other Securities	12.8		49,033

			68,216

Consumer Staples — 2.4%
Other Securities	2.4		9,130

Energy — 5.5%
CARBO Ceramics (A)	0.4	19,500	1,579
Comstock Resources* (A)	0.7	110,822	2,492
Energy XXI Bermuda* (A)	0.4	70,710	1,634
Goodrich Petroleum* (A)	0.6	153,488	2,236
PetroHawk Energy*	0.6	142,109	2,294
World Fuel Services	0.5	68,297	1,776
Other Securities	2.3		9,028

			21,039

Financials — 6.4%
Affiliated Managers Group*	0.4	19,686	1,536
MarketAxess Holdings	0.5	111,808	1,899
MGIC Investment*	0.5	187,894	1,734
Other Securities	5.0		19,325

			24,494

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.6%
Abaxis*	0.4%	73,692	$1,702
Acorda Therapeutics*	0.6	62,199	2,054
Align Technology* (A)	0.5	101,274	1,983
Healthsouth* (A)	0.4	86,656	1,664
NuVasive* (A)	0.6	69,934	2,458
PDL BioPharma (A)	0.4	291,037	1,531
PSS World Medical* (A)	0.4	70,485	1,507
STERIS	0.5	59,720	1,984
Other Securities	12.8		49,115

			63,998

Industrials — 16.5%
Aegean Marine Petroleum Network	0.7	160,822	2,676
AerCap Holdings*	0.4	139,360	1,649
CoStar Group* (A)	0.6	48,988	2,386
Innerworkings* (A)	0.4	243,246	1,598
Nordson	0.6	29,610	2,182
WESCO International*	0.5	43,615	1,714
Other Securities	13.3		51,092

			63,297

Information Technology — 28.0%
Acme Packet* (A)	0.7	65,801	2,497
Atheros Communications*	0.6	88,796	2,340
DTS*	0.6	59,270	2,262
MicroStrategy, Cl A*	0.5	23,278	2,016
Netlogic Microsystems* (A)	0.5	66,329	1,829
Quality Systems (A)	0.4	23,663	1,569
Quest Software* (A)	0.7	111,282	2,736
Riverbed Technology* (A)	0.5	41,103	1,873
SS&C Technologies Holdings*	0.4	94,980	1,501
Syntel	0.5	40,589	1,806
Teradyne*	0.6	217,250	2,420
TIBCO Software* (A)	0.6	134,800	2,391
Unisys* (A)	0.4	60,999	1,702
Veeco Instruments* (A)	0.5	56,168	1,959
VistaPrint* (A)	1.1	111,180	4,297
Other Securities	19.4		74,633

			107,831

Materials — 3.6%
NewMarket	0.4	14,028	1,595
WR Grace*	0.5	75,431	2,108
Other Securities	2.7		9,985

			13,688

Telecommunication Services — 1.2%
Other Securities	1.2		4,728

42	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.3%
Other Securities	0.3%		$1,355

Total Common Stock (Cost $313,131) ($ Thousands)			377,776

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		489

Total Exchange Traded Fund (Cost $472) ($ Thousands)			489

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 26.2%
SEI Liquidity Fund, L.P., 0.230%**† (B)	26.2	103,678,869	100,628

Total Affiliated Partnership (Cost $103,679) ($ Thousands)			100,628

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	2.5	9,691,169	9,691

Total Cash Equivalent (Cost $9,691) ($ Thousands)			9,691

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		803

Total U.S. Treasury Obligation (Cost $803) ($ Thousands)			803

Total Investments — 127.2% (Cost $427,776) ($ Thousands)			$489,387

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	74	Dec-2010	$290

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $384,613 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $100,287 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $100,628 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,231	$142	$403	$377,776
Exchange Traded Fund	489	—	—	489
Warrants	—	—	—	—
Affiliated Partnership	—	100,628	—	100,628
Cash Equivalent	9,691	—	—	9,691
U.S. Treasury Obligation	—	803	—	803

Total Investments in Securities	$387,411	$101,573	$403	$489,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$290	$—	$—	$290

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$571
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(156)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(12)

Ending balance as of September 30, 2010	$403

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(156)

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	43

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 17.1%
American Eagle Outfitters	0.3%	62,219	$931
Bridgepoint Education* (A)	0.3	58,700	908
Dick’s Sporting Goods* (A)	0.4	36,750	1,030
Hanesbrands*	0.4	43,910	1,135
Interpublic Group* (A)	0.4	128,286	1,287
Jarden	0.3	30,520	950
LKQ*	0.3	44,700	930
National CineMedia	0.3	57,963	1,038
Phillips-Van Heusen	0.4	17,880	1,076
Polaris Industries (A)	0.3	13,535	881
Scientific Games, Cl A*	0.4	137,253	1,331
Tempur-Pedic International* (A)	0.3	32,040	993
Other Securities	13.0		38,722

			51,212

Consumer Staples — 3.8%
Del Monte Foods	0.4	87,443	1,146
Green Mountain Coffee Roasters* (A)	0.4	37,247	1,162
Herbalife	0.3	16,030	968
Other Securities	2.7		8,082

			11,358

Energy — 5.3%
Overseas Shipholding Group (A)	0.3	26,220	900
Other Securities	5.0		15,045

			15,945

Financials — 15.5%
Endurance Specialty Holdings	0.3	24,378	970
MFA Financial† (A)	0.3	128,122	978
ProAssurance* (A)	0.3	16,781	966
Unum Group	0.3	40,763	903

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Zions Bancorporation (A)	0.4%	54,948	$1,174
Other Securities	13.9		41,558

			46,549

Health Care — 10.8%
Onyx Pharmaceuticals* (A)	0.3	37,250	983
Pharmaceutical Product Development	0.3	38,170	946
Valeant Pharmaceuticals International* (A)	0.3	37,748	946
Other Securities	9.9		29,554

			32,429

Industrials — 15.0%
ArvinMeritor* (A)	0.4	68,680	1,067
Corrections Corp of America*	0.4	52,330	1,292
Gardner Denver	0.4	20,429	1,097
Regal-Beloit	0.4	17,760	1,042
SYKES Enterprises* (A)	0.3	76,617	1,040
Timken	0.3	23,300	894
Towers Watson, Cl A	0.3	17,815	876
Other Securities	12.5		37,715

			45,023

Information Technology — 17.1%
Alliance Data Systems* (A)	0.4	19,300	1,260
Equinix* (A)	0.4	11,810	1,209
GSI Commerce* (A)	0.7	88,240	2,179
Informatica* (A)	0.3	24,450	939
Lexmark International, Cl A*	0.4	24,300	1,084
Microsemi* (A)	0.4	67,972	1,166
Parametric Technology* (A)	0.3	49,859	974
PMC - Sierra*	0.3	131,900	971
Skyworks Solutions*	0.3	48,140	996
VistaPrint* (A)	0.3	25,759	996
Wright Express* (A)	0.3	25,395	907
Other Securities	13.0		38,788

			51,469

Materials — 5.4%
Silgan Holdings	0.3	32,230	1,022
Other Securities	5.1		15,032

			16,054

Telecommunication Services — 2.3%
Frontier Communications	0.3	109,460	894
MetroPCS Communications*	0.5	140,060	1,465
NII Holdings* (A)	0.5	40,500	1,664
SBA Communications, Cl A*	0.4	29,500	1,189
Other Securities	0.6		1,831

			7,043

44	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 4.4%
AGL Resources	0.3%	24,982	$958
Great Plains Energy (A)	0.4	56,292	1,064
Portland General Electric (A)	0.5	65,881	1,336
Other Securities	3.2		9,866

			13,224

Total Common Stock (Cost $242,613) ($ Thousands)			290,306

CLOSED-END FUND — 0.0%
Other Securities	0.0		13

Total Closed-End Fund (Cost $9) ($ Thousands)			13

AFFILIATED PARTNERSHIP — 38.8%
SEI Liquidity Fund, L.P. 0.230% (B)**††	38.8	117,278,838	116,670

Total Affiliated Partnership (Cost $117,279) ($ Thousands)			116,670

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%,**††	3.3	9,908,999	9,909

Total Cash Equivalent (Cost $9,909) ($ Thousands)			9,909

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		702

Total U.S. Treasury Obligation (Cost $702) ($ Thousands)			702

Total Investments — 139.0% (Cost $370,512) ($ Thousands)			$417,600

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	79	Dec-2010	$245
S&P Mid 400 Index E-MINI	44	Dec-2010	129

			$374

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Westpac Banking	10/5/10	USD	13	AUD	16	$3
JP Morgan Chase	10/5/10	USD	19	AUD	23	3
Deutsche Bank AG	10/5/10	USD	24	AUD	28	3
Westpac Banking	10/5/10	USD	18	AUD	19	—
Deutsche Bank AG	10/5/10	AUD	297	USD	246	(41)
Barclays Capital	10/5/10	AUD	33	USD	28	(4)
Barclays Capital	10/5/10	AUD	16	USD	15	(1)

						$(37)

Percentages are based on Net Assets of $300,343 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $114,123 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $116,670 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

Cl — Class

L.P. — Limited Partnership

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$290,306	$—	$—	$290,306
Closed-End Fund	13	—	—	13
Cash Equivalent	9,909	—	—	9,909
U.S. Treasury Obligation	—	702	—	702
Affiliated Partnership	—	116,670	—	116,670

Total Investments in Securities	$300,228	$117,372	$—	$417,600

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$374	$—	$—	$374
Forwards*	—	(37)	—	(37)

	$374	$(37)	$—	$337

*	Futures contracts and Forwards are valued at unrealized appreciation (depreciation) on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	45

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 17.0%
American Eagle Outfitters	0.6%	50,615	$757
Darden Restaurants	0.5	15,914	681
Interpublic Group*	0.9	112,401	1,127
National CineMedia	0.6	40,857	731
Phillips-Van Heusen	0.7	14,619	879
Scientific Games, Cl A* (A)	0.7	88,173	855
Other Securities	13.0		16,215

			21,245

Consumer Staples — 4.5%
Molson Coors Brewing, Cl B	0.8	21,044	994
Other Securities	3.7		4,709

			5,703

Energy — 7.4%
Murphy Oil	0.7	14,230	881
Nabors Industries*	0.6	39,785	719
Newfield Exploration*	0.7	14,986	861
Range Resources	0.9	27,533	1,050
Spectra Energy	0.6	33,461	755
Other Securities	3.9		4,962

			9,228

Financials — 15.0%
Ameriprise Financial	0.6	16,974	803
Comerica	0.5	17,764	660
Endurance Specialty Holdings	0.5	16,676	664
Federated Investors, Cl B (A)	0.5	29,640	675
Fifth Third Bancorp	0.7	68,630	826
Host Hotels & Resorts† (A)	0.5	46,695	676
Liberty Property Trust† (A)	0.7	26,638	850
PartnerRe	0.6	8,785	704
People’s United Financial	0.6	62,547	819
Reinsurance Group of America, Cl A	0.6	15,284	738
Unum Group	0.7	40,688	901

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Zions Bancorporation (A)	0.6%	35,450	$757
Other Securities	7.9		9,685

			18,758

Health Care — 10.8%
AmerisourceBergen	0.5	21,586	662
Henry Schein*	0.5	11,319	663
Hologic*	0.6	46,875	750
Shire ADR	0.8	15,637	1,052
Other Securities	8.4		10,396

			13,523

Industrials — 13.9%
Avery Dennison	0.5	19,102	709
Cintas (A)	0.6	27,323	753
Dover	0.8	19,575	1,022
ITT	0.6	15,965	748
Timken	0.6	18,493	709
Other Securities	10.8		13,524

			17,465

Information Technology — 14.8%
Alliance Data Systems* (A)	0.7	13,490	880
Analog Devices	0.5	21,474	674
GSI Commerce* (A)	1.0	50,966	1,259
Marvell Technology Group*	0.7	46,670	817
Microsemi* (A)	0.6	42,950	737

Molex (A)	0.6	32,599	682
PMC - Sierra*	0.6	102,765	756
Synopsys*	0.7	36,818	912
Other Securities	9.4		11,794

			18,511

Materials — 5.7%
Allegheny Technologies (A)	0.6	15,613	725
Celanese, Ser A	0.6	21,662	695
Owens-Illinois*	0.7	32,432	910
Other Securities	3.8		4,798

			7,128

Telecommunication Services — 2.4%
NII Holdings* (A)	1.1	31,301	1,287
SBA Communications, Cl A*	0.7	22,314	899
Other Securities	0.6		780

			2,966

Utilities — 5.6%
AGL Resources	0.6	20,280	778
American Water Works	0.6	35,447	825
Edison International	0.6	23,110	795

46	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Xcel Energy (A)	0.6%	29,784	$684
Other Securities	3.2		3,938

			7,020

Total Common Stock (Cost $114,855) ($ Thousands)			121,547

AFFILIATED PARTNERSHIP — 20.4%
SEI Liquidity Fund, L.P. 0.230%, (B)**††	20.4	25,976,868	25,599

Total Affiliated Partnership (Cost $25,977) ($ Thousands)			25,599

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**††	2.5	3,119, 529	3,120

Total Cash Equivalent (Cost $3,120) ($ Thousands)			3,120

U.S. TREASURY OBLIGATION (C) — 0.5%
Other Securities	0.5		621

Total U.S. Treasury Obligation (Cost $620) ($ Thousands)			621

Total Investments — 120.5% (Cost $144,572) ($ Thousands)			$150,887

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	40	Dec-2010	$109

For the year ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $125,192 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $25,217 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $25,599 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,547	$—	$—	$121,547
Affiliated Partnership	—	25,599	—	25,599
Cash Equivalent	3,120	—	—	3,120
U.S. Treasury Obligation	—	621	—	621

Total Investments in Securities	$124,667	$26,220	$—	$150,887

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$109	$—	$—	$109

*	Futures contracts are valued at unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	47

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 9.4%
Amazon.com*	1.4%	36,240	$5,692
priceline.com*	1.2	14,044	4,892
Other Securities	6.8		28,372

			38,956

Consumer Staples — 19.1%
Altria Group	1.3	230,976	5,548
Brown-Forman, Cl B	1.2	80,022	4,933
Campbell Soup	0.6	63,608	2,274
Clorox	0.9	56,943	3,801
Hershey	1.6	139,290	6,629
Hormel Foods	1.7	155,318	6,927
Kellogg	1.2	95,312	4,814
Kimberly-Clark	1.5	94,312	6,135
Lorillard	1.3	67,425	5,415
McCormick	1.1	103,307	4,343
Philip Morris International	1.3	98,663	5,527
Reynolds American	1.3	86,629	5,145
SYSCO	0.9	138,645	3,954
Other Securities	3.2		13,866

			79,311

Energy — 3.4%
Other Securities	3.4		14,028

Financials — 12.7%
Allied World Assurance Holdings	0.6	47,656	2,697
Arch Capital Group*	0.7	34,728	2,910
Bank of Hawaii	0.9	86,415	3,882
Commerce Bancshares	1.2	133,173	5,006
Cullen/Frost Bankers	0.9	66,031	3,557
RenaissanceRe Holdings	0.8	55,048	3,301
Other Securities	7.6		31,639

			52,992

Health Care — 20.6%
Abbott Laboratories	1.5	117,780	6,153
Alexion Pharmaceuticals*	0.6	37,161	2,392

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AmerisourceBergen	1.6%	215,872	$6,619
Amgen*	1.4	105,780	5,829
Becton Dickinson	1.2	65,560	4,858
Biogen Idec*	1.1	78,674	4,415
C.R. Bard	1.6	80,915	6,589
Cardinal Health	1.3	165,843	5,479
Eli Lilly	1.2	135,736	4,958
Forest Laboratories*	0.9	123,040	3,806
Genzyme*	0.6	35,274	2,497
Johnson & Johnson	1.0	68,537	4,246
McKesson	1.7	112,345	6,941
Techne	1.0	63,609	3,927
Other Securities	3.9		16,789

			85,498

Industrials — 3.7%
Other Securities	3.7		15,575

Information Technology — 10.1%
Analog Devices	0.9	114,926	3,607
Cognizant Technology Solutions, Cl A*	1.3	84,579	5,453
International Business Machines	1.4	42,655	5,722
Tech Data*	0.9	94,708	3,817
Texas Instruments	1.1	169,858	4,610
Other Securities	4.5		18,878

			42,087

Materials — 3.0%
Newmont Mining	1.3	85,706	5,383
Other Securities	1.7		7,044

			12,427

Telecommunication Services — 2.2%
AT&T	0.5	79,900	2,285
Other Securities	1.7		6,953

			9,238

Utilities — 12.5%
AGL Resources	0.7	82,355	3,159
Atmos Energy	0.8	111,335	3,257
Nicor	0.7	59,996	2,749
NSTAR	1.2	124,608	4,903
SCANA	0.7	75,402	3,040
UGI	0.6	92,584	2,649
Vectren	0.7	105,405	2,727
Wisconsin Energy	1.2	88,024	5,088
Other Securities	5.9		24,198

			51,770

Total Common Stock (Cost $345,651) ($ Thousands)			401,882

48	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	2.7%	11,261,888	$11,262

Total Cash Equivalent (Cost $11,262) ($ Thousands)			11,262

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		876

Total U.S. Treasury Obligation (Cost $876) ($ Thousands)			876

Total Investments — 99.6% (Cost $357,789) ($ Thousands)			$414,020

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	124	Dec-2010	$161

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $415,706 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$401,882	$—	$—	$401,882
Cash Equivalent	11,262	—	—	11,262
U.S. Treasury Obligation	—	876	—	876

Total Investments in Securities	$413,144	$876	$—	$414,020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$161	$—	$—	$161

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	49

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.5%

Australia — 7.8%
Coca-Cola Amatil	0.8%	215,260	$2,497
CSL	0.9	89,418	2,861
Foster’s Group	0.9	516,364	3,065
Metcash	1.0	765,054	3,237
TABCORP Holdings	1.4	690,995	4,683
Tatts Group	0.9	1,251,801	2,897
Other Securities	1.9		6,426

			25,666

Belgium — 2.9%
Colruyt	1.0	12,410	3,285
Mobistar	1.0	54,060	3,315
Other Securities	0.9		3,060

			9,660

Canada — 11.0%
Alimentation Couche Tard, Cl B	0.5	82,500	1,850
BCE	1.8	187,100	6,100
Empire, Cl A	0.8	46,800	2,512
George Weston	0.6	25,800	1,986
Metro, Cl A	1.0	73,500	3,198
Rogers Communications, Cl B	1.5	135,800	5,098
Saputo	1.2	114,600	3,923
Other Securities	3.6		11,667

			36,334

Cayman Islands — 0.0%
Other Securities	0.0		12

Denmark — 1.9%
Coloplast, Cl B	0.9	24,716	2,959
Novo Nordisk, Cl B	0.9	29,483	2,930
Other Securities	0.1		402

			6,291

European Currency Union — 0.0%
Other Securities	0.0		28

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 0.7%
Other Securities	0.7%		$2,144

France — 1.6%
France Telecom	0.5	70,588	1,527
Societe BIC	0.6	26,344	2,118
Other Securities	0.5		1,639

			5,284

Germany — 1.4%
Other Securities	1.4		4,497

Greece — 0.0%
Other Securities	0.0		143

Guernsey — 0.4%
Other Securities	0.4		1,467

Hong Kong — 3.9%
CLP Holdings	1.1	470,500	3,754
HongKong Electric Holdings	1.2	620,000	3,766
Link†	0.9	1,051,500	3,115
Other Securities	0.7		2,205

			12,840

Ireland — 0.1%
Other Securities	0.1		483

Israel — 0.8%
Other Securities	0.8		2,562

Italy — 2.0%
Snam Rete Gas	1.2	769,471	3,903
Other Securities	0.8		2,649

			6,552

Japan — 23.6%
Asahi Breweries	0.8	133,700	2,673
Chubu Electric Power	1.1	147,300	3,638
Idemitsu Kosan	0.7	27,800	2,383
Kansai Electric Power	0.8	108,000	2,621
Kyushu Electric Power	0.8	113,400	2,587
Lawson	0.8	60,200	2,756
Nippon Telegraph & Telephone	0.4	28,100	1,226
NTT DoCoMo	1.3	2,647	4,404
Oriental Land	1.1	38,600	3,595
Takeda Pharmaceutical	0.9	61,400	2,819
Tokyo Electric Power	0.7	98,900	2,410
Tokyo Gas	1.2	895,000	4,061
Unicharm	1.0	82,800	3,330
Other Securities	12.0		39,650

			78,153

50	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Jersey — 0.3%
Other Securities	0.3%		$1,068

Netherlands — 1.5%
Other Securities	1.5		4,809

New Zealand — 0.1%
Other Securities	0.1		171

Portugal — 0.0%
Other Securities	0.0		73

Singapore — 0.1%
Other Securities	0.1		311

Spain — 0.8%
Other Securities	0.8		2,729

Sweden — 0.6%
Other Securities	0.6		1,973

Switzerland — 1.9%
Swisscom	0.6	4,878	1,979
Other Securities	1.3		4,352

			6,331

United Kingdom — 3.7%
AstraZeneca	1.7	111,785	5,696
Other Securities	2.0		6,426

			12,122

United States — 26.4%
Abbott Laboratories	0.8	49,000	2,560
AmerisourceBergen	1.2	124,800	3,826
Annaly Capital Management†	1.4	253,000	4,453
C.R. Bard	0.8	30,700	2,500
Campbell Soup	1.1	99,337	3,551
Cephalon*	1.5	76,108	4,752
Clorox	0.8	40,200	2,684
Family Dollar Stores	1.1	80,949	3,575
General Mills	1.0	91,800	3,354
Hormel Foods	0.9	64,281	2,867
Kimberly-Clark	1.4	72,426	4,711
Lorillard	0.6	25,590	2,055
Raytheon	0.7	50,800	2,322
TJX	1.1	79,144	3,532
Other Securities	12.0		40,448

			87,190

Total Common Stock (Cost $278,866) ($ Thousands)			308,893

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**††	4.8%	15,950,954	$15,951

Total Cash Equivalent (Cost $15,951) ($ Thousands)			15,951

U.S. TREASURY OBLIGATION (A) — 0.4%
Other Securities	0.4		1,401

Total U.S. Treasury Obligation (Cost $1,402) ($ Thousands)			1,401

Total Investments — 98.7% (Cost $296,219) ($ Thousands)			$326,245

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	56	Dec-2010	$(30)
FTSE Index	18	Dec-2010	(6)
Hang Seng Index	6	Oct-2010	—
S&P 500 Index E-MINI	124	Dec-2010	190
SPI 200 Index	7	Dec-2010	(11)

			$143

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brother Harriman	10/28/10	AUD	25,446	USD	24,385	$(174)
Brown Brother Harriman	10/28/10	CAD	39,659	USD	38,612	(34)
Brown Brother Harriman	10/28/10	EUR	32,695	USD	44,044	(577)
Brown Brother Harriman	10/28/10	GBP	9,438	USD	14,945	76
Brown Brother Harriman	10/28/10	JPY	7,517,496	USD	89,259	(764)
Brown Brother Harriman	10/28/10	USD	139	AUD	145	—
Brown Brother Harriman	10/28/10	USD	73	CAD	75	—
Brown Brother Harriman	10/28/10	USD	377	EUR	278	2
Brown Brother Harriman	10/28/10	USD	651	JPY	54,579	2

						$(1,469)

Percentages are based on Net Assets of $330,590 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

SEI Institutional Managed Trust / Annual Report / September 30, 2010	51

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Concluded)

September 30, 2010

GBP — British Pound

JPY — Japanese Yen

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$308,893	$—	$—	$308,893
Cash Equivalent	15,951	—	—	15,951
U.S. Treasury Obligation	—	1,401	—	1,401

Total Investments in Securities	$324,844	$1,401	$—	$326,245

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$143	$—	$—	$143
Forwards*	—	(1,469)	—	(1,469)

Total Other Financial Instruments	$143	$(1,469)	$—	$(1,326)

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 10.1%
Discovery Communications, Cl C*	1.6%	100,967	$3,856
Discovery Communications, Cl A*	0.5	24,600	1,071
priceline.com*	2.0	13,419	4,674
Other Securities	6.0		14,212

			23,813

Consumer Staples — 24.9%
Altria Group	1.5	146,060	3,508
Brown-Forman, Cl B	0.9	34,571	2,131
Church & Dwight	1.4	52,657	3,420
Clorox	0.7	24,049	1,605
Coca-Cola	1.1	44,799	2,622
Colgate-Palmolive	1.2	37,890	2,912
General Mills	1.6	102,638	3,750
Hershey	0.6	29,694	1,413
HJ Heinz	0.6	30,420	1,441
Hormel Foods	1.4	72,027	3,213
JM Smucker	0.9	33,729	2,042
Kellogg	1.4	66,226	3,345
Kimberly-Clark	1.4	49,057	3,191
Lorillard	1.3	39,781	3,195
McCormick	1.0	56,064	2,357
PepsiCo	0.7	26,231	1,743
Philip Morris International	1.5	65,353	3,661
Procter & Gamble	1.0	38,153	2,288
Reynolds American	1.5	58,175	3,455
Wal-Mart Stores	1.3	57,884	3,098
Other Securities	1.9		4,529

			58,919

Energy — 3.2%
Other Securities	3.2		7,667

Financials — 11.6%
Capitol Federal Financial	1.1	106,124	2,621
Commerce Bancshares	0.9	57,523	2,162
People’s United Financial	1.2	211,032	2,762
TFS Financial	0.9	224,667	2,065

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wesco Financial	0.9%	5,938	$2,127
Other Securities	6.6		15,602

			27,339

Health Care — 16.4%
Abbott Laboratories	1.2	53,396	2,789
Alexion Pharmaceuticals*	1.4	49,940	3,214
Allscripts Healthcare Solutions*	1.0	133,383	2,464
AmerisourceBergen	1.3	101,478	3,111
C.R. Bard	0.9	26,277	2,140
Dentsply International	0.9	63,758	2,038
Edwards Lifesciences*	0.8	28,788	1,930
Henry Schein*	1.2	48,387	2,835
Johnson & Johnson	1.2	47,946	2,971
Laboratory Corp of America Holdings*	0.8	23,899	1,874
Techne	0.9	33,624	2,076
Other Securities	4.8		11,286

			38,728

Industrials — 4.6%
Stericycle*	1.3	43,078	2,993
Other Securities	3.3		8,006

			10,999

Information Technology — 9.2%
Google, Cl A*	1.4	6,136	3,226
IAC*	1.5	135,677	3,564
International Business Machines	1.5	26,347	3,534
WebMD Health, Cl A*	0.6	28,403	1,417
Zebra Technologies, Cl A*	0.7	48,247	1,623
Other Securities	3.5		8,342

			21,706

Materials — 2.8%
Newmont Mining	0.8	31,443	1,975
Other Securities	2.0		4,631

			6,606

Telecommunication Services — 2.3%
Other Securities	2.3		5,448

Utilities — 10.7%
NSTAR	1.5	92,552	3,642
OGE Energy	1.1	64,112	2,556
SCANA	0.8	45,750	1,845
Vectren	0.8	69,471	1,797
Wisconsin Energy	0.9	35,013	2,024
Other Securities	5.6		13,378

			25,242

Total Common Stock (Cost $192,560) ($ Thousands)			226,467

SEI Institutional Managed Trust / Annual Report / September 30, 2010	53

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund (Concluded)

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**†	5.9%	13,946,906	$13,947

Total Cash Equivalent (Cost $13,947) ($ Thousands)			13,947

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3		622

Total U.S. Treasury Obligation (Cost $622) ($ Thousands)			622

Total Investments — 102.0% (Cost $207,129) ($ Thousands)			$241,036

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	71	Dec-2010	$101

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $236,402 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,467	$—	$—	$226,467
Cash Equivalent	13,947	—	—	13,947
U.S. Treasury Obligation	—	622	—	622

Total Investments in Securities	$240,414	$622	$—	$241,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$101	$—	$—	$101

*	Futures contracts are valued at unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Real Estate Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Financials — 94.1%
Alexandria Real Estate Equities† (A)	40,600	$2,842
AMB Property† (A)	440,450	11,659
Apartment Investment & Management, Cl A† (A)	200,784	4,293
AvalonBay Communities† (A)	58,298	6,059
Boston Properties† (A)	117,983	9,807
Brandywine Realty Trust†	186,200	2,281
Brookfield Asset Management, Cl A	147,800	4,193
Camden Property Trust† (A)	69,300	3,324
CommonWealth REIT†	101,113	2,588
Corporate Office Properties Trust† (A)	87,750	3,274
CreXus Investment†	55,100	663
Dexus Property Group†	724,906	600
Douglas Emmett† (A)	462,549	8,099
Duke Realty† (A)	282,400	3,273
Equity Residential†	238,500	11,345
Essex Property Trust† (A)	50,900	5,571
Federal Realty Investment Trust† (A)	28,300	2,311
Forest City Enterprises, Cl A* (A)	301,500	3,868
Hammerson (United Kingdom)†	173,784	1,080
HCP† (A)	219,050	7,881
Host Hotels & Resorts† (A)	613,629	8,885
Hudson Pacific Properties†	35,525	582
Kimco Realty† (A)	374,300	5,895
Land Securities Group (United Kingdom)†	160,915	1,624
Liberty Property Trust† (A)	57,700	1,841
Macerich† (A)	124,482	5,347
Mack-Cali Realty†	65,700	2,149
Pebblebrook Hotel Trust*†	29,100	524
Plum Creek Timber† (A)	170,200	6,008
Prologis† (A)	289,450	3,410
Public Storage† (A)	143,004	13,877
Regency Centers† (A)	221,150	8,729
RioCan Real Estate Investment Trust†	52,800	1,180
Saul Centers†	62,100	2,605
Senior Housing Properties Trust†	125,550	2,950
Simon Property Group† (A)	146,963	13,629
SL Green Realty† (A)	53,300	3,376
Sunstone Hotel Investors*†	172,309	1,563
Taubman Centers† (A)	65,900	2,940
Terreno Realty*† (A)	30,900	563
UDR† (A)	199,500	4,213
Unibail (France)†	13,452	2,987
Ventas† (A)	123,700	6,379

Description	Shares	Market Value ($ Thousands)

Verde Realty PIPE* (B) (C)	21,400	$404
Vornado Realty Trust† (A)	106,231	9,086
Westfield Group†	203,584	2,416

		208,173

Health Care — 1.4%
Brookdale Senior Living*	130,800	2,133
Sun Healthcare Group*	95,700	811

		2,944

Total Common Stock (Cost $146,449) ($ Thousands)		211,117

AFFILIATED PARTNERSHIP — 39.9%
SEI Liquidity Fund, L.P., 0.230%**†† (D)	89,831,482	88,228

Total Affiliated Partnership (Cost $89,831) ($ Thousands)		88,228

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%**††	10,931,925	10,932

Total Cash Equivalent (Cost $10,932) ($ Thousands)		10,932

Total Investments — 140.3% (Cost $247,212) ($ Thousands)		$310,277

Percentages are based on Net Assets of $221,172 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $88,062 ($ Thousands).

(B)	Securities considered restricted. The total market value of such securities as of September 30, 2010 was $404 ($ Thousands) and represented 0.18% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $404 ($ Thousands) and represented 0.18% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $88,228 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

SEI Institutional Managed Trust / Annual Report / September 30, 2010	55

SCHEDULE OF INVESTMENTS

Real Estate Fund (Concluded)

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$210,713	$—	$404	$211,117
Affiliated Partnership	—	88,228	—	88,228
Cash Equivalent	10,932	—	—	10,932

Total Investments in Securities	$221,645	$88,228	$404	$310,277

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$451
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(47)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2010	$404

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(47)

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Enhanced Income Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 23.6%

Consumer Discretionary — 0.8%
President and Fellows of Harvard College 3.700%, 04/01/13	$1,060	$1,133

Financials — 19.0%
Ally Financial
0.291%, 12/19/12 (A)	1,250	1,251
Bank of America MTN
0.490%, 06/22/12 (A)	1,500	1,506
Citigroup
0.867%, 08/25/36 (A)	1,500	954
Citigroup Funding
0.805%, 04/30/12 (A)	375	377
0.246%, 06/03/11 (A)	375	375
General Electric Capital MTN
1.800%, 03/11/11	2,500	2,517
0.292%, 12/21/12 (A)	5,150	5,152
Goldman Sachs Group
1.700%, 03/15/11	3,180	3,201
ILFC E-Capital Trust I
5.900%, 12/21/65 (A) (B)	1,000	655
JPMorgan Chase Capital XXI, Ser U
1.416%, 02/02/37 (A)	1,300	930
Liberty Property L.P.
7.250%, 03/15/11‡	1,000	1,023
Mellon Funding
0.526%, 05/15/14 (A)	900	886
Merrill Lynch
1.052%, 09/15/36 (A)	700	490
Monumental Global Funding III
0.726%, 01/15/14 (A) (B)	900	862
Morgan Stanley
0.691%, 02/10/12 (A)	1,150	1,155
State Street
0.575%, 04/30/12 (A)	615	615
State Street Bank and Trust
0.492%, 09/15/11 (A)	960	963
State Street Capital Trust IV
1.292%, 06/15/37 (A)	375	270
Unitrin
6.000%, 05/15/17	670	690
4.875%, 11/01/10	1,000	1,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Western Union
5.400%, 11/17/11	$1,175	$1,227

		26,101

Health Care — 0.7%
UnitedHealth Group
1.718%, 02/07/11 (A)	1,000	1,005

Industrials — 0.4%
Continental Airlines, Ser 061G
0.646%, 06/02/13 (A)	569	518

Materials — 1.0%
Berry Plastics
5.276%, 02/15/15 (A)	540	509
NewPage
11.375%, 12/31/14	480	434
Verso Paper Holdings
11.500%, 07/01/14	400	438

		1,381

Telecommunication Services — 1.2%
Corning
6.050%, 06/15/15	400	403
Telecom Italia Capital
1.135%, 07/18/11 (A)	550	548
Vodafone Group PLC
0.584%, 02/27/12 (A)	650	650

		1,601

Utilities — 0.5%
Southern, Ser A
5.300%, 01/15/12	665	701

Total Corporate Obligations (Cost $33,848) ($ Thousands)		32,440

LOAN PARTICIPATIONS — 23.5%
Affinion Group Holdings
5.000%, 10/08/16	498	487
Allison Transmission
3.050%, 08/07/14	224	210
3.010%, 08/07/14	639	598
Aramark
2.164%, 01/26/14	445	423
Aramark LC-1 Facility Deposits
0.106%, 01/26/14	32	31
Asurion, 1st Lien Term Loan
3.398%, 07/03/14	96	92
3.258%, 07/03/14	262	251
3.257%, 07/03/14	310	297
BBN Acquisitions
5.000%, 09/14/15	456	457

SEI Institutional Managed Trust / Annual Report / September 30, 2010	57

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet
3.262%, 03/25/15	$57	$55
3.260%, 03/25/15	470	456
3.260%, 03/25/15	24	23
Blount International
6.250%, 07/29/16	350	349
Booz Allen Hamilton, Tranche B
7.500%, 07/31/15	136	136
Burlington Coat Factory
2.540%, 05/28/13	394	378
2.530%, 05/28/13	390	374
Calpine Corporation
3.415%, 03/29/14	467	456
CDW Corporation
4.257%, 10/12/14	349	321
Cedar Fair
5.500%, 12/15/16	439	442
Celanese Holdings
2.284%, 04/02/14	377	370
Cengage Learning Holdings
3.030%, 06/28/14	739	662
Ceridian
3.260%, 11/08/14	500	449
CF Industries Holdings, Term Loan B-1
4.500%, 04/05/15	145	146
Charter Communications Holding, Term B Loan
2.260%, 03/15/14	76	74
Charter Communications Holding, Term C Loan
3.540%, 09/06/16	614	598
Cinemark
2.150%, 10/05/13	152	147
2.050%, 10/05/13	295	287
2.010%, 10/05/13	87	85
CIT Group, Term Loan 2-A
0.000%, 08/11/15 (H)	200	201
Clear Channel
3.910%, 01/29/16	466	366
Community Health Systems
2.549%, 07/25/14	671	637
Community Health Systems, Delayed Draw
2.549%, 07/25/14	23	22
Dana Corporation
4.790%, 01/31/15	8	8
4.780%, 01/31/15	117	116
4.740%, 01/31/15	69	68
4.700%, 01/31/15	146	144
4.510%, 01/31/15	87	86
Dynegy Holdings
4.020%, 04/02/13	814	804
Federal Mogul
2.198%, 12/29/14	588	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Federal Mogul, Term C Loan
2.198%, 12/28/15	$300	$264
Fidelity National Information Services
5.250%, 07/18/16	420	423
Flextronics International, Term Loan A-2
2.510%, 10/01/14	330	310
Flextronics International, Term Loan A-3
2.509%, 10/01/14	384	362
Graham Packaging
6.000%, 08/09/16	250	252
Graphic Packaging International, Incremental Term Loan
3.283%, 05/16/14	281	276
3.278%, 05/16/14	170	168
3.276%, 05/16/14	47	47
Hanesbrands, Term B Loan
5.250%, 12/10/15	232	234
Harrah’s Operation, Tranche B-2
3.498%, 01/28/15	807	694
HCA, Tranche B
2.783%, 11/18/13	564	542
Hertz LOC
2.020%, 12/21/12	85	83
Hertz, Term B Loan
2.020%, 12/21/12	109	106
2.010%, 12/21/12	351	344
Hexion Specialty Chemical, Term Loan C-1
2.813%, 05/05/13	317	303
Hexion Specialty Chemical, Term Loan C-2
2.813%, 05/05/13	140	134
Hub International Ltd., Delayed Draw
3.033%, 06/13/14	131	124

Hub International Ltd., Initial Term Loan
3.033%, 06/13/14	583	549
Iasis Healthcare LOC
2.347%, 03/15/14	15	15
Iasis Healthcare, Delayed Draw
2.256%, 03/15/14	56	54
Iasis Healthcare, Term B Loan
2.256%, 03/15/14	162	156
IMS Health, Term B Loan
5.250%, 02/26/16	198	199
Infor Enterprise Solutions
6.020%, 07/28/12	324	290
Infor Global Enterprise Solutions
6.510%, 03/02/14	33	21
Infor Global Enterprise Solutions, Tranche 1
6.510%, 03/02/14	169	109
Infor Global Solutions
6.020%, 07/28/15	169	151

58	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Global Solutions, 2nd Lien
6.510%, 03/02/14	$329	$213
Integra Telecom, Term B Loan
9.250%, 04/07/15	678	678
Intelsat Bermuda
3.533%, 02/01/14	500	469
Intersil, Term B Loan
4.750%, 04/26/16	250	251
Inventiv Health
6.500%, 05/07/16	249	249
Inverness Medical
4.510%, 06/26/15	560	540
JHT Holding, 2nd Lien
12.500%, 12/21/12 (C) (D)	39	38
Lamar Media
4.250%, 10/01/16	448	449
Live Nation, Term B Loan
4.500%, 10/20/16	249	246
Meg Energy
6.000%, 04/03/16	553	554
Nalco, Term B Loan
6.500%, 05/06/16	553	551
Nielson Finance
2.258%, 12/31/17	778	744
NRG Holdings LOC
0.433%, 02/01/13	195	189
NRG Holdings, Term B Loan
2.033%, 02/01/13	293	285
Reable Therapeutics, Term B Loan
3.260%, 05/20/14	497	474
Regal Cinemas
3.789%, 11/19/16	406	404
Re/Max International, LLC
5.500%, 04/16/16	499	496
Reynolds Group
5.750%, 05/16/16	497	498
Sally Holdings, Term B Loan
2.510%, 11/16/13	488	478
Sensata Technology
2.231%, 04/27/13	534	516
Sirva Revolving Credit Loan Exit Finance
13.000%, 05/12/12	79	53
10.530%, 05/12/12	201	134
Sirva Worldwide
0.500%, 05/12/12 (E)	506	167
Solutia, 1st Lien Term Loan
4.750%, 03/02/17	164	164
Styron
7.500%, 05/21/16	494	500
Sungard Data Systems
4.043%, 02/28/16	498	488
3.970%, 02/28/16	35	34
Supervalu
1.510%, 06/02/12	349	337

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telesat Canada U.S., Term I Loan
3.260%, 10/31/14	$321	$312
Telesat Canada U.S., Term II Loan
3.260%, 10/31/14	28	27
Texas Competitive Electric Holdings, Tranche B-2
4.066%, 10/10/14	386	300
3.789%, 10/10/14	2	1
3.758%, 10/10/14	330	256
Travelport LLC, LOC
3.033%, 08/23/13	57	55
Travelport LLC, Term B Loan
2.760%, 08/23/13	500	480
Universal Health Services, Term B Loan
0.000%, 05/16/16 (H)	350	351
Univision Communications
2.506%, 09/29/14	391	344
UPC Broadband Holding B.V.
4.250%, 12/31/17	250	242
Valeant Pharmaceuticals, Term B Loan
0.000%, 06/21/16 (H)	100	101
Vanguard Health
5.000%, 01/15/16	399	396
Verint Systems
5.250%, 05/25/14	639	626
Waiccs Las Vegas 3 LLC, 2nd Lien
0.000%, 07/30/10 (H) (I)	2,000	—
Warner Chilcott, Term Loan A-1
6.000%, 10/30/14	125	124
Warner Chilcott, Term Loan B-1
6.250%, 04/30/15	61	61
Warner Chilcott, Term Loan B-2
6.250%, 04/30/15	101	101
WideOpenWest Finance, 1st Lien
2.757%, 06/30/14	435	393

Total Loan Participations (Cost $33,245) ($ Thousands)		32,202

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.2%
FHLB
5.375%, 08/19/11	3,575	3,733
1.375%, 05/16/11	7,000	7,047
0.760%, 07/19/11	5,000	5,017
0.750%, 03/18/11	2,000	2,005
FNMA
5.125%, 04/15/11	750	770
1.750%, 03/23/11	7,500	7,554
1.375%, 04/28/11	1,560	1,570
0.422%, 07/12/11 (F)	2,750	2,741

Total U.S. Government Agency Obligations (Cost $30,356) ($ Thousands)		30,437

SEI Institutional Managed Trust / Annual Report / September 30, 2010	59

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 14.9%

Agency Mortgage-Backed Obligations — 8.8%
FHLMC
6.000%, 09/01/26	$499	$539
5.625%, 03/15/11	2,000	2,049
2.750%, 04/11/11	1,813	1,837
FNMA
6.500%, 09/01/26	311	341
6.000%, 01/01/27	1,354	1,467
FNMA TBA
6.500%, 10/01/37	2,500	2,726
6.000%, 11/01/14 to 11/01/26	2,938	3,176

		12,135

Non-Agency Mortgage-Backed Obligations — 6.1%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (B)	625	666
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.580%, 11/25/34 (A)	217	206
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.992%, 04/25/35 (A)	664	521
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.780%, 10/25/35 (A)	483	403
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.530%, 12/25/36 (A) (B)	430	287
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.987%, 09/25/34 (A)	151	133
Commercial Mortgage Pass—Through Certificates, Ser 2006-FL12, Cl A2
0.357%, 12/15/20 (A) (B)	944	898
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.488%, 11/15/21 (A) (B)	810	584
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.780%, 04/25/35 (A)	311	239
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
4.540%, 10/25/36 (A)	815	647
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.147%, 12/25/34 (A)	310	260
MortgageIT Trust, Ser 2005-5, Cl A1
0.516%, 12/25/35 (A)	1,008	721
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	452	455

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.577%, 11/20/34 (A)	$228	$196
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.557%, 12/20/34 (A)	188	162
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.477%, 03/20/35 (A)	101	84
Washington Mutual Mortgage Pass—Through Certificates, Ser 2006-AR2, Cl 1A1
5.231%, 03/25/37 (A)	466	382
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.897%, 01/25/35 (A)	479	456
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.867%, 02/25/35 (A)	598	553
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.875%, 03/25/35 (A)	512	474

		8,327

Total Mortgage-Backed Securities (Cost $21,459) ($ Thousands)		20,462

ASSET-BACKED SECURITIES — 10.9%

Automotive — 3.5%
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	778
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	194
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	345	345
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	107	107
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	542
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	500	509
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (B)	1,550	1,560
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	30	30

60	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	$203	$204
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	540	541

		4,810

Credit Cards — 3.1%
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	490	510
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	480	486
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.878%, 11/07/14 (A)	1,100	1,093
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.457%, 06/15/15 (A)	1,150	1,105
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.607%, 08/15/14 (A)	1,000	986

		4,180

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.550%, 03/25/35 (A)	35	32
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (A)	285	120

		152

Other Asset-Backed Securities — 4.2%
Ally Master Owner Trust, Ser 2010-1, Cl A
2.007%, 01/15/15 (A) (B)	500	510
Babson CLO, Ser 2007-1A, Cl A1
0.750%, 01/18/21 (A) (B)	1,060	961
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	2,200	2,200
GE Business Loan Trust, Ser 2003-2A, Cl B
1.257%, 11/15/31 (A) (B)	77	62
GE Business Loan Trust, Ser 2004-2A, Cl A
0.477%, 12/15/32 (A) (B)	115	99
GE Business Loan Trust, Ser 2004-2A, Cl B
0.737%, 12/15/32 (A) (B)	86	53

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 09-2A, Cl A
1.807%, 10/20/14	$500	$508
Katonah, Ser 2005-7A, Cl B
0.796%, 11/15/17 (A) (B)	700	509
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (B)	73	76
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (B)	447	364
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.426%, 11/26/21 (A) (B)	462	416

		5,758

Total Asset-Backed Securities (Cost $15,573) ($ Thousands)		14,900

U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Notes
0.875%, 03/31/11	3,000	3,010

Total U.S. Treasury Obligation (Cost $3,006) ($ Thousands)		3,010

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%†**	5,615,858	5,616

Total Cash Equivalent (Cost $5,616) ($ Thousands)		5,616

REPURCHASE AGREEMENT — 0.9%
Bank of America (G) 0.300%, dated 09/30/10, to be repurchased on 10/01/2010, repurchase amount $1,300,011 (collateralized by FHLB and FMAC obligations, par values $10,000 and $1,206,000, 1.750% and 4.500%, 09/11/2015 and 01/15/2013, total market value $1,331,056)	1,300	1,300

Total Repurchase Agreement (Cost $1,300) ($ Thousands)		1,300

Total Investments — 102.3% (Cost $144,403) ($ Thousands)		$140,367

SEI Institutional Managed Trust / Annual Report / September 30, 2010	61

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Concluded)

September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(23)	Dec-2010	$(4)
U.S. 2-Year Treasury Note	(40)	Dec-2010	(19)
U.S. 5-Year Treasury Note	9	Dec-2010	—
U.S. Long Treasury Bond	(1)	Dec-2010	—

			$(23)

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $137,239 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Securities considered restricted. The total value of such securities as of September 30, 2010 was $38 ($ Thousands) and represented 0.03% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $38 ($ Thousands) and represented 0.03% of Net Assets.

(E)	Unfunded bank loan. Interest rate not available.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Tri-Party Repurchase Agreement

(H)	Unsettled bank loan.

(I)	Security in default on interest payments.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

Ltd. — Limited

LLC — Limited Liability Company

LOC — Letter of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$32,440	$—	$32,440
Loan Participations	—	31,863	339	32,202
U.S. Government Agency Obligations	—	30,437	—	30,437
Mortgage-Backed Securities	—	20,462	—	20,462
Asset-Backed Securities	—	14,391	509	14,900
U.S. Treasury Obligation	3,010	—	—	3,010
Cash Equivalent	5,616	—	—	5,616
Repurchase Agreement	—	1,300	—	1,300

Total Investments in Securities	$8,626	$130,893	$848	$140,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(23)	$—	$—	$(23)

*	Futures contracts are valued at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Loan Participations	Asset- Backed Securities
Beginning balance as of October 1, 2009	$29	$425
Accrued discounts/premiums	(3)	—
Realized gain/(loss)	623	(501)
Change in unrealized appreciation/(depreciation)	(56)	604
Net purchases/sales	(254)	(19)
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2010	$339	$509

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$16	$110

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

62	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 46.4%

Agency Mortgage-Backed Obligations — 33.7%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,432	$1,635
7.000%, 01/01/11 to 01/01/32	293	330
6.500%, 06/01/17 to 09/01/38	13,294	14,594
6.000%, 03/01/20 to 09/01/38	40,495	44,008
5.500%, 02/01/14 to 04/01/38	34,877	37,382
5.000%, 10/01/18 to 02/01/39	57,085	60,521
4.500%, 04/01/35 to 11/01/35	2,079	2,177
4.000%, 04/01/19 to 10/01/33	1,581	1,627
FHLMC ARM (A)
6.429%, 11/01/37	5	5
6.143%, 06/01/37	145	156
5.967%, 06/01/38	933	1,004
5.953%, 01/01/37	942	1,013
5.902%, 03/01/37	126	136
5.768%, 07/01/38	1,984	2,131
5.717%, 03/01/36	309	332
5.691%, 03/01/36	231	248
5.642%, 10/01/38	245	262
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	95	116
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,772	2,000
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,123	1,257
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	320	343
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	2,989	3,279
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	856	933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-2542, Cl ES
5.000%, 12/15/17	$79	$86
FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	612	681
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	251	280
FHLMC CMO, Ser 2003-2676, Cl NG
5.500%, 09/15/31	387	405
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/18	716	770
FHLMC CMO, Ser 2003-2694, Cl QG
4.500%, 01/15/29	95	99
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	96	98
FHLMC CMO, Ser 2004-2765, Cl CT
4.000%, 03/15/19	414	451
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	921	1,029
FHLMC CMO, Ser 2004-2875, Cl HB
4.000%, 10/15/19	163	179
FHLMC CMO, Ser 2005-2945, Cl SA
11.665%, 03/15/20 (A)	2,641	3,090
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,236	1,349
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	554	598
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	250	280
FHLMC CMO, Ser 2008-3473, Cl DH
5.500%, 07/15/38	2,051	2,267
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	797	845
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	473	505
FHLMC CMO, Ser 2957, Cl PT
5.500%, 11/15/33	4,051	4,342
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,784	1,902
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,615	3,868
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	857	943
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	569	618

SEI Institutional Managed Trust / Annual Report / September 30, 2010	63

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	$904	$954
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	1,625	1,659
FHLMC TBA
5.500%, 10/15/37	2,500	2,652
4.500%, 11/14/35 to 10/11/37	21,500	22,339
4.000%, 10/14/40	5,400	5,537
FNMA
7.000%, 09/01/26 to 01/01/39	4,640	5,247
6.500%, 05/01/17 to 09/01/38	6,126	6,699
6.000%, 10/01/19 to 12/01/37	89,922	98,198
5.500%, 06/01/14 to 10/25/40	108,587	116,866
5.000%, 01/01/20 to 02/01/39	22,114	23,415
4.500%, 05/01/24 to 04/01/38	21,850	22,989
4.000%, 08/01/20	1,704	1,797
3.500%, 07/01/25 to 11/20/40	2,088	2,150
3.000%, 10/20/40	578	598
FNMA ARM (A)
6.266%, 09/01/37	222	240
6.257%, 10/01/36	185	199
6.124%, 12/01/36	224	241
6.074%, 11/01/37	215	232
6.042%, 09/01/37	112	120
6.028%, 01/01/37	357	384
6.013%, 10/01/37	147	158
5.979%, 07/01/37	291	313
5.977%, 04/01/37	334	359
5.962%, 10/01/37	601	646
5.957%, 01/01/37	483	519
5.920%, 07/01/37	473	509
5.910%, 03/01/37	269	289
5.906%, 09/01/37	228	246
5.878%, 02/01/37	272	292
5.837%, 09/01/37	445	478
5.681%, 10/01/37	243	261
5.610%, 02/01/39	640	686
2.441%, 11/01/35	914	937
2.440%, 10/01/35	5,831	5,980
2.428%, 11/01/35	826	847
2.425%, 11/01/35	896	918
2.419%, 11/01/35	811	831
2.415%, 11/01/35	3,062	3,135
2.411%, 10/01/35	505	520
2.404%, 10/01/35 to 11/01/35	5,219	5,337
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	14,631	1,954
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,298	2,466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	$5,020	$5,661
FNMA CMO, Ser 2001-T2, Cl B
6.022%, 11/25/10	4,500	4,518
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	782	842
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	554	599
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	178	193
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	6	7
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	3	3
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	490	527
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	177	198
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	435	490
FNMA CMO, Ser 2006-10, Cl FD
0.693%, 03/25/36 (A)	1,041	1,038
FNMA CMO, Ser 2006-112, Cl ST, IO
6.357%, 11/25/36 (A)	11,431	1,355
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	1,197	1,340
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	3	3
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	10	10
FNMA CMO, Ser 2007-74, Cl A
5.000%, 04/25/34	463	480
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	1,910	2,052
FNMA CMO, Ser 2008-22, Cl SI, IO
6.174%, 03/25/37 (A)	13,715	1,787
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	957	1,038
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,339	1,451
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	584	636
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,677	1,795
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (B)	8,370	7,307
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,049	1,127
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,437	1,519
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	1,145	1,212

64	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	$2,834	$2,977
FNMA CMO, Ser 2010-58, Cl MA
5.500%, 12/25/38	2,735	3,003
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	509
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	3,359	3,630
FNMA TBA
6.000%, 10/01/37	23,100	24,811
5.500%, 10/01/38	6,000	6,378
5.000%, 10/01/38	500	526
4.500%, 10/20/21 to 10/01/39	17,250	18,020
3.500%, 10/25/25 to 11/01/40	51,375	52,921
GNMA
8.000%, 11/15/29 to 09/15/30	113	133
7.500%, 03/15/29 to 01/15/32	274	314
7.000%, 08/15/13	41	43
6.500%, 04/15/26 to 09/15/35	10,506	11,817
6.000%, 03/15/14 to 10/15/35	16,126	17,669
5.000%, 07/20/40 to 09/20/40	17,760	18,975
3.000%, 11/20/40 to 01/20/41	739	760
GNMA ARM (A)
4.000%, 07/20/40	1,154	1,220
3.000%, 08/20/40	1,086	1,123
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	685	750
GNMA CMO, Ser 2009-61, Cl WQ
5.993%, 11/16/35 (A)	1,482	226
GNMA CMO, Ser 2010-4, Cl NS, IO
6.133%, 01/16/40 (A)	24,817	3,580
GNMA CMO, Ser 2010-47, Cl VS
5.993%, 11/16/37 (A)	1,048	144
GNMA CMO, Ser 2010-87, Cl SK
6.243%, 07/16/40 (A)	2,029	313
GNMA TBA
6.000%, 12/01/33	100	108
5.000%, 10/01/40	100	106
4.500%, 10/15/39 to 12/15/39	12,500	13,129
4.000%, 11/01/35 to 10/15/40	31,025	32,050
3.500%, 11/15/40	600	604

		793,398

Non-Agency Mortgage-Backed Obligations — 12.7%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.472%, 03/25/47 (A)	8,698	4,732
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.696%, 06/25/45 (A)	4,143	3,541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, 11/25/45 (A)	$3,835	$2,995
Asset Securitization, Ser 1996-D3, Cl A2
7.778%, 10/13/26 (A)	682	703
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	435
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,000	4,201
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.350%, 09/10/47 (A)	410	451
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	641	648
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	225	233
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (A)	263	262
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	315	325
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	764	811
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	380	417
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	1,359	1,448
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.837%, 06/10/49 (A)	1,360	1,439
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	38	40
Banc of America Funding, Ser 2005-B, Cl 2A1
3.018%, 04/20/35 (A)	4,202	3,091
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.268%, 05/25/34 (A)	2,841	2,808

SEI Institutional Managed Trust / Annual Report / September 30, 2010	65

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	$76	$77
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	537	564
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	129	136
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	146	150
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	1,133	1,245
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	390	399
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/41 (A)	823	888
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (A)	3,250	3,593
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	219	225
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.229%, 12/25/35 (A)	12,400	11,037
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	6,706	6,244
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	1,267	1,383
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	82	85
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	918
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	479	506
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,256	1,310
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	390	407
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.521%, 08/25/35 (A)	487	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.657%, 11/25/35 (A)	$6,441	$3,620
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.670%, 11/20/35 (A)	8,861	5,035
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.747%, 09/25/35 (A) (C)	4,056	3,433
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	518	545
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,850	1,924
Credit Suisse Mortgage Capital Certificates, Ser 2007-C1, Cl AAB
5.336%, 02/15/40	306	318
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (A)	450	462
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A3
5.694%, 09/15/40 (A)	688	718
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,008	1,066
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	10	11
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.030%, 10/25/33 (A)	3,088	2,883
CS First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	509	538
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A4
5.014%, 02/15/38 (A)	576	619
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	106	110
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	703	736
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.793%, 06/20/34 (A)	856	693
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	985	1,045
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.748%, 11/19/44 (A)	2,227	849

66	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FFCA Secured Lending, Ser 1999-1A, Cl M18, IO
1.190%, 09/18/25 (A) (C)	$863	$8
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	562
Fund America Investors II, Ser 1993-A, Cl A2
5.481%, 06/25/23 (A)	160	155
GE Capital Assurance, Ser 1, Cl A4
5.254%, 05/12/35 (A) (C)	5,280	5,650
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	38	38
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,791	5,057
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	11,150
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.335%, 03/10/44 (A)	2,845	3,078
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	140
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.658%, 05/10/40 (A)	357	392
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.675%, 05/10/40	531	566
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.675%, 05/10/40 (A)	233	237
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	382
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	442	483
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	579	622
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	3,600	3,946
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	4,689	4,898
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	974	1,050

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.888%, 07/10/38 (A)	$7,600	$8,327
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	8,645	9,113
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/15/18 (A) (C)	215	223
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	306	306
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	307	322
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	833	887
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (C)	62	64
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.461%, 10/25/33 (A)	2,602	2,665
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.253%, 07/25/35 (A)	7,000	5,226
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,558	1,633
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.697%, 08/25/36 (A)	779	683
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.127%, 11/01/37 (A)	1,388	1,194
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (A)	7,553	4,810
JP Morgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	12,253	4,940
JP Morgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	306	311
JP Morgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	3,634	3,717
JP Morgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	144	151

SEI Institutional Managed Trust / Annual Report / September 30, 2010	67

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	$403	$421
JP Morgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	394	420
JP Morgan Chase Commercial Mortgage Securities, Ser 2004-C2, Cl A3
5.407%, 05/15/41 (A)	712	770
JP Morgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.371%, 06/12/41 (A)	230	247
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	231	241
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	215	232
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.363%, 12/15/44 (A)	2,018	2,222
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	311	337
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	832	880
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	599	623
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
6.006%, 06/15/49 (A)	452	488
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	1,375	1,442
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
6.188%, 02/15/51 (A)	1,875	1,992

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A1
5.017%, 02/12/51	$4	$4
JP Morgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	1,562	1,780
JP Morgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	1,182	1,237
JP Morgan Chase Commercial Mortgage, Ser 2006-CB17, Cl A4
5.429%, 12/12/43	1,650	1,757
JP Morgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.911%, 08/15/32 (A)	248	248
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (A)	540	579
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.142%, 07/15/44 (A)	303	326
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	295	299
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,009	1,071
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	214	219
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	176	192
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	304	323
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Cl A4
4.367%, 03/15/36	603	629
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	309
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	297	317
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	138	148
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	85

68	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl AAB
6.324%, 04/15/41 (A)	$362	$402
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.324%, 04/15/41 (A)	1,957	2,169
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,458	3,418
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,517	1,577
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	3,135	3,051
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (A)	949	1,026
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	371	394
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	2,594	2,799
Merrill Lynch Mortgage Trust, Ser KEY2, Cl A4
4.864%, 08/12/39 (A)	928	975
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,556	7,827
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.009%, 05/25/29 (A)	775	771
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A4
4.970%, 12/15/41	596	643
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	426	460
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	886	923
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (A)	377	411
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	475	513
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	197	207
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	3,793	4,116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.185%, 11/14/42 (A)	$116	$123
Morgan Stanley Capital I, Ser 2005-HQ7, Cl A4
5.376%, 11/14/42 (A)	927	1,023
Morgan Stanley Capital I, Ser 2005-IQ9, Cl A5
4.700%, 07/15/56	577	615
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	72	74
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	2,500	2,717
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	305	313
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (A)	4,200	4,360
Morgan Stanley Capital I, Ser HQ3, Cl A4
4.800%, 01/13/41	312	335
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl B
6.550%, 07/15/33	325	338
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	240
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	257
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	222
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.457%, 02/25/47 (A)	223	177
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.287%, 03/15/30 (A)	921	1,034
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	290	294
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	295	303
RBS Greenwhich Capital Mortgage Pass-Through Certificates, Ser 2007-B, Cl 1A4
0.797%, 01/25/37 (A)	4,212	2,464
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	474	472

SEI Institutional Managed Trust / Annual Report / September 30, 2010	69

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	$685	$680
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.897%, 12/25/34 (A)	1,011	965
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (A)	107	107
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	4,681	4,849
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	56	58
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	455	460
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.667%, 10/25/35 (A)	1,539	1,027
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.433%, 08/25/15 (A)	9,468	5,899
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.547%, 10/25/36 (A)	4,359	2,582
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,770	2,376
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.205%, 09/25/37 (A)	2,146	2,089
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,681	1,758
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	174	184
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	127	128
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	583	601
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	775	789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.637%, 10/25/47 (A)	$3,811	$3,090
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.627%, 11/25/47 (A)	5,733	4,202
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.070%, 12/25/35 (A)	12,955	10,281
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.637%, 12/25/45 (A)	5,401	4,135
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.700%, 05/25/35 (A)	9,220	7,187
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.321%, 10/25/46 (A)	3,722	2,326
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.610%, 02/25/37 (A)	3,087	2,277
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.251%, 07/25/47 (A)	8,245	5,118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.534%, 06/25/34 (A)	2,901	2,859

		298,504

Total Mortgage-Backed Securities (Cost $1,079,702) ($ Thousands)		1,091,902

CORPORATE OBLIGATIONS — 31.9%

Consumer Discretionary — 1.8%
Boyd Gaming
7.125%, 02/01/16 (D)	350	292
British Sky Broadcasting Group
9.500%, 11/15/18 (C)	652	890
Comcast
6.500%, 01/15/15	985	1,155
6.500%, 01/15/17	2,695	3,206
6.400%, 03/01/40	550	611
5.450%, 11/15/10	525	528
5.300%, 01/15/14	2,340	2,615
5.150%, 03/01/20	145	158

70	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Communications
8.375%, 03/15/13	$1,154	$1,340
6.750%, 01/30/11 (D)	2,310	2,355
COX Communications
5.450%, 12/15/14	660	747
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,506
6.500%, 11/15/13	1,320	1,510
DIRECTV Holdings
6.000%, 08/15/40	1,527	1,577
DISH DBS
7.875%, 09/01/19	690	743
Eastman Kodak
7.250%, 11/15/13	1,080	1,037
Echostar DBS
7.750%, 05/31/15	220	235
General Motors
8.250%, 07/15/23 (D) (E)	3,100	1,000
Grupo Televisa
6.625%, 01/15/40	289	329
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (E)	1,010	414
Mattel
6.200%, 10/01/40	595	604
4.350%, 10/01/20	385	389
MGM Mirage
7.625%, 01/15/17 (D)	440	371
NBC Universal
5.950%, 04/01/41	785	807
4.375%, 04/01/21	1,205	1,220
2.875%, 04/01/16	949	949
News America
6.650%, 11/15/37	180	207
6.200%, 12/15/34	65	70
6.150%, 03/01/37	1,215	1,308
Omnicom Group
4.450%, 08/15/20	699	719
Sears Holdings
6.625%, 10/15/18	340	340
Station Casinos
7.750%, 08/15/16 (E)	1,495	—
Sun Media
7.625%, 02/15/13	470	472
Thomson Reuters
5.950%, 07/15/13	477	535
Time Warner
6.100%, 07/15/40	360	388
4.700%, 01/15/21	1,450	1,536
3.150%, 07/15/15	1,100	1,140
Time Warner Cable
8.750%, 02/14/19	210	278
8.250%, 04/01/19 (D)	4,895	6,320
6.750%, 06/15/39 (D)	920	1,062
6.550%, 05/01/37	1,645	1,855

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 07/15/33	$60	$78

		42,896

Consumer Staples — 1.6%
Altria Group
10.200%, 02/06/39	300	443
9.700%, 11/10/18	712	965
9.250%, 08/06/19	1,250	1,676
Anheuser-Busch
5.050%, 10/15/16	940	1,061
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	2,570	3,334
5.375%, 11/15/14 (C)	255	286
5.375%, 01/15/20	1,580	1,783
5.000%, 04/15/20	560	617
4.125%, 01/15/15	1,305	1,405
CVS Caremark
9.350%, 01/10/23 (C)	4,300	4,534
Diageo Capital
4.828%, 07/15/20	2,430	2,729
Dr Pepper Snapple Group
6.820%, 05/01/18	2,505	3,099
HJ Heinz
5.350%, 07/15/13	510	563
Kraft Foods
6.500%, 02/09/40	2,745	3,214
5.375%, 02/10/20	2,820	3,150
PepsiCo
5.500%, 01/15/40	361	414
Reynolds American
6.750%, 06/15/17	1,260	1,417
Wal-Mart Stores
5.625%, 04/01/40	1,350	1,529
5.250%, 09/01/35	520	557
4.875%, 07/08/40	965	986
WM Wrigley Jr
3.700%, 06/30/14 (C)	535	554
Woolworths
4.000%, 09/22/20	1,140	1,162
2.550%, 09/22/15	810	820

		36,298

Energy — 3.6%
Anadarko Finance, Ser B
7.500%, 05/01/31	370	400
Anadarko Petroleum
6.450%, 09/15/36	1,300	1,302
6.375%, 09/15/17 (D)	1,227	1,352
Apache
6.000%, 09/15/13	2,570	2,886
5.100%, 09/01/40	640	644
Baker Hughes
7.500%, 11/15/18	2,530	3,229

SEI Institutional Managed Trust / Annual Report / September 30, 2010	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BP Capital Markets
5.250%, 11/07/13	$1,790	$1,950
3.875%, 03/10/15	210	219
3.125%, 03/10/12	240	245
Chesapeake Energy
7.250%, 12/15/18	660	711
6.625%, 08/15/20	130	136
6.500%, 08/15/17	275	285
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	113
7.500%, 05/15/15	1,205	1,226
Conoco Funding
7.250%, 10/15/31	50	64
ConocoPhillips
5.900%, 10/15/32	10	11
5.900%, 05/15/38	2,640	3,068
ConocoPhillips Holding
6.950%, 04/15/29	190	244
Consol Energy
8.250%, 04/01/20 (C)	660	721
El Paso
6.950%, 06/01/28	6,750	6,365
EnCana
6.500%, 02/01/38	1,345	1,568
Energy Transfer Partners
9.000%, 04/15/19	505	647
6.700%, 07/01/18	1,250	1,456
ENI SPA (C)
4.150%, 10/01/20	1,315	1,333
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,339
GAZ Capital
6.212%, 11/22/16 (C)	220	235
Hess
7.875%, 10/01/29	1,070	1,385
7.300%, 08/15/31	1,220	1,501
5.600%, 02/15/41	386	403
Husky Energy
5.900%, 06/15/14	567	631
Kerr-McGee
7.875%, 09/15/31	460	523
6.950%, 07/01/24	450	491
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	97
6.750%, 03/15/11	450	461
6.550%, 09/15/40	277	303
6.000%, 02/01/17	505	570
5.850%, 09/15/12	130	140
5.000%, 12/15/13	720	786
Motiva Enterprises
6.850%, 01/15/40 (C)	1,100	1,318
Noble Holding International
6.200%, 08/01/40	561	620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Occidental Petroleum
7.000%, 11/01/13	$1,330	$1,565
OPTI Canada
7.875%, 12/15/14	70	52
Peabody Energy
6.500%, 09/15/20	610	657
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,821
Petrobras International Finance
6.875%, 01/20/40	562	643
6.125%, 10/06/16	655	733
5.750%, 01/20/20	574	636
Petro-Canada
6.800%, 05/15/38	1,925	2,282
Petroleos Mexicanos
5.500%, 01/21/21	175	186
Plains all American Pipeline
3.950%, 09/15/15	716	751
QEP Resources
6.875%, 03/01/21	650	704
Range Resources
6.750%, 08/01/20	620	645
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (C)	250	274
Rockies Express Pipeline
3.900%, 04/15/15 (C)	1,533	1,534
SandRidge Energy
9.875%, 05/15/16 (C)	870	898
Shell International Finance BV
4.375%, 03/25/20	1,980	2,180
3.100%, 06/28/15	1,268	1,335
Southern Natural Gas
8.000%, 03/01/32	170	200
Southern Union
8.250%, 11/15/29	1,315	1,527
Statoil ASA
3.125%, 08/17/17	530	551
Suncor Energy
6.500%, 06/15/38	725	832
Tennessee Gas Pipeline
7.625%, 04/01/37	830	955
Tosco
8.125%, 02/15/30	400	548
Total Capital
3.000%, 06/24/15	1,085	1,138
TransCanada PipeLines
3.800%, 10/01/20	1,050	1,073
Transocean
4.950%, 11/15/15	1,720	1,789
Valero Energy
10.500%, 03/15/39	1,750	2,366
9.375%, 03/15/19	2,656	3,392
Williams
8.750%, 03/15/32	1,732	2,170
7.875%, 09/01/21	3,480	4,226
7.750%, 06/15/31	1,392	1,590

72	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams, Ser A
7.500%, 01/15/31	$808	$914
XTO Energy
7.500%, 04/15/12	850	937
5.500%, 06/15/18	2,030	2,432

		85,514

Financials — 16.6%
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,310	2,455
AEP Texas Central Transition Funding
5.090%, 07/01/15	3,600	4,082
4.980%, 07/01/13	2,282	2,415
Allstate
7.450%, 05/16/19	1,085	1,356
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	111
Ally Financial
8.300%, 02/12/15 (C)	180	196
8.000%, 03/15/20	740	808
6.875%, 09/15/11	2,325	2,398
2.497%, 12/01/14 (A)	2,234	1,997
American Express
7.250%, 05/20/14	120	141
6.800%, 09/01/66 (A)	2,010	2,010
American Express Credit MTN
5.125%, 08/25/14	1,670	1,850
2.750%, 09/15/15	1,280	1,288
American General Finance MTN
6.900%, 12/15/17	520	434
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,079
American International Group
6.250%, 03/15/37	2,560	2,195
5.850%, 01/16/18 (D)	3,460	3,581
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	399
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	1,445	1,522
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	130	93
BAC Capital Trust XV
1.338%, 06/01/56 (A)	5,715	3,605
Bank of America
7.375%, 05/15/14	1,090	1,253
6.500%, 08/01/16	3,375	3,795
6.000%, 09/01/17	740	801
5.750%, 12/01/17	2,880	3,079
5.625%, 07/01/20	1,290	1,363
5.420%, 03/15/17	4,400	4,506
4.500%, 04/01/15	180	189
3.700%, 09/01/15	890	899

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	$690	$744
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,334
5.200%, 07/10/14	630	698
5.125%, 01/08/20	1,310	1,416
5.000%, 09/22/16	170	186
Barnett Capital III
0.969%, 02/01/27 (A)	425	296
Bear Stearns
7.250%, 02/01/18	1,120	1,364
6.400%, 10/02/17	70	81
5.350%, 02/01/12	3,280	3,467
4.650%, 07/02/18	995	1,047
4.500%, 10/28/10	1,470	1,474
Berkshire Hathaway
3.200%, 02/11/15	1,610	1,708
Berkshire Hathaway Finance
5.400%, 05/15/18	830	949
Boeing Capital
4.700%, 10/27/19	490	547
BPCE
2.375%, 10/04/13 (C)	1,118	1,117
Capital One Bank USA
8.800%, 07/15/19	855	1,093
CDP Financial
3.000%, 11/25/14 (C)	2,450	2,544
Chase Capital VI
0.969%, 08/01/28 (A)	2,500	1,898
Cie de Financement Foncier
2.500%, 09/16/15 (C)	800	805
2.125%, 04/22/13 (C)	700	713
Citigroup
6.875%, 03/05/38	2,626	2,933
6.375%, 08/12/14	781	867
6.125%, 05/15/18	3,970	4,331
6.010%, 01/15/15	660	726
6.000%, 12/13/13	2,250	2,467
6.000%, 08/15/17	750	810
5.875%, 02/22/33	4,485	4,294
5.500%, 02/15/17	2,350	2,427
5.375%, 08/09/20 (D)	1,205	1,247
5.000%, 09/15/14	3,245	3,370
4.750%, 05/19/15	672	707
0.807%, 06/09/16 (A)	3,650	3,093
Citigroup Capital III
7.625%, 12/01/36	1,500	1,599
Citigroup Funding
1.875%, 10/22/12	2,165	2,220
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	488
3.750%, 10/15/14 (C)	1,060	1,133

SEI Institutional Managed Trust / Annual Report / September 30, 2010	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Financial
6.250%, 05/15/16	$1,080	$1,162
5.800%, 06/07/12	2,745	2,916
Countrywide Financial, Ser 2002-E, Cl A
0.597%, 10/15/28 (A)	82	73
Countrywide Home Loans MTN
4.000%, 03/22/11	2,100	2,133
Credit Agricole
8.375%, 12/31/49 (A) (C)	2,460	2,632
Credit Suisse New York
6.000%, 02/15/18	3,258	3,598
Depfa ACS Bank
5.125%, 03/16/37 (C)	890	657
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,988
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (C)	2,760	2,387
Dexia Credit Local
2.750%, 04/29/14 (C)	4,895	5,031
East Lane Re
6.344%, 05/06/11 (A) (C)	650	653
Export-Import Bank of Korea
5.500%, 10/17/12	542	580
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	3,983
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,417
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,495
FIH Erhvervsbank
2.000%, 06/12/13 (C)	1,320	1,350
First Industrial L.P. MTN
7.500%, 12/01/17	970	817
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,079
Ford Motor Credit LLC
8.000%, 12/15/16	480	543
General Electric Capital MTN
6.375%, 11/15/19 (A)	5,870	5,855
6.000%, 08/07/19	710	799
5.900%, 05/13/14	2,800	3,171
5.875%, 01/14/38	1,300	1,320
5.625%, 05/01/18	6,135	6,820
5.500%, 01/08/20 (D)	220	241
5.450%, 01/15/13	20	22
4.375%, 09/16/20	2,460	2,469
2.625%, 12/28/12	3,780	3,941
2.000%, 09/28/12	7,640	7,850
0.727%, 05/05/26 (A)	3,500	2,731
0.595%, 03/20/14 (A)	1,900	1,798

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Glitnir Banki HF
7.451%, 09/14/16 (C) (E)	$400	$—
6.693%, 06/15/16 (C) (E)	3,960	—
6.375%, 09/25/12 (C) (E)	2,330	710
6.330%, 07/28/11 (C) (E)	1,980	604
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	200	170
Goldman Sachs Group
7.500%, 02/15/19	2,329	2,771
6.750%, 10/01/37	541	562
6.600%, 01/15/12	180	192
6.150%, 04/01/18	3,780	4,193
6.000%, 06/15/20	2,733	3,006
5.950%, 01/18/18	260	285
5.450%, 11/01/12	4,040	4,357
5.375%, 03/15/20	3,230	3,404
5.350%, 01/15/16	660	726
5.300%, 02/14/12	80	84
5.250%, 10/15/13 (D)	390	424
4.750%, 07/15/13	130	140
3.700%, 08/01/15	845	865
3.625%, 08/01/12	270	281
0.794%, 01/12/15 (A)	1,750	1,674
0.707%, 07/22/15 (A)	500	470
Hartford Financial Services Group
5.500%, 03/30/20	1,020	1,037
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,330	1,170
HBOS PLC
6.750%, 05/21/18 (C)	2,100	2,110
HCP MTN
6.700%, 01/30/18‡	316	348
6.300%, 09/15/16‡	1,191	1,294
6.000%, 01/30/17‡	4,186	4,468
5.650%, 12/15/13‡	934	1,004
Highwoods Properties
7.500%, 04/15/18‡	1,142	1,279
HSBC Bank USA, N.A.
4.875%, 08/24/20	1,075	1,121
HSBC Holdings PLC
6.800%, 06/01/38	1,040	1,206
ICICI Bank
6.375%, 04/30/22 (A) (C)	1,260	1,267
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	900	607
International Lease Finance
6.500%, 09/01/14	2,530	2,713
Intesa Sanpaolo SPA
3.625%, 08/12/15	900	911
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C) (D)	935	974
JP Morgan Chase Capital XIII
1.239%, 09/30/34 (A)	1,000	755
JP Morgan Chase Capital XXIII
1.376%, 05/15/47 (A)	1,900	1,368

74	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Capital XXV
6.800%, 10/01/37	$909	$927
JPMorgan Chase
6.000%, 01/15/18	225	257
5.750%, 01/02/13	1,710	1,861
4.950%, 03/25/20	150	160
4.750%, 05/01/13	510	554
3.700%, 01/20/15	125	132
JPMorgan Chase Bank
6.000%, 10/01/17	1,323	1,502
6.000%, 07/05/17	2,250	2,547
0.866%, 06/13/16 (A)	1,300	1,232
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,357
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	257
Kilroy Realty
6.625%, 06/01/20‡ (C)	455	462
Korea Development Bank
4.375%, 08/10/15 (D)	725	769
3.250%, 03/09/16 (D)	1,192	1,193
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	599
Lazard Group
7.125%, 05/15/15	967	1,055
6.850%, 06/15/17	1,332	1,426
LBG Capital No.1 MTN
8.000%, 12/15/49 (A)	2,090	1,923
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (A) (E)	3,977	795
11.000%, 11/07/16 (A) (E)	4,283	857
8.910%, 02/16/17 (E)	2,370	474
6.750%, 12/28/17 (E)	4,320	—
6.200%, 09/26/14 (E)	1,160	257
5.250%, 02/06/12 (E)	1,220	270
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (E)	4,280	—
Liberty Mutual Group
7.500%, 08/15/36 (C)	549	558
Lloyds TSB Bank MTN
6.500%, 09/14/20	635	641
5.800%, 01/13/20 (C)	240	251
4.375%, 01/12/15 (C)	1,070	1,096
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	1,825	2,494
MBNA Capital A
8.278%, 12/01/26	1,450	1,486
Merrill Lynch MTN
8.950%, 05/18/17 (A)	1,790	1,980
8.680%, 05/02/17 (A)	3,160	3,468
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.700%, 05/02/17	$1,300	$1,344
5.450%, 02/05/13	2,080	2,234
MetLife
7.717%, 02/15/19	210	267
6.750%, 06/01/16	1,060	1,265
6.400%, 12/15/36	570	533
5.875%, 02/06/41	60	65
4.750%, 02/08/21	540	573
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	840
MetLife Capital Trust X
9.250%, 04/08/38 (A) (C)	1,800	2,124
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	110	120
5.125%, 06/10/14 (C)	2,750	3,051
2.500%, 09/29/15	1,090	1,092
Morgan Stanley
7.300%, 05/13/19	100	115
6.750%, 04/15/11	30	31
6.625%, 04/01/18	3,570	3,958
6.000%, 05/13/14	5,710	6,269
6.000%, 04/28/15	630	693
5.950%, 12/28/17	605	650
5.625%, 09/23/19	160	167
5.550%, 04/27/17	2,415	2,559
5.500%, 07/24/20	1,570	1,617
0.754%, 10/18/16 (A)	5,020	4,412
0.595%, 01/09/14 (A)	3,120	2,949
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	870	872
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,739
National Capital Trust II
5.486%, 12/29/49 (A) (C)	2,231	2,153
Nationwide Mutual Insurance
6.600%, 04/15/34 (C)	2,440	2,177
5.810%, 06/15/09 (A) (C)	1,975	1,709
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,081
New York Life Global Funding
3.000%, 05/04/15 (C)	1,840	1,919
NIBC Bank MTN
2.800%, 12/02/14 (C)	1,475	1,539
Nordea Bank
4.875%, 01/27/20 (C) (D)	140	152
3.700%, 11/13/14 (C)	2,400	2,535
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	955	1,109
Power Receivables Financial
6.290%, 01/01/12	1,275	1,301
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,791
Prime Property Fund
5.600%, 06/15/11 (C)	1,384	1,410
5.500%, 01/15/14‡ (C)	1,850	1,874

SEI Institutional Managed Trust / Annual Report / September 30, 2010	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Holdings
8.695%, 12/18/23 (C)	$1,300	$1,648
Qatari Diar Finance QSC
5.000%, 07/21/20	1,220	1,281
Rabobank Nederland
11.000%, 12/31/49 (A) (C)	1,810	2,353
Reckson Operating Partnership
7.750%, 03/15/20‡ (C)	506	512
Residential Capital
9.625%, 05/15/15	15	15
Resona Preferred Global Securities
7.191%, 07/30/49 (A) (C)	580	568
Royal Bank of Scotland Group
7.640%, 09/29/17	1,000	742
6.400%, 10/21/19	2,230	2,427
5.000%, 11/12/13	250	252
5.000%, 10/01/14	990	992
4.875%, 03/16/15	400	421
3.950%, 09/21/15	400	404
Santander US Debt Unipersonal
3.724%, 01/20/15 (C)	1,600	1,623
Shinsei Finance Cayman
6.418%, 01/25/49 (A) (C) (D)	2,710	1,778
Simon Property Group L.P.
5.750%, 12/01/15‡	910	1,036
SLM MTN
5.625%, 08/01/33	695	534
5.375%, 05/15/14 (D)	2,655	2,584
5.050%, 11/14/14	690	657
5.000%, 10/01/13	1,840	1,803
5.000%, 04/15/15	120	115
Sumitomo Mitsui Banking
3.150%, 07/22/15	1,360	1,427
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	259	193
Svensk Exportkredit
3.250%, 09/16/14	1,489	1,587
Tanger Properties
6.125%, 06/01/20‡	455	497
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	2,160	2,658
TNK-BP Finance
7.500%, 07/18/16 (C)	230	255
Travelers
6.250%, 03/15/37 (A)	1,470	1,411
5.375%, 06/15/12	370	395
UBS MTN
4.875%, 08/04/20	320	337
3.875%, 01/15/15	1,320	1,378
UDR MTN
5.000%, 01/15/12‡	2,000	2,035

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia MTN
5.500%, 05/01/13	$2,100	$2,310
5.250%, 08/01/14	2,570	2,794
4.875%, 02/15/14	875	935
Wachovia Bank
6.600%, 01/15/38	705	800
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	1,930	1,694
WEA Finance
7.500%, 06/02/14 (C)	490	570
7.125%, 04/15/18 (C)	3,321	3,906
6.750%, 09/02/19 (C)	1,230	1,457
Wells Fargo Capital X
5.950%, 12/15/36	760	740
Wells Fargo Capital XV
9.750%, 12/31/49 (A)	3,790	4,169
Westfield Capital
4.375%, 11/15/10 (C)	2,103	2,111
Westfield Group
5.400%, 10/01/12 (C)	703	750
Westpac Banking
4.875%, 11/19/19	755	809
3.000%, 08/04/15	1,627	1,662
2.250%, 11/19/12	1,715	1,748
Woodbourne Capital Trust II
1.328%, 04/08/49 (A) (C)	625	269
Woodbourne Capital Trust III
1.328%, 04/08/49 (A) (C)	625	269
Woodbourne Capital Trust IV
1.328%, 04/08/49 (A) (C)	625	269
WR Berkley
5.375%, 09/15/20	415	424
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (C)	4,272	4,208

		391,470

Government — 0.2%
Chile Government International Bond
3.875%, 08/05/20	1,175	1,219
Kommunalbanken AS
1.750%, 10/05/15	1,138	1,137
Poland Government International Bond
3.875%, 07/16/15	575	598
Province of Quebec
3.500%, 07/29/20	436	447

		3,401

Health Care — 1.0%
Abbott Laboratories
5.300%, 05/27/40	1,195	1,297
Allergan
3.375%, 09/15/20	1,300	1,299

76	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amgen
5.750%, 03/15/40	$150	$170
3.450%, 10/01/20	1,205	1,213
CareFusion
4.125%, 08/01/12	550	575
Coventry Health Care
5.950%, 03/15/17	914	914
FMC Finance III
6.875%, 07/15/17	600	642
GlaxoSmithKline Capital
5.650%, 05/15/18	1,870	2,222
HCA
9.625%, 11/15/16	1	1
7.500%, 11/15/95	3,800	3,002
Hospira
5.600%, 09/15/40	385	399
Humana
7.200%, 06/15/18	1,150	1,331
Life Technologies
6.000%, 03/01/20	368	417
4.400%, 03/01/15	506	540
Medtronic
4.450%, 03/15/20	730	800
Pfizer
5.350%, 03/15/15	140	162
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,708
Tenet Healthcare
8.875%, 07/01/19	1,695	1,871
UnitedHealth Group
6.875%, 02/15/38	170	203
6.000%, 06/15/17	51	60
WellPoint
6.800%, 08/01/12	1,000	1,097
6.375%, 06/15/37	535	597
5.875%, 06/15/17	2,190	2,524
Wyeth
5.950%, 04/01/37	1,100	1,298

		24,342

Industrials — 1.2%
Allied Waste North America
6.875%, 06/01/17	260	287
Boeing
4.875%, 02/15/20	1,380	1,576
Burlington Northern Santa Fe
5.750%, 05/01/40	997	1,100
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	941	972
Complete Production Services
8.000%, 12/15/16	1,005	1,035
Continental Airlines
9.000%, 07/08/16 (D)	2,879	3,282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Ser 1999-2
7.256%, 03/15/20	$2,805	$2,938
Continental Airlines, Ser A
5.983%, 04/19/22 (D)	2,000	2,065
Delta Air Lines
6.821%, 08/10/22 (D)	1,544	1,619
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	1,575	1,646
General Electric
5.000%, 02/01/13	140	152
Hutchison Whampoa International 09
4.625%, 09/11/15 (C)	1,805	1,930
JetBlue Airways 2004-2 G-1 Pass Through Trust
0.811%, 08/15/16 (A)	3,270	2,955
Kansas City Southern de Mexico
12.500%, 04/01/16	522	625
L-3 Communications
5.875%, 01/15/15	300	307
RailAmerica
9.250%, 07/01/17	1,008	1,105
Reynolds Group Issuer
7.750%, 10/15/16 (C) (D)	1,720	1,750
Systems 2001 Asset Trust
6.664%, 09/15/13 (C)	956	1,055
United Air Lines
9.750%, 01/15/17	609	672
United Parcel Service
4.500%, 01/15/13	980	1,061

		28,132

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	402	433
Cisco Systems
5.900%, 02/15/39	205	237
5.500%, 01/15/40	570	626
4.450%, 01/15/20	1,295	1,423
Freescale Semiconductor
10.125%, 12/15/16	60	55
Hewlett-Packard
2.125%, 09/13/15	1,580	1,594
National Semiconductor
6.600%, 06/15/17	170	198
Oracle
5.375%, 07/15/40 (C)	2,014	2,166

		6,732

Materials — 0.9%
Alcoa
6.000%, 07/15/13	170	185
Ball
6.750%, 09/15/20	1,060	1,124

SEI Institutional Managed Trust / Annual Report / September 30, 2010	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CodelCo
4.750%, 10/15/14 (C)	$470	$512
Dow Chemical
8.550%, 05/15/19	2,235	2,822
5.900%, 02/15/15	625	697
4.850%, 08/15/12	1,140	1,207
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,790	5,347
PPG Industries
6.650%, 03/15/18	435	527
5.750%, 03/15/13	435	476
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	4,197
5.875%, 07/15/13	813	906
Steel Dynamics
6.750%, 04/01/15	810	828
Teck Resources
10.750%, 05/15/19	83	105
10.250%, 05/15/16	52	63
Vale Overseas
8.250%, 01/17/34	195	248
6.875%, 11/21/36	1,300	1,485
6.875%, 11/10/39	327	375
4.625%, 09/15/20	600	620

		21,724

Sovereign — 0.3%
Province of Ontario Canada
4.400%, 04/14/20	115	127
4.100%, 06/16/14	270	297
2.950%, 02/05/15	2,080	2,202
Qatar Govt International Bond
4.000%, 01/20/15 (C)	1,940	2,047
RSHB Capital
6.299%, 05/15/17 (C)	700	730
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	152	182
3.625%, 04/29/15 (C)	600	604
United Mexican States MTN
6.050%, 01/11/40	248	284
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	233
6.750%, 09/27/34	748	930

		7,636

Telecommunication Services — 1.9%
America Movil
6.125%, 03/30/40	159	177
5.625%, 11/15/17	440	496
5.000%, 10/16/19	849	910
5.000%, 03/30/20	750	809
American Tower
5.050%, 09/01/20	304	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/37	$1,380	$1,597
6.450%, 06/15/34	625	704
6.300%, 01/15/38	1,190	1,344
5.500%, 02/01/18	1,360	1,577
5.100%, 09/15/14	2,200	2,470
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,552
BellSouth
4.750%, 11/15/12 (D)	170	183
British Telecommunications PLC
9.625%, 12/15/30	357	497
9.125%, 12/15/10	1,250	1,270
Cellco Partnership
8.500%, 11/15/18	610	831
7.375%, 11/15/13	275	325
3.750%, 05/20/11	1,300	1,326
Cricket Communications
7.750%, 05/15/16	840	891
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,215
France Telecom
7.750%, 03/01/11	554	570
Frontier Communications
8.500%, 04/15/20	520	574
8.250%, 04/15/17	585	640
8.125%, 10/01/18	355	388
Intelsat Jackson Holdings
9.500%, 06/15/16	180	192
8.500%, 11/01/19 (C)	250	271
Koninklijke
8.000%, 10/01/10	650	650
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,772
Qwest
7.500%, 10/01/14	741	837
Rogers Communications
7.875%, 05/01/12	550	607
6.800%, 08/15/18	450	557
6.750%, 03/15/15	1,015	1,207
6.375%, 03/01/14	1,476	1,700
5.500%, 03/15/14	201	225
Sprint Capital
8.750%, 03/15/32	660	693
8.375%, 03/15/12	245	263
Telecom Italia Capital
6.999%, 06/04/18	370	425
6.200%, 07/18/11	1,730	1,792
5.250%, 11/15/13	790	849
5.250%, 10/01/15	90	97
4.950%, 09/30/14	1,250	1,331
Telefonica Emisiones SAU
6.221%, 07/03/17	110	129
5.984%, 06/20/11	720	747
5.134%, 04/27/20	2,177	2,368

78	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telemar Norte Leste SA
5.500%, 10/23/20 (C)	$1,135	$1,149
Verizon Communications
6.400%, 02/15/38	540	627
6.250%, 04/01/37	335	379
6.100%, 04/15/18	465	553
5.500%, 02/15/18	1,920	2,209
Verizon Global Funding
7.750%, 12/01/30	1,060	1,369
Verizon New York, Ser A
6.875%, 04/01/12	660	712
Virgin Media Finance PLC
9.125%, 08/15/16	70	75

		45,443

Utilities — 2.5%
Aquila
11.875%, 07/01/12	2,535	2,917
Calpine Construction Finance
8.000%, 06/01/16 (C)	975	1,043
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,394	1,455
Dominion Resources
8.875%, 01/15/19	1,635	2,224
4.750%, 12/15/10	935	943
DPL
6.875%, 09/01/11	1,098	1,156
Duke Energy
6.300%, 02/01/14	978	1,117
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,607
Edison Mission Energy
7.625%, 05/15/27	420	282
Enel Finance International
6.000%, 10/07/39 (C)	1,740	1,799
Energy Future Holdings
10.000%, 12/01/20	4,766	4,730
11.250%, 11/01/17	1,990	950
Exelon
5.625%, 06/15/35	1,100	1,113
Exelon Generation
6.250%, 10/01/39	360	386
5.750%, 10/01/41	295	296
5.200%, 10/01/19	40	44
4.000%, 10/01/20	945	946
FirstEnergy Solutions
6.800%, 08/15/39	430	433
6.050%, 08/15/21	795	849
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	3,255	3,537
Florida Power
6.400%, 06/15/38	240	297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KCP&L Greater Missouri Operations
8.270%, 11/15/21	$2,700	$3,163
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (D)	720	719
Midamerican Energy Holdings
6.500%, 09/15/37	1,575	1,891
Nevada Power, Ser A
8.250%, 06/01/11	1,655	1,731
Nisource Finance
6.800%, 01/15/19	2,261	2,682
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,317
Pacific Gas & Electric
8.250%, 10/15/18	210	279
6.050%, 03/01/34	660	748
5.800%, 03/01/37	800	888
3.500%, 10/01/20	655	649
Pacificorp
6.250%, 10/15/37	300	363
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,030
Progress Energy
6.850%, 04/15/12	516	559
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,992
PVNGS II Funding
8.000%, 12/30/15	2,188	2,306
South Carolina Electric & Gas
6.500%, 11/01/18	215	267
Southern California Edison
4.500%, 09/01/40	485	474
Tennessee Valley Authority
5.250%, 09/15/39	880	1,021
4.625%, 09/15/60	1,370	1,427
Texas-New Mexico Power
9.500%, 04/01/19 (C)	2,880	3,787

		57,441

Total Corporate Obligations (Cost $734,566) ($ Thousands)		751,029

ASSET-BACKED SECURITIES — 6.9%

Automotive — 0.2%
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	860	916
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	106
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	1,470	1,622

SEI Institutional Managed Trust / Annual Report / September 30, 2010	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	$1,055	$1,071

		3,715

Credit Cards — 0.8%
BA Credit Card Trust, Ser 2006-A14, Cl A14
0.317%, 04/15/16 (A)	788	781
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.337%, 09/15/15 (A)	505	502
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.317%, 07/15/16 (A)	1,466	1,449
Capital One Multi-Asset Execution Trust, Ser 2006-A4, Cl A4
0.297%, 12/16/13 (A)	1,938	1,937
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.616%, 01/15/16 (A)	602	596
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	2,510	2,731
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	200	226
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	2,520	2,593
Discover Card Master Trust, Ser 2009-A2, Cl A
1.557%, 02/17/15 (A)	4,551	4,631
Discover Card Master Trust, Ser 2010-A2, Cl A2
0.837%, 03/15/18 (A)	838	838
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5
0.317%, 10/15/15 (A)	2,043	2,027

		18,311

Mortgage Related Securities — 1.2%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.890%, 11/25/31 (A)	356	306
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.613%, 04/25/28 (A)	70	50
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.587%, 03/25/30 (A)	3,339	1,066
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.337%, 08/15/33 (A)	150	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	$3,824	$3,725
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.443%, 03/25/37 (A)	2,549	2,353
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.583%, 03/25/37 (A)	6,300	235
Centex Home Equity, Ser 2006-A, Cl AV4
0.593%, 06/25/36 (A)	4,917	3,089
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.387%, 12/25/36 (A)	208	195
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	1,053	1,081
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	4	4
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	8	8
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.817%, 05/25/39 (A) (C)	1,474	1,204
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.387%, 01/25/37 (A)	88	87
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.347%, 04/25/33 (A)	75	34
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.397%, 12/25/36 (A)	76	74
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.473%, 06/25/37 (A)	5,500	4,139
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.947%, 01/25/32 (A)	309	266
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.487%, 01/25/37 (A)	9,500	3,929
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.593%, 07/25/37 (A)	4,574	1,933
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	1,168	1,095
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.503%, 01/25/37 (A)	6,450	2,794

80	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Terwin Mortgage Trust, Ser 2005-9HG3, Cl A1
4.000%, 08/25/35 (A) (C)	$375	$364
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.603%, 03/25/36 (A) (C)	413	248
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (A) (C)	290	87

		28,428

Other Asset-Backed Securities — 4.7%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.517%, 06/14/37 (A) (C)	2,792	2,359
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.650%, 11/14/33 (A) (C)	3,438	2,849
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	4,152
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	1,878	2,048
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.847%, 03/25/32 (A)	1,276	853
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,640
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	834	823
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	1,177	965
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.947%, 06/25/33 (A)	38	34
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	6,450	2,652
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.803%, 10/25/35 (A)	5,026	4,878
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.603%, 09/25/46 (A)	10,450	500
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.143%, 10/25/47 (A)	5,134	3,724

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (A)	$1,789	$1,190
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
1.136%, 02/15/34 (A)	985	466
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.590%, 12/15/35 (A)	1,836	501
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.404%, 11/15/36 (A)	245	178
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.887%, 11/15/28 (A)	9,897	7,946
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	571	584
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.437%, 04/25/37 (A)	1,490	1,190
EFS Volunteer, Ser 2010-1, Cl A2
1.389%, 10/25/35 (A) (C)	900	885
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.817%, 08/15/25 (A) (C)	2,578	1,289
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.663%, 11/25/35 (A)	5,287	4,469
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.467%, 09/25/26 (A)	4,148	527
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.567%, 02/25/34 (A)	1,165	699
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.600%, 11/17/20 (A) (C)	4,069	3,789
Genesis Funding, Ser 2006-1A, Cl G1
0.497%, 12/19/32 (A) (C)	2,983	2,513
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	196	201
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	614	631
GSAMP Trust, Ser 2003-SEA, Cl A1
0.747%, 02/25/33 (A)	2,722	2,031
GSAMP Trust, Ser 2006-SEA1, Cl A
0.643%, 05/25/36 (A) (C)	579	480

SEI Institutional Managed Trust / Annual Report / September 30, 2010	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.637%, 11/25/35 (A)	$4,571	$3,326
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.647%, 11/25/35 (A)	1,745	1,236
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.677%, 05/25/46 (A)	5,488	1,818
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,199	1,293
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.463%, 05/25/37 (A)	6,443	3,756
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.693%, 05/25/37 (A) (C)	7,532	3,712
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.573%, 07/25/36 (A)	115	111
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	4,927	2,239
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.743%, 03/25/37 (A)	3,010	29
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.643%, 02/25/37 (A)	6,022	185
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,262	3,284
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.537%, 07/25/17 (A)	492	347
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.968%, 11/25/24 (A)	3,013	3,126
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.796%, 04/25/24 (A)	2,740	2,824
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	830	889
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	580	601
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.438%, 12/25/33 (A)	188	143
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
1.023%, 03/25/33 (A)	53	33
Saco I, Ser 2005-9, Cl A1
0.597%, 12/25/35 (A)	731	248
Saco I, Ser 2005-WM3, Cl A1
0.867%, 09/25/35 (A)	759	322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Saco I, Ser 2006-6, Cl A1
0.477%, 06/25/36 (A)	$1,895	$426
SLC Student Loan Trust, Ser 2008-1, Cl A4A
2.137%, 12/15/32 (A)	4,348	4,518
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.582%, 12/15/25 (A) (C)	1,100	1,096
SLM Student Loan Trust, Ser 2005-10, Cl A4
0.608%, 10/25/19 (A)	1,489	1,478
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.608%, 01/25/27 (A)	1,540	1,455
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.966%, 07/25/22 (A)	620	648
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.016%, 07/25/23 (A)	1,803	1,889
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/01/13	479	502
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.343%, 06/25/33 (A)	79	55
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.433%, 03/25/37 (A)	2,487	2,425
Structured Asset Securities, Ser 2007-TC1, Cl A
0.643%, 04/25/31 (A) (C)	390	284
Structured Asset Securities, Ser 2008-BC4, Cl A3
0.512%, 11/25/37 (A)	3,477	3,322
Student Loan Consolidation Center, Ser 2002-2, Cl A13
0.000%, 07/01/42 (A) (C)	1,000	915
Textainer Marine Containers, Ser 2005-1A, Cl A
0.507%, 05/15/20 (A) (C)	2,112	1,954
Triton Container Finance, Ser 2006-1A, Cl N
0.517%, 11/26/21 (A) (C)	2,713	2,441
Triton Container Finance, Ser 2007-1A, Cl N
0.396%, 02/26/19 (A) (C)	1,711	1,581

		111,557

Total Asset-Backed Securities (Cost $216,532) ($ Thousands)		162,011

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FICO
9.800%, 04/06/18	850	1,276
9.700%, 04/05/19	1,050	1,596
8.600%, 09/26/19	2,490	3,599

82	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FICO STRIPS
2.598%, 12/27/15 (B)	$1,745	$1,583
1.847%, 02/08/13 (B)	2,225	2,176
0.000%, 02/08/18 to 09/26/19 (B)	11,780	9,604
FNMA
7.918%, 10/09/19 (B)	1,520	1,004
7.250%, 05/15/30	2,372	3,452
7.125%, 01/15/30	2,100	3,004
6.250%, 05/15/29	2,949	3,855
5.500%, 11/01/37	9,000	9,558
5.250%, 08/01/12	1,860	2,007
0.240%, 05/09/11 (B)	400	400
Resolution Funding STRIPS
3.235%, 01/15/16 (B)	2,730	2,485

Total U.S. Government Agency Obligations (Cost $42,472) ($ Thousands)		45,599

LOAN PARTICIPATIONS — 0.9%
Allison Transmission
3.110%, 08/07/14	901	844
3.050%, 08/07/14	34	32
Aramark
2.164%, 01/26/14	135	128
0.192%, 01/26/14	17	16
Aramark LOC
0.106%, 01/26/14	12	11
Aramark, Term B Loan
3.783%, 07/26/16	267	262
Charter Communications, Term C Loan
3.790%, 09/06/16	1,302	1,269
DAE Aviation, Tranche B-1
4.090%, 07/31/14	287	268
DAE Aviation, Tranche B-2
4.090%, 09/27/14	278	260
3.990%, 09/27/14	1	1
Enterprise GP Holdings
2.600%, 11/10/14	392	389
2.545%, 11/10/14	588	584
First Data, Term Loan B-2
3.097%, 09/24/14	3,580	3,149
Harrah’s Operating, Term Loan B-2
3.316%, 01/28/15	605	521
HCR Healthcare, Initial Term Loan
2.756%, 12/22/14	854	820
IASIS, Delayed Draw
2.256%, 03/15/14	234	225
IASIS, Sythentic LOC
2.347%, 03/15/14	64	61
IASIS, Term B Loan
2.256%, 03/15/14	676	650
Insight Midwest
2.280%, 04/07/14	204	196

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Insight Midwest Holdings, Term B Loan
2.010%, 04/07/14	$416	$399
Las Vegas Sands, Delayed Draw
2.100%, 05/17/14	236	218
Las Vegas Sands, Term B Loan
2.100%, 05/17/14	1,042	965
Regal Cinemas
3.789%, 11/19/16	376	374
Sunguard
4.060%, 02/28/16	80	78
3.999%, 02/28/16	1,094	1,073
SuperMedia
11.000%, 12/31/15	363	283
Telesat Canada, U.S. Term I Loan
3.260%, 10/31/14	1,041	1,012
Telesat Canada, U.S. Term II Loan
3.260%, 10/31/14	89	87
Texas Competitive
3.850%, 10/10/14	164	127
3.758%, 10/10/14	729	566
Texas Competitive, Term Loan B-2
4.066%, 10/10/14	1,043	810
4.033%, 10/10/14	10	8
Tomkins PLC, Term B Loan
0.000%, 09/07/16 (G)	500	504
Tribune
0.000%, 06/04/10 (G)	366	232
United Air Lines, Tranche B
2.312%, 02/01/14	691	648
Univision Communications
2.597%, 09/29/14	2,468	2,168
UPC Financing Partnership
4.251%, 12/30/16	352	341
2.501%, 12/31/14	648	621

Total Loan Participations (Cost $21,747) ($ Thousands)		20,200

MUNICIPAL BONDS — 0.7%
Brazos Higher Education Authority, Ser 2006-2, RB
1.757%, 06/25/42 (A)	1,250	1,075
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	710	787
Kentucky Higher Education Student Loan, Ser 1-CL, RB
1.450%, 05/01/34 (A)	1,100	1,104
Los Angeles Community College District, GO
6.750%, 08/01/49	600	671
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	339
6.637%, 04/01/57	570	613

SEI Institutional Managed Trust / Annual Report / September 30, 2010	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousand)/Shares	Market Value ($ Thousands)

North Texas Tollway Authority, RB
6.718%, 01/01/49	$660	$721
Pennsylvania Higher Education Assistance Agency, Sub-Ser, RB
1.130%, 05/01/46 (A)	5,375	4,757
State of California, GO
7.300%, 10/01/39	4,110	4,350
State of Illinois, GO
7.350%, 07/01/35	2,500	2,624

Total Municipal Bonds (Cost $16,461) ($ Thousands)		17,041

PREFERRED STOCK — 0.1%
Citigroup Capital XII 8.500%, 03/30/15 (A)	53	1,402
Citigroup Capital XIII 7.875%, 10/30/15 (A)	20	502

Total Preferred Stock (Cost $1,829) ($ Thousands)		1,904

	Number of Warrants

WARRANT — 0.0%
Semgroup Warrants, Expires 2014*	1	7

Total Warrant (Cost $—) ($ Thousands)		7

COMMON STOCK — 0.0%
SemGroup, Cl A*	1,294	30
SuperMedia* (D)	1,802	19

Total Common Stock (Cost $98) ($ Thousands)		49

U.S. TREASURY OBLIGATIONS — 14.7%
U.S. Treasury Bills
0.179%, 02/10/11	890	890
U.S. Treasury Bonds
8.000%, 11/15/21	11,105	16,749
7.625%, 02/15/25	4,515	6,931
7.125%, 02/15/23 (D)	534	770
6.250%, 08/15/23	1,640	2,221
5.375%, 02/15/31	3,466	4,462
4.625%, 02/15/40	2,818	3,293
4.500%, 02/15/36	4,573	5,258
4.375%, 11/15/39 to 05/15/40 (D)	30,185	33,892
4.250%, 05/15/39	1,418	1,559
3.875%, 08/15/40 (D)	15,696	16,226
U.S. Treasury Bond TIPS
3.875%, 04/15/29	504	701
3.625%, 04/15/28	2,331	2,717
3.500%, 01/15/11	3,883	3,918
2.375%, 01/15/25 to 01/15/27	16,343	18,795
2.125%, 02/15/40	6,319	7,061

Description	Face Amount ($ Thousand)/ Shares/Contracts	Market Value ($ Thousands)

2.000%, 01/15/16 to 01/15/26	$5,867	$6,431
1.750%, 01/15/28	52	55
U.S. Treasury Note
4.875%, 08/15/16	1,726	2,049
3.500%, 05/15/20 (D)	7,339	7,966
2.625%, 08/15/20 (D)	6,883	6,948
2.125%, 11/30/14	30,085	31,443
1.875%, 06/30/15 to 09/30/17	40,764	41,698
1.750%, 07/31/15	3,020	3,093
1.375%, 01/15/13	5,850	5,966
1.250%, 08/31/15 to 09/30/15 (D)	33,608	33,562
1.000%, 08/31/11 to 04/30/12	41,025	41,388
0.875%, 04/30/11	11,605	11,649
0.750%, 05/31/12 to 09/15/13	11,036	11,096
U.S. Treasury STRIPS
4.712%, 11/15/27 (B)	16,990	9,317
4.610%, 02/15/25 (B)	11,400	7,050

Total U.S. Treasury Obligations (Cost $331,225) ($ Thousands)		345,154

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% †**	127,107,961	127,108

Total Cash Equivalent (Cost $127,108) ($ Thousands)		127,108

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P., 0.230%†** (F)	43,589,328	40,213

Total Affiliated Partnership (Cost $43,589) ($ Thousands)		40,213

Total Investments — 110.6% (Cost $2,615,329) ($ Thousands)		$2,602,217

WRITTEN OPTIONS — 0.0%
December 2010 U.S. 10 Year Note Call, Expires 11/27/10, Strike Price $127.00*	(210)	$(200)
December 2010 U.S. 10 Year Note Future Put, Expires 11/29/10, Strike Price $122.00*	(72)	(16)
December 2010 U.S. 10 Year Note Future Put, Expires 11/29/10, Strike Price 121.00*	(55)	(7)

December 2010 U.S. Long Bond Future Call, Expires 11/29/10, Strike Price $134.00*	(80)	(216)
November 2010 U.S. Bond Future Call, Expires 10/25/10, Strike Price 134.00*	(30)	(45)

Total Written Options (Premiums Received $(401)) ($ Thousands)		$(484)

84	SEI Institutional Managed Trust / Annual Report / September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(17)	Dec-2010	$(183)
90-Day Euro$	139	Dec-2011	60
90-Day Euro$	(139)	Dec-2012	(119)
90-Day Euro$	(17)	Jun-2011	(183)
90-Day Euro$	(17)	Mar-2011	(183)
U.S. 10-Year Treasury Note	(543)	Dec-2010	(289)
U.S. 2-Year Treasury Note	(78)	Dec-2010	(18)
U.S. 5-Year Treasury Note	651	Dec-2010	698
U.S. Long Treasury Bond	(174)	Dec-2010	(382)
U.S. Ultra Long Treasury Bond	298	Jan-2011	436

			$(163)

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
UBS Securities	11/24/10	EUR	2,027	USD	2,683	$(82)
Citigroup Global Markets	11/24/10	EUR	14,780	USD	19,420	(746)

						$(828)

A summary of outstanding swap agreements held by the Fund at September 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	245	$(115)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(1,313)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,385)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,251)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(28)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(46)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	32
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	30
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(210)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(64)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	7,735	(3,643)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(1,480)	21
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	119
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	81
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	325
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	125	(11)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(50)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(15)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	20
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	18
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,200	178
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	143
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(4)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(4)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	20
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	18
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,150	96
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,350	(70)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.65)	12/20/12	925	(50)
Morgan Stanley	Berkshire Hathaway Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(2,800)	45
Morgan Stanley	CMBX 1 2006-1 AAA	SELL	0.10	10/12/52	(522)	19
Morgan Stanley	CMBX 1 2006-1 AAA	BUY	0.10	10/12/52	880	(22)
Morgan Stanley	CMBX 2 2006-1 AAA	BUY	(0.07)	03/15/49	512	(16)
Morgan Stanley	CMBX 4 2007-2 AAA	SELL	0.35	02/17/51	(500)	26
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(15)

						$(7,131)

SEI Institutional Managed Trust / Annual Report / September 30, 2010	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

September 30, 2010

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	16,210	$(1,954)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	10,530	(1,295)

					$(3,249)

Percentages are based on a Net Assets of $2,352,759 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $42,281 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $40,213 ($ Thousands).

(G)	Unsettled bank loan. Interest not available.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,086,784	$5,118	$1,091,902
Corporate Obligations	—	747,744	3,285	751,029
Asset-Backed Securities	—	162,011	—	162,011
U.S. Government Agency Obligations	—	45,599	—	45,599
Loan Participations	—	19,382	818	20,200
Municipal Bonds	—	17,041	—	17,041
Preferred Stock	1,402	502	—	1,904
Warrant	—	7	—	7
Common Stock	49	—	—	49
U.S. Treasury Obligations	—	345,154	—	345,154
Cash Equivalent	127,108	—	—	127,108
Affiliated Partnership	—	40,213	—	40,213

Total Investments in Securities	$128,559	$2,464,437	$9,221	$2,602,217

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(163)	$—	$—	$(163)
Forwards*	—	(828)	—	(828)
Written Options	(484)	—	—	(484)
Credit Default Swaps*	—	(7,131)	—	(7,131)
Interest Rate Swaps*	—	(3,249)	—	(3,249)

Total Other Financial Instruments	$(647)	$(11,208)	$—	$(11,855)

*	Futures contracts, forwards and swaps are valued at the unrealized depreciation on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Mortgage-Backed Securities	Corporate Obligations	Loan Participations	Swaptions
Beginning balance as of October 1, 2009	$4,779	$3,150	$—	$(2,359)
Accrued discounts/premiums	76	—	1	—
Realized gain/(loss)	220	—	1,065	448
Change in unrealized appreciation/(depreciation)	711	256	(233)	(112)
Net purchases/ sales	(668)	(121)	(15)	2,023
Net transfer in and/or out of Level 3	—	—	—	—

Ending balance as of September 30, 2010	$5,118	$3,285	$818	$—

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(442)	$403	$—	$—

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

86	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.5%

Agency Mortgage-Backed Obligations — 40.4%
FHLB
0.750%, 10/05/11	$4,040	$4,040
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	261	280
FHLMC
11.000%, 02/17/21	557	618
10.000%, 03/17/26 to 10/01/30	1,620	1,915
7.500%, 01/01/32 to 09/01/38	2,075	2,341
6.500%, 10/01/31 to 09/01/38	3,873	4,261
6.000%, 08/01/15 to 09/01/38	9,650	10,486
5.500%, 08/23/17 to 04/01/38	14,573	15,665
5.000%, 09/01/23 to 02/01/39	9,572	10,133
4.500%, 04/01/35 to 04/01/39	3,880	4,081
4.000%, 10/01/33	668	687
1.250%, 01/26/12	2,940	2,947
0.469%, 02/03/12 (A)	6,485	6,488
0.180%, 10/25/10 (B)	3,050	3,050
0.177%, 10/13/10 (B)	9,060	9,060
0.050%, 03/16/11	2,230	2,229
FHLMC ARM (A)
6.455%, 02/01/37	419	450
6.365%, 10/01/37	764	820
6.364%, 12/01/36	614	656
6.306%, 10/01/36	567	603
6.247%, 10/01/36	1,623	1,717
6.183%, 12/01/36	810	859
6.143%, 06/01/37	71	76
6.040%, 10/01/37	213	227
6.012%, 04/01/37	175	188
5.992%, 04/01/37	285	304
5.967%, 06/01/38	412	443
5.965%, 11/01/36	103	110
5.956%, 03/01/37	643	684

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.953%, 01/01/37	$989	$1,064
5.902%, 03/01/37	38	41
5.874%, 11/01/36	901	959
5.794%, 05/01/37	470	502
5.768%, 07/01/38	359	385
5.765%, 05/01/37	856	910
5.739%, 05/01/37	604	642
5.717%, 03/01/36	152	164
5.693%, 04/01/37	176	188
5.688%, 03/01/36	141	151
5.686%, 06/01/37	528	567
5.642%, 10/01/38	117	125
5.322%, 05/01/38	443	471
5.243%, 03/01/36	1,058	1,116
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,572	1,675
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	749	838
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	748	821
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	383	418
FHLMC CMO, Ser 2002-2542, Cl ES
5.000%, 12/15/17	39	42
FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	173	192
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	71	79
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/18	202	217
FHLMC CMO, Ser 2003-2694, Cl QG
4.500%, 01/15/29	46	48
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	27	28
FHLMC CMO, Ser 2004-2765, Cl CT
4.000%, 03/15/19	117	127
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	261	291
FHLMC CMO, Ser 2004-2875, Cl HB
4.000%, 10/15/19	45	49
FHLMC CMO, Ser 2005-2945, Cl SA
11.665%, 03/15/20 (A)	140	164
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	245	268
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	167	181
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	71	79
FHLMC CMO, Ser 2007-3347, Cl PO, PO
0.000%, 07/15/37	206	206
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.743%, 11/15/37 (A)	537	57

SEI Institutional Managed Trust / Annual Report / September 30, 2010	87

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.793%, 05/15/38 (A)	$615	$77
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	620	669
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	229	253
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	358	379
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	272	253
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,470	2,637
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	985	1,091
FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	528	574
FHLMC CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	413	435
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	263	274
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	541	576
FHLMC CMO, Ser 239, Cl S30, IO
7.443%, 08/15/36 (A)	1,242	183
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	593	670
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	468	517
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	348	342
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	328
FHLMC CMO, Ser 2631, Cl SA
14.209%, 06/15/33 (A)	317	371
FHLMC CMO, Ser 2691, Cl SE
9.065%, 12/15/28 (A)	173	190
FHLMC CMO, Ser 2695, Cl SX
15.665%, 10/15/33 (A)	85	99
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	115	106
FHLMC CMO, Ser 2698, Cl SV
8.475%, 11/15/33 (A)	159	164
FHLMC CMO, Ser 2725, Cl SC
8.544%, 11/15/33 (A)	81	85
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	150	153
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	131	111
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	43	43
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	$72	$70
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	144	140
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	123	127
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	2,510	2,712
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	207	196
FHLMC CMO, Ser 2990, Cl LK
0.720%, 10/15/34 (A)	494	494
FHLMC CMO, Ser 3001, Cl HP
20.601%, 05/15/35 (A)	129	178
FHLMC CMO, Ser 3006, Cl QS
19.171%, 07/15/35 (A)	354	473
FHLMC CMO, Ser 3012, Cl GK
23.176%, 06/15/35 (A)	134	217
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	286	316
FHLMC CMO, Ser 3217, Cl CX, IO
6.240%, 09/15/36 (A)	1,051	155
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	436	383
FHLMC CMO, Ser 3262, Cl SG, IO
6.143%, 01/15/37 (A)	1,014	139
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	334
FHLMC CMO, Ser 3346, Cl FA
0.580%, 02/15/19 (A)	3,733	3,728
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	149	136
FHLMC CMO, Ser 3383, Cl SA, IO
6.100%, 11/15/37 (A)	1,095	147
FHLMC CMO, Ser 3422, Cl SE
16.576%, 02/15/38 (A)	105	131
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	415	54
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	88
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	242	223
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	3,211	3,408
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	758	808
FHLMC CMO, Ser 3632, Cl BS
16.334%, 02/15/40 (A)	100	144
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,536	1,643
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	982	121
FHLMC CMO, Ser 6960, Cl SJ
8.625%, 10/15/33 (A)	326	340

88	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	$946	$1,108
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	230	260
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	158	178
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	506	580
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	566	656
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	749	878
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	244	283
FHLMC CMO, Ser T-76, Cl 2A
4.822%, 10/25/37 (A)	371	384
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	342	376
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	737	753
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	324	367
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	512	541
FHLMC TBA
5.500%, 10/15/37	2,500	2,652
4.500%, 11/14/35 to 10/11/37	7,500	7,791
FNMA
7.500%, 10/01/37 to 04/01/39	1,560	1,745
7.000%, 04/01/32 to 01/01/39	1,745	1,966
6.500%, 05/01/27 to 10/01/38	5,026	5,524
6.000%, 03/01/19 to 08/01/37	34,561	37,826
5.500%, 01/01/19 to 10/25/40	39,824	42,925
5.000%, 01/01/20 to 02/01/39	7,118	7,536
4.500%, 04/01/25 to 06/01/35	3,991	4,205
3.500%, 07/01/25 to 11/20/40	631	657
3.000%, 10/20/40	264	273
FNMA ARM (A)
6.526%, 09/01/36	375	399
6.308%, 09/01/37	43	46
6.274%, 09/01/37	109	117
6.257%, 10/01/36	73	79
6.237%, 09/01/36	502	535
6.227%, 11/01/37	394	416
6.200%, 08/01/36	161	173
6.195%, 06/01/36	761	806
6.150%, 02/01/37	890	943
6.138%, 07/01/37	629	671
6.124%, 12/01/36	69	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.042%, 09/01/37	$54	$58
6.028%, 01/01/37	110	118
6.021%, 10/01/37	71	77
6.000%, 11/01/37	105	113
5.993%, 05/01/36	678	716
5.986%, 09/01/37	419	450
5.977%, 04/01/37	103	111
5.962%, 07/01/37 to 10/01/37	317	341
5.957%, 01/01/37	148	159
5.922%, 04/01/37	174	185
5.921%, 07/01/37	298	317
5.910%, 03/01/37	85	92
5.904%, 04/01/36	533	570
5.900%, 07/01/37	231	249
5.896%, 09/01/37	112	120
5.882%, 11/01/36	320	341
5.878%, 02/01/37	84	90
5.845%, 12/01/36	317	337
5.841%, 09/01/37	203	218
5.831%, 10/01/37	72	77
5.686%, 01/01/23	283	303
5.679%, 11/01/36	456	484
5.659%, 10/01/37	119	128
5.656%, 09/01/36	223	236
5.612%, 12/01/36	639	678
5.610%, 02/01/39	313	336
5.601%, 11/01/37	712	757
5.500%, 07/01/37	698	743
5.213%, 03/01/36	396	416
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,626	217
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	575	617
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	161	144
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	266	298
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	2,517	2,838
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	202	196
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	222	239
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	158	171
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	50	54
FNMA CMO, Ser 2003-131, Cl SK
15.506%, 01/25/34 (A)	290	356
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	3	3
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	228	219

SEI Institutional Managed Trust / Annual Report / September 30, 2010	89

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	$630	$638
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	1	1
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	245	218
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	173	166
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	139	150
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	200	198
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	49	55
FNMA CMO, Ser 2004-89, Cl SM
16.932%, 09/25/24 (A)	568	854
FNMA CMO, Ser 2005-106, Cl US
23.294%, 11/25/35 (A)	1,013	1,496
FNMA CMO, Ser 2005-38, Cl DP
5.000%, 06/25/19	1,000	1,064
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	129	145
FNMA CMO, Ser 2005-68, Cl BA
5.250%, 11/25/33	331	341
FNMA CMO, Ser 2005-72, Cl SB
16.007%, 08/25/35 (A)	336	417
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	72	69
FNMA CMO, Ser 2005-90, Cl ES
16.007%, 10/25/35 (A)	247	309
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	794	798
FNMA CMO, Ser 2006-117, Cl GS, IO
6.394%, 12/25/36 (A)	429	39
FNMA CMO, Ser 2006-118, Cl A2
0.407%, 12/25/36 (A)	311	306
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	162	141
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	198	178
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	350	376
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	57	56
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	171	162
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	527	616
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	690	724
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	131	145
FNMA CMO, Ser 2007-100, Cl SM, IO
6.103%, 10/25/37 (A)	808	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-101, Cl A2
0.506%, 06/27/36 (A)	$282	$281
FNMA CMO, Ser 2007-112, Cl SA, IO
6.103%, 12/25/37 (A)	630	86
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	341	382
FNMA CMO, Ser 2007-114, Cl A6
0.547%, 10/27/37 (A)	500	499
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,118
FNMA CMO, Ser 2007-116, Cl HI, IO
6.209%, 01/25/38 (A)	485	32
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	113	116
FNMA CMO, Ser 2007-29, Cl SG
21.509%, 04/25/37 (A)	97	135
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,419	1,522
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	4	4
FNMA CMO, Ser 2007-54, Cl FA
0.747%, 06/25/37 (A)	542	543
FNMA CMO, Ser 2007-65, Cl KI, IO
6.273%, 07/25/37 (A)	854	75
FNMA CMO, Ser 2007-72, Cl EK, IO
6.144%, 07/25/37 (A)	727	79
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	354	344
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	542	582
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,126
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,070
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	1,203	13
FNMA CMO, Ser 2008-4, Cl SD, IO
5.653%, 02/25/38 (A)	1,215	143
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	288
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	566	600
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	651	706
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	613	100
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	261	284
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	841	901
FNMA CMO, Ser 2009-84, Cl WS, IO
5.553%, 10/25/39 (A)	568	46
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	2,979	2,600

90	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	$341	$366
FNMA CMO, Ser 2009-99, Cl SC, IO
5.833%, 12/25/39 (A)	647	58
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	457	498
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	680	719
FNMA CMO, Ser 2010-1, Cl WA
6.130%, 02/25/40 (A)	226	249
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	517	547
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	231	253
FNMA CMO, Ser 2010-23, Cl KS, IO
6.753%, 02/25/40 (A)	905	124
FNMA CMO, Ser 2010-35, Cl SB, IO
6.164%, 04/25/40 (A)	821	78
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	219	195
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	478	517
FNMA CMO, Ser 2010-68, Cl SA, IO
4.650%, 07/25/40 (A)	1,486	162
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	249
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,133
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/41	800	929
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	497	566
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/31	610	688
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	507	589
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	482	560
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.757%, 06/25/42 (A)	601	97
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42 (A)	314	370
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/43	389	410
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	424	492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	$652	$757
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	830	964
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.563%, 03/25/45 (A)	391	390
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	412	493
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.567%, 02/25/36 (A)	422	418
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.607%, 11/25/46 (A)	648	646
FNMA TBA
5.000%, 10/01/38	500	526
4.500%, 11/15/34 to 10/01/39	2,650	2,701
3.500%, 10/25/25 to 11/25/25	13,215	13,625
GNMA
7.500%, 10/15/37	495	550
7.000%, 09/15/31	129	147
6.500%, 12/15/32 to 12/15/35	2,095	2,342
4.500%, 11/15/39	3,785	3,990
3.000%, 11/20/40 to 01/20/41	325	334
GNMA ARM (A)
4.000%, 07/20/40	528	558
3.500%, 02/20/34	676	704
3.000%, 08/20/40	497	514
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	659	771
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	882	965
GNMA CMO, Ser 2003-97, Cl SA, IO
6.200%, 11/16/33 (A)	727	128
GNMA CMO, Ser 2004-11, Cl SX
16.490%, 02/20/34 (A)	37	47
GNMA CMO, Ser 2004-28, Cl SV
8.652%, 04/20/34 (A)	464	497
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	141	134
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	235	251
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	87	81
GNMA CMO, Ser 2004-87, Cl SB
7.270%, 03/17/33 (A)	378	394
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	454
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	132	117

SEI Institutional Managed Trust / Annual Report / September 30, 2010	91

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	$194	$212
GNMA CMO, Ser 2007-17, Cl AF
0.550%, 04/16/37 (A)	612	610
GNMA CMO, Ser 2007-26, Cl SW, IO
5.853%, 05/20/37 (A)	1,148	118
GNMA CMO, Ser 2007-27, Cl SD, IO
5.852%, 05/20/37 (A)	633	63
GNMA CMO, Ser 2007-72, Cl US, IO
6.203%, 11/20/37 (A)	431	47
GNMA CMO, Ser 2007-78, Cl SA, IO
6.273%, 12/16/37 (A)	3,688	514
GNMA CMO, Ser 2007-82, Cl SA, IO
6.182%, 12/20/37 (A)	578	66
GNMA CMO, Ser 2007-9, Cl CI, IO
5.852%, 03/20/37 (A)	887	87
GNMA CMO, Ser 2008-10, Cl S, IO
5.483%, 02/20/38 (A)	894	72
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	196	179
GNMA CMO, Ser 2008-33, Cl XS, IO
7.350%, 04/16/38 (A)	429	46
GNMA CMO, Ser 2008-55, Cl SA, IO
5.852%, 06/20/38 (A)	1,025	98
GNMA CMO, Ser 2009-106, Cl AS, IO
6.050%, 11/16/39 (A)	921	75
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	582	76
GNMA CMO, Ser 2009-24, Cl DS, IO
5.952%, 03/20/39 (A)	1,599	147
GNMA CMO, Ser 2009-25, Cl SE, IO
7.252%, 09/20/38 (A)	729	89
GNMA CMO, Ser 2009-43, Cl SA, IO
5.603%, 06/20/39 (A)	864	82
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,829	2,081
GNMA CMO, Ser 2009-6, Cl SH, IO
5.693%, 02/20/39 (A)	717	70
GNMA CMO, Ser 2009-65, Cl TS, IO
6.053%, 12/20/38 (A)	1,422	132
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	356	40
GNMA CMO, Ser 2009-67, Cl SA, IO
5.793%, 08/16/39 (A)	606	58
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	562
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	674	622
GNMA CMO, Ser 2009-83, Cl TS, IO
5.843%, 08/20/39 (A)	1,063	110
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	103
GNMA CMO, Ser 2010-4, Cl NS, IO
6.040%, 01/16/40 (A)	8,066	1,163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA TBA
4.500%, 11/15/39 to 12/15/39	$4,000	$4,198
4.000%, 10/15/40	11,330	11,713

		355,204

Non-Agency Mortgage-Backed Obligations — 11.1%
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (D)	200	209
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (D)	325	338
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (D)	300	300
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (A) (D)	270	277
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.442%, 02/25/45 (A)	1,331	1,153
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.755%, 05/24/36 (A) (D)	339	341
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (A) (D)	1,155	1,164
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.523%, 10/28/36 (A) (D)	233	227
Asset Securitization, Ser 1996-D3, Cl A2
7.778%, 10/13/26 (A)	268	276
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	465	487
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	201	210
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	235	242
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	276	282
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	127	127
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	172	178
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	152

92	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	$100	$105
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.179%, 09/10/47 (A)	181	199
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	115
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (A)	128	128
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	1,084	1,137
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	149	154
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	276
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	364	386
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	270	296
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	215	229
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	244
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	622	663
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	158	162
Banc of America Funding, Ser 2004-C, Cl 1A1
5.052%, 12/20/34 (A)	164	169
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.897%, 05/25/18 (A)	205	198
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.797%, 08/25/18 (A)	89	87
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	144	148
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	127	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	$221	$226
BCAP Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (D)	389	393
BCAP Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (D)	172	171
BCAP Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (D)	849	841
BCAP Trust, Ser 2010-RR5, Cl 2A5
5.183%, 04/26/37 (A) (D)	400	397
BCAP Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (D)	199	200
BCAP Trust, Ser 2010-RR7, Cl 16A1
1.086%, 02/26/47 (A) (D)	96	89
BCAP Trust, Ser 2010-RR7, Cl 15A1
1.056%, 01/26/36 (A) (D)	446	411
BCAP Trust, Ser 2010-RR7, Cl 1A5
5.025%, 04/26/35 (A) (D)	250	251
BCAP Trust, Ser 2010-RR7, Cl 2A1
5.105%, 07/26/45 (A) (D)	489	494
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.130%, 05/25/34 (A)	179	184
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.530%, 08/25/35 (A)	244	234
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	66	67
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	132	139
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	69
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	55	56
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	120	132
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	159	162
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/41 (A)	371	400
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (A)	450	498
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.624%, 03/11/39 (A)	100	110

SEI Institutional Managed Trust / Annual Report / September 30, 2010	93

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	$100	$103
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.797%, 01/25/34 (A)	182	181
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	146	124
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.549%, 02/25/37 (A)	108	110
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.815%, 02/25/37 (A)	177	177
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.252%, 07/25/37 (A)	202	200
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	74	76
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	121
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.866%, 02/25/35 (A) (D)	147	147
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	680	742
Commercial Mortgage Pass Through Certificates, Ser 2001-J2a, Cl B
6.304%, 07/16/34 (D)	393	437
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	71	74
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	205	217
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	350	361
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	284	289
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	498	511
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.325%, 08/25/18 (A)	95	99
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	266	271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	$356	$366
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	151	157
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	236	249
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.846%, 03/15/39 (A)	215	228
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,500	1,560
Credit Suisse Mortgage Capital Certificates, Ser 2007-C1, Cl AAB
5.336%, 02/15/40	140	146
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (A)	206	212
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A3
5.694%, 09/15/40 (A)	284	296
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (D)	124	125
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.260%, 06/28/47 (A) (D)	442	443
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (D)	150	151
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	6	6
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	433	458
CS First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	213	220
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.030%, 10/25/33 (A)	1,323	1,235
CS First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	213	225
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A4
5.014%, 02/15/38 (A)	263	282
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	758	785

94	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	$290	$304
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	220
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.587%, 02/25/20 (A)	138	139
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (D)	440	467
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	276	286
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	137
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (D)	1,081	1,157
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	31	31
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,512	1,597
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,124
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	55
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.675%, 05/10/40 (A)	94	96
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.675%, 05/10/40 (A)	241	257
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (A)	122	134
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	194
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	187	205
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
4.067%, 10/19/33 (A)	294	292
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	230	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	$352	$338
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	330	338
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	225	232
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (D)	158	161
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,340	1,423
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	1,460	1,600
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	266	286
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	686	717
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	441	476
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.888%, 07/10/38 (A)	2,250	2,465
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,900	2,003
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (A) (D)	186	193
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	155	155
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	367	391
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.461%, 10/25/33 (A)	867	888
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	228	240
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.847%, 06/25/35 (A)	243	219
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	246	249

SEI Institutional Managed Trust / Annual Report / September 30, 2010	95

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	$50	$46
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.793%, 10/25/34 (A)	1,935	1,738
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (D)	749	785
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	179	186
JP Morgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	136
JP Morgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	48
JP Morgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	182	190
JP Morgan Chase Commercial Mortgage Securities, Ser 2004-C2, Cl A3
5.407%, 05/15/41 (A)	314	340
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	201	209
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.363%, 12/15/44 (A)	903	994
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	140	152
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/43	728	775
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	380	402
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
6.006%, 06/15/49 (A)	207	223
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
6.188%, 02/15/51 (A)	840	893

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (D)	$561	$588
JP Morgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	112	115
JP Morgan Reremic, Ser 2010-4, Cl 7A1
4.337%, 08/26/35 (A) (D)	214	214
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,063	1,087
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	97	103
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (A)	238	255
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.371%, 06/12/41 (A)	95	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	103	111
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	273	284
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	1,200	1,258
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	1,485	1,557
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	855	890
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A1
5.017%, 02/12/51	2	2
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (D)	649	740
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.918%, 08/15/32 (A)	122	121
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.280%, 07/25/34 (A)	90	92
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.609%, 09/25/34 (A)	113	117
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.900%, 08/25/34 (A)	718	710

96	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.894%, 08/25/34 (A)	$377	$350
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.132%, 07/15/44 (A)	129	139
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	122	124
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	248	263
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	78	80
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	75	82
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	146	155
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Cl A4
4.367%, 03/15/36	244	254
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	106
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	133	142
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	218
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.080%, 06/15/38 (A)	125	138
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	43
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	64	69
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl AAB
6.324%, 04/15/41 (A)	166	184
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.324%, 04/15/41 (A)	877	972
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.949%, 11/27/37 (A) (D)	137	140
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (D)	246	246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (D)	$300	$299
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
3.075%, 11/21/34 (A)	466	468
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	255	263
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	89	91
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/35 (D)	186	119
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	817	849
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	181	180
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.876%, 07/25/33 (A)	72	73
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	1,044	1,016
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (A)	420	441
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	135
Merrill Lynch Mortgage Trust, Ser 2005-KEY, Cl A4
5.236%, 11/12/35 (A)	418	452
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.500%, 01/12/44 (A)	120	114
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	52	56
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.838%, 05/12/39 (A)	150	164
Merrill Lynch, Ser 2007-7, Cl A4
5.810%, 06/12/50 (A)	810	826
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,654	1,713
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.684%, 04/25/29 (A)	111	102

SEI Institutional Managed Trust / Annual Report / September 30, 2010	97

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2003-IQ6, Cl A
4.970%, 12/15/41	$266	$287
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	190	205
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	129	139
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	427	445
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (A)	156	170
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	120	126
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	215	232
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	786	853
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.185%, 11/14/42 (A)	59	63
Morgan Stanley Capital I, Ser 2005-HQ7, Cl A4
5.376%, 11/14/42 (A)	416	459
Morgan Stanley Capital I, Ser 2005-IQ9, Cl A5
4.700%, 07/15/56	264	281
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	35	35
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	300	326
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	139	143
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	846	896
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.802%, 06/11/42 (A) (E)	100	111
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl B
6.550%, 07/15/33	159	165
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	$306	$327
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	115
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.319%, 03/15/30 (A)	406	456
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	132	134
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	71	55
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	152	158
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	144	148
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (D)	334	340
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	210	217
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	241	245
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	282	242
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	880	876
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	185	186
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	169	171
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.897%, 12/25/34 (A)	1,011	965
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (A)	53	53
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	45	46
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.690%, 09/25/33 (A)	238	237

98	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	$182	$185
Station Place Securitization Trust, Ser 2009-1, Cl A
1.847%, 01/25/40 (A) (D)	250	251
Structured Asset Securities, Ser 2003-16, Cl A3
0.847%, 06/25/33 (A)	234	214
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.679%, 07/25/33 (A)	376	371
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.147%, 11/25/33 (A)	158	160
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	283	284
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.998%, 12/25/33 (A)	172	179
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	400	411
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.071%, 08/15/39 (A)	1,000	1,118
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	477	498
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	1,034	1,209
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	88	93
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	31	31
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	143	147
WaMu Mortgage Pass Through Certificates, Ser 2003-AR10, Cl A7
2.825%, 10/25/33 (A)	320	310
WaMu Mortgage Pass Through Certificates, Ser 2003-AR7, Cl A7
2.831%, 08/25/33 (A)	191	186
WaMu Mortgage Pass Through Certificates, Ser 2003-AR8, Cl A
2.834%, 08/25/33 (A)	84	85
WaMu Mortgage Pass Through Certificates, Ser 2003-AR9, Cl 1A6
2.829%, 09/25/33 (A)	296	287

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	$181	$188
WaMu Mortgage Pass Through Certificates, Ser 2003-S4, Cl 2A10
16.508%, 06/25/33 (A)	80	80
WaMu Mortgage Pass Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	718	712
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A1
2.712%, 06/25/34 (A)	132	127
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (A)	198	197
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	277	288
WaMu Mortgage Pass Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	699	720
WaMu Mortgage Pass Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	225	234
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	477	495
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.292%, 02/25/33 (A)	176	178
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.438%, 10/25/33 (A)	170	174
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.472%, 11/25/33 (A)	269	267
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	107	108
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.858%, 05/25/34 (A)	250	253
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.050%, 12/25/34 (A)	327	323
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.596%, 12/25/34 (A)	154	151
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.050%, 12/25/34 (A)	327	319
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
3.322%, 07/25/34 (A)	286	285

SEI Institutional Managed Trust / Annual Report / September 30, 2010	99

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
3.060%, 09/25/34 (A)	$160	$159
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
3.143%, 10/25/34 (A)	341	343
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
3.143%, 10/25/34 (A)	171	169
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.098%, 06/25/35 (A)	286	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.534%, 06/25/34 (A)	637	628

		97,242

Total Mortgage-Backed Securities (Cost $438,339) ($ Thousands)		452,446

CORPORATE OBLIGATIONS — 24.8%

Consumer Discretionary — 1.3%
British Sky Broadcasting Group
9.500%, 11/15/18 (D)	298	407
CBS
7.875%, 07/30/30	50	60
5.750%, 04/15/20	25	28
Comcast
6.500%, 01/15/17	725	862
6.400%, 03/01/40	250	278
5.850%, 11/15/15 (E)	465	539
5.150%, 03/01/20	125	137
Comcast Cable Communications
8.375%, 03/15/13	592	687
Comcast Cable Holdings
10.125%, 04/15/22	45	65
COX Communications
5.450%, 12/15/14	70	79
Cox Enterprises
7.375%, 07/15/27 (D)	50	59
Daimler Finance LLC
7.300%, 01/15/12	170	183
6.500%, 11/15/13	80	92
DIRECTV Holdings
6.000%, 08/15/40	779	805
4.600%, 02/15/21	100	103
Grupo Televisa
6.625%, 01/15/40 (E)	124	141
Historic TW
9.150%, 02/01/23	200	273
Lowe’s MTN
7.110%, 05/15/37	110	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mattel
6.200%, 10/01/40	$260	$264
4.350%, 10/01/20 (E)	170	172
NBC Universal
5.950%, 04/01/41 (D)	396	407
4.375%, 04/01/21 (D)	346	350
2.875%, 04/01/16 (D)	417	417
Newell Rubbermaid
4.700%, 08/15/20	47	49
News America
7.300%, 04/30/28	100	116
7.250%, 05/18/18	50	62
6.150%, 03/01/37	445	479
Omnicom Group
4.450%, 08/15/20	309	318
Staples
9.750%, 01/15/14	80	99
TCI Communications
8.750%, 08/01/15	210	264
7.125%, 02/15/28	200	229
Thomson Reuters
5.950%, 07/15/13 (E)	213	239
4.700%, 10/15/19	75	83
Time Warner
7.625%, 04/15/31	620	769
6.100%, 07/15/40	159	171
Time Warner Cable
8.250%, 04/01/19 (E)	200	258
7.300%, 07/01/38 (E)	110	135
6.750%, 07/01/18	800	954
Viacom
6.250%, 04/30/16	100	117

		10,895

Consumer Staples — 1.0%
Altria Group
10.200%, 02/06/39	135	199
9.700%, 11/10/18 (E)	315	427
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D) (E)	1,095	1,421
7.200%, 01/15/14 (D)	120	140
5.375%, 11/15/14 (D)	220	247
4.125%, 01/15/15	590	635
Bunge Finance
8.500%, 06/15/19 (E)	120	145
CVS Caremark
6.125%, 09/15/39	40	44
Diageo Capital
4.828%, 07/15/20	90	101
Diageo Finance BV
5.500%, 04/01/13	90	99
Dr Pepper Snapple Group
6.820%, 05/01/18	380	470

100	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Mills
5.250%, 08/15/13	$90	$100
Kraft Foods
6.500%, 02/09/40 (E)	960	1,124
6.125%, 08/23/18	225	266
5.375%, 02/10/20	546	610
Kroger
7.500%, 04/01/31	30	39
5.400%, 07/15/40	14	15
PepsiCo
7.900%, 11/01/18	50	67
5.500%, 01/15/40 (E)	234	268
SABMiller
5.500%, 08/15/13 (D)	90	99
Wal-Mart Stores
5.625%, 04/01/40	240	272
5.250%, 09/01/35	195	209
4.875%, 07/08/40	435	444
WM Wrigley Jr
3.700%, 06/30/14 (D)	260	269
Woolworths
4.000%, 09/22/20 (D)	510	520
2.550%, 09/22/15 (D)	365	369

		8,599

Energy — 2.1%
Anadarko Petroleum
7.625%, 03/15/14 (E)	180	204
Apache
5.100%, 09/01/40	240	241
BP Capital Markets
3.875%, 03/10/15 (E)	185	193
Cenovus Energy
6.750%, 11/15/39	480	580
5.700%, 10/15/19	55	64
CenterPoint Energy Resources
7.875%, 04/01/13	25	29
5.950%, 01/15/14	70	78
ConocoPhillips
6.000%, 01/15/20 (E)	100	123
5.900%, 05/15/38	415	482
Encana
6.500%, 05/15/19 (E)	150	184
6.500%, 02/01/38	675	787
Energy Transfer Partners
9.000%, 04/15/19	225	288
ENI
5.700%, 10/01/40 (D)	300	307
4.150%, 10/01/20 (D)	600	608
Halliburton
6.150%, 09/15/19	80	95
Hess
5.600%, 02/15/41 (E)	173	181
Husky Energy
5.900%, 06/15/14	293	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
6.550%, 09/15/40	$133	$146
Marathon Oil
7.500%, 02/15/19 (E)	100	128
Motiva Enterprises
6.850%, 01/15/40 (D)	400	480
Noble Holding International
6.200%, 08/01/40	255	282
Petrobras International Finance - Pifco
6.875%, 01/20/40	251	287
Petro-Canada
6.800%, 05/15/38	595	705
6.050%, 05/15/18	115	134
Petroleos Mexicanos MTN
5.500%, 01/21/21 (D)	80	85
Plains All American Pipeline
3.950%, 09/15/15	323	339
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (D)	250	274
Rockies Express Pipeline
3.900%, 04/15/15 (D)	695	695
Shell International Finance BV
4.300%, 09/22/19	300	329
3.100%, 06/28/15 (E)	636	670
Southern Union
8.250%, 11/15/29	875	1,016
Spectra Energy Capital
8.000%, 10/01/19	200	253
Statoil
3.125%, 08/17/17	205	213
Suncor Energy
6.500%, 06/15/38 (E)	380	436
Talisman Energy
7.750%, 06/01/19	100	128
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,190
Tosco
7.800%, 01/01/27	65	84
Total Capital
3.000%, 06/24/15	370	388
TransCanada Pipelines
6.500%, 08/15/18	175	214
TransCanada PipeLines
7.125%, 01/15/19	50	63
3.800%, 10/01/20	470	480
Transocean
6.500%, 11/15/20	120	131
4.950%, 11/15/15	785	816
Union Pacific Resources Group
7.150%, 05/15/28	52	53
Valero Energy
9.375%, 03/15/19	404	516
6.625%, 06/15/37	935	939

SEI Institutional Managed Trust / Annual Report / September 30, 2010	101

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
7.875%, 09/01/21	$1,022	$1,241
7.750%, 06/15/31	550	628
XTO Energy
6.250%, 08/01/17	100	124
4.625%, 06/15/13	30	33

		18,270

Financials — 14.7%
ACE INA Holdings
5.600%, 05/15/15	100	113
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	1,020	1,084
AEP Texas Central Transition Funding
5.090%, 07/01/15	1,300	1,474
4.980%, 07/01/13	332	351
Aflac
6.450%, 08/15/40	25	26
Allstate
5.000%, 08/15/14	70	78
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	674
American Express
7.250%, 05/20/14	105	123
7.000%, 03/19/18 (E)	170	205
American Express Credit MTN
7.300%, 08/20/13	680	781
2.750%, 09/15/15 (E)	580	584
American Honda Finance MTN
3.875%, 09/21/20 (D)	495	501
ANZ National Int’l
2.375%, 12/21/12 (D)	100	101
AON
6.250%, 09/30/40	19	20
3.500%, 09/30/15	11	11
Associates Corp of North America
6.950%, 11/01/18	200	221
Australia & New Zealand Banking Group
3.700%, 01/13/15 (D)	530	558
AvalonBay Communities MTN
5.700%, 03/15/17‡	1,300	1,463
Bank of America
7.375%, 05/15/14	1,160	1,333
6.500%, 08/01/16	1,325	1,490
6.100%, 06/15/17	1,875	2,004
6.000%, 09/01/17 (E)	375	406
5.750%, 12/01/17	110	118
5.650%, 05/01/18	1,370	1,452
5.625%, 07/01/20	570	602
5.420%, 03/15/17	100	102
4.500%, 04/01/15	150	157
3.700%, 09/01/15 (E)	405	409

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
4.600%, 01/15/20	$40	$44
2.950%, 06/18/15 (E)	125	131
Bank of Nova Scotia
3.400%, 01/22/15	94	100
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D) (E)	100	108
Barclays Bank
5.200%, 07/10/14	150	166
5.125%, 01/08/20 (E)	515	557
5.000%, 09/22/16 (E)	1,450	1,587
2.500%, 01/23/13 (E)	150	153
BB&T
4.900%, 06/30/17	200	212
3.950%, 04/29/16 (E)	160	169
3.850%, 07/27/12	150	157
3.375%, 09/25/13	195	205
Bear Stearns
7.250%, 02/01/18	1,500	1,827
Berkshire Hathaway Finance
5.400%, 05/15/18 (E)	110	126
BlackRock
6.250%, 09/15/17	145	173
Blackstone Holdings Finance
5.875%, 03/15/21 (D)	295	299
BPCE
2.375%, 10/04/13 (D)	493	493
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (D)	250	260
Capital One Bank USA
8.800%, 07/15/19	325	415
Capital One Financial
7.375%, 05/23/14	225	263
6.750%, 09/15/17	70	84
Caterpillar Financial Services MTN
7.150%, 02/15/19 (E)	110	142
5.850%, 09/01/17	140	165
CDP Financial
3.000%, 11/25/14 (D)	900	935
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.844%, 02/01/27 (A)	560	426
Cie de Financement Foncier
2.500%, 09/16/15 (D)	400	402
2.125%, 04/22/13 (D)	300	305
Citigroup
8.500%, 05/22/19	364	450
8.125%, 07/15/39	2,361	2,982
6.500%, 08/19/13	250	276
6.375%, 08/12/14 (E)	710	788
6.125%, 05/15/18	115	126
6.010%, 01/15/15	325	357
6.000%, 08/15/17 (E)	620	670

102	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 02/22/33	$710	$680
5.375%, 08/09/20 (E)	535	554
5.300%, 01/07/16	775	826
4.750%, 05/19/15 (E)	305	321
1.150%, 12/09/11 (A)	885	894
1.047%, 08/25/36 (A)	1,500	954
Citigroup Funding
1.875%, 10/22/12 (E)	915	938
City National Capital Trust I
9.625%, 02/01/40	1,300	1,350
CME Group
5.750%, 02/15/14	46	52
CNA Financial
5.875%, 08/15/20	72	73
Comerica
3.000%, 09/16/15	35	35
CommonWealth REIT
6.650%, 01/15/18‡	60	65
6.250%, 08/15/16‡	100	107
Credit Suisse New York
6.000%, 02/15/18	370	409
Credit Suisse NY MTN
5.300%, 08/13/19	250	277
Credit Suisse USA
5.125%, 08/15/15 (E)	170	191
Deutsche Bank MTN
4.875%, 05/20/13	750	815
3.875%, 08/18/14 (E)	100	107
2.375%, 01/11/13 (E)	1,355	1,386
Dexia Credit Local
2.750%, 04/29/14 (D)	1,795	1,845
Discover Financial Services
6.450%, 06/12/17	250	269
ERP Operating
5.750%, 06/15/17‡	125	141
5.125%, 03/15/16‡	830	909
Export-Import Bank of Korea
5.500%, 10/17/12	233	249
Farmers Exchange Capital
7.200%, 07/15/48 (D)	1,721	1,648
7.050%, 07/15/28 (D)	480	474
FIH Erhvervsbank
2.000%, 06/12/13 (D)	640	655
General Electric Capital MTN
6.750%, 03/15/32	1,665	1,851
6.000%, 08/07/19	645	726
5.900%, 05/13/14	850	963
5.875%, 01/14/38	1,950	1,980
5.625%, 09/15/17	700	783
5.500%, 01/08/20 (E)	180	197
5.400%, 02/15/17	200	220
2.625%, 12/28/12	1,460	1,522
2.000%, 09/28/12	2,955	3,036
1.384%, 05/22/13 (A)	760	758
0.414%, 04/10/12 (A)	500	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
7.500%, 02/15/19	$700	$833
6.750%, 10/01/37 (E)	305	317
6.250%, 09/01/17	650	730
6.150%, 04/01/18	780	865
6.000%, 05/01/14	2,800	3,124
6.000%, 06/15/20 (E)	835	918
5.375%, 03/15/20	950	1,001
5.250%, 10/15/13 (E)	140	152
3.700%, 08/01/15 (E)	381	390
1.151%, 12/05/11 (A)	2,030	2,049
Guardian Life Insurance of America
7.375%, 09/30/39 (D)	1,250	1,483
Hartford Financial Services Group
5.500%, 03/30/20 (E)	450	458
HCP MTN
6.700%, 01/30/18‡	1,119	1,231
6.300%, 09/15/16‡	430	467
6.000%, 01/30/17‡	89	95
5.950%, 09/15/11‡	1,155	1,201
5.650%, 12/15/13‡(E)	401	431
Health Care REIT
6.125%, 04/15/20‡	1,775	1,900
Healthcare Realty Trust
6.500%, 01/17/17‡	1,400	1,516
HSBC Bank
4.125%, 08/12/20 (D)	100	102
HSBC Bank USA
4.875%, 08/24/20 (E)	360	376
HSBC Bank USA NY
4.625%, 04/01/14	175	188
HSBC Finance
5.500%, 01/19/16	140	154
4.750%, 07/15/13	160	170
HSBC Holdings PLC
6.800%, 06/01/38	465	539
International Lease Finance MTN
5.250%, 01/10/13	100	99
Itau Unibanco Holding MTN
6.200%, 04/15/20 (D) (E)	380	396
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	200	217
Jefferies Group
6.450%, 06/08/27	160	157
6.250%, 01/15/36	120	110
John Deere Capital MTN
5.750%, 09/10/18	100	118
JP Morgan Chase Capital XIII
1.239%, 09/30/34 (A)	500	377
JPMorgan Chase
4.950%, 03/25/20	130	139
3.700%, 01/20/15	110	116

SEI Institutional Managed Trust / Annual Report / September 30, 2010	103

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Bank
6.000%, 10/01/17 (E)	$2,634	$2,990
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,605
JPMorgan Chase Capital XXV
6.800%, 10/01/37	416	424
KeyBank
5.800%, 07/01/14 (E)	250	273
Kilroy Realty
6.625%, 06/01/20‡(D)	195	198
Korea Development Bank
4.375%, 08/10/15 (E)	350	371
3.250%, 03/09/16 (E)	534	535
Lazard Group
7.125%, 05/15/15	438	478
6.850%, 06/15/17	599	641
Liberty Mutual Group
7.500%, 08/15/36 (D)	242	246
Lloyds TSB Bank MTN
6.500%, 09/14/20 (D)	285	288
M&T Bank
5.375%, 05/24/12	80	85
Macquarie Group
7.300%, 08/01/14	1,475	1,668
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (D)	890	1,216
MassMutual Global Funding II
2.875%, 04/21/14 (D)	100	105
Merrill Lynch
6.875%, 04/25/18	100	112
6.400%, 08/28/17	150	164
6.150%, 04/25/13	140	153
6.050%, 05/16/16	920	979
MetLife
6.750%, 06/01/16	390	466
6.400%, 12/15/36	695	650
Metropolitan Life Global Funding I
5.125%, 06/10/14 (D)	100	111
2.875%, 09/17/12 (D)	200	206
2.500%, 01/11/13 (D)	110	113
2.500%, 09/29/15 (D)	520	521
Monumental Global Funding
5.500%, 04/22/13 (D)	65	70
Morgan Stanley
7.300%, 05/13/19	100	115
6.625%, 04/01/18	1,770	1,962
6.250%, 08/28/17 (E)	200	219
5.950%, 12/28/17 (E)	297	319
5.750%, 08/31/12 (E)	180	193
5.625%, 09/23/19	285	297
5.550%, 04/27/17	985	1,044
5.500%, 01/26/20	700	720
5.500%, 07/24/20	260	268
5.450%, 01/09/17	470	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 04/01/14 (E)	$620	$648
4.200%, 11/20/14	156	162
0.889%, 06/20/12 (A)	2,385	2,404
0.554%, 01/18/11 (A) (E)	325	325
National Australia Bank
3.750%, 03/02/15 (D)	120	127
2.500%, 01/08/13 (D)	150	153
National City
6.875%, 05/15/19	50	59
4.900%, 01/15/15	200	221
National City Bank
0.908%, 06/07/17 (A)	1,300	1,167
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	86
2.625%, 09/16/12	25	26
New York Life Global Funding
4.650%, 05/09/13 (D)	150	162
3.000%, 05/04/15 (D)	720	751
NIBC Bank MTN
2.800%, 12/02/14 (D)	615	642
Nomura Holdings
6.700%, 03/04/20 (E)	115	131
5.000%, 03/04/15	40	43
Nordea Bank
3.700%, 11/13/14 (D)	630	666
Northern Trust
5.500%, 08/15/13	200	225
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (D)	350	407
Pacific Life Global Funding MTN
5.150%, 04/15/13 (D)	100	108
5.000%, 05/15/17 (D)	50	53
Pipeline Funding
7.500%, 01/15/30 (D)	1,500	1,588
PNC Funding
5.125%, 02/08/20	90	97
Power Receivables Financial
6.290%, 01/01/12 (D)	105	105
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	134
5.300%, 04/24/13 (E)	125	135
5.100%, 04/15/14	225	245
Prudential Holdings
8.695%, 12/18/23 (D)	1,200	1,521
1.414%, 12/18/17 (A) (D)	750	648
Qatari Diar Finance QSC
5.000%, 07/21/20 (D)	550	577
Rabobank Nederland MTN
3.200%, 03/11/15 (D)	200	209
Simon Property Group
10.350%, 04/01/19‡	130	182
6.750%, 05/15/14‡	50	58
5.650%, 02/01/20‡	38	42

104	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stadshypotek
1.450%, 09/30/13 (D)	$349	$350
Svensk Exportkredit
3.250%, 09/16/14	652	695
Tanger Properties
6.125%, 06/01/20‡	215	235
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	315	388
Toronto-Dominion Bank
2.200%, 07/29/15 (D) (E)	100	101
Toyota Motor Credit MTN
3.200%, 06/17/15	87	92
Travelers Property Casualty
7.750%, 04/15/26	100	128
UBS MTN
5.875%, 12/20/17 (E)	120	136
US Bancorp MTN
2.875%, 11/20/14	138	144
2.000%, 06/14/13	75	77
Wachovia
5.750%, 06/15/17 (E)	485	554
Wachovia Bank
6.600%, 01/15/38	380	431
6.000%, 11/15/17	875	1,000
0.867%, 03/15/16 (A)	400	367
WEA Finance
7.500%, 06/02/14 (D)	1,361	1,584
7.125%, 04/15/18 (D) (E)	200	235
6.750%, 09/02/19 (D)	70	83
Wells Fargo MTN
5.625%, 12/11/17 (E)	180	205
3.750%, 10/01/14	390	413
Westfield Group
5.400%, 10/01/12 (D)	319	340
Westpac Banking
4.875%, 11/19/19 (E)	550	590
3.000%, 08/04/15	739	755
2.250%, 11/19/12 (E)	880	897
WR Berkley
5.375%, 09/15/20	185	189
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (D)	1,750	1,642

		129,232

Government — 0.4%
Chile Government International Bond
3.875%, 08/05/20	595	617
Kommunalbanken
1.750%, 10/05/15 (D)	502	501
Mexico Government International Bond MTN
6.375%, 01/16/13	200	223
Poland Government International Bond
3.875%, 07/16/15	265	276

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Ontario Canada
4.400%, 04/14/20	$100	$110
2.950%, 02/05/15	240	254
Province of Quebec Canada
6.350%, 01/30/26	70	95
3.500%, 07/29/20	191	196
Qatar Govt International Bond
4.000%, 01/20/15 (D)	885	934
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (D)	300	302

		3,508

Health Care — 0.4%
Allergan
3.375%, 09/15/20	575	575
Amgen
5.750%, 03/15/40	192	218
4.500%, 03/15/20	22	24
3.450%, 10/01/20	585	589
Bristol-Myers Squibb
5.450%, 05/01/18	245	291
CareFusion
4.125%, 08/01/12 (E)	205	215
Coventry Health Care
5.950%, 03/15/17 (E)	391	391
Hospira
5.600%, 09/15/40	175	181
5.550%, 03/30/12	100	107
Life Technologies
6.000%, 03/01/20	166	188
4.400%, 03/01/15	233	249
Medco Health Solutions
2.750%, 09/15/15	35	36
Pfizer
5.350%, 03/15/15	120	139
Pharmacia
6.500%, 12/01/18	120	150
UnitedHealth Group
6.875%, 02/15/38	150	179
WellPoint
6.375%, 06/15/37 (E)	244	272

		3,804

Industrials — 0.8%
BAE Systems Holdings
5.200%, 08/15/15 (D)	90	99
Browning-Ferris Industries
9.250%, 05/01/21	45	57
Burlington Northern Santa Fe
7.290%, 06/01/36	90	116
5.750%, 03/15/18	950	1,102
5.750%, 05/01/40	456	503
4.700%, 10/01/19	75	82

SEI Institutional Managed Trust / Annual Report / September 30, 2010	105

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian National Railway
5.850%, 11/15/17	$50	$59
Cargill
7.350%, 03/06/19 (D)	250	317
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	373	403
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/19	500	545
CSX
6.250%, 03/15/18 (E)	155	184
Delta Air Lines 2010-1 Class A Pass Through Trust
6.200%, 07/02/18 (E)	1,400	1,456
Hutchison Whampoa International 09
4.625%, 09/11/15 (D)	820	877
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.912%, 12/15/13 (A)	597	543
Lockheed Martin
5.720%, 06/01/40 (D)	82	94
Ryder System MTN
3.600%, 03/01/16	35	36
Tyco International Finance
8.500%, 01/15/19	50	66
Union Pacific
7.000%, 02/01/16	150	183
United Parcel Service of America
8.375%, 04/01/20	50	71
United Technologies
8.875%, 11/15/19	110	156
Waste Management
4.750%, 06/30/20	93	100

		7,049

Information Technology — 0.5%
Adobe Systems
4.750%, 02/01/20	175	188
Arrow Electronics
6.875%, 07/01/13	25	28
6.875%, 06/01/18	95	109
6.000%, 04/01/20	45	48
Cisco Systems
5.900%, 02/15/39 (E)	330	381
5.500%, 01/15/40	423	465
4.450%, 01/15/20	575	632
Dell
5.650%, 04/15/18	90	104
Hewlett-Packard
2.125%, 09/13/15 (E)	715	721
HP Enterprise Services
7.450%, 10/15/29	125	167

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
8.000%, 10/15/38	$100	$147
Intuit
5.750%, 03/15/17	75	85
Microsoft
4.500%, 10/01/40	14	14
1.625%, 09/25/15	90	90
Oracle
5.375%, 07/15/40 (D) (E)	514	553
5.000%, 07/08/19	200	230
Xerox
8.250%, 05/15/14	90	108

		4,070

Materials — 0.4%
BHP Billiton Finance USA
6.500%, 04/01/19 (E)	125	153
Dow Chemical
8.550%, 05/15/19 (E)	734	927
5.900%, 02/15/15	320	357
4.850%, 08/15/12 (E)	745	788
EI du Pont de Nemours
4.900%, 01/15/41	25	25
1.950%, 01/15/16	40	40
PPG Industries
9.000%, 05/01/21	145	192
Praxair
5.200%, 03/15/17	70	80
4.375%, 03/31/14	75	82
Rio Tinto Finance USA
5.875%, 07/15/13	367	409
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	99
Vale Overseas
6.875%, 11/10/39	144	165
4.625%, 09/15/20	265	274

		3,591

Sovereign — 0.0%
Province of Manitoba Canada
2.125%, 04/22/13	46	48
Province of Ontario Canada
4.100%, 06/16/14	235	258
Tennessee Valley Authority
5.250%, 09/15/39	40	46

		352

Telecommunication Services — 1.2%
America Movil
6.125%, 03/30/40	100	111
5.000%, 10/16/19	355	381
American Tower
5.050%, 09/01/20 (E)	139	142

106	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
8.000%, 11/15/31	$13	$17
6.300%, 01/15/38	435	491
5.875%, 02/01/12	200	213
5.500%, 02/01/18	100	116
5.350%, 09/01/40 (D)	423	425
BellSouth Telecommunications
6.300%, 12/15/15	163	178
British Telecommunications
9.625%, 12/15/30	188	261
5.950%, 01/15/18	200	223
Cellco Partnership
8.500%, 11/15/18 (E)	310	422
7.375%, 11/15/13	240	284
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (E)	175	208
France Telecom
8.500%, 03/01/31	50	72
7.750%, 03/01/11	236	243
GTE
8.750%, 11/01/21	300	423
6.840%, 04/15/18	150	178
Qwest
7.875%, 09/01/11	1,640	1,736
7.500%, 10/01/14	339	383
Rogers Communications
6.375%, 03/01/14	619	713
5.500%, 03/15/14	89	100
Telecom Italia Capital
6.999%, 06/04/18 (E)	150	172
Telefonica Emisiones
5.984%, 06/20/11	260	270
Telefonica Emisiones SAU
6.221%, 07/03/17	145	169
5.134%, 04/27/20	251	273
2.582%, 04/26/13	695	708
Telemar Norte Leste
5.500%, 10/23/20 (D)	510	517
Verizon Communications
8.950%, 03/01/39	50	74
6.400%, 02/15/38	95	110
6.250%, 04/01/37	145	164
5.850%, 09/15/35	40	43
Verizon Global Funding
7.750%, 12/01/30	610	788
Vodafone Group
5.450%, 06/10/19	75	87

		10,695

Utilities — 2.0%
AGL Capital
5.250%, 08/15/19	50	53
4.450%, 04/15/13	120	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alabama Power
5.875%, 12/01/22	$95	$114
Appalachian Power
5.950%, 05/15/33	100	107
Aquila
11.875%, 07/01/12	1,210	1,392
Atmos Energy
4.950%, 10/15/14	75	83
Carolina Power & Light
5.300%, 01/15/19	175	203
Cleveland Electric Illuminating
7.880%, 11/01/17	170	213
Consolidated Edison of New York
5.700%, 06/15/40	38	43
Consumers Energy
6.700%, 09/15/19	100	125
Dominion Resources
8.875%, 01/15/19	875	1,190
6.400%, 06/15/18	180	220
DPL
6.875%, 09/01/11	467	492
Duke Energy
6.300%, 02/01/14	502	574
Duke Energy Carolinas
4.300%, 06/15/20	39	43
Duke Energy Indiana
3.750%, 07/15/20	52	54
Enel Finance International
6.000%, 10/07/39 (D)	730	755
5.125%, 10/07/19 (D) (E)	100	106
Exelon Generation
6.250%, 10/01/39	175	188
5.750%, 10/01/41	130	130
5.200%, 10/01/19	35	39
4.000%, 10/01/20	535	536
FirstEnergy Solutions
6.800%, 08/15/39 (E)	195	197
6.050%, 08/15/21	355	379
Georgia Power
4.750%, 09/01/40	18	18
Jersey Central Power & Light
7.350%, 02/01/19	100	124
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (D) (E)	245	245
Massachusetts Electric
5.900%, 11/15/39 (D)	55	63
MidAmerican Energy
5.300%, 03/15/18	200	230
Midamerican Energy Holdings
6.500%, 09/15/37	200	240
Nevada Power
7.125%, 03/15/19	110	137
5.375%, 09/15/40	12	12

SEI Institutional Managed Trust / Annual Report / September 30, 2010	107

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nevada Power, Ser A
8.250%, 06/01/11	$770	$805
Niagara Mohawk Power
4.881%, 08/15/19 (D)	80	88
Nisource Finance
10.750%, 03/15/16	165	218
6.125%, 03/01/22	1,400	1,585
Northern States Power
6.250%, 06/01/36	100	122
5.350%, 11/01/39	19	21
Oncor Electric Delivery
6.800%, 09/01/18	460	563
Pacific Gas & Electric
8.250%, 10/15/18	60	80
5.625%, 11/30/17	525	609
5.400%, 01/15/40	42	44
3.500%, 10/01/20	295	292
Pacificorp
6.250%, 10/15/37	225	273
5.650%, 07/15/18	175	208
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	694
Progress Energy
6.850%, 04/15/12	229	248
PSEG Power
5.500%, 12/01/15	100	113
5.320%, 09/15/16	40	45
5.125%, 04/15/20	45	50
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	31
2.700%, 05/01/15	45	47
Public Service of Oklahoma
5.150%, 12/01/19	33	36
Sempra Energy
8.900%, 11/15/13	180	216
6.000%, 10/15/39	50	57
Southern California Edison
5.500%, 03/15/40	50	57
4.500%, 09/01/40	190	186
Southwestern Public Service
8.750%, 12/01/18	90	116
Tennessee Valley Authority
4.625%, 09/15/60	60	62
Texas-New Mexico Power
9.500%, 04/01/19 (D)	1,290	1,696
Virginia Electric and Power
5.400%, 04/30/18	545	635

		17,629

Total Corporate Obligations (Cost $202,997) ($ Thousands)		217,694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 5.0%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (D)	$100	$102
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	100	101
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	89	90
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	225	226
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.970%, 01/15/13	55	55
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.660%, 03/17/14	40	41
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (D)	100	101
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (D)	105	106
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (D)	100	103
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (D)	130	131
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	25	25
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	80	81
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (D)	235	239
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	104
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	335	340

108	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	$80	$80
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	91
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	180	182
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	75
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	140	141
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	150
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	139

		3,348

Credit Cards — 0.9%
BA Credit Card Trust, Ser 2006-A14, Cl A14
0.317%, 04/15/16 (A)	347	344
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.337%, 09/15/15 (A)	243	241
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.317%, 07/15/16 (A)	666	658
Capital One Multi-Asset Execution Trust, Ser 2006-A4, Cl A4
0.297%, 12/16/13 (A)	848	847
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.317%, 01/15/16 (A)	265	263
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	915	996
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	175	198
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	220	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	$675	$695
Discover Card Master Trust, Ser 2009-A2, Cl A
1.650%, 02/17/15 (A)	1,939	1,973
Discover Card Master Trust, Ser 2010-A2, Cl A2
0.837%, 03/15/18 (A)	369	369
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	150	157
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5
0.317%, 10/15/15 (A)	901	894

		7,882

Mortgage Related Securities — 1.7%
Aegis Asset Backed Securities Trust, Ser 2003-3, Cl M1
1.393%, 01/25/34 (A)	505	444
Aegis Asset Backed Securities Trust, Ser 2004-5, Cl M1
0.993%, 12/25/34 (A)	1,248	1,173
Aegis Asset Backed Securities Trust, Ser 2004-6, Cl M1
0.883%, 03/25/35 (A)	1,277	1,245
Argent Securities, Ser 2003-W5, Cl M1
1.043%, 10/25/33 (A)	498	379
Asset Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.833%, 07/25/35 (A)	1,235	1,208
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.443%, 03/25/37 (A)	901	831
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.506%, 11/25/37 (A)	1,394	1,373
Citigroup Mortgage Loan Trust, Ser 2003-HE4, Cl A
0.753%, 12/25/33 (A) (D)	1,112	916
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	1	1
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.618%, 01/20/35 (A)	106	93
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.838%, 01/20/35 (A)	132	119

SEI Institutional Managed Trust / Annual Report / September 30, 2010	109

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.507%, 01/20/36 (A)	$388	$352
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.497%, 03/20/36 (A)	118	110
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.548%, 03/20/36 (A)	129	120
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	200	207
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.827%, 03/20/36 (A)	2,000	967
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.547%, 11/20/36 (A)	302	275
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
1.078%, 06/25/35 (A)	863	816
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.097%, 01/25/35 (A)	79	78
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.397%, 09/25/33 (A)	1,602	1,224
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.387%, 01/25/37 (A)	25	24
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.397%, 12/25/36 (A)	21	21
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.318%, 08/25/33 (A)	257	139
Residential Asset Securities, Ser 2005-EMX3, Cl AI4
0.713%, 09/25/35 (A)	823	806
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (D)	176	151
Saxon Asset Securities Trust, Ser 2004-1, Cl M1
1.051%, 03/25/35 (A)	1,975	1,620

		14,694

Other Asset-Backed Securities — 2.0%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (D)	210	210
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	882	961

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	$125	$114
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	171	170
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	40	40
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	380	385
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.803%, 10/25/35 (A)	1,074	1,042
Indymac Residential Asset Backed Trust, Ser 2007-B, Cl 2A1
0.423%, 07/25/37 (A)	304	303
JP Morgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.403%, 10/25/36 (A)	1,023	1,004
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,063	1,070
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.967%, 11/25/24 (A)	1,318	1,367
Park Place Securities, Ser 200-MHQ1, Cl M1
0.956%, 12/25/34 (A)	1,515	1,493
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (A) (D)	162	162
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	305	327
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	395	409
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	139	146
SLC Student Loan Trust, Ser 2008-1, Cl A4A
2.137%, 12/15/32 (A)	2,016	2,095
SLM Student Loan Trust, Ser 2005-10, Cl A4
0.608%, 10/25/19 (A)	657	652
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.966%, 07/25/22 (A)	245	256
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.016%, 07/25/23 (A)	834	874

110	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.643%, 11/25/35 (A)	$1,309	$1,244
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.617%, 06/25/35 (A)	100	92
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	102	97
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	187	190
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.306%, 12/25/36 (A)	1,333	1,296
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.467%, 10/25/36 (A) (D)	865	850
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.433%, 03/25/37 (A)	819	799

		17,648

Total Asset-Backed Securities (Cost $41,910) ($ Thousands)		43,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FICO
9.800%, 11/30/17	875	1,297
9.700%, 04/05/19	320	486
8.600%, 09/26/19	845	1,221
FICO STRIPS
3.208%, 12/06/17 (B)	660	551
2.863%, 05/02/16 (B)	515	461
1.847%, 02/08/13 (B)	815	797
0.000%, 09/26/19	100	77
FNMA
7.250%, 05/15/30	618	1,096
6.250%, 05/15/29	375	490
5.375%, 06/12/17	50	60
0.291%, 07/01/11 (B)	1,665	1,662
0.276%, 08/23/12 (A)	5,970	5,968
0.245%, 01/19/11 (B)	3,010	3,009
0.170%, 10/18/10 (B)	2,005	2,005
0.000%, 10/14/11	2,900	2,900

Total U.S. Government Agency Obligations (Cost $21,797) ($ Thousands)		22,080

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,484
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	305	338

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles Community College District, GO
6.750%, 08/01/49	$260	$291
North Texas Tollway Authority, RB
6.718%, 01/01/49	300	328
State of California, GO
7.300%, 10/01/39	820	868
6.650%, 03/01/22	175	195
State of Illinois, GO
7.350%, 07/01/35	750	787
5.100%, 06/01/33	60	50

Total Municipal Bonds (Cost $4,025) ($ Thousands)		4,341

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bills
0.000%, 02/10/11 (B)	212	212
U.S. Treasury Bonds
8.875%, 08/15/17 to 02/15/19	18,277	26,713
8.750%, 05/15/17 to 08/15/20	5,575	8,035
8.500%, 02/15/20	425	642
8.125%, 08/15/19	498	728
8.000%, 11/15/21	3,855	5,814
7.625%, 02/15/25	1,535	2,356
7.500%, 11/15/16 (E)	1,300	1,741
7.125%, 02/15/23	131	189
6.750%, 08/15/26	250	364
6.500%, 11/15/26	200	285
6.375%, 08/15/27	50	71
6.250%, 08/15/23	295	400
6.125%, 11/15/27	500	690
5.500%, 08/15/28	100	130
5.375%, 02/15/31	91	117
4.917%, 05/15/26 (B)	100	58
4.863%, 11/15/31 (B)	50	22
4.625%, 02/15/40	1,907	2,228
4.500%, 02/15/36	2,071	2,381
4.375%, 11/15/39 to 05/15/40	3,220	3,615
4.250%, 05/15/39	4,079	4,484
3.875%, 08/15/40	5,617	5,807
3.375%, 11/15/19	2,590	2,790
3.235%, 01/15/16 (B)	1,000	910
2.971%, 02/15/16 (B)	100	92
2.375%, 10/31/14	500	528
U.S. Treasury Bond TIPS
3.500%, 01/15/11	1,459	1,472
2.375%, 01/15/25	2,198	2,527
2.125%, 02/15/40	1,311	1,465
2.000%, 01/15/16	2,197	2,408
U.S. Treasury Note
4.875%, 08/15/16	1,220	1,448
3.500%, 05/15/20 (E)	1,454	1,578
3.250%, 12/31/16	100	109
3.125%, 10/31/16	550	597

SEI Institutional Managed Trust / Annual Report / September 30, 2010	111

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Concluded)

September 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

2.625%, 08/15/20	$5,323	$5,373
2.125%, 11/30/14	12,970	13,556
1.875%, 09/30/17	1,824	1,819
1.750%, 07/31/15	6,725	6,887
1.375%, 01/15/13	350	357
1.250%, 09/30/15	10,634	10,617
1.000%, 08/31/11 to 04/30/12	21,985	22,185
0.875%, 04/30/11	5,380	5,400
0.750%, 05/31/12 to 09/15/13	5,496	5,528
U.S. Treasury STRIPS (B)
6.292%, 05/15/24	200	127
4.978%, 11/15/27	200	107
4.968%, 08/15/27	250	136
4.850%, 05/15/28	50	26
4.801%, 11/15/24	150	93
4.780%, 08/15/25	100	60
4.754%, 02/15/27	100	56
4.591%, 05/15/36	100	36
4.587%, 02/15/24	75	48
4.555%, 05/15/29	100	50
4.462%, 08/15/20	1,350	1,021
4.446%, 08/15/24	500	313
4.388%, 02/15/32	150	65
4.320%, 11/15/20	1,050	786
4.287%, 02/15/17	3,660	3,243
4.160%, 02/15/22	100	71
4.050%, 05/15/19	875	705
4.029%, 08/15/19	1,350	1,071
3.960%, 05/15/20	200	153
3.780%, 08/15/17	500	435
3.704%, 08/15/18	400	335
3.675%, 11/15/17	1,550	1,334
3.501%, 02/15/18	725	619
3.301%, 11/15/16	200	179
2.721%, 02/15/15	100	95
2.546%, 02/15/14	1,900	1,847

Total U.S. Treasury Obligations (Cost $160,315) ($ Thousands)		167,739

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%†*	26,639,017	26,639

Total Cash Equivalent (Cost $26,639) ($ Thousands)		26,639

Description	Shares/Contracts	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P., 0.230%†* (C)	18,124,328	$18,124

Total Affiliated Partnership (Cost $18,124) ($ Thousands)		18,124

Total Investments — 108.5% (Cost $914,146) ($ Thousands)		$952,635

WRITTEN OPTIONS — 0.0%
December 2010 U.S. 10 Year Note Future Call, Expires 11/27/10, Strike Price $127.00*	(90)	$(86)
December 2010 U.S. 10 Year Note Future Put, Expires 11/29/10, Strike Price $121.00*	(20)	(2)

Total Written Options (Premiums Received $(73)) ($ Thousands)		$(88)

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(26)	Dec-2010	$(29)
U.S. 2-Year Treasury Note	(7)	Dec-2010	(2)
U.S. 5-Year Treasury Note	(14)	Dec-2010	(10)
U.S. 5-Year Treasury Note	7	Dec-2010	8
U.S. Long Treasury Bond	(60)	Dec-2010	(66)
U.S. Ultra Long Treasury Bond	3	Jan-2011	(1)

			$(100)

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at September 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	1,500	$(451)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(475)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(137)

						$(1,063)

112	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Percentages are based on a Net Assets of $877,709 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of September 30, 2010 was $18,124 ($ Thousands).

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E)	This security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total value of securities on loan at September 30, 2010 was $17,499 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LTD — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$452,446	$—	$452,446
Corporate Obligations	—	217,694	—	217,694
Asset-Backed Securities	—	43,572	—	43,572
U.S. Government Agency Obligations	—	22,080	—	22,080
Municipal Bonds	—	4,341	—	4,341
U.S. Treasury Obligations	—	167,739	—	167,739
Cash Equivalent	26,639	—	—	26,639
Affiliated Partnership	—	18,124	—	18,124

Total Investments in Securities	$26,639	$925,996	$—	$952,635

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(100)	$—	$—	$(100)
Credit Default Swaps*	—	(1,063)	—	(1,063)
Written Options	(88)	—	—	(88)

Total Other Financial Instruments	$(188)	$(1,063)	$—	$(1,251)

*	Future and Swap contracts are valued at unrealized depreciation on the instruments.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	113

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 81.5%

Consumer Discretionary — 19.5%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (A)	$150	$2
0.000%, 01/15/09 (A)	225	3
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (A)	25	—
Affinion Group
11.500%, 10/15/15	420	444
10.125%, 10/15/13	1,050	1,077
Affinion Group Holdings
11.625%, 11/15/15 (B)	520	512
Ameristar Casinos
9.250%, 06/01/14	790	843
Amscan Holdings
8.750%, 05/01/14	3,460	3,538
Applebee’s Enterprises, Ser 2007-1A
6.427%, 12/20/37 (B)	3,845	3,791
Ashtead Capital
9.000%, 08/15/16 (B)	1,665	1,723
Aventi Company (Escrow Security)
0.000%, 10/15/49 (A)	2,750	159
Avis Budget Car Rental
9.625%, 03/15/18	435	460
7.750%, 05/15/16	955	938
Beazer Homes USA
12.000%, 10/15/17	1,260	1,449
9.125%, 06/15/18	450	421
8.125%, 06/15/16	680	627
Belo
8.000%, 11/15/16	2,080	2,223
7.750%, 06/01/27	1,675	1,478
Bon-Ton Department Stores
10.250%, 03/15/14	740	729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boyd Gaming
7.750%, 12/15/12	$1,150	$1,152
7.125%, 02/01/16	735	615
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	565
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	3,920	4,185
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,895	1,980
Cablevision Systems
8.625%, 09/15/17	880	968
8.000%, 04/15/20	472	508
7.750%, 04/15/18	792	838
CCH II
13.500%, 11/30/16	1,708	2,029
CCO Holdings
8.125%, 04/30/20 (B)	953	1,010
7.875%, 04/30/18 (B)	1,890	1,961
7.250%, 10/30/17 (B)	1,110	1,125
Cedar Fair
9.125%, 08/01/18 (B)	3,165	3,323
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (B)	2,610	2,754
Charter Communications Operating
10.875%, 09/15/14 (B)	475	538
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	998	689
Chukchansi Economic Development Authority
4.024%, 11/15/12 (B) (C)	1,945	1,118
CKE Restaurants
11.375%, 07/15/18 (B)	5,175	5,304
Clear Channel Communications
10.750%, 08/01/16	575	448
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,510	2,677
Cleveland Unlimited
13.000%, 12/15/10 (B) (C)	4,304	4,261
Columbus International
11.500%, 11/20/14 (B)	1,295	1,431
Community Health Systems
8.875%, 07/15/15	1,215	1,291
Couche-Tard US
7.500%, 12/15/13	225	228
CSC Holdings
8.625%, 02/15/19	2,200	2,475
Dana (Escrow Security) (A)
7.000%, 03/01/09	350	9
7.000%, 03/01/29	850	21
6.500%, 03/15/08	100	2
6.500%, 03/15/28	200	5

114	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DCP
10.750%, 08/15/15 (B)	$2,220	$2,242
Dex One
12.000%, 01/29/17	489	384
DISH DBS
7.875%, 09/01/19	1,530	1,647
Dollar General
11.875%, 07/15/17	1,505	1,761
Eastman Kodak
9.750%, 03/01/18 (B)	1,730	1,678
7.250%, 11/15/13	1,510	1,450
Easton-Bell Sports
9.750%, 12/01/16	2,240	2,433
Echostar DBS
7.750%, 05/31/15	4,300	4,585
7.125%, 02/01/16	1,640	1,724
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,072
El Pollo Loco
11.750%, 12/01/12	2,000	2,030
Entravision Communications
8.750%, 08/01/17 (B)	855	872
Equinox Holdings
9.500%, 02/01/16 (B)	940	961
Ferrellgas
9.125%, 10/01/17	2,100	2,276
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	—
Ford Motor
7.450%, 07/16/31	1,495	1,559
6.375%, 02/01/29	1,075	994
Games Merger
11.000%, 06/01/18 (B)	4,810	5,195
Goodyear Tire & Rubber
10.500%, 05/15/16	215	244
8.750%, 08/15/20	205	219
8.250%, 08/15/20	1,345	1,416
Gray Television
10.500%, 06/29/15	1,157	1,156
Greektown Superholdings
13.000%, 07/01/15 (B)	2,250	2,422
GWR Operating Partnership LLP
10.875%, 04/01/17 (B)	840	855
Hanesbrands
8.000%, 12/15/16	3,135	3,311
Harrah’s Operating
11.250%, 06/01/17	7,090	7,764
10.000%, 12/15/18	3,633	2,902
Hertz
8.875%, 01/01/14	500	513
7.500%, 10/15/18 (B)	955	955
Hillman Group
10.875%, 06/01/18 (B)	660	696

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSN
11.250%, 08/01/16	$1,475	$1,681
Inergy
7.000%, 10/01/18 (B)	1,440	1,476
Inergy L.P.
8.750%, 03/01/15	845	912
8.250%, 03/01/16	345	362
inVentiv Health
10.000%, 08/15/18 (B)	1,090	1,083
Isle of Capri Casinos
7.000%, 03/01/14	550	498
Jarden
8.000%, 05/01/16	260	277
7.500%, 05/01/17	1,480	1,532
Lamar Media
7.875%, 04/15/18	2,172	2,281
Landry’s Restaurants
11.625%, 12/01/15 (B)	753	794
11.625%, 12/01/15	1,939	2,046
Laureate Education
11.750%, 08/15/17 (B)	1,100	1,161
10.000%, 08/15/15 (B)	525	535
Lear
8.125%, 03/15/20	758	810
7.875%, 03/15/18	855	906
Levi Strauss
7.625%, 05/15/20	885	918
Libbey Glass
10.000%, 02/15/15 (B)	870	935
Liberty Media LLC
8.250%, 02/01/30	1,970	1,901
Lions Gate Entertainment
10.250%, 11/01/16 (B)	3,890	3,948
M/I Homes
6.875%, 04/01/12	545	544
Marina District Finance
9.875%, 08/15/18 (B)	910	878
9.500%, 10/15/15 (B)	590	572
MCE Finance
10.250%, 05/15/18 (B)	930	1,035
MDC Partners
11.000%, 11/01/16 (B)	3,200	3,424
MGM Mirage
9.000%, 03/15/20 (B)	4,015	4,226
7.500%, 06/01/16	1,950	1,648
6.875%, 04/01/16	1,870	1,571
5.875%, 02/27/14	1,485	1,270
MGM Resorts International
11.375%, 03/01/18	4,920	4,686
11.125%, 11/15/17	1,990	2,266
10.375%, 05/15/14	260	289
Michaels Stores
13.000%, 11/01/11 (D)	365	351

SEI Institutional Managed Trust / Annual Report / September 30, 2010	115

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millennium (Escrow Security)
7.625%, 11/15/26 (A)	$175	$—
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	765	448
6.875%, 02/15/15	265	146
MTR Gaming Group
12.625%, 07/15/14	2,215	2,248
NCL
11.750%, 11/15/16	1,075	1,204
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,396	1,451
Nexstar Broadcasting
8.875%, 04/15/17 (B)	1,875	1,955
Nielsen Finance
11.500%, 05/01/16	265	301
7.750%, 10/15/18 (B)	3,295	3,271
Norcraft
10.500%, 12/15/15	550	575
Norcraft Holdings
9.750%, 09/01/12	821	770
OSI Restaurant Partners
10.000%, 06/15/15	3,185	3,233
Peninsula Gaming
10.750%, 08/15/17	1,535	1,621
8.375%, 08/15/15	2,100	2,184
Penn National Gaming
6.750%, 03/01/15	3,000	3,000
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,045
Pinnacle Entertainment
8.750%, 05/15/20	3,700	3,645
Quebecor Media
7.750%, 03/15/16	210	217
7.750%, 03/15/16	2,235	2,305
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (A) (E)	1,725	—
0.000%, 03/15/16 (F)	1,915	115
Quiksilver
6.875%, 04/15/15	1,610	1,526
QVC
7.500%, 10/01/19 (B)	2,755	2,879
7.375%, 10/15/20 (B)	415	430
Regal Entertainment Group
9.125%, 08/15/18	1,660	1,741
Rental Services
9.500%, 12/01/14	1,335	1,383
Reynolds Group Issuer
8.500%, 05/15/18 (B)	2,240	2,190
7.750%, 10/15/16 (B)	4,825	4,909
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	4,075
RJ Tower
12.000%, 06/01/13 (A)	172	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Roadhouse Financing
10.750%, 10/15/17 (B)	$2,245	$2,301
Royal Caribbean Cruises
7.000%, 06/15/13	400	420
RSC Equipment Rental
10.000%, 07/15/17 (B)	2,248	2,501
Salem Communications
9.625%, 12/15/16	994	1,056
Sally Holdings LLC
9.250%, 11/15/14	1,360	1,431
San Pasqual Casino
8.000%, 09/15/13 (B)	1,670	1,639
Sbarro
10.375%, 02/01/15	674	404
Sealy Mattress
8.250%, 06/15/14	2,776	2,797
Sears Holdings
6.625%, 10/15/18 (B)	825	825
Service International
7.000%, 06/15/17	775	819
6.750%, 04/01/15	245	255
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (B)	1,520	1,132
Simmons Bedding
11.250%, 07/15/15 (B)	3,260	3,500
Sinclair Television Group
9.250%, 11/01/17 (B)	725	778
8.375%, 10/15/18 (B)	1,410	1,421
Sirius XM Radio
9.750%, 09/01/15 (B)	2,105	2,318
8.750%, 04/01/15 (B)	1,750	1,859
Sitel
11.500%, 04/01/18 (B)	1,020	816
Speedway Motorsports
8.750%, 06/01/16	1,470	1,588
Stanadyne Holdings
12.000%, 02/15/15	1,575	1,299
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	750	709
Standard Pacific
10.750%, 09/15/16	1,955	2,131
8.375%, 05/15/18	377	377
Steinway Musical Instruments
7.000%, 03/01/14 (B)	1,990	1,995
Stoneridge
9.500%, 10/15/17 (B)	930	953
TL Acquisitions
10.500%, 01/15/15 (B)	1,280	1,272
Travelport LLC
11.875%, 09/01/16	4,030	4,312
4.877%, 09/01/14 (C)	856	796
TRW Automotive
7.250%, 03/15/17 (B)	745	792

116	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (B)	$4,500	$4,562
United Components
9.375%, 06/15/13	870	885
United Rentals North America
10.875%, 06/15/16	2,600	2,935
9.250%, 12/15/19	750	812
Univision Communications
9.750%, 03/15/15 (B)	2,489	2,383
UPC Holding
9.875%, 04/15/18 (B)	4,060	4,324
Vail Resorts
6.750%, 02/15/14	1,340	1,368
Videotron
9.125%, 04/15/18	800	900
6.875%, 01/15/14	900	913
Visant
10.000%, 10/01/17 (B)	1,975	2,064
WMG Acquisition
9.500%, 06/15/16	2,460	2,632
Wynn Las Vegas
7.875%, 11/01/17	110	118
7.875%, 05/01/20	190	202
7.750%, 08/15/20 (B)	4,410	4,653
XM Satellite Radio
13.000%, 08/01/13 (B)	4,230	4,864

		293,038

Consumer Staples — 2.8%
Alliance One International
10.000%, 07/15/16	780	844
B&G Foods
7.625%, 01/15/18	310	323
Beverages & More
9.625%, 10/01/14 (B)	3,900	3,900
Bumble Bee Foods
7.750%, 12/15/15	581	622
C&S Group Enterprises
8.375%, 05/01/17 (B)	1,145	1,118
Central Garden and Pet
8.250%, 03/01/18	840	858
Chiquita Brands International
8.875%, 12/01/15	1,435	1,478
Constellation Brands
8.375%, 12/15/14	200	221
7.250%, 09/01/16	865	920
7.250%, 05/15/17	1,000	1,066
Cott Beverages
8.375%, 11/15/17 (B)	2,165	2,295
Cott Beverages USA
8.125%, 09/01/18 (B)	1,240	1,313
Dean Foods
7.000%, 06/01/16	610	599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.900%, 10/15/17	$120	$113
Diversey
8.250%, 11/15/19	1,075	1,150
Diversey Holdings
10.500%, 05/15/20	1,794	2,054
Dole Food
13.875%, 03/15/14	386	471
8.000%, 10/01/16 (B)	205	214
Fleming
0.000%, 04/01/08 (A)	1,053	—
Michael Foods
9.750%, 07/15/18 (B)	280	300
NBTY
9.000%, 10/01/18 (B)	2,130	2,236
Rite Aid
10.375%, 07/15/16	2,640	2,749
10.250%, 10/15/19	305	317
9.750%, 06/12/16	1,890	2,020
9.500%, 06/15/17	3,725	3,129
9.375%, 12/15/15	500	431
8.000%, 08/15/20 (B)	2,935	2,979
7.500%, 03/01/17	790	728
Smithfield Foods
7.750%, 07/01/17	739	749
Spectrum Brands Holdings
12.000%, 08/28/19	1,787	1,988
9.500%, 06/15/18 (B)	505	542
SuperValu
8.000%, 05/01/16	2,215	2,232
Tops Markets
10.125%, 10/15/15 (B)	930	998
Viskase
9.875%, 01/15/18 (B)	1,150	1,173

		42,130

Energy — 7.7%
American Petroleum Tankers
10.250%, 05/01/15 (B)	970	992
Anadarko Petroleum
6.450%, 09/15/36	845	846
6.375%, 09/15/17	765	843
Antero Resources Finance
9.375%, 12/01/17	645	685
Aquilex Holdings
11.125%, 12/15/16	2,560	2,534
Arch Coal
8.750%, 08/01/16	1,975	2,177
7.250%, 10/01/20	65	69
Atlas Energy Operating
12.125%, 08/01/17	120	139
10.750%, 02/01/18	1,705	1,888
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (B) (F) (G)	986	1,035

SEI Institutional Managed Trust / Annual Report / September 30, 2010	117

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Basic Energy Services
11.625%, 08/01/14	$1,100	$1,210
Brigham Exploration
8.750%, 10/01/18 (B)	685	706
Bristow Group
7.500%, 09/15/17	1,680	1,722
Chaparral Energy
9.875%, 10/01/20 (B)	695	705
Chesapeake Energy
6.875%, 08/15/18	3,090	3,237
6.625%, 08/15/20	225	235
6.500%, 08/15/17	950	986
Cloud Peak Energy Resources
8.250%, 12/15/17	920	972
Compton Petroleum Finance
7.625%, 12/01/13	375	326
Consol Energy
8.250%, 04/01/20 (B)	1,450	1,584
8.000%, 04/01/17 (B)	1,550	1,678
Continental Resources
7.375%, 10/01/20 (B)	2,200	2,321
Copano Energy
7.750%, 06/01/18	3,560	3,596
Crosstex Energy
8.875%, 02/15/18	1,845	1,933
Denbury Resources
9.750%, 03/01/16	785	881
Drummond
9.000%, 10/15/14 (B)	810	856
Dynegy Holdings
7.750%, 06/01/19	2,105	1,442
7.625%, 10/15/26	1,115	672
El Paso
8.250%, 02/15/16	585	651
7.420%, 02/15/37	950	906
7.250%, 06/01/18	2,240	2,414
Energy Transfer Equity
7.500%, 10/15/20	2,993	3,150
EXCO Resources
7.500%, 09/15/18	500	497
Forbes Energy Services
11.000%, 02/15/15	1,662	1,512
Forest Oil
8.500%, 02/15/14	315	344
8.000%, 12/15/11	585	619
7.250%, 06/15/19	2,825	2,889
General Maritime
12.000%, 11/15/17	770	812
Global Geophysical Services
10.500%, 05/01/17 (B)	480	488
Helix Energy Solutions Group
9.500%, 01/15/16 (B)	2,845	2,881
Hercules Offshore
10.500%, 10/15/17 (B)	905	751

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hilcorp Energy I
8.000%, 02/15/20 (B)	$765	$786
Holly
9.875%, 06/15/17	1,500	1,588
International Coal Group
9.125%, 04/01/18	995	1,060
Kerr-McGee
6.950%, 07/01/24	390	425
Key Energy Services
8.375%, 12/01/14	820	865
Linn Energy
11.750%, 05/15/17	230	264
8.625%, 04/15/20 (B)	1,960	2,078
7.750%, 02/01/21 (B)	870	878
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,085
Murray Energy
10.250%, 10/15/15 (B)	980	1,017
Newfield Exploration
7.125%, 05/15/18	3,040	3,245
6.875%, 02/01/20	1,850	1,966
NFR Energy
9.750%, 02/15/17 (B)	1,745	1,745
OPTI Canada
9.750%, 08/15/13 (B)	340	345
9.000%, 12/15/12 (B)	350	354
8.250%, 12/15/14	3,105	2,360
7.875%, 12/15/14	1,420	1,069
Parker Drilling
9.125%, 04/01/18 (B)	2,615	2,654
Penn Virginia
10.375%, 06/15/16	400	438
PetroHawk Energy
10.500%, 08/01/14	1,800	2,038
7.875%, 06/01/15	2,165	2,268
7.250%, 08/15/18 (B)	1,945	1,984
Petroleum Development
12.000%, 02/15/18	2,000	2,220
Pioneer Drilling
9.875%, 03/15/18 (B)	515	527
Plains Exploration & Production
10.000%, 03/01/16	85	97
7.750%, 06/15/15	290	304
7.625%, 06/01/18	550	577
7.625%, 04/01/20	325	341
7.000%, 03/15/17	1,250	1,281
Pride International
8.500%, 06/15/19	575	667
6.875%, 08/15/20	1,060	1,154
Quicksilver Resources
11.750%, 01/01/16	2,500	2,931
7.125%, 04/01/16	2,660	2,627
RAAM Global Energy
12.500%, 10/01/15 (B)	1,120	1,110

118	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SandRidge Energy
9.875%, 05/15/16 (B)	$1,185	$1,224
8.750%, 01/15/20 (B)	3,000	2,970
8.625%, 04/01/15	2,280	2,280
Southwestern Energy
7.500%, 02/01/18	900	1,017
Targa Resources Partners
11.250%, 07/15/17	3,000	3,465
7.875%, 10/15/18 (B)	1,845	1,923
Tesoro
9.750%, 06/01/19	1,950	2,145
Thermon Industries
9.500%, 05/01/17 (B)	1,600	1,672
Whiting Petroleum
6.500%, 10/01/18	275	281

		115,509

Financials — 12.7%
Alliant Holdings I
11.000%, 05/01/15 (B)	2,900	2,994
Ally Financial
8.000%, 12/31/18	1,065	1,094
8.000%, 11/01/31	4,190	4,494
7.500%, 09/15/20 (B)	1,715	1,827
6.750%, 12/01/14	4,828	5,030
American Capital
8.960%, 12/31/13 (B)	966	970
American General Finance MTN
5.400%, 12/01/15	2,450	1,972
American International Group
8.175%, 05/15/58 (C)	1,685	1,685
Bank of America
8.000%, 12/29/49 (C)	580	599
Bankrate
11.750%, 07/15/15 (B)	1,700	1,819
Calfrac Holdings
7.750%, 02/15/15 (B)	2,850	2,879
Cardtronics
8.250%, 09/01/18	4,490	4,726
Cemex Finance
9.500%, 12/14/16 (B)	5,045	5,076
CEVA Group
11.625%, 10/01/16 (B)	2,925	3,086
11.500%, 04/01/18 (B)	2,500	2,613
CIT Group
7.000%, 05/01/13	181	181
7.000%, 05/01/14	595	594
7.000%, 05/01/15	1,115	1,107
7.000%, 05/01/16	5,977	5,887
7.000%, 05/01/17	2,764	2,705
Citigroup Capital XXI
8.300%, 12/21/57 (C)	580	609
City National Bank
9.000%, 08/12/19	3,384	3,384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City National Capital Trust I
9.625%, 02/01/40	$1,600	$1,662
Credit Acceptance
9.125%, 02/01/17 (B)	2,400	2,520
E*Trade Financial
7.375%, 09/15/13	3,669	3,586
E*Trade Financial PIK
12.500%, 11/30/17	1,726	1,968
Felcor Lodging
10.000%, 10/01/14‡	740	804
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	960	916
FireKeepers Development Authority
13.875%, 05/01/15 (B)	3,450	4,019
Ford Motor Credit
7.000%, 04/15/15	1,695	1,811
6.625%, 08/15/17	1,565	1,667
5.625%, 09/15/15	375	386
Ford Motor Credit LLC
12.000%, 05/15/15	1,280	1,612
8.700%, 10/01/14	1,245	1,397
8.000%, 06/01/14	1,900	2,078
8.000%, 12/15/16	2,050	2,317
7.000%, 10/01/13	550	590
Fresenius US Finance II
9.000%, 07/15/15 (B)	300	342
Genworth Financial
6.500%, 06/15/34	1,090	1,010
6.150%, 11/15/66 (C)	5,355	4,063
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,435	1,263
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (C)	2,250	45
Hexion US Finance
9.750%, 11/15/14	1,621	1,686
4.750%, 11/15/14 (C)	500	440
Host Marriott LP, Ser O
6.375%, 03/15/15‡	240	246
Host Marriott LP, Ser Q
6.750%, 06/01/16‡	1,115	1,155
HUB International Holdings
10.250%, 06/15/15 (B)	360	349
9.000%, 12/15/14 (B)	1,440	1,422
Icahn Enterprises
8.000%, 01/15/18	2,675	2,688
7.750%, 01/15/16	4,540	4,563
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	2,040	1,377
Interactive Data
10.250%, 08/01/18 (B)	1,015	1,076
International Lease Finance
8.750%, 03/15/17 (B)	2,480	2,660
8.625%, 09/15/15 (B)	2,360	2,525
7.125%, 09/01/18 (B)	2,120	2,284

SEI Institutional Managed Trust / Annual Report / September 30, 2010	119

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 09/01/16 (B)	$320	$342
6.375%, 03/25/13	800	804
5.650%, 06/01/14	595	577
Ironshore Holdings US
8.500%, 05/15/20 (B)	4,600	4,660
Liberty Mutual Group
7.000%, 03/15/37 (B) (C)	1,275	1,108
Lloyds Banking Group
6.267%, 11/14/16 (B)	335	238
5.920%, 09/29/49 (B) (C)	505	359
Lyondell Chemical
8.000%, 11/01/17 (B)	6,085	6,648
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
MetLife Capital Trust X
9.250%, 04/08/38 (B) (C)	3,550	4,189
National Life Insurance
10.500%, 09/15/39 (B)	990	1,203
NCO Group
11.875%, 11/15/14	800	716
Nielsen Finance
0.000%, 08/01/16 (D)	5,476	5,483
Novelis
7.250%, 02/15/15	1,465	1,491
NSG Holdings
7.750%, 12/15/25 (B)	3,000	2,730
Nuveen Investments
10.500%, 11/15/15	10,690	10,623
5.500%, 09/15/15	1,055	836
Offshore Group Investments
11.500%, 08/01/15 (B)	2,055	2,158
Ohio Casualty
7.300%, 06/15/14	905	1,000
Omega Healthcare Investors
7.500%, 02/15/20‡(B)	3,495	3,665
Penson Worldwide
12.500%, 05/15/17 (B)	1,125	1,122
PHH
9.250%, 03/01/16 (B)	980	1,019
Pinafore
9.000%, 10/01/18 (B)	1,650	1,733
Pinnacle Foods Finance
10.625%, 04/01/17	1,660	1,766
9.250%, 04/01/15	165	172
9.250%, 04/01/15 (B)	310	322
8.250%, 09/01/17 (B)	1,100	1,114
PNC Preferred Funding Trust II
6.113%, 03/29/49 (B) (C)	2,170	1,585
Protective Life
8.450%, 10/15/39	2,800	3,070
Radnet Management
10.375%, 04/01/18 (B)	1,065	974
Realogy
10.500%, 04/15/14	1,070	910

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regions Financing Trust II
6.625%, 05/15/47 (C)	$469	$413
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (B)	2,090	1,839
4.136%, 02/01/14 (B) (C)	645	532
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,347
Symetra Financial
6.125%, 04/01/16 (B)	635	657
Unitrin
6.000%, 05/15/17	1,025	1,056
USI Holdings
9.750%, 05/15/15 (B)	3,619	3,510
Ventas Realty L.P.
6.750%, 04/01/17‡	850	884
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (B)	964	1,033
XL Capital
6.500%, 12/31/49 (C)	3,320	2,739
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,830	1,903
8.500%, 02/15/15	1,370	1,415
Zions Bancorporation
5.650%, 05/15/14	200	198

		192,001

Health Care — 7.7%
Accellent
10.500%, 12/01/13	820	828
8.375%, 02/01/17	1,700	1,734
Alere
9.000%, 05/15/16	3,630	3,739
American Renal Holdings
8.375%, 05/15/18 (B)	1,620	1,669
Apria Healthcare Group
12.375%, 11/01/14	5,680	6,319
Bausch & Lomb
9.875%, 11/01/15	1,560	1,659
Biomet
11.625%, 10/15/17	7,120	7,930
10.375%, 10/15/17	5,130	5,694
10.000%, 10/15/17	2,735	3,019
BioScrip
10.250%, 10/01/15	4,390	4,489
Catalent Pharma Solutions
9.500%, 04/15/15	6,060	6,120
Cooper
7.125%, 02/15/15	250	254
DJO Finance
10.875%, 11/15/14	2,720	2,958
HCA
9.875%, 02/15/17	160	177
9.625%, 11/15/16	7,306	7,927
9.250%, 11/15/16	4,720	5,121
8.500%, 04/15/19	2,160	2,408

120	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Management Associates
6.125%, 04/15/16	$1,055	$1,066
Healthsouth
8.125%, 02/15/20	2,870	2,985
7.750%, 09/15/22	1,155	1,164
7.250%, 10/01/18	510	520
Lantheus Medical Imaging
9.750%, 05/15/17 (B)	3,380	3,481
Multiplan
9.875%, 09/01/18 (B)	1,050	1,097
Mylan
7.875%, 07/15/20 (B)	1,785	1,912
7.625%, 07/15/17 (B)	3,130	3,330
Novasep Holding SAS
9.750%, 12/15/16 (B)	780	601
Omnicare
6.125%, 06/01/13	350	350
PharmaNet Development Group
10.875%, 04/15/17 (B)	2,490	2,571
Radiation Therapy Services
9.875%, 04/15/17 (B)	1,600	1,580
ReAble Therapeutics Finance
11.750%, 11/15/14	2,817	2,951
Select Medical
7.625%, 02/01/15	4,435	4,330
Surgical Care Affiliates
8.875%, 07/15/15 (B)	1,254	1,273
Talecris Biotherapeutics Holdings
7.750%, 11/15/16	1,435	1,578
Tenet Healthcare
10.000%, 05/01/18	95	108
9.250%, 02/01/15	1,630	1,750
8.875%, 07/01/19	370	408
UHS Escrow
7.000%, 10/01/18 (B)	2,850	2,943
United Surgical Partners International PIK
9.250%, 05/01/17	1,390	1,432
Universal Hospital Services
8.500%, 06/01/15	225	226
US Oncology
9.125%, 08/15/17	1,525	1,617
US Oncology Holdings
6.904%, 03/15/12 (C)	1,185	1,123
Valeant Pharmaceuticals International
7.000%, 10/01/20 (B)	3,177	3,248
6.750%, 10/01/17 (B)	1,072	1,093
Vanguard Health Holding II
8.000%, 02/01/18	2,640	2,680
VWR Funding PIK
10.250%, 07/15/15	5,555	5,763
Warner Chilcott
7.750%, 09/15/18 (B)	855	879

		116,104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 10.0%
ACCO Brands
10.625%, 03/15/15	$2,650	$2,961
7.625%, 08/15/15	945	907
Accuride
9.500%, 08/01/18 (B)	3,300	3,465
Actuant
6.875%, 06/15/17	2,000	2,040
Aircastle
9.750%, 08/01/18 (B)	535	546
Aleris International
0.000%, 12/15/16 (A)	1,800	1
Aleris International PIK
4.414%, 12/15/14 (A)	725	2
Alion Science & Technology
12.000%, 11/01/14	2,606	2,593
Alliant Techsystems
6.875%, 09/15/20	575	584
6.750%, 04/01/16	3,440	3,586
Allison Transmission
11.000%, 11/01/15 (B)	900	976
America West Airlines 2000-1 Pass Through Trust
8.057%, 07/02/20	2,195	2,293
American Airlines
13.000%, 08/01/16	2,064	2,441
American Axle & Manufacturing
7.875%, 03/01/17	1,020	1,011
American Tire Distributors
9.750%, 06/01/17 (B)	515	548
Amsted Industries
8.125%, 03/15/18 (B)	775	807
ArvinMeritor
10.625%, 03/15/18	445	493
8.125%, 09/15/15	675	683
Associated Materials
11.250%, 03/01/14	925	967
9.875%, 11/15/16	415	502
Atrium PIK
15.000%, 12/15/12 (A) (B)	1,625	24
Baker & Taylor
11.500%, 07/01/13 (B)	950	685
Baldor Electric
8.625%, 02/15/17	390	417
BE Aerospace
6.875%, 10/01/20	2,385	2,433
Belden
9.250%, 06/15/19 (B)	610	659
Building Materials Corp of America
6.875%, 08/15/18 (B)	2,693	2,646
Case New Holland
7.875%, 12/01/17 (B)	1,470	1,597
7.750%, 09/01/13	360	391

SEI Institutional Managed Trust / Annual Report / September 30, 2010	121

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Casella Waste Systems
11.000%, 07/15/14	$170	$186
9.750%, 02/01/13	1,185	1,194
Cemex Espana Luxembourg
9.250%, 05/12/20 (B)	174	163
Chart Industries
9.125%, 10/15/15	1,600	1,630
Clean Harbors
7.625%, 08/15/16	482	501
Coleman Cable
9.000%, 02/15/18	4,965	5,076
Complete Production Services
8.000%, 12/15/16	350	361
Continental Airlines
7.339%, 04/19/14	1,682	1,748
Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 11/01/20	1,043	1,048
Corrections Corp of America
7.750%, 06/01/17	475	511
CPM Holdings
10.625%, 09/01/14 (B)	655	706
DAE Aviation Holdings
11.250%, 08/01/15 (B)	875	882
Delta Air Lines
12.250%, 03/15/15 (B)	4,200	4,641
DynCorp International
10.375%, 07/01/17 (B)	6,910	6,875
Esco
8.625%, 12/15/13 (B)	95	97
4.129%, 12/15/13 (B) (C)	635	581
Esterline Technologies
7.000%, 08/01/20 (B)	1,300	1,346
Express
8.750%, 03/01/18	700	738
FTI Consulting
6.750%, 10/01/20 (B)	515	519
General Cable
7.125%, 04/01/17	1,050	1,066
Geo Group
7.750%, 10/15/17 (B)	980	1,029
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,750	2,943
Goodman Global Group
0.000%, 12/15/14 (H)	4,400	2,816
Harland Clarke Holdings
9.500%, 05/15/15	3,530	3,345
6.000%, 05/15/15 (C)	865	727
Intcomex
13.250%, 12/15/14 (B)	4,780	5,043
Interface
11.375%, 11/01/13	400	454
9.500%, 02/01/14	131	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interline Brands
8.125%, 06/15/14	$570	$589
International Wire Group
9.750%, 04/15/15 (B)	975	996
Iron Mountain
8.375%, 08/15/21	1,070	1,157
K Hovnanian Enterprises
7.500%, 05/15/16	580	383
6.250%, 01/15/15	780	585
Kansas City Southern de Mexico
8.000%, 02/01/18 (B)	750	806
Koppers
7.875%, 12/01/19	1,620	1,689
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,250	1,325
Manitowoc
9.500%, 02/15/18	1,650	1,724
McJunkin Red Man
9.500%, 12/15/16 (B)	380	334
Mueller Water Products
8.750%, 09/01/20 (B)	390	410
Neehah Foundry
15.000%, 07/29/15	89	84
Niska Gas Storage US
8.875%, 03/15/18 (B)	1,085	1,161
Oshkosh
8.500%, 03/01/20	1,000	1,082
8.250%, 03/01/17	1,090	1,172
Ply Gem Industries
13.125%, 07/15/14	1,120	1,141
Quality Distribution
11.750%, 11/01/13	843	797
RailAmerica
9.250%, 07/01/17	740	811
RBS Global
8.500%, 05/01/18	1,925	1,956
RBS Global and Rexnord
11.750%, 08/01/16	860	920
Sabine Pass LNG L.P.
7.500%, 11/30/16	4,560	4,161
7.500%, 11/30/16 (B)	680	620
Sequa
13.500%, 12/01/15 (B)	500	535
11.750%, 12/01/15 (B)	3,175	3,350
ServiceMaster
10.750%, 07/15/15 (B)	4,570	4,867
7.450%, 08/15/27	1,500	1,140
7.250%, 03/01/38	1,515	1,087
7.100%, 03/01/18	655	563
Spirit Aerosystems
7.500%, 10/01/17	745	769
SPX
7.625%, 12/15/14	1,190	1,297

122	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Susser Holdings
8.500%, 05/15/16	$990	$1,030
Swift Transportation
12.500%, 05/15/17 (B)	495	498
syncreon Global Ireland
9.500%, 05/01/18 (B)	1,937	1,901
Terex
10.875%, 06/01/16	950	1,084
8.000%, 11/15/17	3,185	3,189
Thermadyne Holdings
9.500%, 02/01/14	860	873
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,355
Titan International
7.875%, 10/01/17 (B)	2,870	2,899
Trimas
9.750%, 12/15/17 (B)	780	839
Triumph Group
8.625%, 07/15/18	310	333
8.000%, 11/15/17	200	205
UAL 2007-1 Pass Through Trust
6.636%, 07/02/22	348	347
UAL 2009-2B Pass Through Trust
12.000%, 01/15/16 (B)	233	252
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	563	691
UCI Holdings
8.257%, 12/15/13 (C)	1,204	1,168
United Air Lines
12.000%, 11/01/13 (B)	1,290	1,425
9.125%, 01/15/12 (A)	1,075	—
United Air Lines, Ser 95A1
9.560%, 10/19/18 (A)	552	226
9.020%, 04/19/12 (A)	351	140
United Air Lines, Ser A
0.000%, 05/01/04 (A)	525	—
United Maritime Group
11.750%, 06/15/15	4,200	4,211
USG
9.750%, 08/01/14 (B)	225	235
6.300%, 11/15/16	1,485	1,288
Wyle Services
10.500%, 04/01/18 (B)	1,745	1,728

		150,048

Information Technology — 5.9%
Activant Solutions
9.500%, 05/01/16	1,645	1,581
Aeroflex
11.750%, 02/15/15	1,465	1,582
Amkor Technology
9.250%, 06/01/16	1,725	1,850
7.375%, 05/01/18 (B)	1,240	1,256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aspect Software
10.625%, 05/15/17 (B)	$2,035	$2,114
Avaya
10.125%, 11/01/15	728	689
9.750%, 11/01/15	665	627
Brocade Communications Systems
6.875%, 01/15/20 (B)	440	462
6.625%, 01/15/18 (B)	440	458
Compucom Systems
12.500%, 10/01/15 (B)	3,775	4,058
Equinix
8.125%, 03/01/18	2,900	3,096
Fidelity National Information Services
7.875%, 07/15/20 (B)	710	765
7.625%, 07/15/17 (B)	1,230	1,313
First Data
10.550%, 09/24/15	5,955	4,816
9.875%, 09/24/15	5,465	4,453
8.875%, 08/15/20 (B)	830	861
Freescale Semiconductor
10.125%, 03/15/18 (B)	535	570
10.125%, 12/15/16	810	737
9.250%, 04/15/18 (B)	5,600	5,824
GXS Worldwide
9.750%, 06/15/15	10,150	10,112
Iron Mountain
8.750%, 07/15/18	1,020	1,082
JDA Software Group
8.000%, 12/15/14 (B)	915	970
MagnaChip Semiconductor
10.500%, 04/15/18 (B)	3,155	3,336
NXP BV
9.750%, 08/01/18 (B)	2,135	2,274
NXP Funding LLC
10.000%, 07/15/13 (B)	489	533
9.500%, 10/15/15	2,235	2,291
7.875%, 10/15/14	1,112	1,151
Open Solutions
9.750%, 02/01/15 (B)	4,200	2,961
Sabre Holdings
8.350%, 03/15/16	1,675	1,708
Smart Modular Technologies
5.790%, 04/01/12 (C)	670	670
SSI Investments II
11.125%, 06/01/18 (B)	755	829
STATS ChipPAC
7.500%, 08/12/15 (B)	2,375	2,559
Stratus Technologies
12.000%, 03/29/15 (B)	2,300	1,958
Sungard Data Systems
10.250%, 08/15/15	4,943	5,202
9.125%, 08/15/13	2,899	2,961
Terremark Worldwide
12.000%, 06/15/17	675	771

SEI Institutional Managed Trust / Annual Report / September 30, 2010	123

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelport
9.000%, 03/01/16 (B)	$1,885	$1,876
Unisys
14.250%, 09/15/15 (B)	1,540	1,833
12.750%, 10/15/14 (B)	4,585	5,456
Viasat
8.875%, 09/15/16	565	608
Zayo Group
10.250%, 03/15/17 (B)	975	1,024

		89,277

Materials — 6.8%
AK Steel
7.625%, 05/15/20	1,283	1,299
Algoma Acquisition
9.875%, 06/15/15 (B)	1,255	1,119
Appleton Papers
10.500%, 06/15/15 (B)	940	881
Ashland
9.125%, 06/01/17	2,265	2,593
Berry Plastics
10.250%, 03/01/16	2,200	2,046
9.500%, 05/15/18	1,251	1,176
Boise Paper Holdings
9.000%, 11/01/17	2,270	2,435
BWAY Holding
10.000%, 06/15/18 (B)	755	817
Cascades
7.875%, 01/15/20	1,320	1,376
Celanese US Holdings
6.625%, 10/15/18 (B)	550	562
Century Aluminum
8.000%, 05/15/14	889	878
CF Industries
7.125%, 05/01/20	780	853
6.875%, 05/01/18	4,825	5,193
Chemtura
7.875%, 09/01/18 (B)	1,305	1,364
Clearwater Paper
10.625%, 06/15/16	790	889
CPG International I
10.500%, 07/01/13	1,865	1,884
Domtar
10.750%, 06/01/17	2,700	3,362
9.500%, 08/01/16	275	319
Essar Steel Algoma
9.375%, 03/15/15 (B)	115	116
Ferro
7.875%, 08/15/18	800	830
FMG Finance Property Ltd.
10.625%, 09/01/16 (B)	3,180	3,915
Georgia-Pacific LLC
8.250%, 05/01/16 (B)	1,665	1,850
8.000%, 01/15/24	1,690	1,897

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 01/15/17 (B)	$4,730	$5,008
7.000%, 01/15/15 (B)	1,155	1,201
Graham Packaging
9.875%, 10/15/14	1,950	2,023
8.250%, 01/01/17 (B)	95	97
8.250%, 10/01/18 (B)	2,050	2,083
Graphic Packaging International
9.500%, 06/15/17	1,265	1,347
7.875%, 10/01/18	1,675	1,721
Headwaters
11.375%, 11/01/14	835	889
Hexion US Finance
8.875%, 02/01/18	1,725	1,691
Huntsman International
8.625%, 03/15/20	1,905	1,972
8.625%, 03/15/21 (B)	675	699
7.875%, 11/15/14	1,690	1,753
7.375%, 01/01/15	560	568
5.500%, 06/30/16	485	464
Ineos Finance
9.000%, 05/15/15 (B)	2,840	2,964
Intertape Polymer
8.500%, 08/01/14	710	605
Lyondell Chemical
11.000%, 05/01/18	3,011	3,331
MacDermid
9.500%, 04/15/17 (B)	1,320	1,380
Millar Western Forest Products
7.750%, 11/15/13	1,040	928
Momentive Performance Materials
11.500%, 12/01/16	685	685
NewPage
11.375%, 12/31/14	1,755	1,588
Noranda Aluminium Acquisition PIK
4.524%, 05/15/15 (C)	2,559	2,152
Nova Chemicals
8.625%, 11/01/19	420	446
Packaging Dynamics Finance
10.000%, 05/01/16 (B)	1,020	964
PE Paper Escrow GmbH
12.000%, 08/01/14 (B)	520	601
PH Glatfelter
7.125%, 05/01/16	1,155	1,179
Plastipak Holdings
10.625%, 08/15/19 (B)	590	655
PolyOne
7.375%, 09/15/20	1,375	1,418
Pregis
12.375%, 10/15/13	1,421	1,428
Reichhold Industries
9.000%, 08/15/14 (B)	1,969	1,698
Rhodia
6.875%, 09/15/20 (B)	1,970	2,009
Ryerson
12.000%, 11/01/15	1,215	1,258

124	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Scotts Miracle-Gro
7.250%, 01/15/18	$295	$311
Sealed Air
7.875%, 06/15/17	1,120	1,214
Solo Cup
10.500%, 11/01/13	715	740
8.500%, 02/15/14	1,000	860
Solutia
8.750%, 11/01/17	1,150	1,256
7.875%, 03/15/20	865	925
Standard Steel
12.000%, 05/01/15 (B)	2,650	2,531
Steel Dynamics
7.750%, 04/15/16	800	832
7.625%, 03/15/20 (B)	785	814
Teck Resources
10.250%, 05/15/16	63	77
TPC Group
8.250%, 10/01/17 (B)	490	502
United States Steel
7.375%, 04/01/20	500	521
Verso Paper Holdings
11.500%, 07/01/14	1,280	1,402
11.375%, 08/01/16	960	863
9.125%, 08/01/14	1,335	1,338
Vertellus Specialties
9.375%, 10/01/15 (B)	3,235	3,356

		102,001

Telecommunication Services — 6.4%
Angel Lux Common
8.875%, 05/01/16 (B)	1,335	1,418
Citizens Communications
6.625%, 03/15/15	980	1,012
Clearwire Communications
12.000%, 12/01/15 (B)	10,050	10,839
Cricket Communications
10.000%, 07/15/15	450	486
9.375%, 11/01/14	950	983
Crown Castle International
9.000%, 01/15/15	2,505	2,762
Digicel
12.000%, 04/01/14 (B)	500	582
Digicel Group
10.500%, 04/15/18 (B)	1,045	1,147
8.875%, 01/15/15 (B)	455	464
8.250%, 09/01/17 (B)	1,010	1,060
GCI
8.625%, 11/15/19	1,540	1,644
Global Crossing
12.000%, 09/15/15	1,370	1,548
Inmarsat Finance
7.375%, 12/01/17 (B)	2,125	2,221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat
9.250%, 06/15/16	$350	$373
Intelsat Jackson Holding
11.250%, 06/15/16	3,475	3,779
9.500%, 06/15/16	1,270	1,354
8.500%, 11/01/19 (B)	1,355	1,470
7.250%, 10/15/20 (B)	1,305	1,312
Intelsat Luxembourg
11.500%, 02/04/17	2,968	3,216
11.250%, 02/04/17	2,150	2,303
Intelsat Subsidiary Holding
8.875%, 01/15/15 (B)	320	330
8.875%, 01/15/15	1,775	1,837
ITC Deltacom
10.500%, 04/01/16	690	701
Level 3 Communications
6.500%, 10/01/16	495	506
Level 3 Financing
10.000%, 02/01/18	3,320	2,988
4.140%, 02/15/15 (C)	125	101
Lucent Technologies
6.450%, 03/15/29	1,080	786
MetroPCS Wireless
9.250%, 11/01/14	860	901
7.875%, 09/01/18	2,650	2,730
NII Capital
10.000%, 08/15/16	1,390	1,581
Orascom Telecom Finance
7.875%, 02/08/14 (B)	1,800	1,742
PAETEC Holding
9.500%, 07/15/15	2,235	2,280
8.875%, 06/30/17	1,040	1,087
Primus Telecommunications Holding
13.000%, 12/15/16 (B)	818	851
Qwest
7.500%, 06/15/23	1,015	1,020
7.250%, 09/15/25	350	368
7.250%, 10/15/35	1,200	1,188
6.875%, 09/15/33	225	222
Qwest Communications International, Ser B
7.500%, 02/15/14	1,635	1,668
Sable International Finance MTN
7.750%, 02/15/17 (B)	590	622
Sprint Capital
8.750%, 03/15/32	6,090	6,395
6.900%, 05/01/19	1,105	1,111
Telcordia Technologies
11.000%, 05/01/18 (B)	6,295	6,177
Telesat Canada
12.500%, 11/01/17	760	897
11.000%, 11/01/15	830	938

SEI Institutional Managed Trust / Annual Report / September 30, 2010	125

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trilogy International Partners
10.250%, 08/15/16 (B)	$585	$544
tw telecom holdings inc
8.000%, 03/01/18	1,585	1,660
Virgin Media Finance PLC
8.375%, 10/15/19	1,300	1,427
West
11.000%, 10/15/16	2,935	3,118
9.500%, 10/15/14	1,000	1,046
8.625%, 10/01/18 (B)	1,952	1,952
Wind Acquisition Finance
11.750%, 07/15/17 (B)	2,913	3,264
10.750%, 12/01/09 (B)	2,335	2,472
Windstream
8.625%, 08/01/16	1,920	2,040
8.125%, 09/01/18 (B)	275	284

		96,807

Utilities — 2.0%
AES
9.750%, 04/15/16	1,210	1,391
8.000%, 06/01/20	755	819
7.750%, 03/01/14	50	54
Calpine
7.875%, 07/31/20 (B)	2,602	2,674
Calpine Generating
14.320%, 04/01/11 (A) (C)	1,600	204
Edison Mission Energy
7.625%, 05/15/27	1,400	941
Elwood Energy
8.159%, 07/05/26	787	740
Energy Future Holdings
10.875%, 11/01/17	241	145
10.000%, 01/15/20 (B)	395	392
6.500%, 11/15/24	1,055	404
Energy Future Intermediate Holding
10.000%, 12/01/20	1,864	1,850
Ferrellgas Partners
6.750%, 05/01/14	1,250	1,272
GenOn Escrow
9.500%, 10/15/18 (B)	690	664
Mirant Americas Generation LLC
8.500%, 10/01/21	1,500	1,444
Mirant North America LLC
7.375%, 12/31/13	600	618
North American Energy Alliance
10.875%, 06/01/16 (B)	1,100	1,202
NRG Energy
8.500%, 06/15/19	2,185	2,302
8.250%, 09/01/20 (B)	1,555	1,604
7.375%, 02/01/16	1,360	1,399
7.375%, 01/15/17	3,525	3,613
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,870

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puget Sound Energy
6.974%, 06/01/67 (C)	$905	$844
Southern Energy
0.000%, 07/15/04 (A)	450	4
Texas Competitive Electric Holdings
10.250%, 11/01/15	1,680	1,100
TXU, Ser P
5.550%, 11/15/14	200	107
TXU, Ser R
6.550%, 11/15/34	2,210	840

		29,497

Total Corporate Obligations (Cost $1,165,601) ($ Thousands)		1,226,412

LOAN PARTICIPATIONS — 6.2%
Advantage Sales
8.500%, 04/15/17	1,600	1,594
Affinion
7.757%, 03/01/12	593	587
Affinion Group
7.641%, 03/01/12	4,300	4,257
Alliance Laundry Systems
0.000%, 09/23/16 (J)	1,290	1,298
Allison Transmission
3.010%, 08/07/14	274	257
3.000%, 08/07/14	10	9
2.990%, 08/07/14	100	93
American General Finance
7.250%, 04/08/15	3,610	3,626
Asurion, 2nd Lien
6.734%, 07/03/15	2,700	2,560
Boston Generating, 2nd Lien
4.501%, 06/20/14	700	102
Boston Generating, Mezzanine
7.251%, 12/20/16	211	1
CDW
4.257%, 10/12/14	990	910
Central Parking
1.843%, 05/22/14	608	505
Central Parking, 1st Lien
2.563%, 05/22/14	1,433	1,179
CF Industries Holdings, Term Loan B-1
4.500%, 04/05/15	899	905
Chester Downs
12.375%, 12/31/49	546	549
CIT Group
6.250%, 08/11/15	2,314	2,329
Claire’s Stores
3.010%, 05/27/14	3	2
3.001%, 05/27/14	1,054	919
Clear Channel
3.884%, 01/29/16	318	250

126	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clopay Ames True Temper Holding, Term B Loan
0.000%, 09/28/16 (J)	$1,700	$1,704
DAE Aviation Holdings, Tranche B-1
4.000%, 07/31/14	360	337
DAE Aviation Holdings, Tranche B-2
4.000%, 09/27/14	349	326
3.990%, 09/27/14	1	1
Dex Media West, Term Loan D-2
9.250%, 06/30/11	211	179
9.000%, 06/30/11	252	213
Federal Mogul
2.198%, 12/29/14	3	3
2.167%, 12/29/14	1,217	1,068
Federal Mogul, Term C Loan
2.198%, 12/28/15	2	1
2.167%, 12/28/15	621	546
First Data, Initial Tranche B-1
3.001%, 09/24/14	43	38
2.999%, 09/24/14	27	24
2.982%, 09/24/14	885	779
First Data, Initial Tranche B-2
3.001%, 09/24/14	14	12
2.999%, 09/24/14	298	262
Gambro Aktiebolag
5.186%, 11/24/16	1,040	848
5.119%, 05/24/16	922	766
Georgia Pacific
2.256%, 12/20/12	27	27
2.240%, 12/20/12	213	211
Green Valley Ranch Gaming, 2nd Lien
3.504%, 08/06/14 (A)	2,000	41
Guitar Center
3.760%, 10/09/13	128	115
3.750%, 10/09/13	1,705	1,527
Harrah’s Operating
9.500%, 01/28/15	2,985	3,057
3.250%, 01/28/15	10	8
3.249%, 01/28/15	1,240	1,065
Hexion Specialty Chemicals, Term Loan C-1
2.813%, 05/05/13	1,205	1,151
Hexion Specialty Chemicals, Term Loan C-2
2.563%, 05/05/13	461	440
Iasis Healthcare
5.499%, 06/13/14	3,470	3,294
Ineos Group, Term Loan B-2
7.500%, 12/16/13	1,298	1,295
Ineos Group, Term Loan C-2
8.000%, 12/16/14	1,488	1,492
Infor Global Enterprise Solutions
6.506%, 03/02/14	150	97
6.479%, 03/02/14	767	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Global Solutions
8.260%, 08/29/14	$3,693	$1,159
Infor Global Solutions, 2nd Lien
6.479%, 03/02/14	1,583	1,024
Intelsat Jackson Holding
2.734%, 02/01/14	2,100	1,901
Landry’s Restaurants
6.258%, 05/13/11	1,523	1,530
Medical Card
12.000%, 09/15/16	1,515	1,477
Merrill, Term B Loan 1st Lien
0.000%, 05/15/11 (J)	1,100	1,049
Metroflag, 2nd Lien
14.000%, 01/06/09 (A)	300	—
NBTY, Term B Loan
0.000%, 10/07/11 (J)	1,450	1,464
NCO Group
7.500%, 05/15/13	727	685
7.250%, 05/15/13	261	246
Nuveen Investments, 2nd Lien
13.800%, 11/09/14	690	747
12.500%, 07/31/15	595	644
Open Link Financial
10.250%, 11/06/15	2,250	2,351
OSI Restaurant Partners
2.875%, 06/14/13	43	40
2.875%, 06/14/14	3,658	3,355
2.625%, 06/14/13	25	23
0.112%, 06/14/13	184	169
PQ
6.770%, 06/14/14	1,297	1,195
Realogy
13.500%, 10/15/17	545	580
3.250%, 10/13/13	1,020	905
Rexnord, Term B Loan
7.252%, 03/01/13	2,305	1,884
Reynold, 1st Lien
6.250%, 10/24/12	1,481	1,489
Reynolds Consumer Products, Term A Loan
0.000%, 08/05/15 (J)	2,500	2,498
Sabre Holdings
2.475%, 09/30/14	441	407
Sabre, Initial Term Loan
2.256%, 09/30/14	778	719
Shield Finance
7.750%, 06/15/16	1,500	1,451
Simmons Holdco Unsecured
0.000%, 02/15/12 (J)	1,697	—
Targa Resources
5.256%, 02/09/15	2,187	1,859
Texas Competitive Electric Holdings, Term Loan B-2
3.758%, 10/10/14	4,284	3,326

SEI Institutional Managed Trust / Annual Report / September 30, 2010	127

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.751%, 10/10/14	$50	$39
3.735%, 10/10/14	5,006	3,887
Texas Competitive Electric Holdings, Term Loan B-3
3.758%, 10/10/14	379	293
3.751%, 10/10/14	2	2
Texas Competitive Electric Holdings, Tranche B-2
3.716%, 10/10/14	255	198
Tomkins, Term B Loan
0.000%, 09/07/16 (J)	1,000	1,008
Tronox DIP, Term Loan B-1
11.250%, 10/06/11	682	681
Tronox DIP, Term Loan B-2
11.250%, 10/06/11	183	183
Valeant Pharmaceuticals, Term B Loan
0.000%, 06/21/16 (J)	4,405	4,442
Vertafore
7.250%, 08/06/16	55	55
6.750%, 08/06/16	1,945	1,949
Wide Open West Finance
8.500%, 06/27/15	—	—
6.507%, 06/27/15	2,079	1,809
Zuffa
7.500%, 06/18/15	1,733	1,748

Total Loan Participations (Cost $94,343) ($ Thousands)		93,826

COLLATERALIZED DEBT OBLIGATIONS — 2.5%

Financials — 1.7%
ACAS CLO, Ser 2007-1A, Cl A1J
0.559%, 04/20/21 (B) (C)	5,207	4,062
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.650%, 11/18/09 (B) (C)	9	809
CIFC Funding, Ser 2007-3A, Cl B
1.499%, 07/26/21 (B) (C)	2,500	1,385
CIT CLO, Ser 2007-1A, Cl E
5.271%, 06/20/21 (C)	800	344
CIT CLO, Ser 2007-1A, Cl D
2.271%, 06/20/21 (B) (C)	2,800	1,428
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (B)	2,200	11
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (B)	3,366	1,010
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (B)	3,300	990
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.149%, 04/23/21 (B) (C)	1,708	1,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	$7,000	$325
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (B)	12,517	8,386
Peritus I CDO, Ser 2007-1A
0.000%, 12/19/17	3,750	750
Rockwall Investors
0.000%, 08/01/21*(B)	4,000	360
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (B) (C)	5,775	4,360
Waterfront CLO, Ser 2007-1A, Cl A2
0.684%, 08/02/20 (B) (C)	337	261

		25,591

Other Asset-Backed Securities — 0.8%
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.846%, 11/15/20 (B) (C)	3,157	2,321
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.976%, 11/15/20 (B) (C)	694	364
Grayson CLO, Ser 2006-1A, Cl A1B
0.826%, 11/01/21 (B) (C)	6,394	4,156
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.716%, 08/01/24 (B) (C)	5,945	4,559
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.981%, 01/29/20 (B) (C)	1,572	1,289

		12,689

Total Collateralized Debt Obligations (Cost $51,105) ($ Thousands)		38,280

CONVERTIBLE BONDS — 0.4%
DryShips
5.000%, 12/01/14	630	591
Hologic CV to 25.9110
2.000%, 12/15/37	970	897
Leap Wireless International CV to 10.729
4.500%, 07/15/14	627	557
Liberty Media CV to 16.7764
3.750%, 02/15/30	540	303
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,000	571
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,108
Live Nation Entertainment
2.875%, 07/15/27	579	495
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	2,200	4
Standard Pacific
6.000%, 10/01/12	790	797

128	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vector Group CV to 59.3618
12.921%, 06/15/26 (C)	$415	$494

Total Convertible Bonds (Cost $5,264) ($ Thousands)		5,817

PREFERRED STOCK — 0.5%
Ally Financial (B)
17.310%	5	4,583
Axis Capital Holdings
1.875%	13	1,118
Dana Holding (B)
4.000%	5	598
SandRidge Energy
8.500%	6	580

Total Preferred Stock (Cost $5,210) ($ Thousands)		6,879

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass Through Trust, Ser 2001-1A
0.807%, 03/15/19 (C)	1,900	1,159
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,169	1,169

Total Asset-Backed Securities (Cost $2,042) ($ Thousands)		2,328

COMMON STOCK — 0.5%
Aventine Renewable Energy Holdings* (B)	66,516	1,713
Core-Mark Holding*	861	27
Dana Holding*	64,570	795
Dex One*	31,547	387
LyondellBasell Industries, Cl A*	57,479	1,374
LyondellBasell Industries, Cl B*	82,076	1,957
Neenah Enterprises*	17,244	69
Quad*	74	3

Shreveport Gaming Holdings	13,948	102
Solutia*	186	3
UAL*	35	1
VSS AHC, Cl A*, (F) (G)	38,453	459

Total Common Stock (Cost $6,683) ($ Thousands)		6,890

Description	Shares	Market Value ($ Thousands)

AUCTION RATE PREFERRED SECURITIES — 0.4%
BlackRock Insured Municipal Income Trust	14	$1,141
BlackRock Municipal Income Trust	42	3,444
BlackRock MuniVest Fund	13	1,058
BlackRock MuniYield Insured Fund	11	872

Total Auction Rate Preferred Securities (Cost $6,586) ($ Thousands)		6,515

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	2,600	—
Atrium, Expires 10/14/18*	706	—
Grande Communications, Expires 04/01/11*	850	—

Total Warrants (Cost $8) ($ Thousands)		—

CASH EQUIVALENT — 9.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%†**	138,662,227	138,662

Total Cash Equivalent (Cost $138,662) ($ Thousands)		138,662

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P., 0.230%†** (I)	6,084	5

Total Affiliated Partnership (Cost $6) ($ Thousands)		5

Total Investments — 101.4% (Cost $1,475,510) ($ Thousands)		$1,525,614

SEI Institutional Managed Trust / Annual Report / September 30, 2010	129

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

September 30, 2010

A summary of outstanding swap agreements held by the Fund at September 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	$(1,043)

Percentages are based on a Net Assets of $1,504,916 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on September 30, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total value of securities on loan at September 30, 2010 was $0 ($ Thousands).

(F)	Securities considered restricted. The total value of such securities as of September 30, 2010 was $1,494 ($ Thousands) and represented 0.10% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $1,609 ($ Thousands) and represented 0.11% of Net Assets.

(H)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of September 30, 2010 was $5 ($ Thousands).

(J)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

Ltd. — Limited

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,212,600	$13,812	$1,226,412
Loan Participations	—	83,200	10,626	93,826
Collateralized Debt Obligations	—	—	38,280	38,280
Convertible Bonds	—	5,813	4	5,817
Preferred Stock	—	6,879	—	6,879
Asset-Backed Securities	—	2,328	—	2,328
Common Stock	4,548	69	2,273	6,890
Auction Rate Preferred Securities	—	—	6,515	6,515
Cash Equivalent	138,662	—	—	138,662
Affiliated Partnership	—	5	—	5

Total Investments in Securities	$143,210	$1,310,894	$71,510	$1,525,614

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(1,043)	$—	$(1,043)

* Swaps are valued at the unrealized depreciation on the instrument.

130	SEI Institutional Managed Trust / Annual Report / September 30, 2010

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Convertible Bonds	Common Stock	Auction Rate Preferred Securities
Beginning balance as of October 1, 2009	$3,544	$20,916	$36,616	$4	$279	$—
Accrued discounts/premiums	115	229	(382)	—	—	—
Realized gain/(loss)	92	567	(6,612)	—	(35)	—
Change in unrealized appreciation/(depreciation)	483	2,016	48,827	—	(143)	(71)
Net purchases/sales	(18)	(11,563)	(48,555)	—	—	6,586
Net transfer in and/or out of Level 3	9,596	(1,539)	8,386	—	2,172	—

Ending balance as of September 30, 2010	$13,812	$10,626	$38,280	$4	$2,273	$6,515

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$376	$430	$2,847	$—	$(143)	$—

SEI Institutional Managed Trust / Annual Report / September 30, 2010	131

SCHEDULE OF INVESTMENTS

Real Return Fund

September 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.2%
U.S. Treasury Bond TIPS
3.000%, 07/15/12	$12,034	$12,779
2.375%, 04/15/11 to 01/15/17	13,134	14,021
2.000%, 04/15/12 to 01/15/16 (C)	98,435	105,195
1.875%, 07/15/13 to 07/15/15	21,479	22,951
1.625%, 01/15/15	37,878	40,479
1.250%, 04/15/14	16,431	17,287
0.625%, 04/15/13 (A)	23,207	23,829

Total U.S. Treasury Obligations (Cost $232,060) ($ Thousands)		236,541

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P., 0.230%†* (B)	9,736,194	9,736

Total Affiliated Partnership (Cost $9,736) ($ Thousands)		9,736

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%†*	2,833,113	2,833

Total Cash Equivalent (Cost $2,833) ($ Thousands)		2,833

Total Investments — 103.4% (Cost $244,629) ($ Thousands)		$249,110

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(93)	Dec-2010	$(93)

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $240,925 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2010. The total value of securities on loan at September 30, 2010 was $9,498 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of September 30, 2010 was $9,736 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$236,541	$—	$236,541
Affiliated Partnership	—	9,736	—	9,736
Cash Equivalent	2,833	—	—	2,833

Total Investments in Securities	$2,833	$246,277	$—	$249,110

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(93)	$—	$—	$(93)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between level 1 and level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between level 2 and level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Managed Trust / Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 96.6%
Aberdeen Equity Long Short Fund, Institutional Class	1,053,528	$11,968
AQR Diversified Arbitrage Fund, Class I	1,855,171	20,630
AQR Managed Futures Strategy Fund, Class I**	1,084,621	10,900
Driehaus Active Income Fund	2,365,711	26,212
DWS Disciplined Market Neutral Fund, Institutional Class	996,092	9,682
Eaton Vance Global Macro Absolute Return Fund, Class I	1,887,871	19,521
JPMorgan Research Market Neutral Fund, Institutional Class	1,549,483	24,079
Manager AMG FW Alternative Fund, Institutional Class**	982,643	10,052
Merger Fund	1,751,149	27,896
TFS Market Neutral Fund	1,294,808	20,264
Turner Spectrum Fund, Institutional Class	308,896	3,342

Total Registered Investment Companies (Cost $183,039) ($ Thousands)		184,546

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% * †	7,758,452	7,758

Total Cash Equivalent (Cost $7,758) ($ Thousands)		7,758

Total Investments — 100.7% (Cost $190,797) ($ Thousands)		$192,304

Percentages are based on Net Assets of $191,055 ($ Thousands).

†	Investment in Affiliated Security (see Note 5).

*	Rate shown is the 7-day effective yield as of September 30, 2010.

**	Non-income producing security.

Cl — Class

As of September 30, 2010, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	133

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010

	Large Cap Fund(1)		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,349,510	*	$1,490,639	*	$1,494,242	*
Affiliated investment, at value††	140,745		158,139		220,315
Cash	19		46		574
Receivable for investment securities sold	12,336		6,290		18,027
Receivable for fund shares sold	3,537		399		337
Dividends and interest receivable	1,495		1,873		1,243
Receivable for variation margin	37,038		6		6
Unrealized gain on forward foreign currency contracts	—		—		—
Unrealized gain on foreign spot currency contracts	—		—		—
Prepaid Expenses	18		33		27
Total Assets	1,544,698		1,657,425		1,734,771
LIABILITIES:
Payable upon return on securities loaned	97,897		134,650		102,417
Payable for investment securities purchased	11,814		5,166		15,798
Payable for fund shares redeemed	911		1,896		4,851
Payable for variation margin	37,144		84		374
Administration fees payable	391		432		453
Investment advisory fees payable	405		374		454
Shareholder servicing fees payable Class A	118		246		199
Shareholder servicing fees payable Class I	—		2		2
Chief Compliance Officer fees payable	2		2		2
Administration servicing fees payable Class I	—		2		1
Unrealized loss on forward foreign currency contracts	—		—		—
Unrealized loss on foreign spot currency contracts	—		—		—
Accrued expense payable	117		131		137
Total Liabilities	148,799		142,985		124,688
Net Assets	$1,395,899		$1,514,440		$1,610,083
† Cost of investments and repurchase agreements	1,267,485		1,395,203		1,198,976
†† Cost of affiliated investments	140,745		163,163		223,794
* Includes market value of securities on loan	94,814		130,963		99,295
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,284,830		$1,949,238		$2,308,271
Undistributed (distributions in excess of) net investment income	2,840		5,338		2,419
Accumulated net realized gain (loss) on investments, futures and foreign currency	25,314		(531,184)		(994,037)
Net unrealized appreciation on investments, affiliated investments and option contracts	82,025		90,412		291,787
Net unrealized appreciation on futures contracts	890		636		1,643
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,395,899		$1,514,440		$1,610,083
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.77		$14.75		$19.66
	($1,395,899,418 ÷ 129,653,266 shares)		($1,504,082,452 ÷ 101,940,065 shares)		($1,602,129,888 ÷ 81,486,195 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$14.76		$19.47
			($10,358,004 ÷ 701,970 shares)		($7,953,286 ÷ 408,550 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund(1)		Small Cap Value Fund		Small Cap Growth Fund	Tax-Managed Small Cap Fund	Mid-Cap Fund

$1,504,859	*	$1,354,951	*	$217,413	*	$533,567	*	$379,068 *	$291,021 *	$122,168	*
163,433		219,765		50,461		147,273		110,319	126,579	28,719
39		4		726		154		53	77	5
6,891		—		1,503		2,572		2,289	1,779	243
658		5,549		330		61		46	94	178
1,446		1,717		233		671		280	299	155
33,520		—		6		5		5	—	5
—		—		—		—		—	9	—
—		—		—		1		—	35	—
24		51		3		9		8	4	2
1,710,870		1,582,037		270,675		684,313		492,068	419,897	151,475

131,826		187,501		44,869		139,060		103,679	117,279	25,977
4,922		—		1,086		1,367		3,085	1,513	98
1,545		13,500		497		463		301	379	108
33,618		144		8		26		15	16	—
434		177		66		152		107	84	35
413		33		115		279		188	130	40
201		13		33		44		43	44	12
—		1		—		1		1	—	—
2		2		1		1		1	—	—
—		2		—		1		—	—	—
—		—		—		—		—	46	—
—		—		—		—		—	35	—
132		117		22		48		35	28	13
173,093		201,490		46,697		141,442		107,455	119,554	26,283
$1,537,777		$1,380,547		$223,978		$542,871		$384,613	$300,343	$125,192
1,264,503		777,601		195,128		471,316		314,406	243,324	115,475
167,528		222,846		50,461		151,272		113,370	127,188	29,097
127,992		182,445		43,356		135,142		100,287	114,123	25,217

$1,897,102		$ 854,772		$184,963		$673,145		$639,416	$334,020	$157,789
3,548		6,641		(3)		1,236		(4)	337	244
(599,856)		(56,289)		16,720		(190,266)		(316,700)	(81,439)	(39,265)
236,261		574,269		22,285		58,252		61,611	47,088	6,315
722		1,154		12		502		290	374	109
—		—		1		2		—	(37)	—
$1,537,777		$1,380,547		$223,978		$542,871		$384,613	$300,343	$125,192
$11.02		$31.30		$11.14		$15.45		$14.69	$10.81	$15.80
($1,534,796,483 ÷ 139,301,374 shares)		($325,796,045 ÷ 10,410,400 shares)		($223,978,141 ÷ 20,099,360 shares)		($535,938,604 ÷ 34,692,516 shares)		($380,910,678 ÷ 25,926,802 shares)	($300,343,232 ÷ 27,774,140 shares)	($124,569,186 ÷ 7,882,270 shares)
N/A		$31.42		N/A		N/A		N/A	N/A	N/A
		($1,046,409,935 ÷ 33,299,472 shares)
N/A		$31.37		N/A		$15.34		$14.34	N/A	$15.81
		($8,340,954 ÷ 265,870 shares)				($6,932,799 ÷ 452,032 shares)		($3,702,803 ÷ 258,162 shares)		($623,196 ÷ 39,428 shares	)
$11.24		N/A		N/A		N/A		N/A	N/A	N/A
($2,980,103 ÷ 265,068 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2010	135

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$402,758	$310,294	$227,089
Affiliated investment, at value††	11,262	15,951	13,947
Repurchase agreement†	—	—	—
Cash	11	2,789	4
Foreign currency, at value†††	—	305	—
Cash collateral on futures	—	—	—
Cash collateral on swaps	—	—	—
Receivable for investment securities sold	2,845	3	1,095
Receivable for fund shares sold	710	1,693	457
Dividends and interest receivable	675	1,630	358
Receivable for variation margin	—	—	—
Swap contracts, at value††††	—	—	—
Unrealized gain on forward foreign currency contracts	—	80	—
Unrealized gain on foreign spot currency contracts	—	—	—
Prepaid Expenses	6	4	3
Total Assets	418,267	332,749	242,953
LIABILITIES:
Payable upon return on securities loaned	—	—	—
Payable for investment securities purchased	1,847	—	6,201
Payable for fund shares redeemed	341	261	132
Payable to Affiliate	—	—	—
Payable to custodian	—	—	—
Payable for variation margin	27	46	15
Administration fees payable	115	92	65
Investment advisory fees payable	129	104	71
Shareholder servicing fees payable Class A	66	65	47
Shareholder servicing fees payable Class I	—	—	—
Chief Compliance Officer fees payable	1	—	—
Trustees fees payable	—	—	—
Income distribution payable	—	—	—
Swap contracts, at value††††	—	—	—
Options written, at value #	—	—	—
Unrealized loss on forward foreign currency contracts	—	1,549	—
Unrealized loss on foreign spot currency contracts	—	—	—
Accrued expense payable	35	42	20
Total Liabilities	2,561	2,159	6,551
Net Assets	$415,706	$330,590	$236,402
† Cost of investments and repurchase agreements	346,527	280,268	193,182
†† Cost of affiliated investments	11,262	15,951	13,947
††† Cost of foreign currency	—	304	—
†††† Premiums received/(paid)	—	—	—
# Premiums received	—	—	—
* Includes market value of securities on loan	—	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$459,548	$368,706	$216,235
Undistributed (distributions in excess of) net investment income	1,165	(6,384)	658
Accumulated net realized gain (loss) on investments, affiliated investments,option contracts, futures, swap contracts, swaptions and foreign currency	(101,399)	(60,453)	(14,499)
Net unrealized appreciation (depreciation) on investments, affiliated investments and option contracts	56,231	30,026	33,907
Net unrealized appreciation (depreciation) on futures contracts	161	143	101
Net unrealized depreciation on swap contracts	—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(1,448)	—
Net Assets	$415,706	$330,590	$236,402
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.81	$8.21	$9.24
	($415,669,253 ÷ 38,448,629 shares)	($330,526,092 ÷ 40,250,168 shares)	($236,401,611 ÷ 25,590,015 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.79	$8.15	N/A
	($36,295 ÷ 3,363 shares)	($63,434 ÷ 7,785 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Commenced operations on March 31, 2010.

The accompanying notes are an integral part of the financial statements.

136	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(1)

$211,117	*	$133,451	$2,434,896 *	$907,872 *	$1,386,947	*	$236,541	*	$184,546
99,160		5,616	167,321	44,763	138,667		12,569		7,758
—		1,300	—	—	—		—		—
—		186	26	—	4,817		—		—
—		—	—	—	—		—		—
—		850	—	—	—		—		—
—		—	5,110	—	1,569		—		—
1,711		64	300,958	63,187	28,425		—		—
311		236	1,960	1,751	1,975		750		939
495		499	17,720	5,629	30,193		1,114		59
—		—	139	4	—		—		—
—		—	3,352	629	—		—		—
—		—	—	—	—		—		—
1		—	—	—	—		—		—
3		3	37	13	21		2		13
312,798		142,205	2,931,519	1,023,848	1,592,614		250,976		193,315

89,831		—	43,589	18,124	6		9,736		—
1,140		4,384	525,335	126,028	81,237		—		2,048
434		441	2,564	1,255	2,102		220		135
—		—	—	—	1,668		—		—
—		—	—	8	—		—		—
—		4	16	5	—		4		—
64		39	539	204	394		30		39
113		51	493	191	507		41		23
24		28	151	—	34		—		—
—		—	3	—	—		—		—
—		—	3	1	2		—		—
—		—	3	—	—		—		—
—		—	552	104	1,441		—		—
—		—	3,912	—	160		—		—
—		—	484	88	—		—		—
—		—	828	—	—		—		—
1		—	4	—	—		—		—
19		19	284	131	147		20		15
91,626		4,966	578,760	146,139	87,698		10,051		2,260
$221,172		$137,239	$2,352,759	$877,709	$1,504,916		$240,925		$191,055
146,449		138,787	2,444,632	869,383	1,336,842		232,060		183,039
100,763		5,616	170,697	44,763	138,668		12,569		7,758
—		—	—	—	—		—		—
—		—	9,820	1,692	883		—		—
—		—	(401)	(73)	—		—		—
88,062		—	42,281	17,499	—		9,498		—

$265,591		$265,631	$2,435,967	$817,865	$1,721,964		$234,697		$191,588
(89)		791	(2,520)	99	8,158		12		—
(107,398)		(125,124)	(56,128)	22,434	(274,267)		1,828		(2,040)
63,065		(4,036)	(13,195)	38,474	50,104		4,481		1,507
—		(23)	(163)	(100)	—		(93)		—
—		—	(10,380)	(1,063)	(1,043)		—		—
3		—	(822)	—	—		—		—
$221,172		$137,239	$2,352,759	$877,709	$1,504,916		$240,925		$191,055
$11.58		$7.46	$10.93	$10.81	$7.27		$10.51		$9.93
($220,865,762 ÷ 19,070,932 shares	)	($137,222,892 ÷ 18,398,035 shares )	($2,335,313,809 ÷ 213,704,088 shares )	($877,709,324 ÷ 81,221,953 shares )	($1,503,070,339 ÷ 206,637,388 shares	)	($240,925,134 ÷ 22,915,058 shares	)	($191,054,564 ÷ 19,238,627 shares	)
$11.57		$7.45	$10.92	N/A	$7.28		N/A		N/A
($305,866 ÷ 26,435 shares	)	($16,423 ÷ 2,204 shares )	($17,445,310 ÷ 1,597,183 shares )		($1,845,943 ÷ 253,492 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2010	137

Statements of Operations ($ Thousands)

For the year or period ended September 30, 2010

	Large Cap Fund(1)	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$22,771	$40,154	$27,795
Dividends from Affiliated Investments*	51	43	60
Interest Income	42	9	12
Securities Lending Income — Net**	—	488	266
Less: Foreign Taxes Witheld	(47)	(17)	(135)
Total Investment Income	22,817	40,677	27,998
Expenses:
Investment Advisory Fees	4,818	6,007	7,343
Administration Fees	4,324	6,007	6,425
Shareholder Servicing Fees Class (A)	3,088	4,263	4,567
Shareholder Servicing Fees Class (I)	—	28	22
Shareholder Servicing Fees Class (Y)	—	—	—
Trustee Fees	25	37	39
Administration Servicing Fees Class (I)	—	28	22
Chief Compliance Officer Fees	7	6	7
Printing Fees	152	178	188
Professional Fees	95	105	111
Custodian/Wire Agent Fees	103	140	150
Registration Fees	11	64	70
Licensing Fees	—	—	—
Other Expenses	39	68	71
Total Expenses	12,662	16,931	19,015
Less:
Waiver of Investment Advisory Fees	(404)	(985)	(899)
Waiver of Shareholder Servicing Fees Class (A)	(1,235)	(623)	(1,676)
Waiver of Shareholder Servicing Fees Class (I)	—	(8)	(11)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Fees Paid Indirectly	(11)	—	(58)
Net Expenses	11,012	15,315	16,371
Net Investment Income (Loss)	11,805	25,362	11,627
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	22,355	124,527	192,965
Futures Contracts	8,493	4,047	2,726
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	82,025	(16,521)	3,678
Affiliated Investments	—	1,239	993
Futures Contracts	890	380	1,350
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Increase in Net Assets from Operations	$125,568	$139,034	$213,339

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated
(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund(1)	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small Cap Fund	Mid-Cap Fund

$28,716	$29,973	$2,984	$8,960	$3,400	$3,850	$2,100
41	29	46	24	13	11	6
9	3	—	—	2	2	1
530	325	—	242	221	178	26
(75)	—	(4)	(20)	(4)	(3)	(1)
29,221	30,330	3,026	9,206	3,632	4,038	2,132

6,353	400	1,586	3,731	2,624	1,862	557
5,553	2,936	854	2,009	1,413	1,003	487
3,963	958	610	1,417	999	716	347
—	22	—	18	10	—	2
5	—	—	—	—	—	—
33	28	5	12	9	6	3
—	22	—	18	10	—	2
6	5	4	2	1	1	1
170	146	30	60	42	32	15
101	86	17	36	25	19	9
129	110	20	47	33	26	12
55	49	2	22	16	9	5
—	121	—	—	—	—	—
64	51	12	27	24	21	9
16,432	4,934	3,140	7,399	5,206	3,695	1,449

(1,114)	(585)	(112)	(89)	(155)	(302)	—
(1,138)	(268)	(243)	(702)	(547)	(155)	(3)
—	(9)	—	(11)	(6)	—	—
(3)	—	—	—	—	—	—
(38)	—	(4)	(32)	(4)	(56)	(20)
14,139	4,072	2,781	6,565	4,494	3,182	1,426
15,082	26,258	245	2,641	(862)	856	706

87,084	1,240	13,620	36,812	48,239	20,593	24,580
3,664	2,699	3,446	1,540	363	633	721
—	—	(27)	(15)	1	(21)	—

37,165	97,240	22,285	23,585	(6,623)	14,542	(11,358)
524	363	—	73	(143)	(429)	(12)
98	854	12	651	176	179	(2)
—	—	1	6	—	(37)	—
$143,617	$128,654	$39,582	$65,293	$41,151	$36,316	$14,635

SEI Institutional Managed Trust / Annual Report / September 30, 2010	139

Statements of Operations ($ Thousands)

For the year or period ended September 30, 2010

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$8,894	$7,641	$4,717
Dividends from Affiliated Investments*	14	15	11
Interest Income	1	28	1
Securities Lending Income — Net**	—	—	—
Less: Foreign Taxes Witheld	(52)	(466)	(21)
Total Investment Income	8,857	7,218	4,708
Expenses:
Investment Advisory Fees	2,428	1,716	1,282
Administration Fees	1,308	924	690
Shareholder Servicing Fees Class (A)	934	660	493
Shareholder Servicing Fees Class (I)	—	—	—
Trustee Fees	8	5	4
Administration Servicing Fees Class (I)	—	—	—
Chief Compliance Officer Fees	2	1	1
Printing Fees	42	31	23
Professional Fees	26	17	14
Custodian/Wire Agent Fees	29	54	16
Registration Fees	13	8	6
Overdraft Fees	—	1	—
Other Expenses	15	33	8
Total Expenses	4,805	3,450	2,537
Less:
Waiver of Investment Advisory Fees	(959)	(516)	(530)
Waiver of Shareholder Servicing Fees Class (A)	(106)	(1)	(33)
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	3,740	2,933	1,974
Net Investment Income (Loss)	5,117	4,285	2,734
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	22,183	4,580	7,915
Affiliated Investments	—	—	—
Futures Contracts	417	1,534	350
Written Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	—	(7,118)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	21,811	11,152	17,084
Affiliated Investments	—	—	—
Futures Contracts	(20)	44	40
Written Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	(606)	—
Net Increase (Decrease) in Net Assets from Operations	$49,508	$13,871	$28,123

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated
(1)	Commenced operations on March 31, 2010.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund(1)

$3,330	$39	$119	$39	$628	$—	$58
16	8	108	—	60	7	5
—	5,264	119,100	31,688	137,094	2,572	—
101	—	186	125	—	15	—
(27)	—	(290)	—	(17)	—	—
3,420	5,311	119,223	31,852	137,765	2,594	63

1,353	697	6,726	2,314	6,643	349	1,132
728	610	6,849	2,356	4,769	555	264
520	435	6,078	2,104	3,406	396	189
1	—	37	—	1	—	—
4	8	51	17	29	3	1
1	—	37	—	1	—	—
1	1	9	4	5	1	—
24	16	260	95	148	20	11
14	19	157	54	88	12	32
17	12	189	72	110	14	7
7	8	92	19	44	2	12
—	—	—	—	—	—	—
7	36	409	167	190	4	2
2,677	1,842	20,894	7,202	15,434	1,356	1,650

(45)	(386)	(510)	(140)	(548)	(164)	(1,018)
(245)	(407)	(3,915)	(1,500)	(2,744)	(387)	(189)
—	—	(28)	—	(1)	—	—
—	—	—	—	—	(88)	(65)
(12)	—	—	—	—	—	—
2,375	1,049	16,441	5,562	12,141	717	378
1,045	4,262	102,782	26,290	125,624	1,877	(315)

21,172	(26,436)	71,844	26,672	60,003	2,046	(2,040)
—	—	—	—	(3)	—	—
—	(1,246)	13,399	(420)	—	(43)	—
—	—	890	—	—	—	—
—	—	911	—	—	—	—
—	—	(7,972)	(249)	(808)	—	—
(3)	—	760	—	—	—	—

29,585	36,061	137,459	23,466	84,626	3,722	1,507
38	—	495	—	2	—	—
—	270	(2,463)	(100)	—	(93)	—
—	—	(2)	(15)	—	—	—
—	—	(112)	—	—	—	—
—	—	8,671	(765)	(1,043)	—	—
2	(4)	(1,145)	—	—	—	—
$51,839	$12,907	$325,517	$74,879	$268,401	$7,509	$(848)

SEI Institutional Managed Trust / Annual Report / September 30, 2010	141

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended September 30,

	Large Cap Fund(2)	Large Cap Value Fund		Large Cap Growth Fund
	10/01/09 to 09/30/10	2010	2009	2010	2009
Operations:
Net Investment Income (Loss)	$11,805	$25,362	$41,578	$11,627	$13,342
Net Realized Gain (Loss) from Investments and Futures Contracts	30,848	128,574	(573,490)	195,691	(477,760)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	82,915	(14,902)	221,865	6,021	276,995
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	125,568	139,034	(310,047)	213,339	(187,423)
Dividends and Distributions From:
Net Investment Income:
Class A	(9,179)	(28,231)	(47,346)	(11,922)	(13,281)
Class E	—	—	—	—	—
Class I	—	(153)	(239)	(35)	(37)
Class Y	—	—	—	—	—
Net Capital Gains:
Class A	(5,320)	—	—	—	—
Class E	—	—	—	—	—
Class I	—	—	—	—	—
Return of Capital:
Class A	—	—	—	—	—
Total Dividends and Distributions	(14,499)	(28,384)	(47,585)	(11,957)	(13,318)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	1,846,164	279,951	645,382	270,461	680,308
Reinvestment of Dividends and Distributions	13,994	26,863	44,915	11,357	12,627
Cost of Shares Redeemed	(575,328)	(756,272)	(870,910)	(914,247)	(929,855)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,284,830	(449,458)	(180,613)	(632,429)	(236,920)
Class E:
Proceeds from Shares Issued	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—
Increase in Net Assets Derived from Class E Transactions	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	2,902	5,835	2,408	5,304
Reinvestment of Dividends and Distributions	—	130	217	28	31
Cost of Shares Redeemed	—	(4,747)	(4,716)	(4,555)	(4,172)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	(1,715)	1,336	(2,119)	1,163
Class Y:
Proceeds from Shares Issued	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class Y Transactions	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,284,830	(451,173)	(179,277)	(634,548)	(235,757)
Net Increase (Decrease) in Net Assets	1,395,899	(340,523)	(536,909)	(433,166)	(436,498)
Net Assets:
Beginning of Year/Period	—	1,854,963	2,391,872	2,043,249	2,479,747
End of Year/Period	$1,395,899	$1,514,440	$1,854,963	$1,610,083	$2,043,249
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year or Period End	$2,840	$5,338	$7,925	$2,419	$2,568
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on October 1, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

142	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund(2)	Small Cap Value Fund		Small Cap Growth Fund
2010	2009	2010	2009	10/01/09 to 09/30/10	2010	2009	2010	2009

$15,082	$21,534	$26,258	$25,014	$245	$2,641	$5,722	$(862)	$706
90,748	(429,914)	3,939	(48,076)	17,066	38,352	(180,523)	48,602	(258,412)
—	—	—	—	(27)	(15)	48	1	(96)
37,787	175,923	98,457	(52,363)	22,297	24,309	68,486	(6,590)	181,991
—	—	—	—	1	6	(4)	—	7
143,617	(232,457)	128,654	(75,425)	39,582	65,293	(106,271)	41,151	(75,804)

(16,015)	(23,986)	(7,350)	(9,014)	(381)	(4,124)	(6,670)	—	(98)
—	—	(18,431)	(16,627)	—	—	—	—	—
—	—	(139)	(134)	—	(37)	(67)	—	—
(32)	(45)	—	—	—	—	—	—	—

—	—	—	(3,784)	(186)	—	(4,119)	—	—
—	—	—	(6,354)	—	—	—	—	—
—	—	—	(160)	—	—	(43)	—	—

—	—	—	—	—	—	—	(30)	—
(16,047)	(24,031)	(25,920)	(36,073)	(567)	(4,161)	(10,899)	(30)	(98)

344,698	924,843	174,347	430,336	443,002	186,381	268,370	142,613	206,264
14,652	22,190	6,982	11,884	548	3,804	10,175	28	94
(547,879)	(1,243,735)	(332,876)	(395,893)	(258,587)	(352,875)	(370,346)	(280,793)	(290,286)
(188,529)	(296,702)	(151,547)	46,327	184,963	(162,690)	(91,801)	(138,152)	(83,928)

—	—	266,963	274,071	—	—	—	—	—
—	—	17,440	21,275	—	—	—	—	—
—	—	(169,713)	(192,042)	—	—	—	—	—
—	—	114,690	103,304	—	—	—	—	—

—	—	2,805	17,809	—	2,142	3,127	1,301	2,291
—	—	90	267	—	34	107	—	—
—	—	(3,736)	(14,749)	—	(3,477)	(3,420)	(2,037)	(1,706)
—	—	(841)	3,327	—	(1,301)	(186)	(736)	585

50	411	—	—	—	—	—	—	—
32	45	—	—	—	—	—	—	—
(460)	(321)	—	—	—	—	—	—	—
(378)	135	—	—	—	—	—	—	—
(188,907)	(296,567)	(37,698)	152,958	184,963	(163,991)	(91,987)	(138,888)	(83,343)
(61,337)	(553,055)	65,036	41,460	223,978	(102,859)	(209,157)	(97,767)	(159,245)

1,599,114	2,152,169	1,315,511	1,274,051	—	645,730	854,887	482,380	641,625
$1,537,777	$1,599,114	$1,380,547	$1,315,511	$223,978	$542,871	$645,730	$384,613	$482,380
$3,548	$4,233	$6,641	$6,065	$(3)	$1,236	$1,447	$(4)	$(42)

SEI Institutional Managed Trust / Annual Report / September 30, 2010	143

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Tax-Managed Small Cap Fund
	2010	2009
Operations:
Net Investment Income	$856	$1,061
Net Realized Gain (Loss) from Investments and Futures Contracts	21,226	(86,558)
Net Realized Loss on Foreign Currency Transactions	(21)	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	14,292	52,954
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(37)	—
Net Increase (Decrease) in Net Assets from Operations	36,316	(32,543)
Dividends and Distributions From:
Net Investment Income:
Class A	(727)	(1,496)
Class I	—	—
Total Dividends and Distributions	(727)	(1,496)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	114,100	184,323
Reinvestment of Dividends and Distributions	648	1,360
Cost of Shares Redeemed	(112,458)	(207,700)
Increase (Decrease) in Net Assets Derived from Class A Transactions	2,290	(22,017)
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,290	(22,017)
Net Increase (Decrease) in Net Assets	37,879	(56,056)
Net Assets:
Beginning of Year	262,464	318,520
End of Year	$300,343	$262,464
Undistributed Net Investment Income Included in Net Assets at Year End	$337	$88
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Mid-Cap Fund		U.S. Managed Volatility Fund
2010	2009	2010	2009

$706	$942	$5,117	$5,514
25,301	(46,851)	22,600	(111,935)
—	—	—	—
(11,372)	39,752	21,791	53,205
—	—	—	—
14,635	(6,157)	49,508	(53,216)

(728)	(1,063)	(5,225)	(5,650)
(1)	(1)	—	—
(729)	(1,064)	(5,225)	(5,650)

110,681	74,360	195,255	356,268
620	896	4,794	5,326
(120,415)	(74,607)	(209,646)	(380,409)
(9,114)	649	(9,597)	(18,815)

591	311	32	14
1	1	—	—
(338)	(155)	(16)	(3)
254	157	16	11
(8,860)	806	(9,581)	(18,804)
5,046	(6,415)	34,702	(77,670)

120,146	126,561	381,004	458,674
$125,192	$120,146	$415,706	$381,004
$244	$187	$1,165	$1,155

SEI Institutional Managed Trust / Annual Report / September 30, 2010	145

Statements of Changes in Net Assets ($ Thousands)

For the years or periods ended September 30,

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net Investment Income (Loss)	$4,285	$3,008	$2,734	$2,270	$1,045	$3,521
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	6,114	(47,360)	8,265	(19,058)	21,172	(110,434)
Net Realized Gain (Loss) on Foreign Currency Transactions	(7,118)	(11,869)	—	—	(3)	84
Net Change in Unrealized Appreciation of Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	11,196	30,162	17,124	20,265	29,623	44,829
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(606)	(2,353)	—	—	2	2
Net Increase (Decrease) in Net Assets from Operations	13,871	(28,412)	28,123	3,477	51,839	(61,998)
Dividends and Distributions From:
Net Investment Income:
Class A	(792)	—	(2,727)	(2,063)	(5,227)	(6,052)
Class I	—	—	—	—	(6)	(1)
Net Capital Gains:
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Return of Capital:
Class A	(72)	—	—	—	(2,156)	(37)
Class I	—	—	—	—	(2)	—
Total Dividends and Distributions	(864)	—	(2,727)	(2,063)	(7,391)	(6,090)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	206,148	238,774	106,386	191,230	132,143	264,480
Reinvestment of Dividends and Distributions	807	—	2,337	1,758	6,463	5,834
Cost of Shares Redeemed	(103,209)	(200,745)	(69,982)	(118,660)	(183,367)	(232,334)
Increase (Decrease) in Net Assets Derived from Class A Transactions	103,746	38,029	38,741	74,328	(44,761)	37,980
Class I:
Proceeds from Shares Issued	102	21	—	—	183	87
Reinvestment of Dividends and Distributions	—	—	—	—	8	1
Cost of Shares Redeemed	(55)	(14)	—	—	(66)	(4)
Increase (Decrease) in Net Assets Derived from Class I Transactions	47	7	—	—	125	84
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	103,793	38,036	38,741	74,328	(44,636)	38,064
Net Increase (Decrease) in Net Assets	116,800	9,624	64,137	75,742	(188)	(30,024)
Net Assets:
Beginning of Year/Period	213,790	204,166	172,265	96,523	221,360	251,384
End of Year/Period	$330,590	$213,790	$236,402	$172,265	$221,172	$221,360
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year or Period End	$(6,384)	$(12,964)	$658	$591	$(89)	$2,615
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on July 2, 2009.
(3)	Commenced operations on March 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund(2)		High Yield Bond Fund		Real Return Fund(2)		Multi-Strategy Alternative Fund(3)
2010	2009	2010	2009	2010	07/02/09 to 09/30/09	2010	2009	2010	07/02/09 to 09/30/09	03/31/10 to 09/30/10

$4,262	$9,863	$102,782	$149,672	$26,290	$4,579	$125,624	$107,446	$1,877	$664	$(315)
(27,682)	(64,915)	79,072	(75,201)	26,003	2,009	59,192	(158,689)	2,003	22	(2,040)
—	(2,170)	760	10,277	—	—	—	—	—	—	—
36,331	25,876	144,048	197,739	22,586	14,725	83,585	201,560	3,629	759	1,507
(4)	1,024	(1,145)	(4,211)	—	—	—	—	—	—	—
12,907	(30,322)	325,517	278,276	74,879	21,313	268,401	150,317	7,509	1,445	(848)

(6,383)	(7,069)	(103,593)	(153,233)	(28,602)	(4,508)	(119,601)	(99,645)	(2,579)	—	—
(1)	—	(594)	(541)	—	—	(29)	(8)	—	—	—

—	—	—	—	(3,238)	—	(3,632)	(11,445)	(147)	—	—
—	—	—	—	—	—	(1)	(1)	—	—	—

—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
(6,384)	(7,069)	(104,187)	(153,774)	(31,840)	(4,508)	(123,263)	(111,099)	(2,726)	—	—

102,789	173,449	743,435	1,276,299	649,744	711,444	998,870	975,088	206,992	86,333	207,501
5,926	6,549	96,256	143,816	30,458	4,323	103,955	99,105	2,541	—	—
(211,761)	(223,654)	(1,175,131)	(2,779,389)	(523,255)	(54,849)	(1,034,815)	(899,807)	(56,959)	(4,210)	(15,598)
(103,046)	(43,656)	(335,440)	(1,359,274)	156,947	660,918	68,010	174,386	152,574	82,123	191,903

16	28	8,103	8,717	—	—	1,773	158	—	—	—
1	—	411	420	—	—	29	8	—	—	—
(47)	—	(6,049)	(4,684)	—	—	(198)	(32)	—	—	—
(30)	28	2,465	4,453	—	—	1,604	134	—	—	—
(103,076)	(43,628)	(332,975)	(1,354,821)	156,947	660,918	69,614	174,520	152,574	82,123	191,903
(96,553)	(81,019)	(111,645)	(1,230,319)	199,986	677,723	214,752	213,738	157,357	83,568	191,055

233,792	314,811	2,464,404	3,694,723	677,723	—	1,290,164	1,076,426	83,568	—	—
$137,239	$233,792	$2,352,759	$2,464,404	$877,709	$677,723	$1,504,916	$1,290,164	$240,925	$83,568	$191,055
$791	$2,316	$(2,520)	$(3,504)	$99	$3	$8,158	$3,195	$12	$665	$—

SEI Institutional Managed Trust / Annual Report / September 30, 2010	147

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2010(11)	$10.00	$0.10		$0.80	$0.90	$(0.08)	$(0.05)	$(0.13)	$10.77	9.00%	$1,395,899	0.89%	0.89%	1.02%	0.96%	90%
Large Cap Value Fund
Class A
2010	$13.83	$0.21		$0.94	$1.15	$(0.23)	$—	$(0.23)	$14.75	8.43%	$1,504,082	0.89%	0.89%	0.98%	1.48%	64%
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86	0.86	0.97	1.74	36
2006	22.45	0.37		2.41	2.78	(0.37)	(1.32)	(1.69)	23.54	13.42	3,762,101	0.86	0.87	0.97	1.67	58
Class I
2010	$13.83	$0.18		$0.95	$1.13	$(0.20)	$—	$(0.20)	$14.76	8.23%	$10,358	1.11%	1.11%	1.24%	1.25%	64%
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
2006	22.43	0.31		2.42	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11	1.12	1.22	1.40	58
Large Cap Growth Fund
Class A
2010	$17.62	$0.12		$2.04	$2.16	$(0.12)	$—	$(0.12)	$19.66	12.29%	$1,602,130	0.89%	0.89%	1.03%	0.63%	83%
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86	0.86	1.02	0.26	55
2006	19.23	0.04		0.71	0.75	(0.03)	—	(0.03)	19.95	3.92	3,387,749	0.86	0.87	1.02	0.18	89
Class I
2010	$17.44	$0.08		$2.02	$2.10	$(0.07)	$—	$(0.07)	$19.47	12.06%	$7,953	1.11%	1.11%	1.28%	0.41%	83%
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
2006	19.04	(0.01)		0.72	0.71	—	—	—	19.75	3.73	27,780	1.11	1.12	1.27	(0.07)	89
Tax-Managed Large Cap Fund
Class A
2010	$10.19	$0.10		$0.84	$0.94	$(0.11)	$—	$(0.11)	$11.02	9.26%	$1,534,797	0.89%	0.89%	1.04%	0.95%	58%
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86	0.86	1.02	1.02	44
2006	11.78	0.11		0.90	1.01	(0.11)	—	(0.11)	12.68	8.58	2,373,507	0.86	0.87	1.02	0.91	65
Class Y
2010	$10.37	$0.01		$0.97	$0.98	$(0.11)	$—	$(0.11)	$11.24	9.54%	$2,980	0.56%	0.56%	0.74%	1.28%	58%
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44
2006	11.86	0.15		0.89	1.04	(0.11)	—	(0.11)	12.79	8.83	4,558	0.56	0.57	0.72	1.21	65

148	SEI Institutional Managed Trust / Annual Report / September 30, 2010

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2010	$29.01	$0.56	$2.29	$2.85	$(0.56)	$—	$(0.56)	$31.30	9.93%	$325,796	0.43%	0.43%	0.54%	1.85%	20%
2009	32.43	0.57	(3.12)	(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)	(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007(4)	41.45	0.34	3.09	3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40	0.40	0.43	1.55	2
2007(5)	38.38	0.63	3.70	4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40	0.40	0.43	1.59	6
2006(5)	36.21	0.56	3.47	4.03	(0.54)	(1.32)	(1.86)	38.38	11.32	614,246	0.40	0.40	0.43	1.49	18
Class E
2010	$29.12	$0.61	$2.29	$2.90	$(0.60)	$—	$(0.60)	$31.42	10.10%	$1,046,410	0.25%	0.25%	0.29%	2.02%	20%
2009	32.54	0.61	(3.12)	(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007(4)	41.57	0.30	3.17	3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007(5)	38.48	0.69	3.72	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
2006(5)	36.31	0.62	3.48	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49	1,684,857	0.25	0.25	0.53	1.65	18
Class I
2010	$29.07	$0.49	$2.29	$2.78	$(0.48)	$—	$(0.48)	$31.37	9.66%	$8,341	0.65%	0.65%	0.79%	1.63%	20%
2009	32.47	0.51	(3.12)	(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007(4)	41.51	0.28	3.09	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007(5)	38.43	0.53	3.71	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
2006(5)	36.26	0.47	3.46	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65	0.65	0.78	1.25	18
Small Cap Fund
Class A
2010(11)	$10.00	$0.01	$1.15	$1.16	$(0.01)	$(0.01)	$(0.02)	$11.14	11.64%	$223,978	1.14%	1.14%	1.29%	0.10%	115%
Small Cap Value Fund
Class A
2010	$13.66	$0.07	$1.82	$1.89	$(0.10)	$—	$(0.10)	$15.45	13.93%	$535,938	1.14%	1.15%	1.29%	0.46%	69%
2009	15.38	0.11	(1.62)	(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)	(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007	21.28	0.04	2.23	2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11	1.13	1.27	0.19	86
2006	21.58	0.05	1.97	2.02	(0.06)	(2.26)	(2.32)	21.28	10.34	1,160,178	1.11	1.13	1.27	0.31	72
Class I
2010	$13.56	$0.04	$1.81	$1.85	$(0.07)	$—	$(0.07)	$15.34	13.73%	$6,933	1.36%	1.37%	1.54%	0.25%	69%
2009	15.29	0.08	(1.62)	(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)	(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007	21.21	(0.01)	2.21	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
2006	21.52	—	1.98	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36	1.38	1.52	0.06	72
Small Cap Growth Fund
Class A
2010	$12.96	$(0.03)	$1.76	$1.73	$— (2)	$—	$—	$14.69	13.36%	$380,910	1.11%	1.11%	1.29%	(0.21)%	99%
2009	13.98	0.02	(1.04)	(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)	(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.56	(0.09)	3.44	3.35	—	—	—	21.91	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
2006	17.86	(0.07)	0.77	0.70	—	—	—	18.56	3.92	1,111,329	1.11	1.13	1.27	(0.40)	99
Class I
2010	$12.68	$(0.06)	$1.72	$1.66	$—	$—	$—	$14.34	13.09%	$3,703	1.36%	1.36%	1.54%	(0.45)%	99%
2009	13.71	(0.02)	(1.01)	(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007	18.32	(0.14)	3.39	3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135
2006	17.67	(0.12)	0.77	0.65	—	—	—	18.32	3.68	11,910	1.36	1.38	1.52	(0.65)	99
Tax-Managed Small Cap Fund
Class A
2010	$9.42	$0.03	$1.39	$1.42	$(0.03)	$—	$(0.03)	$10.81	15.05%	$300,343	1.11%	1.13%	1.29%	0.30%	75%
2009	10.16	0.04	(0.73)	(0.69)	(0.05)	—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)	(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)	(0.94)	(1.00)	14.14	16.00	416,945	1.11	1.14	1.27	0.31	72
2006	13.13	0.01	0.68	0.69	—	(0.72)	(0.72)	13.10	5.50	314,333	1.11	1.14	1.27	0.09	73

SEI Institutional Managed Trust / Annual Report / September 30, 2010	149

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Mid-Cap Fund
Class A
2010	$13.92	$0.08		$1.88	$1.96	$(0.08)		$—	$(0.08)	$15.80	14.13%	$124,569	1.02%	1.04%	1.04%	0.51%	185%
2009	14.87	0.11		(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11		(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	20.40	0.06		3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01	1.01	1.02	0.26	176
2006	20.29	0.14		1.49	1.63	(0.12)		(1.40)	(1.52)	20.40	8.50	90,208	1.01	1.01	1.03	0.67	135
Class I
2010	$13.92	$0.04		$1.89	$1.93	$(0.04)		$—	$(0.04)	$15.81	13.91%	$623	1.26%	1.28%	1.29%	0.30%	185%
2009	14.86	0.05		(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06		(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2010	$9.65	$0.14		$1.16	$1.30	$(0.14)		$—	$(0.14)	$10.81	13.61%	$415,669	1.00%	1.00%	1.29%	1.37%	53%
2009	11.25	0.13		(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10		(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	12.02	0.15		1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04	1.04	1.27	1.19	112
2006	11.41	0.10		0.75	0.85	(0.09)		(0.15)	(0.24)	12.02	7.64	303,523	1.11	1.11	1.27	0.91	133
Class I
2010	$9.63	$0.11		$1.17	$1.28	$(0.12)		$—	$(0.12)	$10.79	13.38%	$37	1.25%	1.25%	1.54%	1.08%	53%
2009	11.24	0.12		(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09		(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007(9)	13.54	0.01		(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
Class A
2010	$7.82	$0.13		$0.29	$0.42	$(0.03	)(2)	$—	$(0.03)	$8.21	5.37%	$330,526	1.11%	1.11%	1.31%	1.62%	91%
2009	9.07	0.12		(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12		(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007	10.37	0.17		0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11	1.11	1.32	1.56	119
2006(7)	10.00	0.02		0.35	0.37	—		—	—	10.37	3.70	94,951	1.10	1.10	1.30	1.22	13
Class I
2010	$7.76	$0.16		$0.25	$0.41	$(0.02	)(2)	$—	$(0.02)	$8.15	5.32%	$64	1.36%	1.36%	1.57%	2.00%	91%
2009	9.02	0.11		(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14		(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007(9)	11.45	0.01		(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2010	$8.14	$0.12		$1.10	$1.22	$(0.12)		$—	$(0.12)	$9.24	15.17%	$236,402	1.00%	1.00%	1.29%	1.39%	28%
2009	9.02	0.12		(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10		(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65
Real Estate Fund
Class A
2010	$9.42	$0.05		$2.46	$2.51	$(0.35	)(13)	$—	$(0.35)	$11.58	27.37%	$220,866	1.14%	1.15%	1.29%	0.50%	69%
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97
2008	18.20	0.13		(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13	1.13	1.27	0.86	52
2007	18.43	0.30		0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11	1.12	1.27	1.55	84
2006	14.86	0.23		4.15	4.38	(0.36)		(0.45)	(0.81)	18.43	30.44	192,674	1.11	1.12	1.27	1.39	65
Class I
2010	$9.41	$—	*	$2.49	$2.49	$(0.33	)(13)	$—	$(0.33)	$11.57	27.12%	$306	1.36%	1.37%	1.54%	0.00%	69%
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
2008(6)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36	1.36	1.52	0.86	52
Enhanced Income Fund
Class A
2010	$7.21	$0.18		$0.30	$0.48	$(0.23)		$—	$(0.23)	$7.46	6.78%	$137,223	0.60%	0.60%	1.06%	2.45%	77%
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
2008	9.92	0.49		(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60	0.60	1.04	5.40	42
2007	10.11	0.57		(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60	0.60	1.03	5.67	43
2006(7)	10.00	0.10		0.01	0.11	—		—	—	10.11	1.10	235,981	0.60	0.60	1.10	5.54	70
Class I
2010	$7.20	$0.16		$0.29	$0.45	$(0.20)		$—	$(0.20)	$7.45	6.35%	$16	0.85%	0.85%	1.33%	2.21%	77%
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85	0.85	1.29	4.82	42
2007(9)	10.25	0.15		(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09	1.09	1.56	5.78	43

150	SEI Institutional Managed Trust / Annual Report / September 30, 2010

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2010	$9.98	$0.44	$0.95	$1.39	$(0.44)	$—	$(0.44)	$10.93	14.25%	$2,335,314	0.67%	0.67%	0.85%	4.20%	283%
2009	9.37	0.50	0.62	1.12	(0.51)	—	(0.51)	9.98	12.55	2,450,746	0.67	0.67	0.86	5.42	329
2008	10.19	0.51	(0.82)	(0.31)	(0.51)	—	(0.51)	9.37	(3.25)	3,686,633	0.66	0.66	0.84	5.12	335
2007	10.29	0.50	(0.10)	0.40	(0.50)	—	(0.50)	10.19	4.00	4,600,629	0.64	0.64	0.84	4.89	413
2006	10.44	0.47	(0.11)	0.36	(0.48)	(0.03)	(0.51)	10.29	3.60	4,293,309	0.63	0.63	0.84	4.62	478
Class I
2010	$9.97	$0.41	$0.96	$1.37	$(0.42)	$—	$(0.42)	$10.92	14.01%	$17,445	0.89%	0.89%	1.10%	3.96%	283%
2009	9.36	0.48	0.62	1.10	(0.49)	—	(0.49)	9.97	12.32	13,658	0.89	0.89	1.11	5.21	329
2008	10.19	0.49	(0.84)	(0.35)	(0.48)	—	(0.48)	9.36	(3.58)	8,090	0.90	0.90	1.09	4.87	335
2007	10.29	0.41	(0.03)	0.38	(0.48)	—	(0.48)	10.19	3.74	12,890	0.89	0.89	1.09	3.96	413
2006	10.43	0.45	(0.11)	0.34	(0.45)	(0.03)	(0.48)	10.29	3.44	14,035	0.88	0.88	1.09	4.37	478
U.S. Fixed Income Fund
Class A
2010	$10.28	$0.33	$0.60	$0.93	$(0.36)	$(0.04)	$(0.40)	$10.81	9.22%	$877,709	0.66%	0.66%	0.86%	3.12%	299%
2009(8)	10.00	0.08	0.27	0.35	(0.07)	—	(0.07)	10.28	3.55	677,723	0.66	0.66	0.87	3.23	51
High Yield Bond Fund
Class A
2010	$6.52	$0.64	$0.74	$1.38	$(0.61)	$(0.02)	$(0.63)	$7.27	21.98%	$1,503,070	0.89%	0.89%	1.13%	9.22%	113%
2009	6.57	0.60	(0.02)	0.58	(0.56)	(0.07)	(0.63)	6.52	11.88	1,289,964	0.89	0.89	1.15	11.03	98
2008	8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88	0.88	1.13	8.73	69
2007	8.38	0.67	(0.11)	0.56	(0.68)	—	(0.68)	8.26	6.72	1,247,613	0.86	0.86	1.12	7.89	91
2006	8.50	0.65	(0.12)	0.53	(0.65)	—	(0.65)	8.38	6.51	1,068,711	0.86	0.86	1.12	7.69	126
Class I
2010	$6.53	$0.63	$0.74	$1.37	$(0.60)	$(0.02)	$(0.62)	$7.28	21.76%	$1,846	1.11%	1.11%	1.40%	8.96%	113%
2009	6.58	0.58	(0.01)	0.57	(0.55)	(0.07)	(0.62)	6.53	11.65	200	1.11	1.11	1.40	10.45	98
2008(6)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11	1.11	1.38	8.96	69
Real Return Fund
Class A
2010	$10.19	$0.12	$0.40	$0.52	$(0.19)	$(0.01)	$(0.20)	$10.51	5.20%	$240,925	0.45%	0.45%	0.86%	1.18%	94%
2009(8)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
Class A
2010(12)	$10.00	$(0.02)	$(0.05)	$(0.07)	$—	$—	$—	$9.93	(0.70)%	$191,055	0.50%	0.50%	2.19%	(0.42)%	49%

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on July 27, 2006. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(13)	Includes return of capital of $0.10.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	151

Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation and Multi-Strategy Alternative Funds (each a “Fund,” collectively the “Funds”) each of which are Diversified Funds, with the exception of the Real Estate Fund. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed, Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2010, the Prime Obligation Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

152	SEI Institutional Managed Trust / Annual Report / September 30, 2010

The Global Managed Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The Assets of the Multi-Strategy Alternative Fund consist primarily of the investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with Board-approved pricing procedures.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund adopted Financial Accounting Standards Board — Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”), effective September 30, 2010. This Update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	153

Notes to Financial Statements (Continued)

September 30, 2010

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. To the extent consistent with its Investment Objective and Strategies, a Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2010, if applicable.

Futures Contracts — All Funds, with the exception of the Real Estate, High Yield Bond, Real Return and Multi-Strategy Alternative Funds, utilized futures contracts during the year ended September 30, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of September 30, 2010, if applicable.

154	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. To the extent consistent with its Investment Objective and Strategies, a Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2010, if applicable.

Securities Sold Short — As consistent with each Fund’s investment objective, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of

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Notes to Financial Statements (Continued)

September 30, 2010

loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of September 30, 2010, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

156	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Restricted Securities — At September 30, 2010, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2010, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Scorpio Mining PIPE	20,800	10/06/09	10/06/09	$19	$19	0.01%
Titanium Asset Management PIPE	2,000	10/06/09	10/06/09	8	6	0.00

				$27	$25	0.01%

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$398	0.07%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$—	—%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	403	0.10
Titanium Asset Management Warrants	147,800	08/06/07	08/06/07	—	—	—
Value Creation	145,600	08/10/06	08/10/06	1,491	142	0.04

				$2,336	$545	0.14%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$404	0.18%

Enhanced Income Fund
JHT Holding, 2nd Lien	$39	12/16/08	12/16/08	$57	$38	0.03%

High Yield Bond Fund
Aventine Renewable Energy Holdings	$986	02/25/10	02/25/10	$919	$1,035	0.07%
Quebecore Media (Escrow Security)	$1,915	09/24/09	09/24/09	—	115	0.01
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	459	0.03

				$1,404	$1,609	0.11%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility and Multi-Strategy Alternative Funds; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bank-

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Notes to Financial Statements (Continued)

September 30, 2010

ruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of September 30, 2010, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $46.6 million, and is the seller (“providing protection”) on a total notional amount of $5.3 million,. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$66,081	—	—	$(51,340)	$14,741
Maximum potential amount of future payments	$4,280,000	—	—	$1,022,000	$5,302,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$2,800,000	—	—	—	$522,000	$3,322,000
> than 100	1,480,000	—	—	—	$500,000	$1,980,000
Total	$4,280,000	—	—	—	$1,022,000	$5,302,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments or Schedule of Investments and the Statement of Operations.

158	SEI Institutional Managed Trust / Annual Report / September 30, 2010

The fair value of derivative instruments as of September 30, 2010 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2010 ($ Thousands)			Year ended September 30, 2010 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

Tax-Managed Small Cap Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$9		Unrealized loss on forward foreign currency contracts	$46
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	374	*	Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$383			$46

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$80		Unrealized loss on forward foreign currency contracts	$1,549
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	190	*	Net Assets — Unrealized depreciation on futures contracts	47

Total Derivatives not accounted for as hedging instruments		$270			$1,596

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,194	*	Net Assets — Unrealized depreciation on futures contracts	$1,357	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	3,249	†
	Investments, at value	—		Options written, at value	484
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	828	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	1,191	†	Net Assets — Unrealized depreciation on swap contracts	8,322	†

Total Derivatives not accounted for as hedging instruments		$2,385			$14,240

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$8	*	Net Assets — Unrealized depreciation on futures contracts	$108	*
	Investments, at value	—		Options written, at value	88
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	1,063	†

Total Derivatives not accounted for as hedging instruments		$8			$1,259

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2010.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Value Fund
Equity contracts	$—	$—	$1,540	$—	$—	$1,540
Foreign exchange contracts	—	—	—	(8)	—	(8)
Total	$—	$—	$1,540	$(8)	$—	$1,532
Global Managed Volatility Fund
Equity contracts	$—	$—	$1,534	$—	$—	$1,534
Foreign exchange contracts	—	—	—	(7,052)	—	(7,052)
Total	$—	$—	$1,534	$(7,052)	$—	$(5,518)
Core Fixed Income Fund
Interest rate contracts	$395	$911	$13,399	$—	$(1,821)	$12,884
Credit contracts	—	—	—	—	(6,151)	(6,151)
Foreign exchange contracts	—	—	—	1,178	—	1,178
Total	$395	$911	$13,399	$1,178	$(7,972)	$7,911

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Notes to Financial Statements (Continued)

September 30, 2010

Derivatives Not Accounted for as Hedging Instruments:	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. Fixed Income Fund
Interest rate contracts	$—	$—	$(420)	$—	$—	$(420)
Credit contracts	—	—	—	—	(249)	(249)
Total	$—	$—	$(420)	$—	$(249)	$(669)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Small Cap Fund
Equity contracts	$—	$—	$179	$—	$—	$179
Foreign exchange contracts	—	—	—	(37)	—	(37)
Total	$—	$—	$179	$(37)	$—	$142
Global Managed Volatility Fund
Equity contracts	—	—	44	—	—	44
Foreign exchange contracts	$—	$—	$—	$(606)	$—	$(606)
Total	$—	$—	$44	$(606)	$—	$(562)
Core Fixed Income Fund
Interest rate contracts	$(2)	$(112)	(2,463)	$—	$(2,731)	$(5,308)
Credit contracts	—	—	—	—	11,402	11,402
Foreign exchange contacts	—	—	—	(911)	—	(911)
Total	$(2)	$(112)	$(2,463)	$(911)	$8,671	$5,183
U.S. Fixed Income Fund
Interest rate contracts	$(15)	$—	$(100)	$—	$—	$(115)
Credit contracts	—	—	—	—	(765)	(765)
Total	$(15)	$—	$(100)	$—	$(765)	$(880)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the year ended September 30, 2010 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	473	$562
Written	2,859	1,396
Expired	(732)	(260)
Closing buys	(2,153)	(1,297)
Balance at the end of period	447	$401

		U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	—	$—
Written	110	73
Expired	—	—
Closing buys	—	—
Balance at the end of period	110	$73

Written swaptions transactions entered into during the year ended September 30, 2010 are summarized as follows:

	Core Fixed Income Fund
	Notional Amount (Thousands)	Premium ($ Thousands)
Balance at the beginning of period	64,020	$2,471
Written	24,600	510
Expired	(26,040)	(693)
Closing buys	(62,580)	(2,288)
Balance at the end of period	—	$—

At September 30, 2010 the Funds had cash and/or securities at least equal to the value of written options.

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond, Real Return and Multi-Strategy

160	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Alternative Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y; 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%
Large Cap Value Fund, Class A	0.3500	0.8900
Large Cap Value Fund, Class I	0.3500	1.1100
Large Cap Growth Fund, Class A	0.4000	0.8900
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600
Small Cap Growth Fund, Class A	0.6500	1.1100
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small Cap Fund, Class A	0.6500	1.1100
Mid-Cap Fund, Class A	0.4000	1.0200
Mid-Cap Fund, Class I	0.4000	1.2600
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500
Global Managed Volatility Fund, Class A	0.6500	1.1100
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000%	0.8500%
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500
Multi-Strategy Alternative Fund, Class A	1.5000	0.5000

As of September 30, 2010, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
Analytic Investors, LLC
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management, LLC
Quantitative Management Associates LLC
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Lazard Asset Management LLC
Legg Mason Capital Management, Inc.
LSV Asset Management
Large Cap Growth Fund
Brown Investment Advisory Incorporated
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Neuberger Berman Management LLC
Tax-Managed Large Cap Fund
Aronson + Johnson + Ortiz, LP
Brown Investment Advisory Incorporated
Delaware Management Company
Legg Mason Capital Management Inc.
LSV Asset Management
Neuberger Berman Management LLC
Parametric Portfolio Associates
Quantitative Management Associates LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Integrity Asset Management, LLC
Los Angeles Capital Management and Equity Research, Inc.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Capital Group, LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Growth Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Janus Capital Management, LLC
Lee Munder Capital Group, LLC
Los Angeles Capital Management and Equity Research, Inc.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	161

Notes to Financial Statements (Continued)

September 30, 2010

Investment Sub-Adviser
Tax-Managed Small Cap Fund
Century Capital Management, LLC
Lee Munder Capital Group, LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
Wells Capital Management Inc.
Mid-Cap Fund
Lee Munder Capital Group, LLC
Quantitative Management Associates LLC
Wells Capital Management, Inc.
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
Aronson + Johnson + Ortiz, LP
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$79
Large Cap Value Fund	246
Large Cap Growth Fund	165
Tax-Managed Large Cap Fund	132
S&P 500 Index Fund	54
Small Cap Fund	5
Small Cap Value Fund	153
Small Cap Growth Fund	36
Tax-Managed Small Cap Fund	81
Mid-Cap Fund	152
Real Estate Fund	16

$1,119

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2010, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

162	SEI Institutional Managed Trust / Annual Report / September 30, 2010

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$214
Large Cap Value Fund	654
Tax-Managed Large Cap Fund	329
Small Cap Value Fund	594
Tax-Managed Small Cap Fund	184

$1,975

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2010, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years or period ended September 30, 2010

	Large Cap Fund(1)	Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/09 to 09/30/10	2010	2009	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	183,286	19,666	53,643	14,496	45,603	32,509	110,266	5,739	17,291
Shares Issued in Lieu of Cash Distributions	1,354	1,902	3,739	610	865	1,408	2,568	236	486
Shares Redeemed	(54,987)	(52,909)	(74,868)	(49,047)	(65,464)	(51,272)	(150,117)	(11,115)	(16,504)
Total Class A Transactions	129,653	(31,341)	(17,486)	(33,941)	(18,996)	(17,355)	(37,283)	(5,140)	1,273
Class E:
Shares Issued	—	—	—	—	—	—	—	8,945	11,627
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	587	865
Shares Redeemed	—	—	—	—	—	—	—	(5,625)	(7,857)
Total Class I Transactions	—	—	—	—	—	—	—	3,907	4,635
Class I:
Shares Issued	—	200	534	131	389	5	—	92	732
Shares Issued in Lieu of Cash Distributions	—	9	18	1	2	2	—	3	11
Shares Redeemed	—	(334)	(413)	(248)	(289)	(41)	—	(124)	(617)
Total Class I Transactions	—	(125)	139	(116)	102	(34)	—	(29)	126
Class Y:
Shares Issued	—	—	—	—	—	—	44	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	6	—	—
Shares Redeemed	—	—	—	—	—	—	(37)	—	—
Total Class Y Transactions	—	—	—	—	—	—	13	—	—
Increase (Decrease) in Share Transactions	129,653	(31,466)	(17,347)	(34,057)	(18,894)	(17,389)	(37,270)	(1,262)	6,034

SEI Institutional Managed Trust / Annual Report / September 30, 2010	163

Notes to Financial Statements (Continued)

September 30, 2010

	Small Cap Fund(1)	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund		Mid-Cap Fund
	10/01/09 to 09/30/10	2010	2009	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	43,949	12,391	25,312	9,938	20,496	11,004	25,443	7,278	6,949
Shares Issued in Lieu of Cash Distributions	53	275	1,004	2	10	64	182	43	81
Shares Redeemed	(23,903)	(24,708)	(34,603)	(20,925)	(29,258)	(11,156)	(29,105)	(8,052)	(6,927)
Total Class A Transactions	20,099	(12,042)	(8,287)	(10,985)	(8,752)	(88)	(3,480)	(731)	103
Class I:
Shares Issued	—	147	303	99	236	—	—	42	33
Shares Issued in Lieu of Cash Distributions	—	2	11	—	—	—	—	—	—
Shares Redeemed	—	(242)	(318)	(154)	(169)	—	—	(23)	(16)
Total Class I Transactions	—	(93)	(4)	(55)	67	—	—	19	17
Increase (Decrease) in Share Transactions	20,099	(12,135)	(8,291)	(11,040)	(8,685)	(88)	(3,480)	(712)	120

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009
Class A:
Shares Issued	19,047	42,006	25,777	32,422	12,259	26,871	12,707	36,459	13,933	25,463
Shares Issued in Lieu of Cash Distributions	479	604	101	—	275	241	652	809	814	950
Shares Redeemed	(20,567)	(43,906)	(12,968)	(27,602)	(8,110)	(16,652)	(17,761)	(32,102)	(28,772)	(32,330)
Total Class A Transactions	(1,041)	(1,296)	12,910	4,820	4,424	10,460	(4,402)	5,166	(14,025)	(5,917)
Class I:
Shares Issued	3	2	13	3	—	—	17	13	2	4
Shares Issued in Lieu of Cash Distributions	—		—		—		1		—
Shares Redeemed	(2)	—	(7)	(2)	—	—	(6)	(1)	(6)	—
Total Class I Transactions	1	2	6	1	—	—	12	12	(4)	4
Increase (Decrease) in Share Transactions	(1,040)	(1,294)	12,916	4,821	4,424	10,460	(4,390)	5,178	(14,029)	(5,913)

	Core Fixed Income Fund		U.S. Fixed Income Fund(2)		High Yield Bond Fund		Real Return Fund(2)		Multi-Strategy Alternative Fund(3)
	2010	2009	2010	2009	2010	2009	2010	2009	03/31/10 to 09/30/10
Class A:
Shares Issued	71,455	140,720	62,360	70,927	142,465	186,696	19,945	13,379	20,817
Shares Issued in Lieu of Cash Distributions	9,212	15,730	2,912	424	14,881	18,815	246	—	—
Shares Redeemed	(112,569)	(304,425)	(49,991)	(5,410)	(148,528)	(171,534)	(5,476)	(5,179)	(1,578)
Total Class A Transactions	(31,902)	(147,975)	15,281	65,941	8,818	33,977	14,715	8,200	19,239
Class I:
Shares Issued	772	968	—	—	247	28	—	—	—
Shares Issued in Lieu of Cash Distributions	40	45	—	—	4	2	—	—	—
Shares Redeemed	(584)	(508)	—	—	(29)	(6)	—	—	—
Total Class I Transactions	228	505	—	—	222	24	—	—	—
Increase (Decrease) in Share Transactions	(31,674)	(147,470)	15,281	65,941	9,040	34,001	14,715	8,200	19,239
(1)	Commenced operations on October 1, 2009.
(2)	Commenced operations on July 2, 2009.
(3)	Commenced operations on March 31, 2010.
Amounts designated as “—” are zero or have been rounded to zero.

164	SEI Institutional Managed Trust / Annual Report / September 30, 2010

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year or period ended September 30, 2010, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund(1)
Purchases	$—	$2,321,856	$2,321,856
Sales	—	1,081,156	1,081,156
Large Cap Value Fund
Purchases	—	1,061,963	1,061,963
Sales	—	1,451,643	1,451,643
Large Cap Growth Fund
Purchases	—	1,450,906	1,450,906
Sales	—	2,103,638	2,103,638
Tax-Managed Large Cap Fund
Purchases	—	884,586	884,586
Sales	—	1,073,302	1,073,302
S&P 500 Index Fund
Purchases	—	262,426	262,426
Sales	—	296,411	296,411
Small Cap Fund(1)
Purchases	—	446,840	446,840
Sales	—	265,450	265,450
Small Cap Value Fund
Purchases	—	377,218	377,218
Sales	—	497,750	497,750
Small Cap Growth Fund
Purchases	—	384,369	384,369
Sales	—	498,812	498,812
Tax-Managed Small Cap Fund
Purchases	—	207,997	207,997
Sales	—	204,827	204,827
Mid-Cap Fund
Purchases	—	241,394	241,394
Sales	—	249,982	249,982
U.S. Managed Volatility Fund
Purchases	—	188,607	188,607
Sales	—	191,703	191,703
Global Managed Volatility Fund
Purchases	—	312,754	312,754
Sales	—	224,814	224,814
Tax-Managed Managed Volatility
Purchases	—	91,300	91,300
Sales	—	52,034	52,034
Real Estate Fund
Purchases	—	134,570	134,570
Sales	—	172,889	172,889
Enhanced Income Fund
Purchases	47,260	10,448	57,708
Sales	71,859	45,094	116,953
Core Fixed Income Fund
Purchases	5,728,240	818,870	6,547,110
Sales	5,660,545	1,134,111	6,794,656
U.S Fixed Income Fund
Purchases	1,926,777	527,039	2,453,816
Sales	1,873,947	418,356	2,292,303
High Yield Bond Fund
Purchases	—	1,388,030	1,388,030
Sales	597	1,340,160	1,340,757
Real Return Fund
Purchases	290,942	—	290,942
Sales	140,641	—	140,641
Multi-Strategy Alternative Fund(2)
Purchases	—	250,513	250,513
Sales	—	65,434	65,434

(1)	For the period October 1, 2009 through September 30, 2010.
(2)	For the period March 31, 2010 through September 30, 2010.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, investments in partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, expiration of capital losses, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2010:

	Paid-in-Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(loss) ($ Thousands)
Large Cap Fund	$—	$214	$(214)
Large Cap Value Fund	—	435	(435)
Large Cap Growth Fund	(391,946)	181	391,765
Tax-Managed Large Cap Fund	(52,276)	280	51,996
S&P 500 Index Fund	—	238	(238)
Small Cap Fund	—	133	(133)
Small Cap Value Fund	—	1,309	(1,309)
Small Cap Growth Fund	(893)	930	(37)
Tax-Managed Small Cap Fund	—	120	(120)
Mid-Cap Fund	—	80	(80)
U.S. Managed Volatility Fund	—	118	(118)
Global Managed Volatility Fund	(10,124)	3,159	6,965
Tax-Managed Managed Volatility Fund	—	60	(60)
Real Estate Fund	(2,158)	3,642	(1,484)
Enhanced Income Fund	—	597	(597)
Core Fixed Income Fund	4	2,389	(2,393)
U.S. Fixed Income Fund	—	2,408	(2,408)
High Yield Bond Fund	(68,652)	(1,031)	69,683
Real Return Fund	—	49	(49)
Multi-Strategy Alternative Fund	(315)	315	—

SEI Institutional Managed Trust / Annual Report / September 30, 2010	165

Notes to Financial Statements (Continued)

September 30, 2010

The tax character of dividends and distributions paid during the years or periods ended September 30, 2010 and September 30, 2009 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2010	$12,021	$2,478	$—	$14,499
Large Cap Value Fund	2010	28,384	—	—	28,384
	2009	47,585	—	—	47,585
Large Cap Growth Fund	2010	11,957	—	—	11,957
	2009	13,318	—	—	13,318
Tax-Managed Large Cap Fund	2010	16,047	—	—	16,047
	2009	24,031	—	—	24,031
S&P 500 Index Fund	2010	25,920	—	—	25,920
	2009	25,778	10,295	—	36,073
Small Cap Fund	2010	553	14	—	567
Small Cap Value Fund	2010	4,161	—	—	4,161
	2009	7,732	3,167	—	10,899
Small Cap Growth Fund	2010	—	—	30	30
	2009	98	—	—	98
Tax-Managed Small Cap Fund	2010	727	—	—	727
	2009	1,496	—	—	1,496
Mid-Cap Fund	2010	729	—	—	729
	2009	1,064	—	—	1,064
U.S. Managed Volatility Fund	2010	5,225	—	—	5,225
	2009	5,650	—	—	5,650
Global Managed Volatility Fund	2010	792	—	72	864
	2009	—	—	—	—
Tax-Managed Managed Volatility Fund	2010	2,727	—	—	2,727
	2009	2,063	—	—	2,063
Real Estate Fund	2010	5,233	—	2,158	7,391
	2009	6,053	—	37	6,090
Enhanced Income Fund	2010	6,384	—	—	6,384
	2009	7,069	—	—	7,069
Core Fixed Income Fund	2010	104,187	—	—	104,187
	2009	153,774	—	—	153,774
U.S. Fixed Income Fund	2010	31,840	—	—	31,840
	2009	4,508	—	—	4,508
High Yield Bond Fund	2010	123,263	—	—	123,263
	2009	111,099	—	—	111,099
Real Return Fund	2010	2,708	18	—	2,726
	2009	—	—	—	—
Multi-Strategy Alternative Fund	2010	—	—	—	—

As of September 30, 2010, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$38,193	$3,149	$—	$—	$—	$69,723	$4	$111,069
Large Cap Value Fund	5,204	—	(467,196)	—	—	27,152	42	(434,798)
Large Cap Growth Fund	2,327	—	(945,954)	—	—	245,421	18	(698,188)
Tax-Managed Large Cap Fund	3,421	—	(536,739)	—	—	173,866	127	(359,325)
S&P 500 Index Fund	6,451	—	(36,908)	—	—	556,171	61	525,775
Small Cap Fund	16,585	2,064	—	—	(7)	20,429	(56)	39,015
Small Cap Value Fund	1,690	—	(170,341)	—	(4)	38,358	23	(130,274)
Small Cap Growth Fund	—	—	(302,411)	—	—	47,634	(26)	(254,803)

166	SEI Institutional Managed Trust / Annual Report / September 30, 2010

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tax-Managed Small Cap Fund	$357	$—	$(75,231)	$—	$(41)	$41,201	$37	$(33,677)
Mid-Cap Fund	225	—	(36,468)	—	—	3,639	7	(32,597)
U.S. Managed Volatility Fund	1,165	—	(97,947)	—	—	52,940	—	(43,842)
Global Managed Volatility Fund	—	—	(59,056)	—	(7,444)	26,915	1,469	(38,116)
Tax-Managed Managed Volatility Fund	656	—	(13,382)	—	—	32,893	—	20,167
Real Estate Fund	501	—	(81,452)	—	(2)	35,763	771	(44,419)
Enhanced Income Fund	793	—	(97,442)	(27,703)	—	(4,040)	—	(128,392)
Core Fixed Income Fund	6,212	—	(39,694)	—	(153)	(42,536)	(7,037)	(83,208)
U.S. Fixed Income Fund	23,559	3,018	—	—	—	35,456	(2,189)	59,844
High Yield Bond Fund	17,463	—	(215,140)	(43,513)	—	33,463	(9,321)	(217,048)
Real Return Fund	1,945	—	—	(20)	—	4,296	7	6,228
Multi-Strategy Alternative Fund	—	—	—	(1,941)	—	1,408	—	(533)

Post October losses represent losses realized on investment transactions from November 1, 2009 through September 30, 2010 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$405,498	$61,698	$—	$—	$—	$—	$—	$—	$467,196
Large Cap Growth Fund	248,707	64,163	—	—	—	—	7,113	625,971	945,954
Tax-Managed Large Cap Fund	264,576	52,636	—	—	—	—	16,066	203,461	536,739
S&P 500 Index Fund	31,068	5,840	—	—	—	—	—	—	36,908
Small Cap Value Fund	110,451	59,890	—	—	—	—	—	—	170,341
Small Cap Growth Fund	182,805	119,606	—	—	—	—	—	—	302,411
Tax-Managed Small Cap Fund	51,034	24,197	—	—	—	—	—	—	75,231
Mid-Cap Fund	14,526	21,639	303	—	—	—	—	—	36,468
U.S. Managed Volatility Fund	77,428	20,519	—	—	—	—	—	—	97,947
Global Managed Volatility Fund	31,064	27,992	—	—	—	—	—	—	59,056
Tax-Managed Managed Volatility Fund	8,357	5,025	—	—	—	—	—	—	13,382
Real Estate Fund	—	79,002	2,450	—	—	—	—	—	81,452
Enhanced Income Fund	61,655	31,834	3,427	526	—	—	—	—	97,442
Core Fixed Income Fund	—	2,581	—	37,113	—	—	—	—	39,694
High Yield Bond Fund	61,490	63,877	3,037	21,474	8,149	—	—	57,113	215,140

During the year ended September 30, 2010, the Core Fixed Income Fund utilized $13,229 ($ Thousands) of capital loss carryforward to offset capital gains.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	167

Notes to Financial Statements (Concluded)

September 30, 2010

For Federal income tax purposes, the cost of securities owned at September 30, 2010, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to straddies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2010, were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,420,532	$126,508	$(56,785)	$69,723
Large Cap Value Fund	1,621,626	231,051	(203,899)	27,152
Large Cap Growth Fund	1,469,136	321,333	(75,912)	245,421
Tax-Managed Large Cap Fund	1,494,426	334,301	(160,435)	173,866
S&P 500 Index Fund	1,018,545	633,526	(77,355)	556,171
Small Cap Fund	247,445	31,643	(11,214)	20,429
Small Cap Value Fund	642,482	104,930	(66,572)	38,358
Small Cap Growth Fund	441,753	83,875	(36,241)	47,634
Tax-Managed Small Cap Fund	376,362	64,858	(23,620)	41,238
Mid-Cap Fund	147,248	12,566	(8,927)	3,639
U.S. Managed Volatility Fund	361,080	65,812	(12,872)	52,940
Global Managed Volatility Fund	297,835	33,763	(5,353)	28,410
Tax-Managed Managed Volatility Fund	208,143	39,788	(6,895)	32,893
Real Estate Fund	274,514	67,195	(31,432)	35,763
Enhanced Income Fund	144,407	2,181	(6,221)	(4,040)
Core Fixed Income Fund	2,634,386	144,542	(176,711)	(32,169)
U.S. Fixed Income Fund	916,116	39,511	(2,992)	36,519
High Yield Bond Fund	1,491,107	96,305	(61,798)	34,507
Real Return Fund	244,814	4,581	(285)	4,296
Multi-Strategy Alternative Fund	190,896	1,931	(523)	1,408

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

168	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Managed Trust, comprising the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, and Multi-Strategy Alternative Fund (twenty of the funds constituting the SEI Institutional Managed Trust, collectively, the “Funds”) as of September 30, 2010, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 29, 2010

SEI Institutional Managed Trust / Annual Report / September 30, 2010	169

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 30, 2010.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee, Limited, and SEI Structured Credit Fund, L.P.
William M. Doran 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee, Limited, SEI — Unit Trust Management (UK) Limited, and SEI Asset Korea Co., Limited.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 79 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

170	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P. Member of the independent review committee for SEI’s Canadian registered mutual funds.
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 53 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 68 yrs. old	Trustee	since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Director of Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009.	81	Director of St. Joseph’s Translation Research Institute; Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005.	N/A	N/A

SEI Institutional Managed Trust / Annual Report / September 30, 2010	171

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust,SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark 2004-2007.	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 34 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney Drinker Biddle & Reath, LLP May 2005-October 2008.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, since 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

172	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$980.90	0.89%	$4.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$976.40	0.89%	$4.41
Class I Shares	1,000.00	975.60	1.11	5.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.40	0.89%	$4.46
Class I Shares	1,000.00	999.60	1.11	5.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62

	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$981.50	0.89%	$4.42
Class Y Shares	1,000.00	982.90	0.56	2.78
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class Y Shares	1,000.00	1,022.26	0.56	2.84
S &P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$985.80	0.43%	$2.14
Class E Shares	1,000.00	986.30	0.25	1.24
Class I Shares	1,000.00	984.40	0.65	3.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Class E Shares	1,000.00	1,023.82	0.25	1.27
Class I Shares	1,000.00	1,021.81	0.65	3.29
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$994.60	1.14%	$5.70
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77

SEI Institutional Managed Trust / Annual Report / September 30, 2010	173

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.30	1.14%	$5.73
Class I Shares	1,000.00	1,002.60	1.36	6.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Class I Shares	1,000.00	1,018.25	1.36	6.88
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.50	1.11%	$5.58
Class I Shares	1,000.00	1,004.20	1.36	6.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Class I Shares	1,000.00	1,018.25	1.36	6.88
Tax-Managed Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.20	1.11%	$5.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,004.80	1.02%	$5.13
Class I Shares	1,000.00	1,004.00	1.26	6.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.02%	$5.16
Class I Shares	1,000.00	1,018.75	1.26	6.38
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,021.10	1.00%	$5.07
Class I Shares	1,000.00	1,019.40	1.25	6.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.06
Class I Shares	1,000.00	1,018.80	1.25	6.33
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.40	1.11%	$5.56
Class I Shares	1,000.00	996.30	1.36	6.81
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Class I Shares	1,000.00	1,018.25	1.36	6.88
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,031.40	1.00%	$5.09
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.06
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,077.30	1.14%	$5.94
Class I Shares	1,000.00	1,076.60	1.36	7.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Class I Shares	1,000.00	1,018.25	1.36	6.88
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.70	0.60%	$3.02
Class I Shares	1,000.00	1,005.00	0.85	4.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.06	0.60%	$3.04
Class I Shares	1,000.00	1,020.81	0.85	4.31
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,075.60	0.67%	$3.49
Class I Shares	1,000.00	1,073.50	0.89	4.63
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.71	0.67%	$3.40
Class I Shares	1,000.00	1,020.61	0.89	4.51

	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Annualized Expense Ratios	Expense Paid During Period*
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.50	0.66%	$3.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.76	0.66%	$3.35
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,066.00	0.89%	$4.61
Class I Shares	1,000.00	1,064.60	1.11	5.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,020.90	0.45%	$2.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$993.00	0.50%	$2.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.56	0.50%	$2.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

174	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”), provides direct investment management services for the Multi-Strategy Alternative Fund and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of certain Funds, except for the Multi-Strategy Alternative Fund, which is directly managed by SIMC. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the June 22-23, 2010 and September 14-15, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. Additionally, during a meeting of the Board of Trustees held on March 24-25,

SEI Institutional Managed Trust / Annual Report / September 30, 2010	175

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

2010, the Board, including the Independent Trustees, considered a proposal to approve a Sub-Advisory Agreement with LSV Asset Management, an affiliate of SIMC and the Funds, to serve as sub-adviser to certain Funds (the “Proposal”). SIMC determined that the affected Funds would benefit from the sub-advisory services of LSV and that LSV’s unique strategy and strong collaborative research efforts would aide the affected Funds in seeking to achieve their investment goals. At the March 24-25, 2010 meeting, the Board, including all of the Independent Trustees, unanimously approved this Proposal, subject to approval of the affected Funds’ shareholders. The Board concluded, in the exercise of its reasonable judgment, that the Proposal was fair and reasonable in relation to the services expected to be provided to each of the affected Funds and that approval of the Proposal would be in the best interests of the shareholders of each of the affected Funds. The affected Funds’ shareholders approved the Proposal at a meeting of the shareholders held on August 26, 2010. The Board’s approval of both the Proposal and the Investment Advisory Agreements was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent

176	SEI Institutional Managed Trust / Annual Report / September 30, 2010

total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Annual Report / September 30, 2010	177

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2010, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2010, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2010, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	Return of Capital	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	17%	83%	0%	100%	41%
Large Cap Value Fund	0%	100%	0%	100%	100%
Large Cap Growth Fund	0%	100%	0%	100%	100%
Tax-Managed Large Cap Fund	0%	100%	0%	100%	100%
S&P 500 Index Fund	0%	100%	0%	100%	82%
Small Cap Fund	2%	98%	0%	100%	13%
Small Cap Value Fund	0%	100%	0%	100%	87%
Small Cap Growth Fund	0%	0%	100%	0%	0%
Tax-Managed Small Cap Fund	0%	100%	0%	100%	100%
Mid-Cap Fund	0%	100%	0%	100%	100%
U.S. Managed Volatility Fund	0%	100%	0%	100%	100%
Global Managed Volatility Fund	0%	92%	8%	100%	99%
Tax-Managed Managed Volatility	0%	100%	0%	100%	100%
Real Estate Fund(6)	0%	70%	30%	100%	0%
Enhanced Income Fund	0%	100%	0%	100%	0%
Core Fixed Income Fund	0%	100%	0%	100%	0%
U.S. Fixed Income Fund	0%	100%	0%	100%	0%
High Yield Bond Fund	0%	100%	0%	100%	0%
Real Return Fund	1%	99%	0%	100%	0%
Multi-Strategy Alternative Fund	0%	0%	0%	0%	0%

Fund	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	40%	1%	1%	100%
Large Cap Value Fund	100%	1%	1%	0%
Large Cap Growth Fund	100%	1%	1%	0%
Tax-Managed Large Cap Fund	100%	1%	1%	0%
S&P 500 Index Fund	91%	1%	1%	0%
Small Cap Fund	12%	1%	1%	100%
Small Cap Value Fund	88%	1%	1%	0%
Small Cap Growth Fund	0%	0%	0%	0%
Tax-Managed Small Cap Fund	100%	1%	1%	0%
Mid-Cap Fund	100%	1%	1%	0%
U.S. Managed Volatility Fund	100%	1%	1%	0%
Global Managed Volatility Fund	100%	0%	1%	0%
Tax-Managed Managed Volatility	100%	1%	1%	0%
Real Estate Fund(6)	0%	0%	0%	0%
Enhanced Income Fund	0%	9%	99%	0%
Core Fixed Income Fund	0%	10%	97%	0%
U.S. Fixed Income Fund	0%	9%	60%	100%
High Yield Bond Fund	0%	0%	94%	0%
Real Return Fund	0%	2%	2%	100%
Multi-Strategy Alternative Fund	0%	0%	0%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6)	Information reflects Fund activity based on Fund’s December 31, 2009 tax reporting year.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

178	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Shareholder Voting Results (Unaudited)

At a special meeting held on August 26, 2010, the shareholders of the SIMT U.S. Managed Volatility Fund (the “Fund”), voted on the proposal listed below. The results of the voting were as follows:

Proposal 1: With respect to the Fund, to appoint LSV Asset Management as a sub-advisor to the Fund and approve a Sub-Advisory Agreement between the Advisor and LSV Asset Management with respect to the Fund.

U.S. Managed Volatility Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	18,761,844.93	54.09%	96.34%
Against	270,909.01	0.78%	1.39%
Abstain	441,383.61	1.27%	2.27%

Total	19,474,137.55	56.14%	100.00%

At a special meeting held on August 26, 2010, the shareholders of the SIMT Tax-Managed Managed Volatility Fund (the “Fund”), voted on the proposal listed below. The results of the voting were as follows:

Proposal 1: With respect to the Fund, to appoint LSV Asset Management as a sub-advisor to the Fund and approve a Sub-Advisory Agreement between the Advisor and LSV Asset Management with respect to the Fund.

Tax-Managed Managed Volatility Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	11,823,053.16	51.37%	95.80%
Against	159,961.55	0.70%	1.30%
Abstain	358,224.93	1.56%	2.90%

Total	12,341,239.64	53.63%	100.00%

SEI Institutional Managed Trust / Annual Report / September 30, 2010	179

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-087 (9/10)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s board of trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (KPMG) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for fiscal year 2010 and for fiscal year 2009 as follows:

		Fiscal Year 2010				Fiscal Year 2009
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved		All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$513,500	$0		N/A	$486,000		$0	N/A
(b)	Audit-Related Fees	$0	$0		N/A	$0		$0	N/A
(c)	Tax Fees	$0	$139,500	(3)	N/A	$89,100	(2)	$0	N/A
(d)	All Other Fees (3)	$0	$229,500		N/A	$0		$244,500	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Review of Federal income tax returns of the Registrant.

(3)	See section (g)(1).

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre- approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2010	FYE 2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2010 and fiscal year 2009 were $369,000 and $333,600, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant’s board of trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund and Multi-Strategy Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 11.8%
99 Cents Only Stores *	10,800	$204
Amazon.com *	106,740	16,764
Apollo Group, Cl A *	54,500	2,799
Asbury Automotive Group *	2,000	28
Autoliv	18,700	1,222
Autozone *	3,600	824
Best Buy (A)	128,330	5,240
Big Lots *	19,300	642
BorgWarner * (A)	45,503	2,394
Burger King Holdings	1,220	29
Carnival	32,200	1,230
CBS, Cl B (A)	48,300	766
CEC Entertainment *	3,000	103
Chico’s FAS (A)	41,500	437
Coach	111,154	4,775
Comcast, Cl A	367,186	6,639
Darden Restaurants	13,000	556
Deckers Outdoor *	4,300	215
DeVry	4,500	221
DIRECTV, Cl A *	138,987	5,786
DISH Network, Cl A	19,800	379
Dollar Tree *	19,650	958
Eastman Kodak * (A)	414,100	1,739
Federal Mogul, Cl A *	3,500	66
Finish Line, Cl A	9,200	128
Ford Motor * (A)	479,077	5,864
Fossil *	9,000	484
Gannett (A)	47,000	575
Gap	107,200	1,998
Garmin (A)	25,700	780
Gentex	13,300	259
Genuine Parts	1,500	67
H&R Block (A)	33,859	439
Helen of Troy *	13,100	331
Home Depot (A)	22,200	703
International Speedway, Cl A	2,900	71
iRobot *	3,000	56
J.C. Penney	20,500	557
Johnson Controls	56,000	1,708
Kirkland’s *	3,700	51
Kohl’s *	1,800	95
Leggett & Platt	15,900	362
Liberty Global, Cl A * (A)	18,800	579
Liberty Media - Interactive, Cl A *	14,600	200
Liberty Media - Starz, Ser A *	10,100	655
Lincoln Educational Services *	7,300	105
LKQ * (A)	22,000	457
Lowe’s	128,300	2,860
Macy’s	107,900	2,491
Mattel	18,900	444
McDonald’s	78,618	5,858
National Presto Industries	900	96
NetFlix * (A)	40,612	6,586
News, Cl A	158,700	2,073
Nike, Cl B (A)	87,900	7,044
Nordstrom (A)	56,200	2,090
Oxford Industries	8,400	200
PetSmart	69,737	2,441

Description	Shares	Market Value ($ Thousands)

Polaris Industries (A)	15,300	$996
priceline.com *	26,135	9,104
RadioShack	28,900	616
Ross Stores (A)	21,000	1,147
Sears Holdings * (A)	4,100	296
Skechers U.S.A., Cl A *	5,000	118
Staples	167,900	3,513
Starbucks	158,358	4,051
Target	89,404	4,778
Tempur-Pedic International * (A)	24,400	756
Thor Industries (A)	15,100	504
Timberland, Cl A *	4,400	87
Time Warner	474,704	14,550
Time Warner Cable, Cl A	73,258	3,955
TJX	20,900	933
TRW Automotive Holdings * (A)	35,900	1,492
VF (A)	43,312	3,509
Viacom, Cl B	136,786	4,950
WABCO Holdings *	6,500	273
Walt Disney	71,600	2,371
Warnaco Group *	3,500	179
Whirlpool	19,700	1,595
Wolverine World Wide	2,800	81
Yum! Brands	38,200	1,760

		164,337

Consumer Staples — 8.7%
Altria Group	73,700	1,770
Archer-Daniels-Midland	76,900	2,455
Brown-Forman, Cl B	19,000	1,171
Bunge (A)	10,400	615
Campbell Soup (A)	21,800	779
Clorox (A)	6,533	436
Coca-Cola	179,395	10,498
Colgate-Palmolive	71,282	5,479
ConAgra Foods	49,600	1,088
Corn Products International	8,900	334
CVS Caremark	128,000	4,028
Dean Foods * (A)	22,100	226
Del Monte Foods	40,800	535
Diageo ADR (A)	60,700	4,189
Dr Pepper Snapple Group	3,400	121
Herbalife	25,800	1,557
Hershey (A)	37,498	1,784
Kellogg	114,400	5,778
Kimberly-Clark	48,899	3,181
Kraft Foods, Cl A	22,900	707
Kroger	120,800	2,617
Lorillard	10,300	827
Mead Johnson Nutrition, Cl A	60,506	3,443
Molson Coors Brewing, Cl B	15,800	746
NBTY *	874	48
Nu Skin Enterprises, Cl A	2,800	81
PepsiCo	139,190	9,248
Philip Morris International	134,229	7,520
Prestige Brands Holdings *	11,500	114
Procter & Gamble	387,679	23,249
Ralcorp Holdings *	3,000	175
Reynolds American	37,166	2,207
Safeway (A)	109,900	2,325
Sara Lee	109,959	1,477

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Smart Balance *	9,000	$35
Smithfield Foods * (A)	12,200	205
SUPERVALU (A)	67,954	784
SYSCO (A)	29,500	841
Tyson Foods, Cl A	293,796	4,707
Walgreen	211,605	7,089
Wal-Mart Stores	125,372	6,710

		121,179

Energy — 8.6%
Apache	65,610	6,414
Atwood Oceanics *	18,400	560
BP ADR	5,000	206
Cameron International *	60,677	2,607
Canadian Natural Resources	86,860	3,005
Chesapeake Energy	86,000	1,948
Chevron	283,069	22,943
Complete Production Services *	3,500	72
ConocoPhillips	278,447	15,991
Continental Resources * (A)	2,600	121
Denbury Resources *	64,719	1,028
Devon Energy	67,939	4,398
Diamond Offshore Drilling (A)	10,200	691
Dresser-Rand Group *	9,900	365
EOG Resources (A)	51,000	4,741
Exxon Mobil	176,724	10,920
Frontier Oil	15,700	210
Frontline	7,094	202
Halliburton	139,300	4,607
Helmerich & Payne	7,500	303
Hess	40,100	2,371
Holly	8,100	233
Marathon Oil	185,877	6,153
Mariner Energy *	1,446	35
Murphy Oil	38,000	2,353
Nabors Industries *	19,800	358
National Oilwell Varco	64,700	2,877
Nexen	43,100	866
Noble	16,100	544
Occidental Petroleum	30,800	2,412
Oil States International *	21,000	978
Patterson-UTI Energy	47,300	808
Range Resources	43,879	1,673
Rowan * (A)	20,600	625
RPC	10,500	222
Schlumberger	42,089	2,593
Southwestern Energy *	50,363	1,684
Sunoco (A)	24,400	891
Transocean *	117,200	7,535
Unit *	17,600	656
Valero Energy	135,895	2,379
Williams	48,800	933

		120,511

Financials — 15.0%
Aflac	69,600	3,599
Agree Realty †	3,400	86
Allied World Assurance Holdings	3,184	180
Allstate	80,600	2,543
American Express	228,800	9,617

Description	Shares	Market Value ($ Thousands)

American Financial Group	32,500	$994
American International Group * (A)	13,600	532
Ameriprise Financial	50,700	2,400
Annaly Capital Management † (A)	38,300	674
Apartment Investment & Management, Cl A †	49,500	1,058
Ares Capital	4,634	72
Ashford Hospitality Trust * †	4,500	41
Assurant	41,700	1,697
Axis Capital Holdings	29,700	978
Bancorp Rhode Island	900	25
Bank of America	1,175,212	15,407
Bank of Hawaii	18,100	813
Bank of New York Mellon	120,500	3,149
Berkshire Hathaway, Cl B *	106,700	8,822
Brandywine Realty Trust †	48,800	598
Brookfield Asset Management, Cl A	25,100	712
Capital One Financial	107,000	4,232
Chimera Investment †	1,060,985	4,191
Chubb	66,400	3,784
Citigroup *	2,726,500	10,633
CME Group	14,900	3,881
CNA Financial *	25,700	719
CNA Surety *	1,600	29
Comerica (A)	17,200	639
CommonWealth REIT †	31,550	808
Community Trust Bancorp	1,400	38
Compass Diversified Holdings	7,000	113
Credicorp	9,300	1,059
E*Trade Financial *	8,500	123
East West Bancorp	91,505	1,490
Endurance Specialty Holdings (A)	33,500	1,333
Everest Re Group	30,900	2,672
Fifth Third Bancorp	69,400	835
First Citizens BancShares, Cl A	2,031	376
First Commonwealth Financial	23,300	127
First Community Bancshares	2,500	32
Franklin Resources	12,700	1,358
Fulton Financial	96,175	871
General Growth Properties †	3,776	59
General Motors Financial *	987	24
Goldman Sachs Group	100,265	14,496
Hartford Financial Services Group	47,900	1,099
Hersha Hospitality Trust †	19,500	101
Hospitality Properties Trust †	59,900	1,338
Hudson City Bancorp	92,000	1,128
Huntington Bancshares	130,200	738
IntercontinentalExchange *	36,900	3,864
Invesco Mortgage Capital †	27,900	600
Jones Lang LaSalle	9,700	837
JPMorgan Chase	565,585	21,532
M&T Bank	801	66
Maiden Holdings	16,400	125
MetLife	79,800	3,068
MFA Financial †	79,000	603
Montpelier Re Holdings	13,300	230
Moody’s (A)	31,600	790

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Morgan Stanley	116,004	$2,863
Nelnet, Cl A	6,000	137
New York Community Bancorp (A)	195,858	3,183
NewStar Financial *	4,400	33
NYSE Euronext	120,100	3,431
Oppenheimer Holdings, Cl A	1,600	45
Parkway Properties †	8,700	129
Phoenix *	15,700	33
PNC Financial Services Group	155,809	8,088
Presidential Life	7,200	71
Prudential Financial	83,215	4,509
Public Storage †	13,800	1,339
Ramco-Gershenson Properties †	5,000	53
Rayonier †	11,040	553
Regions Financial	18,484	134
Reinsurance Group of America, Cl A	14,500	700
RenaissanceRe Holdings (A)	28,115	1,686
Resource Capital †	78,000	495
SCBT Financial	3,000	94
Senior Housing Properties Trust †	28,600	672
SLM * (A)	18,100	209
State Street	68,300	2,572
Sunstone Hotel Investors * †	34,800	316
Symetra Financial	4,300	45
T. Rowe Price Group (A)	16,300	816
Taubman Centers †	18,900	843
Torchmark	29,900	1,589
Travelers	81,960	4,270
Unitrin	7,800	190
Unum Group	85,400	1,892
US Bancorp	199,400	4,311
Vornado Realty Trust †	13,600	1,163
Washington Federal	17,800	271
Weingarten Realty Investors † (A)	25,800	563
Wells Fargo	664,100	16,689
WesBanco	5,000	82
XL Group, Cl A (A)	38,900	843

		208,950

Health Care — 13.2%
Abbott Laboratories	140,706	7,351
Aetna	186,900	5,908
Allergan	135,417	9,009
Allscripts Healthcare Solutions *	7,500	138
AmerisourceBergen	97,728	2,996
Amgen *	276,647	15,246
Becton Dickinson	18,700	1,386
Biogen Idec *	58,045	3,257
Bristol-Myers Squibb	153,900	4,172
Bruker BioSciences *	22,900	322
C.R. Bard	1,800	147
Cardinal Health (A)	185,436	6,127
CareFusion *	3,300	82
Celgene *	70,661	4,071
Covidien	113,761	4,572
Cyberonics *	3,500	93
Eli Lilly	113,604	4,150
Express Scripts *	45,211	2,202

Description	Shares	Market Value ($ Thousands)

Forest Laboratories *	60,600	$1,874
Genzyme *	44,800	3,171
Gilead Sciences *	93,124	3,316
Health Net *	26,700	726
Hill-Rom Holdings	6,900	248
Humana *	26,900	1,351
Idexx Laboratories * (A)	1,800	111
Impax Laboratories *	15,900	314
Intuitive Surgical * (A)	5,600	1,589
Invacare (A)	8,500	225
Johnson & Johnson	287,939	17,841
King Pharmaceuticals *	46,400	462
Laboratory Corp of America Holdings *	33,058	2,593
Life Technologies *	14,500	677
McKesson	76,444	4,723
Medco Health Solutions *	133,300	6,940
Medicines *	10,500	149
Medtronic	249,100	8,365
Merck	252,182	9,283
Mylan Laboratories * (A)	39,000	734
Novo Nordisk ADR (A)	41,600	4,095
Orthofix International *	900	28
Par Pharmaceutical *	3,200	93
Perrigo (A)	22,400	1,439
Pfizer	884,763	15,191
Questcor Pharmaceuticals * (A)	7,600	76
Sirona Dental Systems *	10,100	364
St. Jude Medical *	98,524	3,876
Stryker (A)	3,900	195
SXC Health Solutions *	10,800	394
Talecris Biotherapeutics Holdings *	682	16
Teva Pharmaceutical Industries ADR	35,929	1,895
Thermo Fisher Scientific *	47,600	2,279
UnitedHealth Group	389,983	13,692
Waters *	7,900	559
WellPoint *	60,874	3,448
Zimmer Holdings *	22,900	1,198

		184,759

Industrials — 9.1%
3M (A)	136,672	11,851
Amerco *	400	32
Ametek	7,000	334
Armstrong World Industries *	3,300	137
Boeing	88,812	5,910
Caterpillar	42,421	3,338
Continental Airlines, Cl B * (A)	34,989	869
Cooper Industries, Cl A	13,600	666
Copart *	2,100	69
Crane	17,700	672
CSX	34,200	1,892
Cummins	42,767	3,874
Danaher	56,902	2,311
Deere	16,700	1,165
Dover	23,500	1,227
Dun & Bradstreet (A)	14,400	1,068
Eaton	20,200	1,666
EMCOR Group *	23,800	585
Emerson Electric	70,511	3,713

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Ennis	7,300	$130
Expeditors International of Washington (A)	84,100	3,888
FedEx (A)	19,200	1,642
Franklin Electric	900	30
Gardner Denver	19,600	1,052
General Dynamics	34,900	2,192
General Electric	1,080,501	17,558
Goodrich	36,900	2,721
Honeywell International	11,700	514
Hubbell, Cl B	1,800	91
IDEX	14,100	501
Illinois Tool Works	22,500	1,058
ITT (A)	35,600	1,667
JB Hunt Transport Services	2,200	76
Joy Global	20,287	1,427
KBR	56,400	1,390
Kennametal	9,100	281
L-3 Communications Holdings	28,200	2,038
Lockheed Martin	54,706	3,899
NACCO Industries, Cl A	1,900	166
Norfolk Southern	35,800	2,130
Northrop Grumman	67,406	4,087
Oshkosh Truck *	26,000	715
Owens Corning *	84,467	2,165
Parker Hannifin	22,200	1,555
Polypore International *	6,000	181
Precision Castparts	23,764	3,026
Quanta Services * (A)	91,800	1,751
Raytheon	62,700	2,866
Regal-Beloit	4,800	282
Republic Services	86,015	2,623
Rockwell Automation (A)	16,400	1,012
Rockwell Collins	65,461	3,813
RR Donnelley & Sons	57,000	967
SPX	900	57
Thomas & Betts *	15,800	648
Timken	22,700	871
Toro	5,200	292
Tyco International (A)	36,800	1,352
UAL * (A)	79,490	1,878
Union Pacific	23,300	1,906
United Parcel Service, Cl B	16,090	1,073
United Technologies	103,057	7,341
Waste Management (A)	22,656	810
WESCO International *	677	26
WW Grainger	2,131	254

		127,381

Information Technology — 20.6%
Acme Packet *	2,600	99
Activision Blizzard	213,000	2,305
Adobe Systems *	165,006	4,315
Advanced Micro Devices * (A)	344,323	2,448
Agilent Technologies *	17,700	591
Amdocs *	23,500	673
AOL *	17,600	436
Aon Hewitt, Cl A *	1,441	73
Apple *	131,135	37,210
Applied Materials	41,300	482
Arris Group *	4,700	46
Autodesk *	95,800	3,063

Description	Shares	Market Value ($ Thousands)

Avnet *	42,200	$1,140
AVX	11,400	157
Brightpoint *	16,200	113
Broadcom, Cl A (A)	30,200	1,069
CA	14,900	315
Check Point Software Technologies *	61,504	2,271
Cisco Systems *	815,772	17,865
Citrix Systems *	103,903	7,090
Cognizant Technology Solutions, Cl A *	56,224	3,625
Computer Sciences	29,000	1,334
Corning	297,133	5,432
Dolby Laboratories, Cl A *	8,000	454
DST Systems	22,100	991
eBay *	127,200	3,104
EchoStar, Cl A *	2,000	38
Electronics for Imaging *	2,600	32
EMC * (A)	587,613	11,934
F5 Networks *	27,551	2,860
Flextronics International *	94,200	569
Google, Cl A *	12,500	6,572
Harris	41,100	1,820
Hewlett-Packard	156,076	6,566
IAC *	39,900	1,048
Ingram Micro, Cl A *	75,400	1,271
Intel	428,964	8,249
International Business Machines	114,133	15,310
Intuit *	158,200	6,931
Isilon Systems *	2,800	62
Itron *	5,500	337
Jabil Circuit	224,211	3,231
Juniper Networks *	35,600	1,081
Lam Research *	14,700	615
Lender Processing Services	3,600	120
Linear Technology	1,600	49
Marvell Technology Group *	71,900	1,259
Mastercard, Cl A	21,600	4,838
McAfee *	2,076	98
Micron Technology * (A)	427,993	3,086
Microsoft	1,071,454	26,240
MKS Instruments *	2,000	36
Multi-Fineline Electronix *	2,400	53
National Semiconductor	15,900	203
NetApp * (A)	70,845	3,527
Novellus Systems *	8,000	213
Nuance Communications * (A)	160,400	2,509
Oracle	294,940	7,919
Paychex	102,004	2,804
Plantronics	4,800	162
PMC - Sierra *	46,400	341
Polycom * (A)	55,400	1,511
Power-One * (A)	16,300	148
Qualcomm	329,600	14,872
Quest Software *	25,100	617
Rackspace Hosting * (A)	109,500	2,845
Red Hat * (A)	64,700	2,653
Research In Motion *	19,500	949
SAIC * (A)	35,700	571
Salesforce.com * (A)	25,569	2,858
SanDisk * (A)	23,000	843

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Seagate Technology *	34,100	$402
Symantec *	60,400	916
Tech Data *	13,900	560
Teradata *	94,800	3,656
Texas Instruments (A)	505,000	13,706
Tyco Electronics	33,800	988
VeriSign * (A)	133,100	4,224
Visa, Cl A	158,207	11,748
Vishay Intertechnology * (A)	28,200	273
VMware, Cl A *	528	45
Western Digital *	45,800	1,300
Western Union	41,900	740
Xerox	176,500	1,827
Zebra Technologies, Cl A *	5,200	175

		287,111

Materials — 3.0%
Air Products & Chemicals (A)	2,600	215
Airgas (A)	1,152	78
Alcoa (A)	108,800	1,317
Allegheny Technologies (A)	70,038	3,253
Aptargroup	23,600	1,078
Ashland	33,000	1,609
Ball	14,400	847
Cabot	7,100	231
Celanese, Ser A	32,300	1,037
Commercial Metals	17,500	254
Cytec Industries	21,500	1,212
Dow Chemical	42,518	1,168
E.I. Du Pont de Nemours	40,200	1,794
Eastman Chemical	13,500	999
Ecolab	5,300	269
H.B. Fuller	2,900	58
Huntsman	130,224	1,505
International Paper	49,666	1,080
Lubrizol	33,184	3,517
Monsanto (A)	78,500	3,762
Nalco Holding (A)	126,100	3,179
Newmont Mining	57,718	3,625
Nucor (A)	10,600	405
Pactiv *	16,368	540
PolyOne *	8,500	103
Reliance Steel & Aluminum	20,700	860
Rock-Tenn, Cl A	19,400	966
Schnitzer Steel Industries, Cl A	12,900	623
Sealed Air	7,142	160
Sherwin-Williams (A)	9,800	737
Sonoco Products	28,700	960
Southern Copper	19,500	685
Spartech *	6,900	57
Steel Dynamics	5,900	83
Syngenta ADR	66,300	3,301
Temple-Inland	1,800	34
Zep	3,000	52

		41,653

Telecommunication Services — 3.4%
American Tower, Cl A *	105,019	5,383
AT&T	711,170	20,340
BCE	22,700	738
Crown Castle International *	131,000	5,784
Frontier Communications	24,748	202
NII Holdings *	55,648	2,287

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Qwest Communications International (A)	23,100	$145
Sprint Nextel *	333,500	1,544
Telephone & Data Systems	21,200	695
USA Mobility	2,600	42
Verizon Communications	306,671	9,994

		47,154

Utilities — 3.0%
AES *	578,700	6,568
AGL Resources	9,100	349
Allegheny Energy	2,400	59
Alliant Energy	12,600	458
Ameren	24,100	684
American Electric Power	70,100	2,540
American Water Works	21,400	498
Atmos Energy	21,600	632
Constellation Energy Group	21,378	689
DPL	47,100	1,231
DTE Energy	18,300	841
Edison International	109,700	3,772
Energen	25,400	1,161
Entergy	26,300	2,013
Exelon	206,972	8,812
FirstEnergy (A)	26,000	1,002
Mirant * (A)	42,847	427
NextEra Energy	12,600	685
NiSource	47,100	820
NorthWestern	12,300	351
NRG Energy *	30,400	633
NV Energy (A)	68,200	897
OGE Energy	20,600	821
Portland General Electric	12,400	251
Public Service Enterprise Group	101,000	3,341
Southern Union	27,700	667
TECO Energy	39,600	686
Xcel Energy (A)	39,500	907

		41,795

Total Common Stock (Cost $1,262,806) ($ Thousands)		1,344,830

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	97,897,411	97,897

Total Affiliated Partnership (Cost $97,897) ($ Thousands)		97,897

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	42,847,864	42,848

Total Cash Equivalent (Cost $42,848) ($ Thousands)		42,848

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.326%, 02/10/11	$400	400

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.200%, 12/16/10	$4,281	$4,280

Total U.S. Treasury Obligations (Cost $4,679) ($ Thousands)		4,680

Total Investments — 106.8% (Cost $1,408,230) ($ Thousands)		$1,490,255

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	47	Dec-2010	$49
S&P Composite Index	104	Dec-2010	651
S&P Mid 400 Index E-MINI	60	Dec-2010	190

			$890

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,395,899 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $94,814 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $97,897 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,344,830	$—	$—	$1,344,830
Affiliated Partnership	—	97,897	—	97,897
Cash Equivalent	42,848	—	—	42,848
U.S. Treasury Obligations	—	4,680	—	4,680

Total Investments in Securities	$1,387,678	$102,577	$—	$1,490,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$890	$—	$—	$890

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1% ‡

Consumer Discretionary — 7.4%
Aaron Rents (A)	9,700	$179
Abercrombie & Fitch, Cl A (A)	2,200	87
Aeropostale *	54,300	1,262
American Eagle Outfitters	10,000	150
Autoliv (A)	62,900	4,109
Autozone * (A)	9,000	2,060
Brinker International (A)	83,800	1,580
Cablevision Systems, Cl A	35,000	917
Carnival	3,900	149
CBS, Cl B (A)	7,500	119
Coach (A)	63,000	2,707
Comcast, Cl A	1,001,400	17,752
DIRECTV, Cl A *	76,400	3,180
Discovery Communications, Cl A * (A)	2,600	113
DISH Network, Cl A	46,300	887
DR Horton	8,500	94
Foot Locker	48,300	702
Ford Motor * (A)	179,800	2,201
Fortune Brands	1,900	94
GameStop, Cl A * (A)	9,700	191
Gannett (A)	150,300	1,838
Gap	276,800	5,160
Garmin (A)	20,400	619
Genuine Parts	8,900	397
H&R Block	11,600	150
Harman International Industries *	3,100	104
Hyatt Hotels, Cl A *	2,500	94
Jarden	8,600	268
Johnson Controls	14,800	451
Lamar Advertising, Cl A * (A)	2,600	83
Lear *	2,000	158
Leggett & Platt	8,500	193
Lennar, Cl A	9,700	149
Liberty Global, Cl A * (A)	50,600	1,559
Liberty Media - Capital, Ser A *	17,200	895
Liberty Media - Interactive, Cl A *	23,100	317
Liberty Media - Starz, Ser A *	9,900	642
Lowe’s	24,100	537
Macy’s	91,700	2,117
Madison Square Garden, Cl A *	12,550	265
Mattel	111,800	2,623
McGraw-Hill	900	30
MGM Mirage * (A)	6,600	74
Mohawk Industries * (A)	500	27
New York Times, Cl A * (A)	22,200	172
Newell Rubbermaid (A)	231,800	4,128
News, Cl A (A)	437,400	5,712
PetSmart	41,200	1,442
RadioShack	76,200	1,625
Regal Entertainment Group, Cl A (A)	13,500	177
Ross Stores (A)	25,000	1,365
Royal Caribbean Cruises * (A)	4,400	139
Sears Holdings * (A)	4,500	325
Service International	110,400	952
Snap-On	1,900	88
Stanley Black & Decker	13,540	830
Thomson Reuters	20,100	754

Description	Shares	Market Value ($ Thousands)

Time Warner	308,933	$9,469
Time Warner Cable, Cl A	81,824	4,418
TJX (A)	53,400	2,383
TRW Automotive Holdings *	3,000	125
VF	1,100	89
Viacom, Cl B	171,400	6,203
Virgin Media (A)	24,200	557
Walt Disney	274,000	9,072
Washington Post, Cl B (A)	300	120
Whirlpool (A)	54,400	4,404
Wyndham Worldwide	2,300	63

		111,895

Consumer Staples — 9.8%
Altria Group	249,200	5,986
Archer-Daniels-Midland	165,200	5,273
BJ’s Wholesale Club *	38,900	1,614
Brown-Forman, Cl B (A)	48,500	2,989
Campbell Soup (A)	82,000	2,932
Clorox	3,300	220
Coca-Cola	104,300	6,104
Coca-Cola Enterprises	2,400	74
Colgate-Palmolive	33,100	2,544
ConAgra Foods	132,600	2,909
Constellation Brands, Cl A *	33,800	598
Corn Products International	63,200	2,370
CVS Caremark	429,100	13,504
Dean Foods *	17,700	181
Del Monte Foods	219,700	2,880
Dr Pepper Snapple Group (A)	35,100	1,247
Energizer Holdings * (A)	31,700	2,131
Flowers Foods (A)	13,400	333
General Mills	38,300	1,399
Hansen Natural *	3,900	182
Herbalife	53,700	3,241
Hershey	15,900	757
HJ Heinz (A)	13,700	649
Hormel Foods	14,400	642
JM Smucker	18,600	1,126
Kellogg	2,900	146
Kimberly-Clark	28,700	1,867
Kraft Foods, Cl A	111,659	3,446
Kroger	225,800	4,891
McCormick (A)	11,500	483
Mead Johnson Nutrition, Cl A	29,600	1,684
NBTY *	2,000	110
PepsiCo	109,800	7,295
Philip Morris International	64,900	3,636
Procter & Gamble	517,500	31,035
Ralcorp Holdings *	59,800	3,497
Reynolds American	47,100	2,797
Safeway (A)	245,800	5,201
Sara Lee	98,500	1,323
Smithfield Foods * (A)	54,300	914
SUPERVALU (A)	111,437	1,285
Tyson Foods, Cl A	77,400	1,240
Wal-Mart Stores	283,700	15,184

		147,919

Energy — 11.8%
Anadarko Petroleum	48,800	2,784
Apache (A)	113,700	11,115
Baker Hughes (A)	34,479	1,469

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Cabot Oil & Gas (A)	2,300	$69
Cameron International *	1,800	77
Chesapeake Energy	800	18
Chevron	600,800	48,695
Cimarex Energy (A)	28,500	1,886
ConocoPhillips	426,086	24,470
Consol Energy	2,100	78
Denbury Resources *	26,800	426
Devon Energy	99,800	6,461
Diamond Offshore Drilling (A)	20,700	1,403
Exterran Holdings * (A)	19,300	438
Exxon Mobil	245,294	15,157
Forest Oil *	12,300	365
Frontier Oil	7,100	95
Frontline	6,500	185
Halliburton	56,700	1,875
Hess	77,100	4,558
Marathon Oil	277,700	9,192
Mariner Energy * (A)	3,700	90
Massey Energy	1,800	56
Murphy Oil	86,400	5,350
National Oilwell Varco	122,700	5,456
Noble	47,900	1,619
Noble Energy	1,000	75
Occidental Petroleum	193,600	15,159
Oceaneering International *	2,300	124
Oil States International *	38,800	1,806
Patterson-UTI Energy	193,000	3,296
Peabody Energy (A)	11,200	549
Pioneer Natural Resources (A)	13,600	884
QEP Resources	13,500	407
Rowan * (A)	61,200	1,858
Schlumberger	11,765	725
SM Energy (A)	8,200	307
Spectra Energy	19,300	435
Sunoco (A)	20,600	752
Tesoro (A)	96,900	1,295
Tidewater (A)	25,900	1,161
Valero Energy	218,600	3,828
Whiting Petroleum *	4,100	392
Williams	135,300	2,585

		179,025

Financials — 25.5%
ACE	74,400	4,334
Aflac	32,700	1,691
Alexandria Real Estate Equities † (A)	16,400	1,148
Alleghany *	2,000	606
Allied World Assurance Holdings	1,700	96
Allstate	216,200	6,821
AMB Property † (A)	5,400	143
American Express	38,200	1,606
American Financial Group	93,500	2,859
Ameriprise Financial (A)	128,900	6,101
Annaly Capital Management † (A)	93,600	1,647
AON (A)	47,200	1,846
Apartment Investment & Management, Cl A † (A)	100,700	2,153
Arch Capital Group *	9,800	821
Ares Capital	15,800	247
Arthur J. Gallagher	300	8

Description	Shares	Market Value ($ Thousands)

Associated Banc-Corp (A)	30,400	$401
Assurant	104,200	4,241
AvalonBay Communities † (A)	3,688	383
Axis Capital Holdings	53,000	1,746
Bank of America	2,482,269	32,543
Bank of Hawaii (A)	8,500	382
Bank of New York Mellon	306,422	8,007
BB&T (A)	66,900	1,611
Berkshire Hathaway, Cl B *	272,600	22,539
BlackRock	700	119
BOK Financial	1,800	81
Boston Properties † (A)	5,800	482
Brandywine Realty Trust †	16,400	201
BRE Properties, Cl A †	10,200	423
Brookfield Asset Management, Cl A	74,900	2,125
Brown & Brown	4,000	81
Camden Property Trust †	6,000	288
Capital One Financial (A)	69,100	2,733
CapitalSource	50,000	267
Chimera Investment †	26,000	103
Chubb	148,400	8,457
Cincinnati Financial (A)	45,400	1,310
CIT Group *	12,500	510
Citigroup *	3,809,800	14,858
City National (A)	14,200	754
CME Group	11,700	3,047
Comerica (A)	45,900	1,705
Commerce Bancshares	24,700	929
CommonWealth REIT †	3,375	86
Credicorp	16,900	1,925
Cullen/Frost Bankers	11,900	641
Developers Diversified Realty †	12,400	139
Digital Realty Trust †	1,200	74
Discover Financial Services	37,800	630
Douglas Emmett † (A)	39,200	686
East West Bancorp	4,600	75
Endurance Specialty Holdings	90,700	3,610
Equity Residential † (A)	17,700	842
Erie Indemnity, Cl A	3,300	185
Essex Property Trust † (A)	3,400	372
Everest Re Group	81,800	7,073
Federal Realty Investment Trust †	1,200	98
Fidelity National Financial, Cl A	8,100	127
Fifth Third Bancorp	198,600	2,389
First Horizon National * (A)	12,971	148
First Niagara Financial Group (A)	6,400	74
Forest City Enterprises, Cl A * (A)	8,700	112
Franklin Resources	42,800	4,575
Fulton Financial	100,800	913
General Growth Properties †	11,700	183
General Motors Financial *	7,300	179
Genworth Financial, Cl A *	60,100	734
Goldman Sachs Group	121,000	17,494
Hanover Insurance Group	3,700	174
Hartford Financial Services Group	78,400	1,799
HCC Insurance Holdings	2,800	73
HCP †	2,900	104
Health Care † (A)	900	43
Hospitality Properties Trust †	95,300	2,128

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Host Hotels & Resorts † (A)	40,545	$587
Hudson City Bancorp	212,200	2,602
Huntington Bancshares (A)	503,000	2,852
Invesco	1,800	38
Jones Lang LaSalle (A)	28,000	2,415
JPMorgan Chase	1,087,400	41,397
Keycorp (A)	531,800	4,233
Kimco Realty †	18,400	290
Liberty Property Trust † (A)	2,300	73
Lincoln National	199,967	4,783
Loews	64,900	2,460
M&T Bank (A)	17,800	1,456
Macerich † (A)	3,657	157
Markel *	1,500	517
Marsh & McLennan	9,500	229
Marshall & Ilsley (A)	169,600	1,194
MBIA * (A)	56,500	568
MetLife (A)	162,200	6,237
Morgan Stanley	269,900	6,661
NASDAQ OMX Group *	15,000	292
Nationwide Health Properties †	2,800	108
New York Community Bancorp (A)	118,700	1,929
Northern Trust	9,100	439
NYSE Euronext	90,900	2,597
Old Republic International (A)	21,400	296
PartnerRe	3,800	305
People’s United Financial	19,400	254
Plum Creek Timber † (A)	13,300	470
PNC Financial Services Group	210,455	10,925
Principal Financial Group	10,800	280
Progressive	14,800	309
Protective Life	11,300	246
Prudential Financial	136,700	7,406
Public Storage †	26,700	2,591
Raymond James Financial (A)	46,300	1,173
Realty Income † (A)	10,900	368
Regions Financial (A)	424,684	3,088
Reinsurance Group of America, Cl A	4,200	203
RenaissanceRe Holdings (A)	74,300	4,455
Senior Housing Properties Trust † (A)	70,400	1,655
Simon Property Group † (A)	8,911	827
SL Green Realty † (A)	4,900	310
SLM *	73,100	844
StanCorp Financial Group	22,000	836
State Street	50,900	1,917
SunTrust Banks (A)	39,000	1,007
T. Rowe Price Group (A)	44,900	2,248
Taubman Centers † (A)	72,600	3,239
TCF Financial (A)	23,300	377
Torchmark	14,800	787
Transatlantic Holdings	4,500	229
Travelers (A)	224,900	11,717
UDR †	55,300	1,168
Unitrin	27,000	659
Unum Group	135,000	2,990
US Bancorp	316,300	6,838
Validus Holdings	15,700	414
Valley National Bancorp (A)	58,200	751
Ventas † (A)	9,100	469

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust †	27,900	$2,386
Washington Federal	61,700	941
Wells Fargo	1,255,395	31,548
Weyerhaeuser (A)	7,297	115
White Mountains Insurance Group	3,200	987
Willis Group Holdings	49,300	1,519
WR Berkley	31,800	861
XL Group, Cl A (A)	7,400	160
Zions Bancorporation (A)	68,900	1,472

		385,892

Health Care — 14.8%
Abbott Laboratories	46,500	2,429
Aetna	129,100	4,081
Alere * (A)	1,300	40
AmerisourceBergen	100,200	3,072
Amgen *	319,400	17,602
Baxter International	69,900	3,335
Biogen Idec * (A)	58,600	3,288
Bio-Rad Laboratories, Cl A *	1,200	109
Bristol-Myers Squibb	218,400	5,921
Cardinal Health	98,600	3,258
CareFusion *	30,000	745
Cephalon *	17,900	1,118
Charles River Laboratories International *	4,200	139
Cigna	76,700	2,744
Community Health Systems *	3,800	118
Cooper	1,100	51
Coventry Health Care *	105,900	2,280
Covidien	63,400	2,548
Eli Lilly	178,700	6,528
Endo Pharmaceuticals Holdings *	89,700	2,982
Forest Laboratories *	165,100	5,107
Genzyme *	5,100	361
Gilead Sciences *	109,400	3,896
Health Net *	107,500	2,923
Hill-Rom Holdings	5,500	197
Hologic *	11,400	183
Humana *	64,700	3,250
Johnson & Johnson	487,600	30,212
Kinetic Concepts * (A)	45,900	1,679
King Pharmaceuticals *	377,000	3,755
Life Technologies *	35,400	1,653
LifePoint Hospitals *	2,400	84
McKesson	18,800	1,161
Medco Health Solutions *	30,300	1,577
Mednax *	500	27
Medtronic	118,900	3,993
Merck	667,057	24,554
Mylan Laboratories * (A)	25,700	483
Omnicare	6,600	158
PerkinElmer	30,600	708
Pfizer	2,639,398	45,319
Quest Diagnostics	1,500	76
Thermo Fisher Scientific *	13,500	646
UnitedHealth Group	398,100	13,977
Universal Health Services, Cl B	10,800	420
Watson Pharmaceuticals *	4,900	207
WellPoint *	220,300	12,478

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Zimmer Holdings *	56,400	$2,951

		224,423

Industrials — 8.4%
AGCO * (A)	1,600	62
Alexander & Baldwin (A)	2,200	77
AMR *	14,000	88
Avery Dennison (A)	5,100	189
BE Aerospace *	7,800	236
Boeing	64,000	4,259
Carlisle	7,800	233
Corrections Corp of America * (A)	3,200	79
CSX	44,300	2,451
Danaher	4,400	179
Deere	11,200	782
Dover	37,200	1,942
Dun & Bradstreet (A)	31,500	2,336
Eaton	9,700	800
EMCOR Group * (A)	57,300	1,409
Equifax	14,700	459
FedEx (A)	35,100	3,001
Flowserve	15,300	1,674
Fluor	900	45
Foster Wheeler *	106,100	2,595
Gardner Denver	36,300	1,949
General Dynamics	155,100	9,742
General Electric	2,334,600	37,937
Goodrich	10,300	759
Honeywell International	37,000	1,626
Hubbell, Cl B	1,800	91
Ingersoll-Rand	1,900	68
Jacobs Engineering Group *	3,100	120
Kansas City Southern * (A)	20,600	771
KBR	91,700	2,259
Kirby *	1,900	76
L-3 Communications Holdings	67,600	4,886
Lockheed Martin	49,200	3,507
Manpower	3,600	188
Masco	6,800	75
Norfolk Southern	42,100	2,505
Northrop Grumman	145,900	8,846
Owens Corning *	10,200	261
Parker Hannifin	6,200	434
Raytheon	199,100	9,101
Republic Services	10,100	308
Rockwell Collins	10,700	623
RR Donnelley & Sons (A)	259,300	4,398
Southwest Airlines (A)	118,100	1,544
Spirit Aerosystems Holdings, Cl A *	13,500	269
Teleflex	14,000	795
Textron (A)	6,500	134
Thomas & Betts *	12,500	513
Towers Watson, Cl A	2,200	108
Tyco International	20,500	753
UAL * (A)	16,900	399
Union Pacific	59,800	4,891
United Technologies	38,100	2,714
Waste Connections *	8,400	333
Waste Management	10,000	357

Description	Shares	Market Value ($ Thousands)

WESCO International *	7,400	$291

		126,527

Information Technology — 6.2%
Advanced Micro Devices * (A)	40,100	285
Amdocs * (A)	68,500	1,963
AOL *	14,839	367
Atmel *	18,500	147
Avnet *	75,500	2,039
Computer Sciences	55,000	2,530
CoreLogic	11,600	222
Corning	325,700	5,954
eBay *	61,400	1,498
Fidelity National Information Services	2,200	60
Harris	67,600	2,994
Hewlett-Packard	132,300	5,566
IAC *	87,500	2,299
Ingram Micro, Cl A *	105,100	1,772
Intel	593,100	11,405
International Business Machines	36,700	4,923
Itron *	1,300	80
Jabil Circuit	4,500	65
Kla-Tencor	400	14
Lexmark International, Cl A *	34,700	1,548
Mastercard, Cl A	9,625	2,156
MEMC Electronic Materials *	8,200	98
Micron Technology * (A)	212,300	1,531
Microsoft	929,200	22,756
Molex (A)	6,300	132
Motorola *	3,400	29
Novell *	48,000	287
Novellus Systems *	2,000	53
Oracle	77,000	2,068
Seagate Technology *	100,100	1,179
Symantec *	143,200	2,172
Tech Data * (A)	38,500	1,551
Tellabs	36,800	274
Texas Instruments	258,500	7,016
Vishay Intertechnology * (A)	181,500	1,757
Western Digital *	41,200	1,170
Xerox	349,709	3,619
Yahoo! *	11,900	169

		93,748

Materials — 3.2%
Air Products & Chemicals (A)	18,600	1,540
Alcoa (A)	105,500	1,277
Alpha Natural Resources *	1,000	41
Aptargroup	2,000	91
Ashland	33,600	1,639
Ball	77,900	4,584
Cabot	26,100	850
Cytec Industries	50,600	2,853
Domtar	1,600	103
Dow Chemical (A)	219,900	6,038
E.I. Du Pont de Nemours	21,000	937
Eastman Chemical	76,500	5,661
Freeport-McMoRan Copper & Gold, Cl B	21,100	1,802
Huntsman	33,000	382
International Paper	87,100	1,895
Lubrizol	36,000	3,815

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

MeadWestvaco	32,900	$802
Nucor	9,100	347
Owens-Illinois *	211,400	5,932
Packaging Corp of America	4,300	100
PPG Industries (A)	22,800	1,660
Rock-Tenn, Cl A	27,400	1,365
Royal Gold	1,900	95
RPM International	14,200	283
Sherwin-Williams (A)	4,700	353
Sonoco Products	53,500	1,789
Southern Copper (A)	56,800	1,995
United States Steel (A)	6,700	294
Walter Energy	1,000	81

		48,604

Telecommunication Services — 5.2%
AT&T	1,794,095	51,311
CenturyTel (A)	108,987	4,301
Frontier Communications (A)	133,745	1,093
MetroPCS Communications * (A)	35,000	366
NII Holdings * (A)	11,700	481
Qwest Communications International (A)	222,000	1,392
Sprint Nextel *	79,800	369
Telephone & Data Systems	72,000	2,362
Verizon Communications (A)	524,100	17,080
Windstream (A)	13,600	167

		78,922

Utilities — 5.8%
AGL Resources	2,200	84
Alliant Energy	88,700	3,224
Ameren	103,100	2,928
American Electric Power	259,400	9,398
American Water Works	33,900	789
Aqua America (A)	45,000	918
Centerpoint Energy	33,500	527
CMS Energy (A)	149,200	2,689
Consolidated Edison (A)	21,500	1,037
Constellation Energy Group	65,500	2,112
Dominion Resources (A)	22,000	961
DPL	70,900	1,853
DTE Energy	96,500	4,432
Duke Energy	24,700	438
Edison International	139,000	4,780
Energen	76,400	3,493
Entergy	78,600	6,015
Exelon (A)	132,600	5,646
FirstEnergy (A)	42,100	1,623
Great Plains Energy	18,200	344
Hawaiian Electric Industries	38,300	863
Integrys Energy Group (A)	34,400	1,791
ITC Holdings	3,000	187
Mirant *	306,000	3,048
National Fuel Gas	9,900	513
NextEra Energy	1,900	103
NiSource (A)	45,400	790
Northeast Utilities	33,300	985
NRG Energy *	68,900	1,434
NSTAR	27,100	1,066
NV Energy	221,700	2,915
OGE Energy	8,600	343
Oneok	18,300	824

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pepco Holdings (A)	76,900	$1,430
PG&E (A)	49,500	2,248
Pinnacle West Capital	79,100	3,265
PPL	75,400	2,053
Progress Energy	3,700	164
Public Service Enterprise Group	112,000	3,705
Questar	13,900	244
SCANA	11,700	472
Southern	18,700	696
Southern Union	116,100	2,793
TECO Energy (A)	35,000	606
UGI	5,900	169
Vectren	8,900	230
Westar Energy	26,700	647
Wisconsin Energy	14,000	809
Xcel Energy	20,900	480

		88,164

Total Common Stock (Cost $1,389,684) ($ Thousands)		1,485,119

AFFILIATED PARTNERSHIP — 8.5%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	134,650,092	129,626

Total Affiliated Partnership (Cost $134,650) ($ Thousands)		129,626

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	28,513,155	28,513

Total Cash Equivalent (Cost $28,513) ($ Thousands)		28,513

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.200%, 12/16/10	$5,522	5,520

Total U.S. Treasury Obligation (Cost $5,519) ($ Thousands)		5,520

Total Investments — 108.9% (Cost $1,558,366) ($ Thousands)		$1,648,778

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	80	Dec-2010	$636

For the period ended September 30, 2010 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,514,440 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Value Fund

September 30, 2010

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $130,963 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $129,626 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,485,119	$—	$—	$1,485,119
Affiliated Partnership	—	129,626	—	129,626
Cash Equivalent	28,513	—	—	28,513
U.S. Treasury Obligation	—	5,520	—	5,520

Total Investments in Securities	$1,513,632	$135,146	$—	$1,648,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$636	$—	$—	$636

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.3% ‡

Consumer Discretionary — 13.9%
Aaron Rents	25,100	$463
Advance Auto Parts	2,400	141
Aeropostale *	70,300	1,634
Amazon.com *	129,216	20,295
Apollo Group, Cl A *	115,700	5,941
Autoliv	3,200	209
Autozone *	12,269	2,808
Bed Bath & Beyond *	42,090	1,827
Big Lots *	21,800	725
BorgWarner * (A)	90,000	4,736
Brinker International	8,200	155
Career Education *	33,200	713
Carmax *	10,700	298
Carnival	9,700	371
CBS, Cl B	6,900	109
Chipotle Mexican Grill, Cl A *	6,200	1,066
Coach	88,255	3,792
Darden Restaurants	51,900	2,220
Dick’s Sporting Goods *	8,900	250
DIRECTV, Cl A *	169,156	7,042
Discovery Communications, Cl A *	12,400	540
Dollar Tree *	3,500	171
Family Dollar Stores	62,000	2,738
Ford Motor *	388,800	4,759
Fortune Brands	8,300	409
Fossil *	1,800	97
Garmin	4,200	127
Gentex	1,900	37
Harley-Davidson	6,800	194
Harman International Industries *	1,000	33
Hasbro	43,900	1,954
Hillenbrand	23,600	508
Home Depot	50,800	1,609
Interpublic Group *	11,500	115
John Wiley & Sons, Cl A	11,200	458
Las Vegas Sands *	27,800	969
Leggett & Platt	28,600	651
Limited Brands	139,800	3,744
Lowe’s	450,916	10,051
Macy’s	10,400	240
Marriott International, Cl A	18,400	659
Mattel	91,100	2,137
McDonald’s	240,925	17,951
McGraw-Hill	36,000	1,190
MGM Mirage *	11,000	124
Mohawk Industries *	2,000	107
NetFlix * (A)	57,421	9,311
News, Cl A	10,400	136
Nike, Cl B (A)	207,040	16,592
Nordstrom	114,900	4,274
Omnicom Group	2,500	99
O’Reilly Automotive *	17,600	936
Panera Bread, Cl A *	12,400	1,099
PetSmart	58,300	2,041
Phillips-Van Heusen	19,400	1,167
Polo Ralph Lauren	11,500	1,033
priceline.com (A)	57,300	19,960
Regal Entertainment Group, Cl A	4,600	60

Description	Shares	Market Value ($ Thousands)

Ross Stores	25,600	$1,398
Royal Caribbean Cruises *	8,700	274
Scripps Networks Interactive, Cl A	25,600	1,218
Staples	451,700	9,450
Starbucks	347,326	8,885
Starwood Hotels & Resorts Worldwide	49,300	2,591
Strayer Education	1,900	331
Target	236,747	12,652
Tempur-Pedic International *	38,300	1,187
Thomson Reuters	14,100	529
Tiffany	4,300	202
Time Warner	146,549	4,492
TJX	21,500	960
Tractor Supply	14,700	583
TRW Automotive Holdings *	23,500	977
Urban Outfitters *	18,100	569
VF (A)	48,642	3,941
Viacom, Cl B	67,033	2,426
WABCO Holdings *	40,000	1,677
Whirlpool	12,100	980
Williams-Sonoma	41,100	1,303
WMS Industries *	3,300	126
Wynn Resorts	28,200	2,447
Yum! Brands	38,310	1,764

		224,037

Consumer Staples — 11.3%
Altria Group	147,497	3,543
Avon Products	67,562	2,170
Brown-Forman, Cl B	18,900	1,165
Campbell Soup	31,200	1,115
Church & Dwight	22,300	1,448
Coca-Cola	358,845	21,000
Colgate-Palmolive	101,619	7,811
ConAgra Foods	19,700	432
Costco Wholesale	52,620	3,394
CVS Caremark	23,231	731
Diageo ADR	125,070	8,631
Dr Pepper Snapple Group	16,500	586
Estee Lauder, Cl A	65,100	4,116
Flowers Foods	14,800	368
General Mills	82,900	3,029
Green Mountain Coffee Roasters *	15,300	477
Hansen Natural *	29,000	1,352
Herbalife	6,100	368
Hershey	16,500	785
HJ Heinz	52,900	2,506
Kellogg	257,300	12,996
Kimberly-Clark	89,927	5,850
Kraft Foods, Cl A	36,260	1,119
McCormick	34,700	1,459
Mead Johnson Nutrition, Cl A	124,440	7,082
PepsiCo	398,391	26,469
Philip Morris International	119,397	6,688
Procter & Gamble	471,306	28,264
Sara Lee	210,700	2,830
SYSCO	31,700	904
Walgreen (A)	409,877	13,731
Wal-Mart Stores	149,646	8,009

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Whole Foods Market *	37,000	$1,373

		181,801

Energy — 5.2%
Arch Coal	8,700	232
Baker Hughes	3,500	149
Cameron International * (A)	116,145	4,989
Canadian Natural Resources	166,262	5,753
Chevron	5,300	430
Cimarex Energy	27,300	1,807
Concho Resources *	7,600	503
ConocoPhillips	49,200	2,826
Core Laboratories	20,600	1,814
Denbury Resources * (A)	123,882	1,968
EOG Resources (A)	118,500	11,017
Exxon Mobil	238,600	14,743
FMC Technologies *	3,900	266
Forest Oil *	13,000	386
Frontline	3,500	99
Halliburton	322,910	10,679
Marathon Oil	18,600	616
Occidental Petroleum	23,100	1,809
Range Resources (A)	83,990	3,202
Rowan *	3,300	100
Schlumberger	141,553	8,721
SM Energy	16,900	633
Southwestern Energy *	144,592	4,835
Transocean *	101,700	6,538
Weatherford International *	5,600	96
Whiting Petroleum *	1,200	115

		84,326

Financials — 4.5%
Aflac	6,634	343
American Express	332,333	13,968
Ameriprise Financial	15,300	724
Apartment Investment & Management, Cl A †	40,800	872
Bank of Hawaii	3,600	162
Bank of New York Mellon	252,001	6,585
Brown & Brown	6,600	133
CB Richard Ellis Group, Cl A *	40,900	747
Charles Schwab	91,225	1,268
CME Group	35,855	9,338
Digital Realty Trust †	23,300	1,438
Equity Residential †	10,300	490
Erie Indemnity, Cl A	13,100	735
Essex Property Trust †	8,000	876
Federal Realty Investment Trust †	3,400	278
Franklin Resources	8,100	866
General Growth Properties †	17,300	270
Genworth Financial, Cl A *	74,400	909
Goldman Sachs Group	24,400	3,528
IntercontinentalExchange *	70,900	7,425
Jones Lang LaSalle	12,900	1,113
JPMorgan Chase	161,790	6,159
MetLife	41,400	1,592
Moody’s	2,700	68
Morgan Stanley	44,910	1,108
Northern Trust	37,870	1,827
NYSE Euronext	20,300	580
People’s United Financial	71,780	940

Description	Shares	Market Value ($ Thousands)

Plum Creek Timber †	27,400	$967
Public Storage †	12,800	1,242
Rayonier †	4,000	200
Simon Property Group †	400	37
UDR †	4,700	99
Ventas †	4,700	242
Vornado Realty Trust †	2,900	248
Waddell & Reed Financial, Cl A	24,400	667
Wells Fargo	194,600	4,890

		72,934

Health Care — 13.1%
Abbott Laboratories	354,844	18,537
Alcon	500	83
Alexion Pharmaceuticals *	15,600	1,004
Allergan	220,503	14,670
AmerisourceBergen	173,500	5,320
Amgen *	108,355	5,971
Amylin Pharmaceuticals *	33,600	701
Baxter International	67,714	3,231
Becton Dickinson	2,200	163
Biogen Idec *	25,430	1,427
BioMarin Pharmaceuticals *	33,200	742
C.R. Bard	1,800	147
Cardinal Health	11,100	367
CareFusion *	4,600	114
Celgene *	103,151	5,943
Cerner *	2,400	202
Community Health Systems *	1,400	43
Covance *	18,000	842
Covidien	109,123	4,386
DaVita *	14,400	994
Dendreon *	9,800	404
Edwards Lifesciences *	69,000	4,626
Eli Lilly	6,800	248
Emergency Medical Services, Cl A *	2,500	133
Express Scripts *	140,301	6,833
Gen-Probe *	9,400	456
Genzyme *	9,900	701
Gilead Sciences *	35,357	1,259
Henry Schein *	1,000	59
Hill-Rom Holdings	35,000	1,256
Hospira *	73,500	4,190
Idexx Laboratories *	800	49
Illumina *	2,200	108
Intuitive Surgical *	11,500	3,263
Johnson & Johnson	325,578	20,173
Kinetic Concepts *	2,000	73
Laboratory Corp of America Holdings * (A)	63,278	4,963
Life Technologies *	1,300	61
Lincare Holdings	71,000	1,781
McKesson	24,412	1,508
Medco Health Solutions *	269,082	14,008
Medtronic	396,291	13,308
Merck	32,046	1,180
Mettler Toledo International *	14,700	1,829
Mylan Laboratories *	162,600	3,059
Novo Nordisk ADR	80,100	7,885
Omnicare	5,400	129
Patterson	63,200	1,811
PerkinElmer	17,200	398

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Perrigo (A)	119,300	$7,661
Pfizer	272,505	4,679
Pharmaceutical Product Development	11,500	285
Quest Diagnostics	4,900	247
Regeneron Pharmaceuticals *	19,100	523
ResMed *	83,600	2,743
St. Jude Medical *	213,544	8,401
Stryker	48,300	2,417
SXC Health Solutions *	9,800	357
Teva Pharmaceutical Industries ADR	86,933	4,586
Thermo Fisher Scientific *	43,009	2,059
Thoratec *	15,900	588
United Therapeutics *	21,000	1,176
UnitedHealth Group	239,427	8,406
Universal Health Services, Cl B	2,700	105
Valeant Pharmaceuticals International *	60,907	1,526
Varian Medical Systems *	42,300	2,559
VCA Antech *	4,900	103
Warner Chilcott, Cl A	3,000	67
Waters *	21,400	1,515

		210,641

Industrials — 9.3%
3M	309,145	26,806
Ametek	500	24
Boeing	192,693	12,822
Bucyrus International, Cl A	8,700	603
Caterpillar (A)	84,000	6,609
Continental Airlines, Cl B *	5,700	141
Cooper Industries, Cl A	25,000	1,223
Copa Holdings, Cl A	700	38
Cummins	101,662	9,208
Danaher	139,968	5,684
Deere	18,000	1,256
Delta Air Lines *	132,700	1,545
Dover	30,700	1,603
Eaton	10,100	833
Emerson Electric	106,122	5,588
Expeditors International of Washington	160,100	7,402
Fastenal	28,500	1,516
FedEx	6,600	564
Gardner Denver	1,600	86
General Electric	210,800	3,426
Goodrich	102,300	7,543
Honeywell International	24,500	1,076
Illinois Tool Works	10,500	494
Kansas City Southern *	29,000	1,085
Kennametal	4,500	139
Landstar System	2,400	93
Lennox International	11,300	471
Lincoln Electric Holdings	1,200	69
Lockheed Martin	9,204	656
Manitowoc	39,200	475
Masco	10,100	111
Navistar International *	24,600	1,074
Owens Corning *	2,100	54
PACCAR	15,300	737
Parker Hannifin	5,500	385
Precision Castparts	60,908	7,757

Description	Shares	Market Value ($ Thousands)

Quanta Services * (A)	190,800	$3,640
Raytheon	23,340	1,067
Regal-Beloit	7,300	429
Republic Services	3,100	95
Rockwell Automation	20,700	1,278
Rockwell Collins	134,902	7,858
Roper Industries	1,600	104
Ryder System	4,200	179
Southwest Airlines	59,300	775
Spirit Aerosystems Holdings, Cl A *	9,100	181
Teleflex	2,100	119
Thomas & Betts *	6,400	263
Timken	15,900	610
Toro	18,600	1,046
TransDigm Group	22,100	1,371
Tyco International	2,200	81
UAL *	73,400	1,734
Union Pacific	1,600	131
United Technologies	220,031	15,673
Verisk Analytics, Cl A *	5,400	151
Waste Connections *	20,000	793
WESCO International *	8,800	346
WW Grainger	17,500	2,084

		149,204

Information Technology — 30.2%
Accenture, Cl A	32,800	1,394
Adobe Systems * (A)	386,453	10,106
Advanced Micro Devices *	3,400	24
Agilent Technologies *	164,100	5,476
Akamai Technologies *	73,100	3,668
Alliance Data Systems *	5,200	339
Ansys *	3,400	144
Apple *	238,955	67,804
Applied Materials	20,800	243
Atheros Communications *	9,200	242
Atmel *	11,600	92
Autodesk *	162,700	5,202
Automatic Data Processing	2,600	109
Avago Technologies *	67,600	1,522
Broadcom, Cl A	37,180	1,316
Cadence Design Systems *	47,200	360
Check Point Software Technologies * (A)	117,728	4,348
Cisco Systems *	1,814,669	39,741
Citrix Systems *	235,585	16,076
Cognizant Technology Solutions, Cl A *	57,000	3,675
Corning	351,867	6,432
Cree *	73,600	3,996
Dell *	70,529	914
Dolby Laboratories, Cl A *	39,500	2,244
Electronic Arts *	19,500	320
EMC *	928,107	18,850
Equinix *	15,430	1,579
F5 Networks * (A)	89,900	9,333
Factset Research Systems	9,300	755
Flir Systems *	4,000	103
Gartner *	20,400	601
Google, Cl A *	41,116	21,618
Harris	19,300	855
Hewlett-Packard	212,600	8,944

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

IAC *	20,300	$533
Intel	359,999	6,923
International Business Machines	120,174	16,120
Intuit *	254,600	11,154
JDS Uniphase *	126,800	1,571
Marvell Technology Group *	89,300	1,564
Mastercard, Cl A	52,510	11,762
Micros Systems *	4,200	178
Microsoft	1,566,969	38,375
National Instruments	39,800	1,300
NCR *	47,800	652
NetApp * (A)	199,405	9,928
Nuance Communications * (A)	334,300	5,228
Oracle	854,118	22,933
Paychex	195,849	5,384
Polycom *	152,800	4,168
Qualcomm	625,595	28,227
Rackspace Hosting * (A)	227,700	5,916
Red Hat *	134,400	5,510
Rovi *	3,200	161
Salesforce.com * (A)	76,042	8,502
SanDisk *	100,200	3,672
Seagate Technology *	30,600	361
Silicon Laboratories *	2,000	73
Skyworks Solutions *	12,500	258
Teradata *	184,400	7,110
Texas Instruments	515,310	13,985
Trimble Navigation *	15,400	539
VeriSign * (A)	266,400	8,456
Visa, Cl A	299,153	22,215
VMware, Cl A *	6,900	586
WebMD Health, Cl A *	34,621	1,727
Western Union	78,220	1,382
Xilinx	73,800	1,964
Zebra Technologies, Cl A *	1,400	47

		486,889

Materials — 2.8%
Albemarle	10,800	506
Allegheny Technologies (A)	166,362	7,727
Alpha Natural Resources *	5,000	206
Ashland	4,300	210
Carpenter Technology	27,600	930
Cliffs Natural Resources	40,100	2,563
Compass Minerals International	6,000	460
E.I. Du Pont de Nemours	28,300	1,263
Eagle Materials	3,800	90
Ecolab	28,690	1,456
FMC	1,600	109
International Flavors & Fragrances	22,300	1,082
Lubrizol	22,100	2,342
Monsanto (A)	180,270	8,640
Nalco Holding	198,700	5,009
Newmont Mining	2,400	151
Nucor	3,500	134
PPG Industries	6,800	495
Praxair	18,326	1,654
RPM International	1,600	32
Scotts Miracle-Gro, Cl A	4,800	248
Sherwin-Williams	2,800	211
Syngenta ADR	138,000	6,871
Titanium Metals *	32,800	655

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

United States Steel	4,700	$206
Walter Energy	15,000	1,219

		44,469

Telecommunication Services — 1.9%
American Tower, Cl A *	262,523	13,457
Crown Castle International *	322,367	14,233
Frontier Communications	13,500	110
MetroPCS Communications *	24,900	260
NII Holdings *	29,500	1,212
SBA Communications, Cl A *	15,000	605
Windstream	22,400	276

		30,153

Utilities — 0.1%
Calpine *	29,900	372
ITC Holdings	11,600	722

		1,094

Total Common Stock (Cost $1,190,283) ($ Thousands)		1,485,548

CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	121,376,915	121,377

Total Cash Equivalent (Cost $121,377) ($ Thousands)		121,377

AFFILIATED PARTNERSHIP — 6.2%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	102,417,029	98,938

Total Affiliated Partnership (Cost $102,417) ($ Thousands)		98,938

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills
0.166%, 12/16/10	$8,696	8,694

Total U.S. Treasury Obligation (Cost $8,693) ($ Thousands)		8,694

Total Investments — 106.5% (Cost $1,422,770) ($ Thousands)		$1,714,557

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	356	Dec-2010	$1,643

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,610,083 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Growth Fund

September 30, 2010

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $99,295 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $98,938 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,485,548	$—	$—	$1,485,548
Cash Equivalent	121,377	—	—	121,377
Affiliated Partnership	—	98,938	—	98,938
U.S. Treasury Obligation	—	8,694	—	8,694

Total Investments in Securities	$1,606,925	$107,632	$—	$1,714,557

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,643	$—	$—	$1,643

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 11.3%
Abercrombie & Fitch, Cl A (A)	1,426	$56
Advance Auto Parts (A)	1,200	70
Amazon.com * (A)	94,583	14,855
American Eagle Outfitters	3,150	47
American Greetings, Cl A (A)	16,300	303
Apollo Group, Cl A *	62,325	3,200
Autoliv (A)	26,150	1,708
Autonation * (A)	4,100	95
Autozone *	5,919	1,355
Barnes & Noble (A)	850	14
Bed Bath & Beyond *	4,400	191
Best Buy (A)	50,680	2,069
Big Lots *	1,557	52
Blyth	6,500	268
BorgWarner * (A)	53,344	2,807
Brinker International	3,400	64
Cablevision Systems, Cl A	6,700	176
Career Education * (A)	1,800	39
Carmax *	6,383	178
Carnival	33,300	1,272
Cavco Industries *	130	5
CBS, Cl B (A)	86,400	1,370
Chico’s FAS (A)	16,500	174
Chipotle Mexican Grill, Cl A *	800	138
Clear Channel Outdoor Holdings, Cl A *	5,800	66
Coach	135,336	5,814
Comcast, Cl A	441,800	7,988
Darden Restaurants	3,127	134
DeVry	7,121	350
Dick’s Sporting Goods *	3,700	104
DIRECTV, Cl A *	201,007	8,368
Discovery Communications, Cl C * (A)	5,040	193
DISH Network, Cl A	17,549	336
Dollar Tree *	1,243	61
DR Horton	6,500	72
Drew Industries *	1,300	27
Eastman Kodak * (A)	557,400	2,341
Expedia (A)	9,800	277
Family Dollar Stores	1,500	66
Federal Mogul, Cl A *	2,600	49
Ford Motor * (A)	309,000	3,782
Fortune Brands (A)	1,700	84
Fossil *	6,100	328
GameStop, Cl A * (A)	3,622	71
Gannett (A)	80,000	979
Gap (A)	165,900	3,092
Garmin (A)	37,300	1,132
Gentex	5,500	107
Genuine Parts	2,250	100
Goodyear Tire & Rubber * (A)	11,350	122
H&R Block	10,600	137
Harley-Davidson	3,000	86
Harman International Industries *	4,200	140
Hasbro	5,095	227
Helen of Troy *	3,500	88
Hillenbrand	6,100	131
Home Depot	38,900	1,232

Description	Shares	Market Value ($ Thousands)

International Game Technology	5,453	$79
International Speedway, Cl A	1,000	25
Interpublic Group *	13,000	130
iRobot *	2,400	45
ITT Educational Services * (A)	12,800	900
J.C. Penney	4,030	109
Jarden	4,100	128
Johnson Controls	30,359	926
KB Home (A)	4,700	53
Kohl’s *	4,900	258
Lamar Advertising, Cl A * (A)	7,300	232
Las Vegas Sands * (A)	5,600	195
La-Z-Boy, Cl Z * (A)	5,900	50
Lear *	1,100	87
Leggett & Platt (A)	31,000	706
Lennar, Cl A	5,100	78
Liberty Global, Cl A * (A)	14,200	438
Liberty Media - Capital, Ser A *	10,500	547
Liberty Media - Interactive, Cl A *	13,150	180
Liberty Media - Starz, Ser A *	9,306	604
Limited Brands	5,100	136
LKQ *	3,200	67
Lowe’s	170,781	3,807
Macy’s	79,200	1,829
Madison Square Garden, Cl A *	1,675	35
Marriott International, Cl A	7,099	254
Mattel	2,300	54
McDonald’s	126,839	9,451
McGraw-Hill	5,300	175
Mohawk Industries * (A)	2,829	151
National Presto Industries	800	85
NetFlix * (A)	31,240	5,066
New York Times, Cl A * (A)	10,200	79
Newell Rubbermaid	2,700	48
News, Cl A	253,900	3,316
Nike, Cl B (A)	96,300	7,718
Nordstrom	74,000	2,753
NVR *	100	65
Omnicom Group	6,000	237
O’Reilly Automotive * (A)	6,600	351
Penn National Gaming *	2,300	68
Perry Ellis International *	1,000	22
PetSmart (A)	27,808	973
Polo Ralph Lauren	900	81
priceline.com * (A)	28,983	10,096
Pulte Homes * (A)	7,700	67
RadioShack	45,100	962
Ross Stores (A)	38,100	2,081
Royal Caribbean Cruises * (A)	3,900	123
Scholastic	1,700	47
Sears Holdings * (A)	5,300	382
Shoe Carnival *	1,200	24
Snap-On	778	36
Stanley Black & Decker	4,250	260
Staples	193,627	4,051
Starbucks (A)	194,009	4,963
Starwood Hotels & Resorts Worldwide (A)	3,600	189
Superior Industries International	1,900	33
Target	124,788	6,669
Tempur-Pedic International *	25,200	781
Thomson Reuters	2,900	109

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Thor Industries	8,000	$267
Tiffany (A)	1,800	85
Tim Hortons	1,500	55
Time Warner	341,219	10,458
Time Warner Cable, Cl A	72,424	3,910
TJX	36,200	1,616
Toll Brothers *	2,300	44
TRW Automotive Holdings * (A)	34,600	1,438
Urban Outfitters *	2,500	79
VF (A)	36,806	2,982
Viacom, Cl B	10,400	376
Virgin Media (A)	12,500	288
WABCO Holdings *	3,400	143
Walt Disney	138,757	4,594
Warnaco Group *	2,100	107
Washington Post, Cl B	100	40
Whirlpool (A)	26,000	2,105
Wyndham Worldwide	13,000	357
Wynn Resorts	500	43
Yum! Brands	63,400	2,920

		173,961

Consumer Staples — 9.1%
Altria Group	96,510	2,318
Archer-Daniels-Midland	107,378	3,427
Avon Products	7,636	245
BJ’s Wholesale Club *	17,457	724
Brown-Forman, Cl B	20,900	1,288
Bunge (A)	2,500	148
Campbell Soup (A)	47,600	1,702
Central European Distribution *	1,800	40
Chiquita Brands International * (A)	26,000	344
Church & Dwight	800	52
Clorox	2,969	198
Coca-Cola	228,679	13,382
Coca-Cola Enterprises	6,100	189
Colgate-Palmolive	63,829	4,906
ConAgra Foods	51,550	1,131
Constellation Brands, Cl A *	3,000	53
Corn Products International	30,800	1,155
Costco Wholesale	10,500	677
CVS Caremark	205,870	6,479
Dean Foods *	19,800	202
Del Monte Foods	114,700	1,504
Diageo ADR	58,500	4,037
Dr Pepper Snapple Group (A)	30,300	1,076
Energizer Holdings *	1,628	110
Estee Lauder, Cl A	3,500	221
General Mills	16,768	613
Herbalife (A)	38,800	2,342
Hershey	1,900	90
HJ Heinz (A)	3,797	180
Hormel Foods	2,000	89
JM Smucker	3,700	224
Kellogg	113,058	5,711
Kimberly-Clark	58,942	3,834
Kraft Foods, Cl A	92,444	2,853
Kroger	187,652	4,065
Lorillard	5,450	438
McCormick (A)	2,100	88
Mead Johnson Nutrition, Cl A	67,031	3,815
Molson Coors Brewing, Cl B	12,100	572

Description	Shares	Market Value ($ Thousands)

NBTY *	1,100	$60
PepsiCo	154,373	10,257
Philip Morris International	85,874	4,811
Prestige Brands Holdings *	18,600	184
Procter & Gamble	495,500	29,715
Reynolds American (A)	37,900	2,251
Safeway (A)	152,417	3,225
Sara Lee	24,000	322
SUPERVALU (A)	42,400	489
SYSCO (A)	9,150	261
Tyson Foods, Cl A	101,000	1,618
Walgreen	251,422	8,423
Wal-Mart Stores	144,748	7,747
Whole Foods Market *	3,700	137

		140,022

Energy — 8.8%
Anadarko Petroleum	11,400	650
Apache (A)	55,735	5,449
Arch Coal	4,000	107
Baker Hughes (A)	6,603	281
BP ADR	4,700	194
Cabot Oil & Gas	1,500	45
Cameron International *	71,866	3,087
Canadian Natural Resources	97,437	3,371
Chesapeake Energy	52,500	1,189
Chevron	304,809	24,705
Cimarex Energy	17,643	1,168
Complete Production Services *	6,200	127
Concho Resources * (A)	900	60
ConocoPhillips	240,107	13,789
Consol Energy	2,800	104
Continental Resources *	1,000	46
Denbury Resources * (A)	76,600	1,217
Devon Energy	35,790	2,317
Diamond Offshore Drilling (A)	15,600	1,057
Dresser-Rand Group *	11,000	406
El Paso (A)	10,156	126
Ensco International ADR	3,000	134
EOG Resources (A)	58,800	5,467
Equities	3,300	119
EXCO Resources	3,100	46
Exterran Holdings * (A)	2,700	61
Exxon Mobil	248,749	15,370
FMC Technologies *	1,400	96
Frontier Oil	11,400	153
Frontline	2,300	65
Halliburton	134,745	4,456
Helmerich & Payne (A)	9,295	376
Hess	24,750	1,463
Holly (A)	7,600	219
Marathon Oil	194,300	6,431
Mariner Energy * (A)	2,731	66
Massey Energy	1,900	59
McDermott International *	7,600	112
Murphy Oil	73,616	4,558
Nabors Industries *	5,600	101
National Oilwell Varco	65,541	2,915
Newfield Exploration *	2,500	144
Noble	31,500	1,064
Noble Energy	2,600	195
Occidental Petroleum	58,945	4,615
Oceaneering International *	1,200	65

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Oil States International *	33,800	$1,573
Patriot Coal * (A)	880	10
Patterson-UTI Energy	49,700	849
Peabody Energy	8,900	436
PetroHawk Energy *	8,800	142
Pioneer Natural Resources	4,944	322
Plains Exploration & Production *	4,095	109
Pride International *	2,700	79
QEP Resources	3,500	106
Range Resources (A)	53,222	2,029
Rowan *	2,522	77
RPC	8,200	174
SandRidge Energy * (A)	10,000	57
Schlumberger	70,458	4,341
SM Energy	1,000	37
Southwestern Energy *	48,643	1,627
Spectra Energy	19,743	445
Stone Energy *	24,000	354
Sunoco (A)	18,700	683
Swift Energy * (A)	9,800	275
Teekay Shipping	3,100	83
Tidewater (A)	14,350	643
Transocean *	114,250	7,345
Ultra Petroleum * (A)	5,100	214
Unit *	28,200	1,052
Valero Energy	158,694	2,779
Venoco * (A)	4,800	94
Weatherford International *	16,800	287
Whiting Petroleum *	1,700	162
Williams	69,600	1,330

		135,559

Financials — 16.3%
ACE	30,700	1,788
Affiliated Managers Group *	1,000	78
Aflac	112,860	5,836
Agree Realty †	7,700	194
Alexandria Real Estate Equities † (A)	1,000	70
Allstate	89,350	2,819
American Equity Investment Life Holding (A)	26,600	272
American Express	244,727	10,286
American Financial Group	61,500	1,881
American International Group * (A)	8,700	340
Ameriprise Financial	89,490	4,236
Annaly Capital Management † (A)	62,513	1,100
AON (A)	4,050	158
Apartment Investment & Management, Cl A † (A)	67,115	1,435
Arthur J. Gallagher	2,600	69
Associated Banc-Corp (A)	14,100	186
Assurant	60,200	2,450
Assured Guaranty	6,600	113
AvalonBay Communities †	1,900	197
Axis Capital Holdings	31,600	1,041
Bancorp Rhode Island	1,500	42
Bank of America	1,549,724	20,317
Bank of Hawaii (A)	23,150	1,040
Bank of New York Mellon	207,204	5,414
BB&T (A)	18,300	441

Description	Shares	Market Value ($ Thousands)

Berkshire Hathaway, Cl B *	155,800	$12,882
BlackRock	700	119
Boston Properties † (A)	1,600	133
Brandywine Realty Trust †	38,000	466
BRE Properties, Cl A †	2,200	91
Brookfield Asset Management, Cl A	40,500	1,149
Brown & Brown (A)	2,200	44
Camden Property Trust †	2,200	106
Capital One Financial (A)	170,100	6,727
CapitalSource	3,400	18
CB Richard Ellis Group, Cl A *	2,800	51
Charles Schwab	18,220	253
Chimera Investment †	68,200	269
Chubb (A)	107,000	6,098
Cincinnati Financial (A)	3,700	107
CIT Group *	5,100	208
Citigroup *	3,347,900	13,057
CME Group	19,000	4,949
CNA Surety *	2,500	45
Comerica (A)	14,200	528
Commerce Bancshares	2,835	107
Compass Diversified Holdings	4,900	79
Credicorp (A)	12,400	1,412
Cullen/Frost Bankers	1,900	102
Digital Realty Trust † (A)	1,300	80
Discover Financial Services	7,500	125
Duke Realty †	21,100	245
E*Trade Financial *	34,900	508
Endurance Specialty Holdings	35,200	1,401
Equity Residential † (A)	4,687	223
Erie Indemnity, Cl A	1,400	79
Everest Re Group	32,800	2,836
Federal Realty Investment Trust † (A)	800	65
Fidelity National Financial, Cl A	5,399	85
Fifth Third Bancorp	101,900	1,226
First American Financial	2,100	31
First Citizens BancShares, Cl A	600	111
First Horizon National * (A)	15,677	179
Forest City Enterprises, Cl A * (A)	61,000	783
Franklin Resources	24,550	2,624
Fulton Financial	52,400	475
General Growth Properties †	3,000	47
General Motors Financial *	10,900	267
GLG Partners * (A)	20,900	94
Goldman Sachs Group	101,399	14,660
Hanover Insurance Group	4,297	202
Hartford Financial Services Group	36,700	842
HCC Insurance Holdings	1,500	39
HCP † (A)	8,700	313
Health Care †	1,371	65
Highwoods Properties † (A)	750	24
Hospitality Properties Trust †	73,600	1,644
Host Hotels & Resorts † (A)	17,409	252
Hudson City Bancorp	145,200	1,780
Huntington Bancshares (A)	214,400	1,216
IntercontinentalExchange *	43,491	4,554
Invesco (A)	6,000	127
Invesco Mortgage Capital †	15,000	323
Investment Technology Group *	2,400	34

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Jefferies Group (A)	7,900	$179
Jones Lang LaSalle (A)	17,000	1,467
JPMorgan Chase	688,107	26,196
Keycorp (A)	16,200	129
Kimco Realty †	3,600	57
Legg Mason (A)	2,100	64
Liberty Property Trust † (A)	1,900	61
Lincoln National	50,500	1,208
Loews	33,900	1,285
M&T Bank (A)	2,500	204
Macerich † (A)	5,935	255
Mack-Cali Realty †	2,700	88
Maiden Holdings	14,200	108
Manulife Financial	1,565	20
Marsh & McLennan	5,906	142
Marshall & Ilsley	11,700	82
MBIA * (A)	7,600	76
Mercury General	1,700	69
MetLife	85,300	3,280
Moody’s (A)	3,838	96
Morgan Stanley	147,100	3,630
MSCI, Cl A *	1,300	43
Nationwide Health Properties †	1,500	58
Nelnet, Cl A	3,200	73
New York Community Bancorp (A)	3,600	59
Northern Trust	6,450	311
NYSE Euronext	148,900	4,254
Old Republic International (A)	5,100	71
OneBeacon Insurance Group, Cl A	4,400	63
Oppenheimer Holdings, Cl A	2,700	76
PartnerRe	1,800	144
People’s United Financial	10,625	139
Plum Creek Timber †	2,090	74
PNC Financial Services Group	92,300	4,791
Popular *	14,800	43
Principal Financial Group	8,000	207
Progressive	10,982	229
Prologis † (A)	9,200	108
Protective Life	8,600	187
Prudential Financial	65,100	3,527
Public Storage †	15,450	1,499
Ramco-Gershenson Properties †	10,600	114
Raymond James Financial (A)	2,025	51
Rayonier †	4,600	231
Regions Financial	97,300	707
Reinsurance Group of America, Cl A	21,100	1,019
RenaissanceRe Holdings (A)	20,900	1,253
Resource Capital † (A)	16,000	102
Simon Property Group †	7,848	728
SL Green Realty †	700	44
SLM *	7,400	85
St. Joe * (A)	1,700	42
StanCorp Financial Group	10,400	395
State Street	42,000	1,582
Sunstone Hotel Investors * †	42,700	387
SunTrust Banks (A)	27,800	718
SVB Financial Group * (A)	1,550	66
T. Rowe Price Group (A)	33,600	1,682
Taubman Centers † (A)	37,300	1,664

Description	Shares	Market Value ($ Thousands)

TD Ameritrade Holding * (A)	7,650	$124
Torchmark	1,000	53
Transatlantic Holdings	1,400	71
Travelers	115,365	6,011
Unitrin	4,900	120
Unum Group	85,650	1,897
US Bancorp	184,008	3,978
Validus Holdings	30,600	807
Valley National Bancorp (A)	2,276	29
Ventas † (A)	3,400	175
Vornado Realty Trust †	18,643	1,595
Waddell & Reed Financial, Cl A	2,800	77
Walter Investment Management †	876	15
Washington Federal	9,300	142
Weingarten Realty Investors † (A)	4,600	100
Wells Fargo	841,467	21,146
WesBanco	6,600	108
Weyerhaeuser	9,119	144
White Mountains Insurance Group	100	31
World Acceptance * (A)	5,200	230
XL Group, Cl A	12,400	269

		251,006

Health Care — 13.3%
Abbott Laboratories	171,458	8,957
Abraxis BioScience *	6,000	464
Aetna	182,000	5,753
Alcon	200	33
Alere *	1,700	53
Alexion Pharmaceuticals *	1,100	71
Allergan	145,100	9,653
AmerisourceBergen	81,576	2,501
Amgen *	232,448	12,810
Amylin Pharmaceuticals * (A)	3,700	77
Baxter International	13,350	637
Beckman Coulter	2,600	127
Becton Dickinson	7,100	526
Biogen Idec *	54,108	3,037
Boston Scientific *	36,600	224
Bristol-Myers Squibb	183,245	4,968
Bruker BioSciences * (A)	22,500	316
C.R. Bard	3,700	301
Cardinal Health	42,500	1,404
CareFusion *	4,700	117
Celgene * (A)	85,985	4,954
Cerner * (A)	1,100	92
Charles River Laboratories International *	1,600	53
Cigna	7,040	252
Community Health Systems *	1,600	50
Cooper	2,100	97
Covance *	2,200	103
Coventry Health Care *	56,900	1,225
Covidien	79,231	3,184
Cyberonics *	2,300	61
DaVita *	1,425	98
Dendreon * (A)	1,600	66
Dentsply International	2,300	74
Edwards Lifesciences *	1,400	94
Eli Lilly (A)	146,971	5,369

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings *	45,900	$1,526
Express Scripts *	61,845	3,012
Forest Laboratories *	114,300	3,535
Furiex Pharmaceuticals *	433	5
Genzyme *	56,950	4,031
Gilead Sciences *	111,400	3,967
Health Management Associates, Cl A * (A)	9,200	71
Health Net *	43,800	1,191
Henry Schein *	1,000	59
Hologic *	7,600	122
Hospira *	3,100	177
Human Genome Sciences *	3,600	107
Humana *	30,379	1,526
Idexx Laboratories * (A)	3,500	216
Illumina * (A)	1,600	79
Immucor *	4,500	89
Impax Laboratories *	2,600	51
Intuitive Surgical * (A)	4,950	1,405
Invacare (A)	9,200	244
Johnson & Johnson	354,742	21,980
Kinetic Concepts *	23,400	856
King Pharmaceuticals *	62,950	627
Laboratory Corp of America Holdings * (A)	39,034	3,061
Life Technologies *	4,591	214
Lincare Holdings (A)	23,850	598
McKesson	2,326	144
Medco Health Solutions *	144,986	7,548
Medicines *	5,800	82
Medidata Solutions *	2,000	39
Mednax *	1,500	80
Medtronic	210,676	7,074
Merck	334,372	12,308
Mettler Toledo International *	2,850	354
Mylan Laboratories * (A)	7,475	141
Novo Nordisk ADR (A)	44,800	4,410
Par Pharmaceutical *	7,400	215
Patterson	2,100	60
PerkinElmer	5,950	138
Perrigo (A)	36,000	2,312
Pfizer	1,095,576	18,811
Pharmaceutical Product Development	5,200	129
Quest Diagnostics	3,004	152
Questcor Pharmaceuticals *	2,100	21
ResMed *	1,800	59
Sirona Dental Systems *	7,300	263
St. Jude Medical * (A)	111,724	4,395
Stryker	12,000	601
SXC Health Solutions *	6,000	219
Tenet Healthcare *	9,200	43
Teva Pharmaceutical Industries ADR	41,265	2,177
Thermo Fisher Scientific *	51,600	2,470
UnitedHealth Group	462,399	16,235
Valeant Pharmaceuticals International * (A)	1,781	45
Varian Medical Systems * (A)	2,900	175
VCA Antech *	2,200	46
Vertex Pharmaceuticals * (A)	2,700	93

Description	Shares	Market Value ($ Thousands)

Warner Chilcott, Cl A	1,700	$38
Waters *	8,900	630
Watson Pharmaceuticals *	2,900	123
WellPoint *	81,944	4,641
Zimmer Holdings *	27,626	1,446

		204,267

Industrials — 9.5%
3M	148,869	12,908
Aecom Technology *	1,500	36
AGCO * (A)	1,600	62
Alliant Techsystems * (A)	2,500	188
Amerco *	400	32
Ametek	9,500	454
AMR *	25,300	159
Avery Dennison	1,300	48
AZZ	1,000	43
Babcock & Wilcox *	3,800	81
BE Aerospace *	1,900	58
Boeing (A)	116,139	7,728
Bucyrus International, Cl A	1,500	104
C.H. Robinson Worldwide (A)	2,502	175
Carlisle	1,500	45
Caterpillar	59,522	4,683
Chicago Bridge & Iron *	4,600	113
Cintas	1,700	47
CNH Global	1,600	59
Continental Airlines, Cl B * (A)	7,650	190
Con-way (A)	3,100	96
Cooper Industries, Cl A	8,100	396
Copart *	4,900	162
Corrections Corp of America *	1,900	47
Covanta Holding	2,900	46
Crane	4,850	184
CSX	51,862	2,869
Cummins	53,475	4,844
Danaher	86,339	3,506
Deere	23,600	1,647
Delta Air Lines * (A)	8,100	94
Donaldson	1,900	90
Dover	17,200	898
Dun & Bradstreet	15,100	1,119
DXP Enterprises *	1,500	29
Eaton	11,179	922
Emerson Electric	83,601	4,402
EnerSys *	4,000	100
Equifax	2,500	78
Expeditors International of Washington (A)	93,500	4,322
Fastenal (A)	2,800	149
FedEx	20,533	1,756
Flowserve	2,004	219
Fluor (A)	4,700	233
Foster Wheeler *	2,100	51
FTI Consulting *	1,300	45
Gardner Denver	24,800	1,331
GATX (A)	1,600	47
General Cable *	3,000	81
General Dynamics	65,106	4,089
General Electric	1,227,955	19,954
Goodrich	37,050	2,732
Graco	1,400	44
Harsco	2,300	57

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Hertz Global Holdings * (A)	4,200	$44
Honeywell International	25,963	1,141
IDEX	4,400	156
Illinois Tool Works	31,929	1,501
Ingersoll-Rand	3,300	118
Iron Mountain	3,625	81
ITT	18,100	848
Jacobs Engineering Group *	3,100	120
John Bean Technologies	216	4
Joy Global	6,100	429
Kansas City Southern *	1,100	41
KBR	53,700	1,323
Kennametal	18,000	557
L-3 Communications Holdings	37,200	2,688
Lincoln Electric Holdings	400	23
Lockheed Martin	34,270	2,443
Manitowoc	4,100	50
Manpower	1,700	89
Masco	7,600	84
MSC Industrial Direct, Cl A	2,000	108
NACCO Industries, Cl A	1,200	105
Navistar International *	900	39
Norfolk Southern	44,590	2,654
Northrop Grumman	97,734	5,926
Oshkosh Truck *	11,500	316
PACCAR (A)	6,134	295
Pall	2,322	97
Parker Hannifin	33,675	2,359
Pentair	2,400	81
Polypore International *	1,400	42
Precision Castparts (A)	29,857	3,802
Quanta Services * (A)	88,900	1,696
Raytheon	79,500	3,634
Regal-Beloit	3,100	182
Republic Services	7,345	224
Robert Half International (A)	2,900	75
Rockwell Automation	6,000	370
Rockwell Collins	78,182	4,554
Roper Industries	1,900	124
RR Donnelley & Sons	126,500	2,145
Shaw Group *	1,550	52
Skywest	821	11
Southwest Airlines	20,700	271
Spirit Aerosystems Holdings, Cl A *	2,400	48
SPX	749	47
Stericycle *	600	42
Textron	5,200	107
Thomas & Betts *	5,400	222
Timken	26,900	1,032
Trinity Industries (A)	5,700	127
Tyco International	21,311	783
UAL * (A)	51,700	1,222
Union Pacific	42,900	3,509
United Parcel Service, Cl B	22,300	1,487
United Technologies	146,007	10,400
URS *	3,500	133
Waste Management (A)	11,218	401
WW Grainger (A)	13,209	1,573

		145,887

Information Technology — 19.5%
Accenture, Cl A	8,900	378

Description	Shares	Market Value ($ Thousands)

Acme Packet * (A)	3,300	$125
Activision Blizzard	134,300	1,453
Adobe Systems * (A)	190,667	4,986
Advanced Micro Devices * (A)	7,200	51
Advent Software * (A)	1,378	72
Agilent Technologies *	18,450	616
Akamai Technologies *	3,000	151
Alliance Data Systems * (A)	1,100	72
Altera (A)	9,400	284
Amdocs * (A)	36,900	1,058
Amphenol, Cl A	2,800	137
Analog Devices	4,050	127
AOL *	24,060	595
Aon Hewitt, Cl A *	1,500	76
Apple *	126,037	35,763
Applied Materials	59,300	693
Arris Group *	10,500	103
Arrow Electronics *	5,000	134
Autodesk *	85,709	2,740
Automatic Data Processing	8,218	345
Avnet *	61,100	1,650
AVX	8,200	113
BMC Software *	6,848	277
Broadcom, Cl A	34,700	1,228
Broadridge Financial Solutions	3,000	69
Brocade Communications Systems *	8,700	51
CA	17,197	363
Cadence Design Systems *	11,100	85
Check Point Software Technologies *	68,994	2,548
Ciena * (A)	6,400	100
Cisco Systems *	964,199	21,116
Citrix Systems * (A)	121,305	8,278
Cognizant Technology Solutions, Cl A *	4,456	287
Computer Sciences	37,900	1,743
Convergys *	7,400	77
CoreLogic	2,100	40
Corning	349,295	6,385
Cree * (A)	1,200	65
Cypress Semiconductor * (A)	6,250	79
Dell *	29,400	381
Diebold	1,700	53
Dolby Laboratories, Cl A * (A)	4,335	246
DST Systems	850	38
eBay *	167,434	4,085
EchoStar, Cl A *	2,800	53
Electronic Arts *	5,200	85
EMC *	647,303	13,147
Equinix * (A)	800	82
F5 Networks *	31,148	3,233
Factset Research Systems (A)	900	73
Fidelity National Information Services	6,909	188
First Solar * (A)	1,200	177
Fiserv *	2,242	121
Global Payments	2,000	86
Google, Cl A *	18,638	9,800
Harris	50,800	2,250
Hewlett-Packard	191,073	8,038
IAC *	46,495	1,221

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Ingram Micro, Cl A *	104,400	$1,760
Intel (A)	577,736	11,110
Interactive Intelligence *	3,600	63
International Business Machines	88,008	11,805
International Rectifier *	3,500	74
Intersil, Cl A (A)	4,000	47
Intuit * (A)	156,431	6,853
Isilon Systems *	3,700	82
Itron *	5,100	312
Jabil Circuit	11,700	169
JDS Uniphase *	3,700	46
Juniper Networks * (A)	15,546	472
Kla-Tencor	3,800	134
Lam Research *	6,700	280
Lender Processing Services	3,732	124
Lexmark International, Cl A *	27,400	1,223
Linear Technology (A)	8,300	255
LSI Logic *	45,500	208
Marvell Technology Group *	67,200	1,177
Mastercard, Cl A	23,400	5,242
Maxim Integrated Products (A)	2,500	46
McAfee *	2,900	137
MEMC Electronic Materials *	4,300	51
Microchip Technology (A)	2,350	74
Micron Technology * (A)	128,900	929
Microsoft	909,624	22,277
Monster Worldwide * (A)	3,200	41
Motorola * (A)	49,700	424
Multi-Fineline Electronix *	1,400	31
National Semiconductor	9,100	116
NetApp * (A)	86,510	4,307
NeuStar, Cl A *	30,400	756
Novell *	13,200	79
Novellus Systems * (A)	5,200	138
Nuance Communications * (A)	150,000	2,346
Nvidia * (A)	12,250	143
Oracle	381,802	10,251
Paychex (A)	119,024	3,272
Plantronics	2,700	91
Polycom *	60,764	1,658
QLogic *	4,200	74
Qualcomm	371,963	16,783
Rackspace Hosting * (A)	101,600	2,640
Rambus *	5,000	104
Red Hat *	62,700	2,571
Research In Motion *	23,600	1,149
Rovi * (A)	3,923	198
Salesforce.com * (A)	30,182	3,374
SanDisk *	8,400	308
Seagate Technology *	88,600	1,044
Symantec *	73,114	1,109
Synopsys *	10,800	268
Tech Data *	22,300	899
Tellabs	11,600	86
Teradata *	104,900	4,045
Teradyne * (A)	9,800	109
Texas Instruments (A)	566,700	15,380
TIBCO Software *	12,000	213
Total System Services (A)	3,100	47
Trimble Navigation * (A)	2,600	91
Tyco Electronics	12,900	377
Verigy *	863	7

Description	Shares	Market Value ($ Thousands)

VeriSign * (A)	146,754	$4,658
Visa, Cl A	145,514	10,806
Vishay Intertechnology *	84,300	816
Vishay Precision Group *	5,807	91
VistaPrint *	1,200	46
VMware, Cl A * (A)	2,000	170
WebMD Health, Cl A * (A)	2,596	129
Western Digital *	36,650	1,041
Western Union	40,588	717
Xerox	236,028	2,443
Xilinx (A)	4,600	122
Yahoo! *	23,550	334
Zebra Technologies, Cl A *	7,200	242

		298,964

Materials — 2.7%
Air Products & Chemicals	3,550	294
Airgas (A)	1,700	115
AK Steel Holding	6,500	90
Albemarle	1,100	51
Alcoa	48,500	587
Allegheny Technologies (A)	80,366	3,733
Alpha Natural Resources *	2,600	107
Aptargroup	1,100	50
Ashland	46,100	2,248
Ball	18,200	1,071
Bemis	2,400	76
Boise *	27,400	178
Cabot	8,000	261
Celanese, Ser A	16,800	539
CF Industries Holdings	900	86
Cliffs Natural Resources (A)	1,800	115
Commercial Metals (A)	17,700	256
Crown Holdings *	2,200	63
Cytec Industries	24,100	1,359
Dow Chemical	52,975	1,455
E.I. Du Pont de Nemours	17,800	794
Eagle Materials	753	18
Eastman Chemical	47,500	3,515
Ecolab	12,100	614
FMC	900	62
Freeport-McMoRan Copper & Gold, Cl B	7,850	670
Greif, Cl A	1,500	88
Huntsman	4,200	49
International Flavors & Fragrances	1,400	68
International Paper	56,000	1,218
Kaiser Aluminum (A)	1,000	43
Koppers Holdings	4,900	132
Lubrizol	29,900	3,168
Martin Marietta Materials (A)	550	42
MeadWestvaco	7,400	181
Monsanto	83,180	3,987
Mosaic	3,000	176
Nalco Holding	109,700	2,766
NewMarket	1,600	182
Newmont Mining	15,000	942
Nucor (A)	19,800	756
OM Group *	2,300	69
Owens-Illinois * (A)	23,150	650
Packaging Corp of America	1,900	44
Pactiv *	1,632	54

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

PPG Industries	3,000	$218
Praxair (A)	5,100	460
Reliance Steel & Aluminum	10,200	424
Rock-Tenn, Cl A	20,100	1,001
Royal Gold (A)	1,938	97
RPM International	1,500	30
Sealed Air	6,700	151
Sherwin-Williams (A)	1,700	128
Sigma-Aldrich (A)	2,200	133
Sonoco Products	26,600	889
Southern Copper (A)	39,711	1,395
Steel Dynamics	6,500	92
Syngenta ADR	71,300	3,550
Titanium Metals *	2,700	54
United States Steel (A)	2,368	104
Walter Energy	2,400	195
Zep	2,700	47

		41,990

Telecommunication Services — 3.5%
American Tower, Cl A *	119,796	6,141
AT&T	809,646	23,156
Atlantic Telegraph-Network	3,100	153
CenturyTel (A)	38,268	1,510
Crown Castle International *	145,000	6,402
Frontier Communications (A)	50,369	412
MetroPCS Communications * (A)	51,700	541
NII Holdings *	2,900	119
Qwest Communications International (A)	19,518	122
SBA Communications, Cl A * (A)	2,100	85
Sprint Nextel *	398,800	1,846
Telephone & Data Systems	1,900	62
Telephone & Data Systems, Cl L	1,300	37
US Cellular *	33,676	1,548
USA Mobility	4,200	67
Verizon Communications	350,459	11,421
Windstream	8,323	102

		53,724

Utilities — 3.5%
AES *	760,450	8,631
AGL Resources	11,200	430
Allegheny Energy	4,200	103
Alliant Energy	35,200	1,280
Ameren	52,000	1,477
American Electric Power	114,300	4,141
American Water Works	16,200	377
Aqua America (A)	2,033	42
Atmos Energy	1,700	50
Calpine *	6,300	78
Centerpoint Energy	9,500	149
CMS Energy (A)	63,700	1,148
Consolidated Edison (A)	6,500	313
Constellation Energy Group	46,710	1,506
Dominion Resources (A)	14,783	645
DPL	11,900	311
DTE Energy	32,800	1,506
Duke Energy	21,544	382
Dynegy, Cl A *	1,360	7
Edison International	104,500	3,594
Energen	44,000	2,012
Entergy	39,348	3,011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Exelon	96,376	$4,104
FirstEnergy (A)	36,700	1,414
Great Plains Energy	3,500	66
Hawaiian Electric Industries (A)	3,200	72
MDU Resources Group	46,800	934
Mirant *	134,200	1,337
National Fuel Gas	1,300	67
NextEra Energy	11,538	628
NiSource	12,500	217
NRG Energy * (A)	50,400	1,049
NSTAR	7,000	275
NV Energy	36,000	473
OGE Energy	48,974	1,953
Oneok (A)	6,500	293
PG&E	6,150	279
Pinnacle West Capital	25,300	1,044
Portland General Electric	1,400	28
PPL	5,600	153
Progress Energy	5,500	244
Public Service Enterprise Group	145,100	4,800
Questar	3,500	61
SCANA	5,700	230
Sempra Energy	3,747	202
Southern	19,064	710
Southern Union	38,900	936
TECO Energy	14,700	255
Wisconsin Energy	1,000	58
Xcel Energy	8,453	194

		53,269

Total Common Stock (Cost $1,258,294) ($ Thousands)		1,498,649

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P.,
0.230% ** †† (B)	131,826,378	127,731

Total Affiliated Partnership (Cost $131,826) ($ Thousands)		127,731

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.150% ** ††	35,702,053	35,702

Total Cash Equivalent (Cost $35,702) ($ Thousands)		35,702

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.200%, 12/16/10	$6,212	6,210

Total U.S. Treasury Obligation (Cost $6,209) ($ Thousands)		6,210

Total Investments — 108.5% (Cost $1,432,031) ($ Thousands)		$1,668,292

8	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Dec-2010	$6
S&P Composite Index	101	Dec-2010	556
S&P Mid 400 Index E-MINI	58	Dec-2010	160

			$722

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,537,777 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $127,992 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $127,731 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,498,649	$—	$—	$1,498,649
Affiliated Partnership	—	127,731	—	127,731
Cash Equivalent	35,702	—	—	35,702
U.S. Treasury Obligation	—	6,210	—	6,210

Total Investments in Securities	$1,534,351	$133,941	$—	$1,668,292

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$722	$—	$—	$722

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 10.2%
Abercrombie & Fitch, Cl A (A)	11,300	$444
Amazon.com *	46,300	7,272
Apollo Group, Cl A *	16,103	827
Autonation * (A)	10,126	235
Autozone * (A)	3,894	891
Bed Bath & Beyond * (A)	35,133	1,525
Best Buy (A)	44,641	1,823
Big Lots *	9,913	330
Carmax *	28,500	794
Carnival	56,984	2,177
CBS, Cl B (A)	88,101	1,397
Coach	40,610	1,744
Comcast, Cl A	367,222	6,639
Darden Restaurants	18,813	805
DeVry	8,200	404
DIRECTV, Cl A *	113,300	4,717
Discovery Communications, Cl A * (A)	37,300	1,624
DR Horton	38,649	430
Eastman Kodak * (A)	31,610	133
Expedia (A)	26,700	753
Family Dollar Stores	17,322	765
Ford Motor * (A)	447,580	5,478
Fortune Brands (A)	19,119	941
GameStop, Cl A * (A)	18,600	367
Gannett (A)	33,547	410
Gap (A)	59,131	1,102
Genuine Parts	20,136	898
Goodyear Tire & Rubber * (A)	30,693	330
H&R Block	42,804	554
Harley-Davidson (A)	29,908	851
Harman International Industries *	8,500	284
Hasbro	17,191	765
Home Depot (A)	218,696	6,928
International Game Technology	41,056	593
Interpublic Group *	63,501	637
J.C. Penney (A)	30,680	834
Johnson Controls	88,757	2,707
Kohl’s *	40,047	2,110
Leggett & Platt	19,454	443
Lennar, Cl A (A)	23,507	362
Limited Brands (A)	34,427	922
Lowe’s	186,436	4,156
Macy’s	54,564	1,260
Marriott International, Cl A (A)	37,452	1,342
Mattel	48,418	1,136
McDonald’s	139,170	10,370
McGraw-Hill	40,521	1,340
Meredith (A)	5,363	179
New York Times, Cl A *	14,392	111
Newell Rubbermaid (A)	36,747	654
News, Cl A	296,833	3,877
Nike, Cl B (A)	51,194	4,103
Nordstrom	21,902	815
Office Depot *	38,120	175
Omnicom Group	40,304	1,591
O’Reilly Automotive * (A)	17,300	920
Polo Ralph Lauren (A)	8,800	791
priceline.com *	6,280	2,187

Description	Shares	Market Value ($ Thousands)

Pulte Homes * (A)	41,982	$368
RadioShack	15,025	321
Ross Stores (A)	15,834	865
Scripps Networks Interactive, Cl A	11,600	552
Sears Holdings * (A)	6,065	437
Snap-On	6,953	323
Stanley Black & Decker	21,435	1,313
Staples	94,114	1,969
Starbucks (A)	96,358	2,465
Starwood Hotels & Resorts Worldwide (A)	25,335	1,331
Target	94,319	5,040
Tiffany (A)	16,973	798
Time Warner	149,912	4,595
Time Warner Cable, Cl A	46,783	2,526
TJX	52,867	2,359
Urban Outfitters *	17,000	535
VF	11,214	908
Viacom, Cl B	80,101	2,899
Walt Disney	250,027	8,278
Washington Post, Cl B (A)	755	302
Whirlpool (A)	9,905	802
Wyndham Worldwide	22,902	629
Wynn Resorts (A)	9,200	798
Yum! Brands (A)	61,670	2,841

		141,506

Consumer Staples — 11.1%
Altria Group	271,856	6,530
Archer-Daniels-Midland	84,266	2,690
Avon Products (A)	55,151	1,771
Brown-Forman, Cl B	14,495	894
Campbell Soup (A)	24,175	864
Clorox (A)	18,442	1,231
Coca-Cola	301,553	17,647
Coca-Cola Enterprises	43,617	1,352
Colgate-Palmolive	64,493	4,957
ConAgra Foods	57,552	1,263
Constellation Brands, Cl A *	25,800	456
Costco Wholesale (A)	58,118	3,748
CVS Caremark	178,835	5,628
Dean Foods *	24,800	253
Dr Pepper Snapple Group (A)	31,500	1,119
Estee Lauder, Cl A (A)	15,900	1,005
General Mills	83,982	3,069
Hershey (A)	22,012	1,047
HJ Heinz (A)	41,449	1,963
Hormel Foods	8,500	379
JM Smucker	15,148	917
Kellogg	32,867	1,660
Kimberly-Clark	53,899	3,506
Kraft Foods, Cl A	226,898	7,002
Kroger	85,159	1,844
Lorillard	20,176	1,620
McCormick (A)	17,361	730
Mead Johnson Nutrition, Cl A	27,134	1,544
Molson Coors Brewing, Cl B	20,546	970
PepsiCo	207,985	13,819
Philip Morris International	239,665	13,426
Procter & Gamble	371,101	22,255
Reynolds American (A)	22,340	1,327
Safeway	51,546	1,091

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Sara Lee	87,687	$1,178
SUPERVALU (A)	26,397	304
SYSCO (A)	78,220	2,231
Tyson Foods, Cl A	37,890	607
Walgreen (A)	128,944	4,320
Wal-Mart Stores	261,544	13,998
Whole Foods Market * (A)	19,100	709

		152,924

Energy — 10.7%
Anadarko Petroleum	65,280	3,724
Apache (A)	47,400	4,634
Baker Hughes (A)	56,749	2,418
Cabot Oil & Gas (A)	13,600	410
Cameron International *	31,500	1,353
Chesapeake Energy (A)	83,900	1,900
Chevron	262,478	21,274
ConocoPhillips	194,943	11,196
Consol Energy (A)	29,900	1,105
Denbury Resources * (A)	52,100	828
Devon Energy	56,913	3,685
Diamond Offshore Drilling (A)	8,900	603
El Paso (A)	93,294	1,155
EOG Resources (A)	33,344	3,100
Equities	19,300	696
Exxon Mobil	667,298	41,232
FMC Technologies * (A)	15,500	1,058
Halliburton	119,279	3,945
Helmerich & Payne (A)	13,900	562
Hess	38,075	2,251
Marathon Oil	93,756	3,103
Massey Energy (A)	13,900	431
Murphy Oil	24,963	1,546
Nabors Industries * (A)	37,978	686
National Oilwell Varco	54,868	2,440
Noble Energy (A)	22,700	1,705
Occidental Petroleum	105,659	8,273
Peabody Energy (A)	34,700	1,701
Pioneer Natural Resources (A)	15,400	1,001
QEP Resources	23,400	705
Range Resources	21,200	808
Rowan *	14,597	443
Schlumberger	178,843	11,019
Southwestern Energy *	46,000	1,538
Spectra Energy	83,561	1,884
Sunoco (A)	16,457	601
Tesoro (A)	16,700	223
Valero Energy	72,808	1,275
Williams	75,565	1,444

		147,955

Financials — 15.3%
ACE	43,900	2,557
Aflac	62,008	3,206
Allstate	70,159	2,214
American Express	136,815	5,750
American International Group * (A)	18,008	704
Ameriprise Financial	33,184	1,571
AON (A)	35,329	1,382
Apartment Investment & Management, Cl A † (A)	15,239	326
Assurant	14,800	602

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities † (A)	11,108	$1,154
Bank of America	1,311,228	17,190
Bank of New York Mellon	159,686	4,173
BB&T (A)	89,597	2,157
Berkshire Hathaway, Cl B * (A)	226,147	18,698
Boston Properties † (A)	18,000	1,496
Capital One Financial	59,062	2,336
CB Richard Ellis Group, Cl A * (A)	34,600	632
Charles Schwab (A)	126,127	1,753
Chubb	42,256	2,408
Cincinnati Financial (A)	20,079	579
Citigroup *	3,106,185	12,114
CME Group	8,507	2,216
Comerica	23,183	861
Discover Financial Services	69,630	1,162
E*Trade Financial *	26,543	386
Equity Residential † (A)	36,440	1,733
Federated Investors, Cl B (A)	10,545	240
Fifth Third Bancorp	101,711	1,224
First Horizon National * (A)	28,389	324
Franklin Resources	19,515	2,086
Genworth Financial, Cl A *	67,000	819
Goldman Sachs Group	67,456	9,753
Hartford Financial Services Group	57,386	1,317
HCP † (A)	41,100	1,479
Health Care † (A)	15,900	753
Host Hotels & Resorts † (A)	84,048	1,217
Hudson City Bancorp (A)	60,300	739
Huntington Bancshares (A)	88,375	501
IntercontinentalExchange *	9,300	974
Invesco	61,900	1,314
Janus Capital Group (A)	22,177	243
JPMorgan Chase	519,857	19,791
Keycorp	117,383	934
Kimco Realty †	52,100	821
Legg Mason (A)	20,800	630
Leucadia National	24,000	567
Lincoln National	38,798	928
Loews	41,549	1,575
M&T Bank (A)	10,561	864
Marsh & McLennan (A)	70,850	1,709
Marshall & Ilsley	71,170	501
MetLife (A)	117,726	4,527
Moody’s (A)	26,808	670
Morgan Stanley	183,761	4,535
NASDAQ OMX Group *	19,100	371
Northern Trust	31,105	1,500
NYSE Euronext	34,700	991
People’s United Financial	47,600	623
Plum Creek Timber † (A)	20,535	725
PNC Financial Services Group	69,275	3,596
Principal Financial Group	41,548	1,077
Progressive	87,368	1,823
Prologis † (A)	60,060	708
Prudential Financial	61,466	3,330
Public Storage †	18,028	1,749
Regions Financial (A)	164,663	1,197
Simon Property Group † (A)	38,602	3,580
SLM *	65,143	752
State Street	66,191	2,493

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

SunTrust Banks	64,296	$1,661
T. Rowe Price Group	33,408	1,673
Torchmark (A)	10,405	553
Travelers	61,552	3,207
Unum Group	42,452	940
US Bancorp	251,706	5,442
Ventas † (A)	20,000	1,031
Vornado Realty Trust † (A)	20,973	1,794
Wells Fargo	680,963	17,113
Weyerhaeuser (A)	70,340	1,109
XL Group, Cl A	43,605	945
Zions Bancorporation (A)	21,760	465

		210,843

Health Care — 11.4%
Abbott Laboratories	202,146	10,560
Aetna	56,102	1,773
Allergan	40,566	2,699
AmerisourceBergen	37,092	1,137
Amgen *	124,718	6,873
Baxter International	78,538	3,747
Becton Dickinson	30,162	2,235
Biogen Idec *	32,000	1,796
Boston Scientific * (A)	196,012	1,202
Bristol-Myers Squibb	225,775	6,121
C.R. Bard (A)	12,688	1,033
Cardinal Health	46,955	1,551
CareFusion *	22,677	563
Celgene *	60,800	3,503
Cephalon * (A)	9,500	593
Cerner * (A)	8,700	731
Cigna	36,271	1,298
Coventry Health Care *	18,513	399
DaVita *	13,600	939
Dentsply International (A)	18,400	588
Eli Lilly	133,430	4,874
Express Scripts *	72,304	3,521
Forest Laboratories *	36,063	1,116
Genzyme *	33,332	2,359
Gilead Sciences * (A)	109,172	3,888
Hospira *	21,604	1,232
Humana *	22,597	1,135
Intuitive Surgical * (A)	5,120	1,453
Johnson & Johnson	360,282	22,323
King Pharmaceuticals *	31,686	316
Laboratory Corp of America Holdings * (A)	13,763	1,079
Life Technologies *	23,843	1,113
McKesson	35,269	2,179
Medco Health Solutions *	56,816	2,958
Medtronic	141,217	4,742
Merck	402,344	14,810
Mylan Laboratories * (A)	38,911	732
Patterson	11,300	324
PerkinElmer	14,040	325
Pfizer	1,054,176	18,100
Quest Diagnostics (A)	20,024	1,011
St. Jude Medical *	43,456	1,710
Stryker	44,642	2,234
Tenet Healthcare *	51,876	245
Thermo Fisher Scientific *	53,143	2,545
UnitedHealth Group	148,147	5,201
Varian Medical Systems * (A)	15,700	950

Description	Shares	Market Value ($ Thousands)

Waters *	12,197	$863
Watson Pharmaceuticals *	14,071	595
WellPoint *	52,398	2,968
Zimmer Holdings *	26,455	1,384

		157,626

Industrials — 10.5%
3M	92,782	8,045
Avery Dennison	13,715	509
Boeing	95,632	6,363
C.H. Robinson Worldwide (A)	22,000	1,538
Caterpillar (A)	81,897	6,444
Cintas (A)	18,307	504
CSX	51,450	2,846
Cummins	26,240	2,377
Danaher	68,096	2,765
Deere (A)	56,002	3,908
Dover	24,737	1,292
Dun & Bradstreet	6,300	467
Eaton	21,969	1,812
Emerson Electric	98,206	5,172
Equifax	15,725	491
Expeditors International of Washington	27,900	1,290
Fastenal (A)	19,300	1,026
FedEx	41,305	3,532
Flowserve	7,100	777
Fluor (A)	23,444	1,161
General Dynamics	50,926	3,199
General Electric	1,394,674	22,664
Goodrich	16,620	1,225
Honeywell International	100,855	4,432
Illinois Tool Works (A)	65,824	3,095
ITT	23,500	1,101
Jacobs Engineering Group *	16,900	654
L-3 Communications Holdings	15,023	1,086
Lockheed Martin	38,894	2,772
Masco	47,668	525
Norfolk Southern	48,926	2,912
Northrop Grumman	39,519	2,396
PACCAR (A)	47,091	2,267
Pall	15,495	645
Parker Hannifin	21,471	1,504
Pitney Bowes (A)	28,375	607
Precision Castparts	18,400	2,343
Quanta Services * (A)	28,600	546
Raytheon	49,268	2,252
Republic Services	43,283	1,320
Robert Half International (A)	18,927	492
Rockwell Automation	18,726	1,156
Rockwell Collins	20,878	1,216
Roper Industries (A)	12,000	782
RR Donnelley & Sons	27,111	460
Ryder System	7,254	310
Southwest Airlines	98,649	1,289
Stericycle * (A)	10,900	757
Textron (A)	34,598	711
Tyco International	66,900	2,457
Union Pacific	65,994	5,398
United Parcel Service, Cl B	128,811	8,590
United Technologies	121,432	8,650
Waste Management (A)	63,728	2,278

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

WW Grainger (A)	7,965	$949

		145,359

Information Technology — 18.5%
Adobe Systems * (A)	68,836	1,800
Advanced Micro Devices * (A)	70,763	503
Agilent Technologies *	46,506	1,552
Akamai Technologies * (A)	23,800	1,194
Altera (A)	38,051	1,148
Amphenol, Cl A	22,700	1,112
Analog Devices	39,499	1,239
Apple *	119,431	33,888
Applied Materials	173,550	2,027
Autodesk *	29,317	937
Automatic Data Processing	65,150	2,738
BMC Software * (A)	23,449	949
Broadcom, Cl A (A)	55,736	1,972
CA	50,527	1,067
Cisco Systems *	746,604	16,351
Citrix Systems * (A)	24,842	1,695
Cognizant Technology Solutions, Cl A * (A)	39,500	2,547
Computer Sciences	21,033	967
Compuware * (A)	30,175	257
Corning	205,778	3,762
Dell *	227,274	2,945
eBay *	149,932	3,658
Electronic Arts *	43,978	723
EMC *	268,040	5,444
Fidelity National Information Services	32,565	883
First Solar * (A)	6,340	934
Fiserv *	19,980	1,075
Flir Systems *	19,200	494
Google, Cl A *	32,491	17,084
Harris	16,700	740
Hewlett-Packard	296,465	12,472
Intel	728,315	14,006
International Business Machines	164,937	22,125
Intuit *	36,986	1,620
Iron Mountain (A)	24,800	554
Jabil Circuit	25,979	374
JDS Uniphase *	29,456	365
Juniper Networks * (A)	67,800	2,058
Kla-Tencor (A)	21,771	767
Lexmark International, Cl A *	10,239	457
Linear Technology (A)	28,494	876
LSI Logic *	91,546	417
Mastercard, Cl A	12,800	2,867
McAfee *	19,600	926
MEMC Electronic Materials * (A)	29,300	349
Microchip Technology (A)	24,800	780
Micron Technology * (A)	109,569	790
Microsoft	995,893	24,390
Molex (A)	17,460	365
Monster Worldwide * (A)	15,034	195
Motorola * (A)	306,806	2,617
National Semiconductor	29,337	375
NetApp * (A)	45,476	2,264
Novell *	40,689	243
Novellus Systems * (A)	11,727	312
Nvidia *	74,048	865
Oracle	505,988	13,586

Description	Shares	Market Value ($ Thousands)

Paychex	41,456	$1,140
QLogic *	14,148	250
Qualcomm	209,832	9,467
Red Hat *	25,400	1,042
SAIC *	38,844	621
Salesforce.com * (A)	14,900	1,666
SanDisk * (A)	30,200	1,107
Symantec *	106,447	1,615
Tellabs	50,899	379
Teradata *	20,668	797
Teradyne * (A)	26,107	291
Texas Instruments	160,949	4,368
Total System Services	24,380	372
VeriSign * (A)	23,000	730
Visa, Cl A	64,972	4,825
Western Digital *	30,400	863
Western Union	89,812	1,587
Xerox	177,606	1,838
Xilinx (A)	32,409	862
Yahoo! *	176,238	2,497

		255,017

Materials — 3.5%
Air Products & Chemicals	27,426	2,272
Airgas (A)	10,400	707
AK Steel Holding	14,800	204
Alcoa (A)	134,535	1,629
Allegheny Technologies (A)	12,259	570
Ball	11,891	700
Bemis	14,490	460
CF Industries Holdings	9,390	897
Cliffs Natural Resources (A)	18,011	1,151
Dow Chemical (A)	152,075	4,176
E.I. Du Pont de Nemours	118,135	5,271
Eastman Chemical	9,608	711
Ecolab	30,930	1,569
FMC	9,500	650
Freeport-McMoRan Copper & Gold, Cl B	61,468	5,249
International Flavors & Fragrances	9,794	475
International Paper (A)	56,070	1,219
MeadWestvaco	21,515	525
Monsanto	71,048	3,405
Newmont Mining	63,908	4,014
Nucor (A)	41,882	1,600
Owens-Illinois *	22,600	634
Pactiv *	16,587	547
PPG Industries	21,545	1,569
Praxair (A)	39,799	3,592
Sealed Air	19,828	446
Sherwin-Williams (A)	12,116	910
Sigma-Aldrich (A)	15,536	938
Titanium Metals *	12,100	242
United States Steel (A)	18,326	803
Vulcan Materials (A)	17,449	644

		47,779

Telecommunication Services — 3.2%
American Tower, Cl A *	53,200	2,727
AT&T	771,940	22,077
CenturyTel (A)	39,792	1,570
Frontier Communications (A)	129,025	1,054

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

MetroPCS Communications * (A)	33,700	$352
Qwest Communications International (A)	227,426	1,426
Sprint Nextel *	384,022	1,778
Verizon Communications	370,098	12,062
Windstream (A)	61,246	753

		43,799

Utilities — 3.5%
AES *	85,990	976
Allegheny Energy	20,968	514
Ameren	31,044	882
American Electric Power	61,915	2,243
Centerpoint Energy	55,068	866
CMS Energy (A)	28,292	510
Consolidated Edison (A)	36,333	1,752
Constellation Energy Group	25,599	825
Dominion Resources (A)	78,640	3,433
DTE Energy	22,345	1,026
Duke Energy (A)	173,522	3,073
Edison International	42,553	1,463
Entergy	25,064	1,918
Exelon	87,054	3,707
FirstEnergy (A)	39,587	1,526
Integrys Energy Group (A)	10,134	527
NextEra Energy (A)	53,920	2,933
Nicor (A)	5,325	244
NiSource	34,479	600
Northeast Utilities	23,100	683
NRG Energy * (A)	33,700	702
Oneok	13,900	626
Pepco Holdings (A)	27,500	511
PG&E (A)	51,129	2,322
Pinnacle West Capital	14,749	609
PPL	60,371	1,644
Progress Energy	36,583	1,625
Public Service Enterprise Group	66,230	2,191
SCANA	14,500	585
Sempra Energy	31,965	1,720
Southern	108,635	4,046
TECO Energy	26,212	454
Wisconsin Energy	15,600	902
Xcel Energy	59,219	1,360

		48,998

Total Common Stock (Cost $774,456) ($ Thousands)		1,351,806

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	187,500,597	184,420

Total Affiliated Partnership (Cost $187,501) ($ Thousands)		184,420

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	35,344,525	35,345

Total Cash Equivalent (Cost $35,345) ($ Thousands)		35,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.125%, 11/18/10	$250	$250
0.080%, 10/14/10	2,895	2,895

Total U.S. Treasury Obligations (Cost $3,145) ($ Thousands)		3,145

Total Investments — 114.1% (Cost $1,000,447) ($ Thousands)		$1,574,716

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	687	Dec-2010	$1,154

For the period ended September 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,380,547 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $182,445 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $184,420 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

S&P 500 Index Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,351,806	$—	$—	$1,351,806
Affiliated Partnership	—	184,420	—	184,420
Cash Equivalent	35,345	—	—	35,345
U.S. Treasury Obligations	—	3,145	—	3,145

Total Investments in Securities	$1,387,151	$187,565	$—	$1,574,716

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,154	$—	$—	$1,154

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 15.6%
Aaron Rents	7,650	$141
American Greetings, Cl A	11,700	218
American Public Education * (A)	30,193	992
America’s Car-Mart *	6,800	171
Ameristar Casinos (A)	9,100	159
AnnTaylor Stores *	13,800	279
Arbitron	2,200	62
ATC Technology *	6,200	154
Barnes & Noble (A)	1,900	31
Belo, Cl A *	37,600	233
Big 5 Sporting Goods	8,600	115
Bluegreen *	1,884	5
Blyth	4,100	169
Brinker International	8,063	152
Brown Shoe	22,500	258
Brunswick (A)	26,000	396
Buckle (A)	2,700	72
Buffalo Wild Wings *	6,060	290
Cabela’s * (A)	20,925	397
California Pizza Kitchen *	21,700	370
Callaway Golf (A)	31,048	217
Capella Education * (A)	11,400	885
Carter’s *	4,200	111
Casual Male Retail Group *	40,500	165
Cato, Cl A	27,494	736
CEC Entertainment *	10,850	373
Cheesecake Factory *	16,016	424
Childrens Place Retail Stores *	2,500	122
Choice Hotels International	1,200	44
Christopher & Banks	15,300	121
Cinemark Holdings	5,300	85
Citi Trends *	5,800	140
Cooper Tire & Rubber	34,502	677
Core-Mark Holding *	600	19
Corinthian Colleges *	10,000	70
Cracker Barrel Old Country Store	13,608	691
CROCS *	39,575	515
Dana Holding * (A)	61,300	755
Deckers Outdoor * (A)	14,600	729
Denny’s * (A)	11,300	35
Dillard’s, Cl A (A)	7,900	187
DineEquity *	2,500	112
Domino’s Pizza *	8,800	116
DSW, Cl A * (A)	16,000	459
Eastman Kodak * (A)	43,700	183
Entercom Communications *	33,448	263
Ethan Allen Interiors (A)	3,500	61
EW Scripps, Cl A *	8,200	65
Finish Line, Cl A	59,500	828
Foot Locker	32,420	471
Gaylord Entertainment * (A)	12,454	380
Genesco *	12,100	362
Grand Canyon Education * (A)	4,900	107
Hillenbrand	10,137	218
HOT Topic	22,300	134
HSN *	24,155	722
Iconix Brand Group *	49,375	864
Insight Enterprises *	22,400	350
Interval Leisure Group *	2,800	38
Isle of Capri Casinos * (A)	20,425	146

Description	Shares	Market Value ($ Thousands)

Jo-Ann Stores *	3,811	$170
Jones Apparel Group	26,650	523
JOS A Bank Clothiers *	6,600	281
Kirkland’s *	31,302	434
Knology *	13,436	180
Lakeland Industries *	17,200	157
La-Z-Boy, Cl Z * (A)	33,200	280
Leggett & Platt	3,700	84
Lennar, Cl A (A)	9,225	142
Libbey *	18,100	238
Liberty Media - Starz, Ser A *	700	45
Life Time Fitness * (A)	14,824	585
Lifetime Brands * (A)	6,000	91
Lincoln Educational Services *	6,100	88
Liz Claiborne * (A)	32,200	196
Matthews International, Cl A	4,000	141
MDC Partners, Cl A	69,000	923
Media General, Cl A * (A)	9,600	86
Men’s Wearhouse	3,300	79
Meredith (A)	5,700	190
Monro Muffler	4,900	226
Morningstar *	1,700	76
National CineMedia	6,002	107
New Frontier Media *	53,500	95
Nutri/System (A)	5,700	110
OfficeMax *	25,830	338
Oxford Industries	19,600	466
Peet’s Coffee & Tea * (A)	1,100	38
Penske Auto Group *	7,500	99
PF Chang’s China Bistro (A)	8,900	411
Pier 1 Imports *	23,800	195
Polaris Industries (A)	3,700	241
Pool	4,700	94
Pre-Paid Legal Services * (A)	2,700	169
RC2 *	15,453	324
Regal Entertainment Group, Cl A	16,300	214
Regis	12,100	232
Retail Ventures *	10,000	107
Ryland Group (A)	16,090	288
Scholastic (A)	9,124	254
Sealy * (A)	10,200	25
Service International	11,099	96
Shoe Carnival *	6,600	133
Shutterfly *	9,500	247
Skechers U.S.A., Cl A *	20,800	489
Sotheby’s (A)	16,500	608
Spartan Motors	5,800	27
Stage Stores	36,608	476
Stamps.com *	3,400	44
Steiner Leisure *	7,223	275
Stewart Enterprises, Cl A	23,600	127
Stoneridge *	6,100	64
Sturm Ruger (A)	35,980	491
Systemax	1,200	15
Talbots * (A)	40,325	528
Tempur-Pedic International *	29,202	905
Tenneco *	36,148	1,047
Tesla Motors *	3,400	69
Texas Roadhouse, Cl A *	5,600	79
Timberland, Cl A *	5,100	101
Tractor Supply	7,642	303
Tupperware Brands	2,100	96

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance * (A)	14,900	$435
Under Armour, Cl A * (A)	5,475	247
Universal Technical Institute	13,900	272
Valassis Communications *	17,400	590
Volcom *	3,700	71
Wendy’s, Cl A	48,821	221
Wolverine World Wide	6,700	194

		34,916

Consumer Staples — 3.1%
Andersons	5,300	201
Cal-Maine Foods (A)	6,400	186
Casey’s General Stores (A)	14,414	602
China-Biotics * (A)	6,700	74
Chiquita Brands International *	48,978	648
Cosan SA Industria e Comercio (Brazil)	7,100	105
Darling International *	36,500	311
Del Monte Foods	37,000	485
Flowers Foods	3,900	97
Heckmann *	9,200	36
Herbalife	3,054	185
J&J Snack Foods	5,600	235
Kulim Malaysia	37,300	104
Lancaster Colony (A)	8,197	389
Mead Johnson Nutrition, Cl A	1,200	68
Medifast * (A)	24,033	652
Nu Skin Enterprises, Cl A	8,200	236
Pantry *	4,300	104
Pricesmart	2,300	67
Ruddick (A)	24,465	848
TreeHouse Foods *	14,280	658
United Natural Foods *	6,854	227
Universal	2,600	104
USANA Health Sciences *	400	16
Vector Group (A)	8,721	163
Viterra, Cl Common Subscription Recei *	11,700	102
Winn-Dixie Stores *	5,493	39

		6,942

Energy — 6.2%
Allis-Chalmers Energy * (A)	17,600	73
American Oil & Gas * (A)	24,200	196
Approach Resources *	28,400	317
Berry Petroleum, Cl A	21,498	682
BPZ Resources * (A)	20,300	78
Brigham Exploration *	27,600	517
CARBO Ceramics (A)	7,200	583
Clayton Williams Energy *	1,800	91
Clean Energy Fuels * (A)	6,200	88
Complete Production Services *	18,538	379
Comstock Resources * (A)	42,750	961
Contango Oil & Gas *	3,515	176
CVR Energy *	13,400	111
Delek US Holdings	5,100	37
Dril-Quip *	200	13
Energy Partners *	2,700	32
Energy XXI Bermuda * (A)	30,645	708
Exterran Holdings * (A)	7,200	164
Frontline	7,900	225
GeoMet *	49,900	43
Global Geophysical Services *	6,400	47

Description	Shares	Market Value ($ Thousands)

GMX Resources * (A)	17,300	$84
Goodrich Petroleum * (A)	65,530	955
Gulfport Energy *	7,300	101
Helix Energy Solutions Group *	32,388	361
Holly	4,000	115
Houston American Energy (A)	3,300	33
Key Energy Services *	66,695	634
Kodiak Oil & Gas * (A)	78,666	267
Lufkin Industries	11,684	513
Matrix Service *	15,800	138
McMoRan Exploration * (A)	10,900	188
Newpark Resources *	11,200	94
Nordic American Tanker Shipping, Cl US (A)	9,900	265
Northern Oil And Gas * (A)	6,600	112
Oilsands Quest * (A)	186,777	97
Overseas Shipholding Group (A)	7,900	271
PetroHawk Energy *	59,353	958
Petroquest Energy *	5,500	33
Quicksilver Resources *	46,084	581
Scorpio Tankers *	72,174	815
Ship Finance International (A)	10,400	202
StealthGas *	26,100	114
Swift Energy *	3,600	101
Teekay Shipping	8,200	219
Tetra Technologies *	25,600	261
Tidewater (A)	2,055	92
USEC * (A)	35,800	186
Vaalco Energy *	24,440	140
Vantage Drilling * (A)	68,500	110
W&T Offshore (A)	10,800	114
World Fuel Services	12,300	320

		13,995

Financials — 16.1%
Alterra Capital Holdings (A)	9,900	197
American Campus Communities † (A)	8,800	268
American Capital *	22,363	130
American Equity Investment Life Holding (A)	11,800	121
Amtrust Financial Services	16,150	234
Anworth Mortgage Asset †	21,058	150
Apartment Investment & Management, Cl A †	4,200	90
Apollo Investment *	11,362	116
Ashford Hospitality Trust * †	9,500	86
Aspen Insurance Holdings	16,100	488
Associated Banc-Corp	15,400	203
Associated Estates Realty †	27,915	390
Assured Guaranty	14,150	242
Astoria Financial	11,700	159
Banco Latinoamericano de Exportaciones, Cl E	3,600	52
Bancorp Rhode Island	9,100	254
Bancorpsouth (A)	16,500	234
Bank of Hawaii	4,800	216
BGC Partners, Cl A	14,700	88
BioMed Realty Trust †	13,185	236
Boston Private Financial Holdings (A)	43,100	282
Brandywine Realty Trust †	4,300	53

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Brasil Brokers Participacoes	20,400	$89
Calamos Asset Management, Cl A	5,300	61
Capstead Mortgage †	36,700	399
Cardinal Financial	19,500	187
Cathay General Bancorp	26,000	309
CBL & Associates Properties † (A)	9,700	127
Cedar Shopping Centers †	30,074	183
Chatham Lodging Trust †	8,700	162
Chemical Financial	4,600	95
Chimera Investment †	49,000	194
CNO Financial Group *	18,200	101
Cogdell Spencer †	48,803	308
Cohen & Steers (A)	3,800	83
Colonial Properties Trust †	21,350	346
Community Bank System (A)	10,800	249
Cowen Group, Cl A *	27,900	92
Crawford, Cl B *	2,200	5
CreXus Investment †	8,100	97
CVB Financial (A)	15,000	113
Delphi Financial Group, Cl A	14,800	370
Developers Diversified Realty †	32,342	363
DiamondRock Hospitality †	58,786	558
Dollar Financial *	5,462	114
Duff & Phelps	4,700	63
DuPont Fabros Technology †	19,773	497
EastGroup Properties †	2,122	79
Education Realty Trust †	48,000	343
eHealth *	2,700	35
EMC Insurance Group	800	17
Encore Bancshares *	9,150	66
Entertainment Properties Trust †	1,800	78
Equity Lifestyle Properties †	2,162	118
Equity One †	13,000	219
ESSA Bancorp	8,486	101
FBL Financial Group, Cl A	943	24
FBR Capital Markets *	86,700	272
Federated Investors, Cl B (A)	4,500	102
Financial Engines *	20,025	266
First American Financial	17,950	268
First Bancorp * (A)	11,200	3
First Cash Financial Services *	672	19
First Commonwealth Financial	13,600	74
First Financial Bancorp	44,490	742
FirstMerit	10,200	187
Flushing Financial	6,600	76
FNB (Pennsylvania) (A)	16,800	144
Fpic Insurance Group *	9,625	338
Fulton Financial	27,930	253
General Shopping Brasil (Brazil) *	17,300	102
Getty Realty †	6,863	184
Gluskin Sheff + Associates	3,000	53
Great American Group *	54,800	24
Greenhill (A)	6,666	529
Hancock Holding	15,270	459
Hanover Insurance Group	11,100	522
Harleysville Group	2,300	75
Hatteras Financial †	9,500	270
Hercules Technology Growth Capital	10,500	106
Highwoods Properties †	25,437	826
Home Bancshares	11,300	230
Home Federal Bancorp	8,800	107

Description	Shares	Market Value ($ Thousands)

Home Properties †	1,800	$95
Hudson Valley Holding (A)	3,370	66
Infinity Property & Casualty	2,200	107
Inland Real Estate †	68,587	570
Investors Real Estate Trust † (A)	8,000	67
Kennedy-Wilson Holdings * (A)	10,500	111
Knight Capital Group, Cl A *	5,800	72
Lexington Realty Trust † (A)	48,077	344
Life Partners Holdings (A)	1,250	24
LTC Properties †	15,700	401
Maiden Holdings	31,100	237
MB Financial	5,600	91
MCG Capital	3,800	22
Meadowbrook Insurance Group	76,900	690
Medical Properties Trust †	20,200	205
MF Global Holdings *	35,250	254
MFA Financial †	82,600	630
MGIC Investment * (A)	78,585	725
Mid-America Apartment Communities † (A)	2,651	155
National Penn Bancshares	98,441	615
National Retail Properties † (A)	19,850	498
Nationwide Health Properties †	2,200	85
Navios Maritime Acquisition *	35,500	195
Nelnet, Cl A	12,000	274
Omega Healthcare Investors †	1,100	25
optionsXpress Holdings *	12,453	191
Pacific Continental	19,050	172
PacWest Bancorp	15,305	292
Pennsylvania Real Estate Investment Trust † (A)	15,723	186
PHH *	6,600	139
Phoenix *	26,100	55
Piedmont Office Realty Trust, Cl A † (A)	5,500	104
Platinum Underwriters Holdings	2,300	100
PMA Capital, Cl A *	2,390	18
Post Properties †	16,350	457
Potlatch †	8,477	288
Prospect Capital (A)	13,100	127
Prosperity Bancshares	4,300	140
Protective Life	6,200	135
Provident Financial Services	7,000	87
Radian Group (A)	90,431	707
Redwood Trust †	11,400	165
Renasant (A)	11,100	169
RLI	6,063	343
S&T Bancorp (A)	4,900	85
Safety Insurance Group	4,300	181
SCBT Financial	7,700	240
SeaBright Insurance Holdings	7,300	59
Seacoast Banking Corp of Florida *	51,084	62
Selective Insurance Group	6,700	109
Senior Housing Properties Trust †	5,500	129
Simmons First National, Cl A	6,800	192
Sovran Self Storage †	4,200	159
Starwood Property Trust †	10,000	199
Stifel Financial *	2,346	109
Sunstone Hotel Investors * †	44,980	408
Susquehanna Bancshares	61,040	515
SWS Group	12,000	86
Tanger Factory Outlet Centers †	2,200	104

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Taubman Centers †	5,100	$228
THL Credit	13,900	164
Titanium Asset Management PIPE * (C) (D)	2,000	6
Titanium Asset Management	13,400	12
Tower Group	5,846	137
Trustco Bank NY (A)	46,000	256
Trustmark (A)	19,486	424
Umpqua Holdings	24,632	279
United Bankshares	2,655	66
United Financial Bancorp	7,200	97
Uranium Participation *	16,300	104
U-Store-It Trust †	46,100	385
Validus Holdings	9,500	250
ViewPoint Financial Group	13,860	128
Waddell & Reed Financial, Cl A	11,745	321
Walter Investment Management †	2,900	51
Washington Federal	8,600	131
Washington Real Estate Investment Trust †	21,000	666
Westamerica Bancorporation (A)	4,300	234
Western Alliance Bancorp * (A)	50,612	339
Whitney Holding	72,916	596
Wilmington Trust	10,300	93
Wilshire Bancorp	3,600	24
World Acceptance * (A)	20,991	927
WSFS Financial	5,400	203
Zions Bancorporation (A)	10,600	226

		36,182

Health Care — 12.8%
Abaxis *	22,325	516
Accuray *	17,500	109
Acorda Therapeutics *	19,300	637
Air Methods *	10,505	437
Albany Molecular Research *	5,400	35
Alere * (A)	12,900	399
Align Technology *	36,260	710
Allos Therapeutics *	9,800	46
Allscripts Healthcare Solutions *	10,560	195
Almost Family * (A)	1,600	48
Alnylam Pharmaceuticals * (A)	2,100	26
AMAG Pharmaceuticals *	14,312	246
Amedisys * (A)	2,300	55
American Medical Systems Holdings * (A)	8,400	165
AMERIGROUP *	17,706	752
AMN Healthcare Services *	1,201	6
Amsurg *	13,800	241
Analogic	2,400	108
Angiodynamics *	4,600	70
Arena Pharmaceuticals *	43,279	68
Arthrocare *	1,100	30
Assisted Living Concepts, Cl A *	9,800	298
BioMarin Pharmaceuticals *	24,392	545
Bio-Reference Labs *	2,400	50
Bruker BioSciences * (A)	31,533	442
Cantel Medical	8,800	143
Cardiome Pharma *	42,373	259
Catalyst Health Solutions *	4,300	151
Cepheid *	3,100	58
Chemed	14,708	838
Conmed *	3,800	85

Description	Shares	Market Value ($ Thousands)

Cooper	10,204	$472
Cubist Pharmaceuticals *	24,385	570
Durect *	111,625	284
Emergent Biosolutions *	1,185	21
Ensign Group	5,400	97
eResearchTechnology *	21,600	162
Exactech *	12,200	199
Exelixis *	18,500	73
Genoptix *	2,500	36
Gen-Probe *	3,600	174
Gentiva Health Services *	9,300	203
Haemonetics *	3,300	193
Halozyme Therapeutics *	12,700	98
Health Management Associates, Cl A *	65,983	506
Healthsouth *	26,669	512
Hill-Rom Holdings	13,800	495
Hi-Tech Pharmacal * (A)	1,500	30
HMS Holdings *	3,400	200
ICU Medical *	28,043	1,046
Idexx Laboratories * (A)	1,100	68
Immucor *	3,400	67
Immunogen * (A)	20,500	129
Impax Laboratories *	27,800	549
Incyte * (A)	28,100	449
Inspire Pharmaceuticals *	8,900	53
Invacare	1,958	52
IPC The Hospitalist *	16,998	464
Isis Pharmaceuticals *	1,300	11
Kendle International *	5,700	53
Kensey Nash *	1,400	40
Kindred Healthcare *	6,000	78
King Pharmaceuticals *	33,450	333
LCA-Vision *	7,600	42
LHC Group *	4,000	93
LifePoint Hospitals * (A)	13,400	470
Magellan Health Services *	13,763	650
Masimo (A)	14,693	401
Medical Action Industries *	2,700	24
Medicines *	13,800	196
Medicis Pharmaceutical, Cl A	29,813	884
Medivation *	3,726	48
Mednax *	1,300	69
Meridian Bioscience	14,600	319
Merit Medical Systems *	1,288	21
MWI Veterinary Supply *	1,300	75
Nektar Therapeutics * (A)	28,509	421
Nighthawk Radiology Holdings *	4,500	29
NuVasive * (A)	27,874	980
NxStage Medical * (A)	10,100	193
Omnicell *	9,929	130
Optimer Pharmaceuticals * (A)	12,003	110
Orthofix International *	3,091	97
Owens & Minor	5,100	145
Par Pharmaceutical *	9,600	279
Parexel International *	18,981	439
PDL BioPharma	96,011	505
Perrigo	1,600	103
Pharmaceutical Product Development	6,507	161
Pharmasset *	6,296	186
Pozen *	49,013	347
Providence Service *	16,600	272

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

PSS World Medical * (A)	10,400	$222
Psychiatric Solutions *	4,900	164
Questcor Pharmaceuticals * (A)	85,625	849
Quidel * (A)	17,929	197
RehabCare Group *	16,300	330
Rigel Pharmaceuticals * (A)	14,200	119
Salix Pharmaceuticals *	14,800	588
Savient Pharmaceuticals * (A)	36,771	841
SIGA Technologies * (A)	16,193	137
Sirona Dental Systems *	8,300	299
Spectrum Pharmaceuticals * (A)	22,300	93
StemCells * (A)	20,200	17
STERIS	28,848	958
Sunrise Senior Living * (A)	29,300	101
Targacept *	3,400	76
Techne	3,700	228
Theravance * (A)	6,600	133
Zoll Medical *	3,500	113

		28,639

Industrials — 13.6%
AAR *	22,109	412
ABM Industries	11,375	246
Acacia Research - Acacia Technologies *	3,800	67
Actuant, Cl A	16,550	380
Aegean Marine Petroleum Network	64,034	1,066
AerCap Holdings *	58,253	689
Aerovironment * (A)	17,563	391
Air Transport Services Group *	10,900	66
Aircastle	11,700	99
Airtran Holdings * (A)	58,100	427
Alaska Air Group *	4,600	235
American Science & Engineering	1,800	132
AO Smith	4,200	243
APAC Customer Services *	65,629	372
Apogee Enterprises	4,800	44
Applied Industrial Technologies	15,000	459
Armstrong World Industries *	8,135	338
ArvinMeritor * (A)	20,900	325
Atlas Air Worldwide Holdings *	8,524	429
Avis Budget Group * (A)	20,931	244
AZZ	800	34
Baldor Electric	10,300	416
BE Aerospace *	18,000	546
Beacon Roofing Supply * (A)	12,600	184
Belden	3,100	82
Briggs & Stratton	25,500	485
Carlisle	3,300	99
Celadon Group *	35,186	486
Cenveo * (A)	9,000	45
Ceradyne *	9,222	215
Chicago Bridge & Iron *	9,925	243
Clean Harbors *	1,500	102
Columbus McKinnon *	19,200	318
Consolidated Graphics *	13,011	539
Con-way (A)	3,600	111
Copa Holdings, Cl A	6,527	352
Corporate Executive Board	13,859	437
CRA International *	4,500	81
Crane	7,290	277
Cubic	10,460	427

Description	Shares	Market Value ($ Thousands)

Deluxe	5,400	$103
Dollar Thrifty Automotive Group *	3,000	150
Douglas Dynamics	9,100	112
Dycom Industries *	35,050	350
EMCOR Group *	15,474	380
EnerNOC * (A)	8,841	278
EnerSys *	5,716	143
Ennis	8,000	143
EnPro Industries * (A)	3,600	113
Fastenal (A)	3,700	197
Force Protection *	21,600	109
Franklin Electric	900	30
FTI Consulting *	14,400	500
Genco Shipping & Trading * (A)	5,800	93
Generac Holdings *	15,400	210
Genesee & Wyoming, Cl A *	11,270	489
Geo Group *	36,250	846
GeoEye *	4,144	168
Graco	1,300	41
GrafTech International *	18,800	294
Granite Construction (A)	9,400	214
Great Lakes Dredge & Dock	73,673	428
H&E Equipment Services *	10,200	81
Hawaiian Holdings *	39,100	234
Hexcel *	30,750	547
Higher One Holdings * (A)	27,840	459
HNI (A)	7,456	214
Horizon Lines, Cl A	7,900	33
Innerworkings * (A)	72,257	475
Interface, Cl A	19,400	276
Kaman	4,300	113
Kaydon	7,200	249
Kelly Services, Cl A *	6,000	70
Kirby *	2,200	88
Knight Transportation	16,800	325
Kratos Defense & Security Solutions * (A)	8,800	94
LECG *	46,600	51
Lennox International	3,961	165
Lydall *	3,900	29
M&F Worldwide *	1,100	27
Manitowoc (A)	21,600	262
Marten Transport	2,355	55
Mcgrath Rentcorp	1,500	36
Michael Baker *	5,882	194
Mine Safety Appliances	5,500	149
Mobile Mini *	16,362	251
Mueller Industries	1,500	40
Mueller Water Products, Cl A	94,300	285
NACCO Industries, Cl A	1,000	87
Navistar International *	3,600	157
Nordson	6,100	449
Old Dominion Freight Line *	22,013	559
Pacer International *	39,900	241
Polypore International *	13,876	418
Powell Industries *	1,507	47
Quanex Building Products	10,600	183
Raven Industries	6,128	232
RBC Bearings *	8,315	283
Republic Airways Holdings *	2,900	24
Resources Connection	19,500	268
Robbins & Myers	12,200	327
Rollins	3,000	70

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

RSC Holdings * (A)	13,100	$98
Ryder System	3,600	154
Skywest	4,500	63
Standard Register	6,400	19
Standex International (A)	8,100	196
TAL International Group	15,478	375
Teleflex	2,300	130
Tennant	4,147	128
Tetra Tech *	18,076	379
Textainer Group Holdings (A)	6,100	163
Titan Machinery *	14,625	238
Tredegar	5,300	101
TrueBlue *	10,100	138
Tutor Perini *	18,494	371
UAL * (A)	10,000	236
US Airways Group * (A)	33,100	306
US Ecology	3,304	53
Vitran *	22,205	243
Wabash National * (A)	103,217	835
Watts Water Technologies, Cl A	5,300	180
Werner Enterprises (A)	12,230	251
Woodward Governor	2,300	75

		30,413

Information Technology — 20.4%
ACI Worldwide *	2,400	54
Acme Packet * (A)	30,420	1,154
Actel *	3,900	62
Acxiom *	8,100	128
Adtran	900	32
Advent Software * (A)	3,741	195
Amkor Technology * (A)	29,900	197
Anixter International *	3,300	178
Applied Micro Circuits *	38,200	382
Archipelago Learning *	19,889	238
ArcSight *	2,300	100
Arris Group *	41,300	403
Art Technology Group *	12,400	51
Aruba Networks *	5,000	107
Atheros Communications *	28,244	744
Aviat Networks *	47,813	195
AVX	3,600	50
Benchmark Electronics *	33,038	542
Blackbaud	13,500	324
Blackboard *	2,300	83
Blue Coat Systems *	15,700	378
Brightpoint *	31,100	217
Brocade Communications Systems *	15,500	90
Cabot Microelectronics *	3,300	106
CDC Software ADR *	46,300	280
Checkpoint Systems *	8,400	171
Ciber *	78,716	237
Ciena * (A)	19,425	302
Cirrus Logic * (A)	24,100	430
Cognex	12,300	330
Coherent *	3,000	120
CommVault Systems *	22,042	574
Comtech Telecommunications	13,980	382
Comverse Technology * (A)	17,700	119
Constant Contact * (A)	16,556	355
CSG Systems International *	29,000	529
CTS	15,600	150

Description	Shares	Market Value ($ Thousands)

Cymer *	3,400	$126
Cypress Semiconductor *	11,200	141
Daktronics (A)	7,100	70
Digi International *	38,400	364
Digital River *	13,200	449
Diodes * (A)	16,000	273
DTS *	1,165	44
Earthlink	17,000	155
Echo Global Logistics * (A)	19,324	247
Electro Rent	3,400	45
Electronics for Imaging *	6,600	80
Emulex *	10,400	109
Entegris *	11,600	54
Entropic Communications *	10,200	98
Fairchild Semiconductor International *	57,790	543
Forrester Research *	3,396	112
Global Cash Access Holdings *	44,900	183
Hackett Group *	65,600	271
Heartland Payment Systems	28,300	431
Hittite Microwave *	10,700	510
iGate	2,500	45
Imation *	36,498	341
Integrated Device Technology *	92,171	539
Integrated Silicon Solution *	17,700	152
InterDigital *	9,800	290
Intermec *	5,100	62
Intersil, Cl A (A)	13,387	157
Isilon Systems * (A)	15,800	352
IXYS *	6,300	60
j2 Global Communications *	14,900	355
Jack Henry & Associates	5,300	135
JDA Software Group *	22,064	560
KIT Digital * (A)	10,097	121
Knot *	13,400	122
Kulicke & Soffa Industries *	10,800	67
Lattice Semiconductor *	96,300	457
Lawson Software *	22,730	192
LivePerson *	5,100	43
Loral Space & Communications *	3,000	157
LTX-Credence * (A)	40,600	85
Manhattan Associates *	13,600	399
Mantech International, Cl A * (A)	10,400	412
MAXIMUS	8,600	530
Mentor Graphics *	49,310	521
Methode Electronics	46,700	424
Micrel	10,700	106
Microsemi *	4,200	72
MicroStrategy, Cl A *	9,509	824
Mitel Networks *	17,900	111
ModusLink Global Solutions *	8,600	55
MoneyGram International *	16,400	40
Move *	24,600	55
MTS Systems	5,000	155
National Instruments	6,100	199
NCR *	9,800	134
Netgear *	13,544	366
Netlogic Microsystems * (A)	21,965	606
NetSuite *	10,581	249
Novatel Wireless *	17,600	139
Novell *	27,300	163
Oclaro *	11,600	186
Omnivision Technologies * (A)	12,800	295

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

OpenTable * (A)	5,800	$395
Openwave Systems *	5,400	9
OSI Systems *	2,700	98
Parametric Technology *	43,300	846
Park Electrochemical	13,525	356
Parkervision * (A)	38,000	28
Pegasystems (A)	9,100	283
Photronics *	59,350	314
Plantronics	24,900	841
Plexus *	12,600	370
PMC - Sierra *	11,500	85
Power Integrations	11,200	356
Power-One * (A)	46,600	424
Progress Software *	5,407	179
Quality Systems (A)	10,796	716
Quantum *	142,872	303
Quest Software *	44,938	1,105
Rackspace Hosting * (A)	8,200	213
RealNetworks *	4,900	16
RightNow Technologies *	11,620	229
Riverbed Technology * (A)	17,786	811
Rogers *	3,100	98
Rosetta Stone * (A)	14,979	318
Rubicon Technology *	7,292	166
Sanmina-SCI *	46,724	564
Sapient	56,736	679
Scansource *	3,900	108
Seachange International *	11,200	83
SRA International, Cl A *	5,100	101
Standard Microsystems *	6,900	157
Stratasys * (A)	1,099	30
SuccessFactors * (A)	22,425	563
Synaptics * (A)	3,100	87
Synchronoss Technologies *	4,400	78
SYNNEX *	2,400	68
Syntel	13,042	580
Taleo, Cl A *	10,000	290
Tech Data *	3,500	141
Tekelec *	12,719	165
TeleNav *	11,500	61
TeleTech Holdings *	17,853	265
Teradyne * (A)	103,078	1,148
Terremark Worldwide *	25,529	264
TIBCO Software * (A)	62,900	1,116
TriQuint Semiconductor *	51,614	496
TTM Technologies *	25,000	245
Ultimate Software Group *	3,757	145
Unisys *	30,250	844
United Online	49,900	285
Universal Display * (A)	5,700	134
Valueclick *	56,822	743
Veeco Instruments * (A)	17,827	622
VeriFone Holdings *	14,850	461
VistaPrint * (A)	20,448	790
Vocus *	5,200	96
Volterra Semiconductor *	12,600	271
Websense * (A)	4,090	73
Wright Express *	5,900	211
Xyratex * (A)	900	13
Zoran *	63,400	484

		45,647

Description	Shares	Market Value ($ Thousands)

Materials — 5.8%
AK Steel Holding	9,200	$127
Allied Nevada Gold * (A)	12,000	318
AM Castle *	2,000	27
Aptargroup	2,300	105
Arch Chemicals	2,100	74
Buckeye Technologies	25,700	378
Carpenter Technology	31,740	1,070
Clearwater Paper *	4,300	327
Cytec Industries	2,161	122
Domtar	2,600	168
Ferro *	21,000	271
Globe Specialty Metals	33,200	466
Golden Star Resources *	31,300	155
Graham Packaging *	5,100	60
H.B. Fuller	12,700	252
Haynes International	11,551	403
Headwaters * (A)	15,500	56
Horsehead Holding *	39,851	393
Innophos Holdings	13,167	436
Jaguar Mining *	12,600	82
Koppers Holdings	12,400	333
Minerals Technologies	800	47
Molycorp *	5,100	144
Myers Industries	11,500	99
New Gold *	16,000	108
NewMarket	12,572	1,429
Olin	15,004	303
OM Group *	2,800	84
Omnova Solutions *	43,709	314
PolyOne *	57,940	701
Quaker Chemical	8,541	278
Rockwood Holdings *	15,474	487
RTI International Metals *	12,136	372
Schnitzer Steel Industries, Cl A	6,476	313
Schulman A	7,000	141
Sensient Technologies	4,400	134
Solutia *	26,729	428
Spartech *	10,400	85
Stepan	977	58
Universal Stainless & Alloy *	4,200	103
Worthington Industries	25,511	383
WR Grace *	46,928	1,311

		12,945

Telecommunication Services — 0.9%
Alaska Communications Systems Group (A)	28,000	284
Cincinnati Bell *	119,869	320
Cogent Communications Group *	9,605	91
Consolidated Communications Holdings	8,300	155
Frontier Communications (A)	28,400	232
Global Crossing *	11,400	147
Leap Wireless International *	7,100	88
Neutral Tandem *	8,900	106
PAETEC Holding *	50,600	208
Shenandoah Telecommunications	2,800	51
USA Mobility	11,500	184
Vonage Holdings *	33,000	84

		1,950

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.3%
Allete	5,300	$193
California Water Service Group	3,300	122
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	6,700	102
Cleco	14,400	427
El Paso Electric *	16,370	389
Empire District Electric (A)	8,800	177
Idacorp	12,000	431
New Jersey Resources	10,304	404
Nicor	2,800	128
NorthWestern	17,800	507
PNM Resources	35,694	407
Portland General Electric	20,000	406
UGI	10,500	301
UIL Holdings	14,974	422
Unisource Energy	5,500	184
Vectren	16,576	429
Westar Energy	3,900	94

		5,123

Total Common Stock (Cost $194,448) ($ Thousands)		216,752

PREFERRED STOCK — 0.1%
Callaway Golf
7.500%, 06/20/12 (E)	700	81
GeoMet
8.000% *	5,057	51
Grubb & Ellis Cumulative *	1,700	152

Total Preferred Stock (Cost $302) ($ Thousands)		284

	Number of Warrants

WARRANTS — 0.0%
Oilsands Quest
Expires 05/12/11 *	1,200	—

Total Warrants (Cost $—) ($Thousands)		—

CONVERTIBLE BOND — 0.1%
Energy — 0.1%
Rentech CV to 249.2522
4.000%, 04/15/13	$162	118

Total Convertible Bond (Cost $119) ($ Thousands)		118

CORPORATE OBLIGATION — 0.0%
Financials — 0.0%
Scorpio Mining PIPE
7.000%, 05/05/11 (C) (D)	21	19

Total Corporate Obligation (Cost $19) ($ Thousands)		19

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 20.0%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	44,868,654	$44,869

Total Affiliated Partnership (Cost $44,869) ($ Thousands)		44,869

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	5,592,067	5,592

Total Cash Equivalent (Cost $5,592) ($ Thousands)		5,592

U.S. TREASURY OBLIGATION (F) (G) — 0.1%
U.S. Treasury Bills
0.179%, 12/16/10	$240	$240

Total U.S. Treasury Obligation (Cost $240) ($ Thousands)		240

Total Investments — 119.6% (Cost $245,589) ($ Thousands)		$267,874

8	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	39	Dec-2010	$12

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $223,978 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $43,356 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $44,869 ($Thousands).

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $25 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Securities considered restricted and illiquid. The total value of such securities as of September 30, 2010 was $25 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or has been rounded to $0.

9	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$216,734	$12	$6	$216,752
Preferred Stock	—	284	—	284
Warrants	—	—	—	—
Convertible Bond	—	118	—	118
Corporate Obligation	—	—	19	19
Affiliated Partnership	—	44,869	—	44,869
Cash Equivalent	5,592	—	—	5,592
U.S. Treasury Obligation	—	240	—	240

Total Investments in Securities	$222,326	$45,523	$25	$267,874

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$12	$—	$—	$12

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2009	$—	$—
Accrued discounts/premiums	—	1
Realized gain/(loss)	(53)	(9)
Change in unrealized appreciation/(depreciation)	(2)	—
Net purchases/sales	61	27
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2010	$6	$19

Changes in unrealized gains (losses) included in earnings related to securities still held at

reporting date	$—	$—

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4% ‡

Consumer Discretionary — 8.3%
Abercrombie & Fitch, Cl A (A)	29,809	$1,172
American Greetings, Cl A (A)	44,900	835
America’s Car-Mart *	22,100	556
AnnTaylor Stores *	74,093	1,500
Arctic Cat *	43,600	447
ATC Technology *	34,900	863
Belo, Cl A *	142,762	885
Big Lots *	24,200	804
Blyth	6,475	267
Bob Evans Farms (A)	24,000	674
Brown Shoe	42,400	486
Cabela’s * (A)	59,800	1,135
Callaway Golf (A)	139,719	978
Casual Male Retail Group *	132,600	541
Cato, Cl A	35,000	937
Childrens Place Retail Stores * (A)	15,600	761
Coinstar *	7,800	335
Cooper Tire & Rubber (A)	141,048	2,769
Cracker Barrel Old Country Store (A)	3,200	162
CSS Industries	35,100	607
Ethan Allen Interiors (A)	62,949	1,099
Foot Locker	34,400	500
hhgregg * (A)	62,168	1,539
Iconix Brand Group *	22,800	399
Insight Enterprises *	55,900	874
International Speedway, Cl A (A)	31,963	780
Jack in the Box *	54,300	1,164
Jakks Pacific * (A)	39,700	700
Journal Communications, Cl A *	107,100	483
Lakeland Industries *	56,400	516
Libbey *	59,200	780
Lifetime Brands * (A)	19,500	294
Matthews International, Cl A	40,400	1,429
MDC Partners, Cl A	225,800	3,019
Men’s Wearhouse (A)	30,185	718
Meredith (A)	43,400	1,446
New Frontier Media *	175,200	312
O’Charleys *	50,700	365
Penske Auto Group *	5,400	71
PetSmart	23,942	838
Pool	15,300	307
RadioShack	40,400	862
Red Robin Gourmet Burgers * (A)	36,600	718
Regis (A)	76,832	1,470
Rent-A-Center (A)	103,500	2,316
Ruby Tuesday * (A)	52,100	618
Scholastic (A)	25,700	715
Scientific Games, Cl A * (A)	86,788	842
Shoe Carnival *	21,800	441
Sinclair Broadcast Group, Cl A *	68,900	484
Skechers U.S.A., Cl A *	25,100	590
Stage Stores	59,400	772
Sturm Ruger (A)	36,500	498
World Wrestling Entertainment, Cl A (A)	10,100	140

		44,813

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 3.9%
BJ’s Wholesale Club *	15,091	$626
Cal-Maine Foods (A)	16,500	478
Central Garden and Pet, Cl A *	64,733	671
Central Garden and Pet *	72,168	745
Chiquita Brands International * (A)	186,300	2,467
Corn Products International	36,815	1,380
Dean Foods *	113,898	1,163
Del Monte Foods	205,887	2,699
Dole Food * (A)	65,544	600
Fresh Del Monte Produce *	40,600	881
Ingles Markets, Cl A	31,975	531
Nash Finch (A)	10,700	455
Pantry *	77,760	1,875
Prestige Brands Holdings *	130,271	1,288
Ruddick (A)	27,200	943
Sanderson Farms (A)	14,700	636
Seneca Foods, Cl A *	19,500	511
Universal	53,300	2,137
Village Super Market, Cl A	6,740	189
Weis Markets	23,400	916

		21,191

Energy — 5.3%
Allis-Chalmers Energy * (A)	24,300	101
Alon USA Energy (A)	22,900	124
Approach Resources *	92,700	1,036
Atwood Oceanics *	45,300	1,379
Berry Petroleum, Cl A (A)	59,714	1,895
Cal Dive International * (A)	137,387	751
Comstock Resources * (A)	55,100	1,239
Energy Partners *	8,900	107
Forest Oil * (A)	53,700	1,595
Frontier Oil	88,852	1,191
GeoMet *	163,870	141
Global Geophysical Services *	20,900	152
GMX Resources * (A)	56,500	275
Goodrich Petroleum * (A)	160,285	2,335
Gulfmark Offshore, Cl A *	16,300	501
Holly (A)	51,300	1,475
Hornbeck Offshore Services * (A)	32,000	624
Key Energy Services * (A)	177,989	1,693
Matrix Service *	51,700	452
Overseas Shipholding Group (A)	14,100	484
Parker Drilling * (A)	176,000	766
Patterson-UTI Energy (A)	103,500	1,768
Penn Virginia	25,000	401
Scorpio Tankers *	152,680	1,724
SEACOR Holdings *	8,100	690
Seahawk Drilling * (A)	11,000	93
StealthGas *	85,300	371
Superior Energy Services *	51,800	1,383
Swift Energy * (A)	63,569	1,785
Tesoro (A)	37,300	498
Tidewater	14,200	636
USEC * (A)	134,800	700
World Fuel Services	26,200	681

		29,046

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Financials — 36.4%
1st Source	42,500	$738
Advance America Cash Advance Centers	86,400	348
Agree Realty †	26,803	677
Alexandria Real Estate Equities † (A)	22,900	1,603
Alliance Financial	2,500	76
Allied World Assurance Holdings	27,500	1,556
Alterra Capital Holdings (A)	65,400	1,303
AMB Property † (A)	125,100	3,311
American Campus Communities † (A)	18,300	557
American Equity Investment Life Holding (A)	60,400	619
American Physicians Capital	21,200	879
Ameris Bancorp (A)	19,494	182
Ames National	1,500	30
Anworth Mortgage Asset † (A)	68,800	490
Arrow Financial	852	21
Ashford Hospitality Trust * †	93,000	842
Aspen Insurance Holdings	63,700	1,929
Assured Guaranty	41,000	702
Astoria Financial	59,900	816
AvalonBay Communities † (A)	13,500	1,403
Bancfirst	4,400	178
Banco Latinoamericano de Exportaciones, Cl E	71,200	1,029
Bancorp *	15,100	101
Bancorp Rhode Island	31,600	883
Bancorpsouth (A)	52,840	749
Bank of Marin Bancorp	2,200	71
Bank of the Ozarks	13,300	493
BankFinancial	11,100	102
Beneficial Mutual Bancorp *	13,600	122
Berkshire Hills Bancorp	5,200	99
BGC Partners, Cl A	106,000	633
Boston Private Financial Holdings (A)	263,703	1,725
Boston Properties † (A)	26,600	2,211
Brandywine Realty Trust †	77,500	949
Brookfield Asset Management, Cl A	81,900	2,323
Brookline Bancorp	50,000	499
Camden National	18,900	655
Camden Property Trust † (A)	39,271	1,884
Cape Bancorp *	800	6
Capital City Bank Group (A)	6,400	78
Capstead Mortgage †	38,400	417
Cardinal Financial	101,487	975
Cathay General Bancorp (A)	109,000	1,296
CBL & Associates Properties † (A)	132,200	1,726
Cedar Shopping Centers † (A)	42,300	257
Central Pacific Financial * (A)	30,300	43
Chatham Lodging Trust †	28,500	530
Chemical Financial	10,600	219
Chimera Investment †	160,700	635
Citizens & Northern	3,800	49
Citizens Republic Bancorp * (A)	61,236	55
City Holding (A)	11,500	353
CNA Surety *	32,200	577

Description	Shares	Market Value ($ Thousands)

CNB Financial	3,800	$52
CNO Financial Group * (A)	167,500	928
CoBiz Financial (A)	31,600	176
Columbia Banking System	4,100	81
CommonWealth REIT †	46,450	1,189
Community Bank System (A)	75,700	1,742
Community Trust Bancorp	8,300	225
CreXus Investment †	33,000	397
CVB Financial (A)	211,769	1,590
Delphi Financial Group, Cl A	39,700	992
Dexus Property Group †	409,141	339
Dime Community Bancshares	16,900	234
Douglas Emmett † (A)	188,900	3,308
Duke Realty † (A)	158,600	1,838
DuPont Fabros Technology †	27,900	702
Dynex Capital † (A)	49,500	534
Eagle Bancorp * (A)	7,300	84
East West Bancorp	59,700	972
Education Realty Trust †	133,223	953
Employers Holdings	135,321	2,134
Encore Bancshares *	32,000	230
Encore Capital Group *	45,200	815
Endurance Specialty Holdings	79,508	3,164
Enterprise Bancorp	1,000	11
Enterprise Financial Services (A)	5,900	55
Equity One † (A)	79,038	1,334
Equity Residential †	37,800	1,798
ESB Financial	500	7
ESSA Bancorp (A)	28,200	334
FBL Financial Group, Cl A (A)	37,900	985
FBR Capital Markets *	284,100	892
Federated Investors, Cl B (A)	65,928	1,500
Financial Institutions (A)	6,100	108
First Bancorp * (A)	39,900	168
First Busey (A)	32,200	146
First Commonwealth Financial	18,500	101
First Community Bancshares	10,700	138
First Defiance Financial	4,300	43
First Financial (A)	5,800	171
First Financial Bancorp	142,429	2,376
First Financial Bankshares (A)	9,800	460
First Financial Holdings	28,456	317
First Financial Northwest (A)	5,100	20
First Horizon National * (A)	78,679	898
First Interstate Bancsystem, Cl A	2,800	38
First Merchants	28,200	215
First Midwest Bancorp	55,800	643
FirstMerit (A)	86,392	1,583
Flagstar Bancorp * (A)	5,240	9
Flushing Financial	92,700	1,072
FNB (Pennsylvania) (A)	154,400	1,322
Forest City Enterprises, Cl A * (A)	170,779	2,191
Fpic Insurance Group *	25,200	884
German American Bancorp (A)	2,200	38
GFI Group	104,300	484
Glacier Bancorp	14,700	215
Great American Group *	181,900	82
Great Southern Bancorp (A)	4,800	104
Green Bankshares * (A)	8,100	55
Hammerson (United Kingdom) †	98,756	614
Hancock Holding (A)	60,384	1,816
Heartland Financial USA (A)	4,600	71

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Hercules Technology Growth Capital	64,900	$656
Heritage Financial *	3,200	45
Heritage Financial Group	800	7
Highwoods Properties †	27,700	899
Home Bancshares	51,950	1,056
Home Federal Bancorp	28,900	352
Horace Mann Educators	95,115	1,691
Hospitality Properties Trust †	54,350	1,214
Host Hotels & Resorts † (A)	141,010	2,042
Hudson Pacific Properties †	16,800	275
Hudson Valley Holding	3,300	64
IBERIABANK (A)	30,918	1,545
Independent Bank (A)	16,300	367
Infinity Property & Casualty (A)	54,896	2,677
International Bancshares (A)	83,100	1,404
Investors Bancorp *	41,000	485
Kennedy-Wilson Holdings * (A)	34,400	365
K-Fed Bancorp	800	6
Kimco Realty †	207,000	3,260
Knight Capital Group, Cl A * (A)	40,500	502
Lakeland Bancorp (A)	10,700	90
Lakeland Financial	8,400	157
Land Securities Group (United Kingdom) †	89,225	901
Liberty Property Trust † (A)	32,700	1,043
Macerich † (A)	19,040	818
Maiden Holdings	101,800	775
MainSource Financial Group (A)	66,007	504
MB Financial	37,700	611
Meadowbrook Insurance Group	234,300	2,102
Medical Properties Trust †	90,200	915
Merchants Bancshares	2,200	55
Meridian Interstate Bancorp *	4,800	51
Metro Bancorp *	10,900	113
MFA Financial †	190,914	1,457
MGIC Investment * (A)	62,800	580
Mid-America Apartment Communities † (A)	25,004	1,457
Midsouth Bancorp	1,800	25
MidWestOne Financial Group	2,000	29
Montpelier Re Holdings	65,500	1,134
Nara Bancorp *	40,800	288
NASB Financial	700	12
National Bankshares (A)	2,300	59
National Penn Bancshares	303,277	1,895
Navios Maritime Acquisition * (A)	116,300	639
NBT Bancorp	19,200	424
Nelnet, Cl A	104,300	2,387
NewAlliance Bancshares (A)	47,100	594
Northrim BanCorp	2,200	37
Northwest Bancshares (A)	33,675	377
OceanFirst Financial	40,650	499
Ocwen Financial *	57,800	586
Old National Bancorp	21,000	220
OmniAmerican Bancorp *	5,300	60
Oriental Financial Group (A)	45,800	609
Orrstown Financial Services (A)	3,100	72
Pacific Continental	5,800	52
PacWest Bancorp (A)	101,326	1,931
Park National (A)	7,449	477
Peapack Gladstone Financial	2,715	32

Description	Shares	Market Value ($ Thousands)

Pebblebrook Hotel Trust * †	48,500	$873
Pennsylvania Real Estate Investment Trust † (A)	42,600	505
Peoples Bancorp	5,200	64
PHH *	31,000	653
Pico Holdings *	40,300	1,203
Pinnacle Financial Partners * (A)	14,000	129
Platinum Underwriters Holdings	86,534	3,766
Plum Creek Timber † (A)	94,400	3,332
Porter Bancorp	1,415	14
Presidential Life	13,900	136
PrivateBancorp, Cl A (A)	61,200	697
ProAssurance *	38,105	2,194
Prosperity Bancshares	29,100	945
Provident Financial Services (A)	45,900	567
Public Storage †	29,700	2,882
Radian Group (A)	171,500	1,341
RAIT Financial Trust * † (A)	29,400	48
Regency Centers † (A)	68,600	2,708
Reinsurance Group of America, Cl A	33,444	1,615
Renasant (A)	49,800	757
Republic Bancorp, Cl A (A)	51,804	1,095
RioCan Real Estate Investment Trust †	29,900	668
Rockville Financial	3,100	36
S&T Bancorp (A)	23,500	409
Safety Insurance Group	18,200	765
Sandy Spring Bancorp	3,100	48
Saul Centers †	35,200	1,477
SCBT Financial	34,500	1,076
SeaBright Insurance Holdings	23,900	193
Selective Insurance Group	32,400	528
Shore Bancshares	400	4
Sierra Bancorp (A)	37,700	466
Signature Bank NY * (A)	34,518	1,341
Simmons First National, Cl A	24,700	698
Simon Property Group †	25,418	2,357
South Financial Group *	21,700	6
Southside Bancshares (A)	34,943	660
Southwest Bancorp	26,900	349
StanCorp Financial Group	12,100	460
Starwood Property Trust †	32,800	652
State Bancorp	7,500	67
StellarOne	12,400	158
Sterling Bancorp, Cl N	41,000	356
Stewart Information Services (A)	28,900	327
Stifel Financial *	7,692	356
Student Loan	19,900	591
Sun Bancorp *	3,225	16
Susquehanna Bancshares	51,000	430
SVB Financial Group *	22,200	939
SWS Group	79,800	572
SY Bancorp (A)	4,400	109
Synovus Financial (A)	613,260	1,509
Terreno Realty * †	17,500	319
Territorial Bancorp	6,000	101
Texas Capital Bancshares *	2,200	38
THL Credit (A)	45,800	540
Tompkins Financial, Cl US (A)	6,170	245
Tower Bancorp	1,300	26
Trico Bancshares	8,300	128

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Trustco Bank NY (A)	60,500	$336
Trustmark (A)	42,700	928
UDR † (A)	113,000	2,387
UMB Financial	7,600	270
Umpqua Holdings	31,900	362
Unibail (France) †	7,460	1,656
Union First Market Bankshares	6,200	81
United Bankshares (A)	7,500	187
United Community Banks * (A)	112,897	253
United Financial Bancorp	31,000	419
Validus Holdings	52,900	1,394
Ventas † (A)	28,400	1,465
Verde Realty PIPE * (B) (C)	21,100	398
ViewPoint Financial Group	45,640	422
Virginia Commerce Bancorp *	2,700	13
Vornado Realty Trust † (A)	42,097	3,601
Walter Investment Management †	44,208	773
Washington Banking	9,900	137
Washington Real Estate Investment Trust †	23,300	739
Washington Trust Bancorp (A)	5,400	103
Waterstone Financial *	3,800	15
Webster Financial	43,000	755
WesBanco (A)	15,900	260
West Bancorporation *	5,800	37
Westamerica Bancorporation (A)	3,000	163
Western Alliance Bancorp * (A)	46,600	312
Westfield Group †	113,329	1,345
Whitney Holding (A)	168,432	1,376
Willis Group Holdings	7,251	223
Wilmington Trust (A)	33,700	303
Wilshire Bancorp (A)	59,900	392
Wintrust Financial	6,100	198
WSFS Financial	22,400	840
Yadkin Valley Financial	1,000	3
Zions Bancorporation (A)	99,137	2,118

		197,768

Health Care — 4.7%
Accuray *	57,400	357
Alere *	38,800	1,200
AMN Healthcare Services *	63,700	327
Amsurg *	72,182	1,262
Assisted Living Concepts, Cl A *	32,100	977
Brookdale Senior Living *	72,500	1,182
Cambrex *	174,000	740
Cantel Medical	8,600	139
Conmed *	57,600	1,291
Cooper	24,762	1,145
Cross Country Healthcare *	60,900	438
Cubist Pharmaceuticals * (A)	29,700	695
Enzon Pharmaceuticals * (A)	43,000	484
Exactech *	39,960	652
Healthsouth * (A)	57,506	1,104
ICU Medical *	59,800	2,230
Kendle International *	34,796	324
Kindred Healthcare *	40,300	525
Kinetic Concepts * (A)	18,300	669
Magellan Health Services *	17,100	808
Medical Action Industries *	8,800	80
Medicis Pharmaceutical, Cl A	29,100	863
Metropolitan Health Networks *	50,900	193

Description	Shares	Market Value ($ Thousands)

Nighthawk Radiology Holdings *	79,300	$506
Par Pharmaceutical *	53,500	1,555
Patterson (A)	31,502	902
PDL BioPharma	64,700	340
PharMerica *	75,200	717
Providence Service *	50,500	828
RehabCare Group *	53,400	1,080
Skilled Healthcare Group, Cl A *	73,300	288
Sun Healthcare Group *	54,400	461
Universal American Financial (A)	89,600	1,322

		25,684

Industrials — 14.9%
AAR * (A)	27,900	521
Acuity Brands (A)	20,200	894
Aegean Marine Petroleum Network	31,300	521
Air Transport Services Group *	35,500	216
Aircastle (A)	104,000	882
Airtran Holdings * (A)	190,200	1,398
Alamo Group	25,900	578
Alaska Air Group *	26,700	1,363
Ampco-Pittsburgh	27,300	678
AO Smith (A)	13,600	787
Apogee Enterprises	36,300	332
Arkansas Best	4,300	104
Astec Industries * (A)	39,000	1,113
BE Aerospace *	62,129	1,883
Beacon Roofing Supply * (A)	41,300	602
Belden	68,016	1,794
Brady, Cl A (A)	46,877	1,367
Celadon Group *	49,400	683
Clean Harbors *	22,511	1,525
Columbus McKinnon *	36,900	612
Comfort Systems USA (A)	103,000	1,105
Consolidated Graphics *	11,500	477
Courier	31,252	444
CRA International *	22,900	413
Crane	32,000	1,214
Deluxe (A)	71,200	1,362
Dycom Industries *	69,700	696
EMCOR Group *	90,700	2,230
EnPro Industries * (A)	27,900	873
Esterline Technologies *	16,100	921
Force Protection *	90,500	456
FTI Consulting * (A)	84,900	2,945
G&K Services	46,085	1,054
Gardner Denver (A)	24,513	1,316
Genco Shipping & Trading * (A)	21,500	342
Generac Holdings *	50,400	688
Geo Group *	118,800	2,774
GrafTech International *	30,900	483
Granite Construction (A)	82,800	1,883
Hudson Highland Group * (A)	21,100	73
IDEX (A)	63,223	2,245
Interface, Cl A	78,849	1,122
Kadant * (A)	58,839	1,113
Kaydon (A)	56,953	1,970
Kirby *	28,500	1,142
LECG *	152,800	168
Mueller Industries	50,900	1,348
NACCO Industries, Cl A	7,400	647

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Orion Marine Group *	38,500	$478
Quanex Building Products	60,575	1,046
Republic Airways Holdings * (A)	21,500	178
Ryder System (A)	41,900	1,792
School Specialty * (A)	150,387	1,957
Skywest	40,400	564
Spirit Aerosystems Holdings, Cl A * (A)	44,400	885
Standex International	15,300	370
SYKES Enterprises *	93,100	1,264
TAL International Group	34,300	831
Teledyne Technologies *	75,829	3,019
Teleflex (A)	41,781	2,372
Terex * (A)	68,021	1,559
Tetra Tech *	53,759	1,127
Towers Watson, Cl A	75,411	3,709
Triumph Group	16,350	1,220
TrueBlue *	58,400	797
Tutor Perini * (A)	75,800	1,523
United Stationers * (A)	12,400	664
US Airways Group * (A)	22,000	203
VSE	13,900	490
Wabash National *	156,800	1,268
Watts Water Technologies, Cl A (A)	33,676	1,147
WESCO International * (A)	39,681	1,559
Woodward Governor	49,000	1,589

		80,968

Information Technology — 13.4%
Actel *	75,300	1,201
Anixter International * (A)	22,300	1,204
Arris Group *	76,600	748
Arrow Electronics *	55,100	1,473
Benchmark Electronics *	89,000	1,460
Black Box	18,400	590
Brocade Communications Systems *	231,318	1,351
CACI International, Cl A * (A)	61,799	2,797
CDC Software ADR *	151,600	917
Ciber *	302,900	912
Coherent *	46,259	1,851
Comtech Telecommunications	42,329	1,158
CSG Systems International *	59,400	1,083
CTS	54,900	528
Diebold (A)	93,837	2,917
Digi International *	125,900	1,195
Digital River * (A)	104,533	3,558
Earthlink (A)	151,900	1,381
Emulex *	98,135	1,025
Fair Isaac (A)	37,900	935
Fairchild Semiconductor International * (A)	127,600	1,199
Global Cash Access Holdings *	147,000	600
Hackett Group *	214,700	887
Imation *	47,000	439
Integrated Device Technology *	110,800	648
Intermec * (A)	205,290	2,517
Jack Henry & Associates	31,800	811
Lawson Software *	383,686	3,250
LeCroy *	38,900	307
Lexmark International, Cl A *	21,300	950

Description	Shares	Market Value ($ Thousands)

Littelfuse *	31,277	$1,367
LTX-Credence * (A)	181,100	379
Manhattan Associates * (A)	57,300	1,682
Mantech International, Cl A * (A)	37,000	1,465
MAXIMUS	11,100	683
MicroStrategy, Cl A *	21,300	1,845
Monster Worldwide * (A)	79,100	1,025
Multi-Fineline Electronix *	30,200	664
Orbotech *	88,300	881
Parametric Technology *	87,592	1,711
Photronics * (A)	117,200	620
Plantronics	11,700	395
Progress Software *	38,500	1,274
Radisys * (A)	68,500	645
RF Micro Devices *	128,500	789
Richardson Electronics	52,504	551
Rudolph Technologies *	102,300	850
SRA International, Cl A * (A)	59,800	1,179
SYNNEX * (A)	22,000	619
Synopsys *	66,645	1,651
Tech Data *	21,400	863
Technitrol (A)	63,300	279
TNS *	74,438	1,262
Ultra Clean Holdings *	57,000	491
Ultratech * (A)	71,100	1,216
United Online	88,200	505
Varian Semiconductor Equipment Associates *	38,200	1,099
Web.com Group *	61,500	338
Websense *	59,200	1,050
Xyratex * (A)	118,609	1,760
Zebra Technologies, Cl A * (A)	58,325	1,962
Zoran *	239,232	1,828

		72,820

Materials — 4.8%
Aptargroup	24,191	1,105
Buckeye Technologies	128,100	1,884
Cabot	29,403	958
Cytec Industries	19,458	1,097
Eagle Materials	13,300	315
Glatfelter	51,600	628
Globe Specialty Metals	85,900	1,206
Graham Packaging *	16,900	200
H.B. Fuller	78,700	1,564
Huntsman	114,689	1,326
Innophos Holdings	27,100	897
Innospec *	54,900	836
Kaiser Aluminum (A)	11,000	471
Minerals Technologies	8,000	471
Myers Industries	64,100	551
NewMarket	14,300	1,625
OM Group * (A)	73,029	2,200
Packaging Corp of America	47,450	1,099
PolyOne *	85,800	1,037
Quaker Chemical	39,900	1,299
RTI International Metals * (A)	45,194	1,384
Schweitzer-Mauduit International	20,909	1,219
Sensient Technologies	51,500	1,570
Stepan	14,900	881

		25,823

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.3%
Cincinnati Bell *	242,900	$649
USA Mobility	45,100	723

		1,372

Utilities — 5.4%
AGL Resources	57,490	2,205
Allete	43,800	1,596
Avista	61,500	1,284
California Water Service Group	10,700	395
Cleco	61,000	1,807
El Paso Electric *	64,000	1,522
Empire District Electric (A)	36,800	741
Great Plains Energy (A)	161,122	3,045
Idacorp	52,824	1,897
Nicor	9,300	426
Northwest Natural Gas (A)	9,700	460
NorthWestern (A)	75,500	2,152
Portland General Electric	265,504	5,384
South Jersey Industries	20,880	1,033
Southwest Gas	17,700	595
UGI	34,400	984
UIL Holdings	21,690	611
Unisource Energy	17,400	582
Vectren	42,000	1,087
Westar Energy (A)	55,293	1,340

		29,146

Total Common Stock (Cost $466,397) ($ Thousands)		528,631

PREFERRED STOCK — 0.0%
GeoMet
8.000%*	16,610	171

Total Preferred Stock (Cost $166) ($ Thousands)		171

	Number of Warrants

WARRANTS — 0.0%
Washington Mutual Expires 2050 (D)	30,242	12

Total Warrants (Cost $—) ($Thousands)		12

AFFILIATED PARTNERSHIP — 24.9%
SEI Liquidity Fund, L.P., 0.230% ** †† (E)	139,060,084	135,061

Total Affiliated Partnership (Cost $139,060) ($ Thousands)		135,061

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%** ††	12,211,958	12,212

Total Cash Equivalent (Cost $12,212) ($ Thousands)		12,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (F) (G) — 0.9%
U.S. Treasury Bills
0.200%, 12/16/10	$4,755	$4,753

Total U.S. Treasury Obligation (Cost $4,753) ($ Thousands)		4,753

Total Investments — 125.4% (Cost $622,588) ($ Thousands)		$680,840

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	128	Dec-2010	$502

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $542,871 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $135,142 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2010 was $398 ($ Thousands) and represented 0.07% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $398 ($ Thousands) and represented 0.07% of Net Assets.

(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $135,061 ($Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Value Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$528,233	$—	$398	$528,631
Preferred Stock	—	171	—	171
Warrants	12	—	—	12
Affiliated Partnership	—	135,061	—	135,061
Cash Equivalent	12,212	—	—	12,212
U.S. Treasury Obligation	—	4,753	—	4,753

Total Investments in Securities	$540,457	$139,985	$398	$680,840

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$502	$—	$—	$502

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$445
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized depreciation)	(47)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2010	$398

Changes in unrealized gains (losses) included in earnings to securities still held at reporting date	$(47)

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2% ‡

Consumer Discretionary — 17.7%
American Axle & Manufacturing Holdings *	690	$6
American Greetings, Cl A (A)	35,790	665
American Public Education * (A)	75,470	2,480
Amerigon * (A)	20,680	213
Ameristar Casinos (A)	1,600	28
AnnTaylor Stores *	27,960	566
Arbitron	3,000	84
ATC Technology *	9,600	238
Bally Technologies *	12,760	446
Belo, Cl A *	49,192	305
Big 5 Sporting Goods (A)	12,100	162
Blue Nile * (A)	3,954	176
Bon-Ton Stores (A)	6,430	65
Bridgepoint Education *	23,849	369
Brinker International (A)	12,637	238
Brown Shoe	25,296	290
Brunswick (A)	27,460	418
Buckle (A)	9,838	261
Buffalo Wild Wings * (A)	19,855	951
Cabela’s * (A)	49,950	948
California Pizza Kitchen *	33,800	577
Capella Education * (A)	27,161	2,108
Career Education * (A)	15,094	324
Cato, Cl A	35,588	952
Cheesecake Factory * (A)	25,084	664
Childrens Place Retail Stores *	3,700	181
Chipotle Mexican Grill, Cl A *	2,700	464
Christopher & Banks	18,350	145
Citi Trends * (A)	10,400	252
Cooper Tire & Rubber	39,018	766
Corinthian Colleges *	24,990	175
Cracker Barrel Old Country Store	19,609	995
CROCS * (A)	94,800	1,233
Dana Holding *	96,600	1,190
Deckers Outdoor * (A)	28,476	1,423
Denny’s * (A)	18,700	58
Dick’s Sporting Goods * (A)	20,087	563
Dillard’s, Cl A (A)	4,100	97
DineEquity *	1,933	87
Domino’s Pizza *	22,749	301
DSW, Cl A * (A)	18,000	517
Entercom Communications * (A)	18,500	145
EW Scripps, Cl A *	18,228	144
Finish Line, Cl A (A)	121,239	1,686
Foot Locker	20,630	300
Fred’s, Cl A	3,850	45
Gentex	6,000	117
Gordmans Stores *	11,230	130
Grand Canyon Education * (A)	41,316	906
Gymboree * (A)	5,346	222
Hibbett Sports *	20,043	500
Hillenbrand	10,300	222
HSN *	47,845	1,431
Iconix Brand Group *	66,662	1,167
Insight Enterprises *	20,876	327
Interval Leisure Group *	4,200	57
Isle of Capri Casinos * (A)	3,804	27
J Crew Group *	44,795	1,506

Description	Shares	Market Value ($ Thousands)

Jarden	47,365	$1,475
Jo-Ann Stores * (A)	6,112	272
JOS A Bank Clothiers * (A)	12,750	543
K12 * (A)	28,245	820
Kirkland’s *	51,598	715
Knology *	24,064	323
La-Z-Boy, Cl Z * (A)	72,060	608
Lee Enterprises *	4,200	11
Leggett & Platt	20,500	467
Liberty Media - Capital, Ser A *	1,100	57
Life Time Fitness * (A)	47,896	1,890
Lin TV, Cl A *	5,700	25
Live Nation *	87,675	866
Liz Claiborne *	46,900	285
Maidenform Brands *	13,912	401
Marcus	1,171	14
Matthews International, Cl A	6,519	231
Meritage Homes *	41,585	816
Monro Muffler	6,900	318
National CineMedia	60,965	1,091
Nutri/System (A)	17,327	333
NVR *	1,080	699
Oxford Industries	29,300	697
Peet’s Coffee & Tea * (A)	21,552	738
PetMed Express (A)	6,866	120
PetSmart	20,930	733
PF Chang’s China Bistro (A)	17,827	824
Pier 1 Imports *	41,600	341
Polaris Industries (A)	3,200	208
Pre-Paid Legal Services * (A)	4,200	262
Retail Ventures *	17,100	184
Saks *	177,435	1,526
Sally Beauty Holdings * (A)	6,700	75
Select Comfort *	33,998	231
Shutterfly *	8,900	231
Sinclair Broadcast Group, Cl A *	65,437	459
Sirius XM Radio * (A)	69,600	84
Skechers U.S.A., Cl A * (A)	20,800	489
Sotheby’s (A)	47,185	1,737
Stage Stores	700	9
Stamps.com *	5,619	73
Steiner Leisure *	6,977	266
Sturm Ruger (A)	61,580	840
Superior Industries International	5,500	95
Talbots *	198,870	2,605
Tempur-Pedic International *	69,030	2,140
Tenneco *	44,385	1,286
Timberland, Cl A *	7,800	154
Tractor Supply (A)	37,937	1,505
True Religion Apparel *	37,540	801
Tupperware Brands	10,562	483
Ulta Salon Cosmetics & Fragrance *	26,692	779
Under Armour, Cl A *	13,109	590
Universal Technical Institute	31,073	608
Valassis Communications *	26,400	895
Volcom * (A)	6,052	116
Warnaco Group *	14,598	746
Williams-Sonoma	9,293	295
Wolverine World Wide	9,057	263
World Wrestling Entertainment, Cl A (A)	10,100	141

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Zumiez *	66,820	$1,414

		68,216

Consumer Staples — 2.4%
Cal-Maine Foods (A)	8,758	254
Casey’s General Stores (A)	15,928	665
Darling International *	57,100	486
Diamond Foods (A)	11,430	468
Green Mountain Coffee Roasters * (A)	13,100	409
Heckmann * (A)	9,600	37
Herbalife	7,715	466
J&J Snack Foods	8,700	365
Lancaster Colony (A)	12,703	603
Medifast * (A)	41,167	1,117
Nash Finch	9,288	395
Nu Skin Enterprises, Cl A	14,500	418
Ruddick	14,400	499
Sanderson Farms (A)	7,898	342
United Natural Foods * (A)	20,201	670
Universal	7,200	289
USANA Health Sciences * (A)	5,735	231
Vector Group (A)	75,730	1,416

		9,130

Energy — 5.5%
American Oil & Gas * (A)	37,000	300
Berry Petroleum, Cl A	3,800	121
Brigham Exploration *	60,000	1,125
CARBO Ceramics (A)	19,500	1,579
Clayton Williams Energy *	2,800	142
Clean Energy Fuels * (A)	14,100	200
Comstock Resources * (A)	110,822	2,492
Contango Oil & Gas *	4,085	205
Delek US Holdings	5,365	38
Dresser-Rand Group *	19,075	704
Dril-Quip *	300	19
Energy XXI Bermuda * (A)	70,710	1,634
Frontline	15,453	439
Goodrich Petroleum * (A)	153,488	2,236
Gulf Island Fabrication	6,917	126
Gulfport Energy *	10,800	150
Houston American Energy (A)	19,900	199
Infinity Bio-Energy *	741,494	—
L&L Energy * (A)	8,360	67
Lufkin Industries	15,864	696
McMoRan Exploration * (A)	17,500	301
Newpark Resources *	21,300	179
Nordic American Tanker Shipping, Cl US (A)	14,300	383
Northern Oil And Gas * (A)	3,800	64
Oasis Petroleum *	10,049	195
Overseas Shipholding Group (A)	1,600	55
PetroHawk Energy *	142,109	2,294
Petroquest Energy *	16,400	100
Quicksilver Resources *	110,369	1,391
RPC	3,900	83
Scorpio Tankers *	61,240	691
Ship Finance International (A)	14,900	289
Tetra Technologies *	24,200	247
Vaalco Energy * (A)	42,760	245
Willbros Group * (A)	29,936	274

Description	Shares	Market Value ($ Thousands)

World Fuel Services	68,297	$1,776

		21,039

Financials — 6.4%
Affiliated Managers Group *	19,686	1,536
Alexander’s †	300	95
American Equity Investment Life Holding	26,700	273
Apollo Investment *	2,900	30
Associated Estates Realty †	6,600	92
Banco Latinoamericano de Exportaciones, Cl E	2,900	42
Bank of Hawaii (A)	6,100	274
BGC Partners, Cl A	25,700	153
Calamos Asset Management, Cl A	9,725	112
CapitalSource	204,045	1,090
Capstead Mortgage †	5,400	59
Cardtronics *	64,414	994
Cash Store Financial Services	49,770	747
CBL & Associates Properties †	3,100	40
Cohen & Steers (A)	7,319	159
Credit Acceptance *	12,486	753
Digital Realty Trust † (A)	7,200	444
DuPont Fabros Technology †	15,327	385
EastGroup Properties †	3,378	126
Eaton Vance	27,810	808
eHealth *	4,300	56
Entertainment Properties Trust †	6,300	272
Equity Lifestyle Properties †	3,438	187
Equity One †	13,157	222
Essex Property Trust †	1,600	175
FBL Financial Group, Cl A	2,800	73
Financial Engines *	106,151	1,410
First American Financial	43,025	643
First Cash Financial Services *	1,028	28
General Motors Financial *	2,400	59
Getty Realty †	11,498	309
Greenhill	10,444	828
Hatteras Financial † (A)	4,000	114
Hercules Technology Growth Capital	10,689	108
Home Properties †	2,800	148
Jones Lang LaSalle	13,525	1,167
LTC Properties †	15,855	405
MarketAxess Holdings	111,808	1,899
MF Global Holdings *	84,444	608
MFA Financial †	60,111	459
MGIC Investment *	187,894	1,734
Mid-America Apartment Communities †	2,949	172
MSCI, Cl A *	22,567	749
Nelnet, Cl A	12,300	281
Omega Healthcare Investors †	1,700	38
optionsXpress Holdings * (A)	18,047	277
Portfolio Recovery Associates * (A)	3,300	213
Potlatch † (A)	4,823	164
Protective Life	4,200	91
Realty Income † (A)	2,100	71
Senior Housing Properties Trust †	1,200	28
Stifel Financial *	2,133	99

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

SVB Financial Group *	19,425	$822
SWS Group	6,057	43
Tanger Factory Outlet Centers † (A)	3,600	170
TFS Financial	22,700	209
Titanium Asset Management * (B) (C)	140,900	403
Tompkins Financial, Cl US	800	32
Tower Group	7,054	165
Trustco Bank NY (A)	49,477	275
Value Creation * (B) (C)	145,600	142
Walter Investment Management †	3,600	63
Washington Real Estate Investment Trust †	3,100	98
World Acceptance *	17,494	773

		24,494

Health Care — 16.6%
Abaxis *	73,692	1,702
Achillion Pharmaceuticals *	78,565	237
Acorda Therapeutics *	62,199	2,054
Affymetrix * (A)	2,038	9
Air Methods *	15,195	632
Albany Molecular Research *	2,515	16
Align Technology * (A)	101,274	1,983
Allos Therapeutics *	15,200	72
Allscripts Healthcare Solutions *	12,840	237
Almost Family * (A)	2,800	83
Alnylam Pharmaceuticals * (A)	3,400	42
AMAG Pharmaceuticals * (A)	34,245	589
Amedisys * (A)	7,492	178
American Medical Systems Holdings * (A)	8,600	168
AMERIGROUP *	19,531	829
AMN Healthcare Services *	10,099	52
Amylin Pharmaceuticals *	21,300	444
Analogic	2,356	106
Arthrocare *	2,600	71
ATHENAHEALTH INC *	32,850	1,085
Auxilium Pharmaceuticals * (A)	10,797	268
BioMarin Pharmaceuticals * (A)	60,035	1,342
BioMimetic Therapeutics *	19,993	228
Bio-Reference Labs *	6,000	125
Biotime *	2,300	11
Bruker BioSciences * (A)	75,914	1,065
Cadence Pharmaceuticals * (A)	29,831	249
Cantel Medical	16,500	267
Cardiome Pharma *	101,484	619
Catalyst Health Solutions *	32,495	1,144
Cepheid * (A)	36,705	687
Chemed (A)	24,333	1,386
Computer Programs & Systems	3,854	164
Conceptus * (A)	92,243	1,268
Corvel *	3,473	147
Cubist Pharmaceuticals * (A)	60,437	1,414
Dionex * (A)	2,714	235
Durect *	267,103	678
Emergent Biosolutions *	2,415	42
eResearchTechnology *	38,446	288
Exact Sciences * (A)	22,495	163
Exelixis * (A)	23,400	92
Furiex Pharmaceuticals *	390	4

Description	Shares	Market Value ($ Thousands)

Genoptix *	4,927	$70
Gen-Probe *	5,349	259
Gentiva Health Services *	12,400	271
Haemonetics *	14,475	847
Halozyme Therapeutics *	19,900	153
Healthsouth * (A)	86,656	1,664
HeartWare International *	15,341	1,055
Hill-Rom Holdings	13,500	485
Hi-Tech Pharmacal * (A)	2,300	47
HMS Holdings * (A)	7,638	450
Human Genome Sciences * (A)	23,308	694
ICU Medical *	2,300	86
Immucor *	35,766	709
Immunogen * (A)	32,100	201
Impax Laboratories *	43,000	850
Incyte * (A)	91,105	1,457
Integra LifeSciences Holdings * (A)	4,720	186
IPC The Hospitalist *	49,451	1,351
Isis Pharmaceuticals * (A)	1,900	16
Kensey Nash *	4,800	139
Landauer	7,373	462
LCA-Vision * (A)	17,400	97
LHC Group *	3,581	83
Luminex * (A)	20,901	335
Magellan Health Services *	2,362	112
Martek Biosciences * (A)	7,274	165
Masimo	35,166	960
Medicis Pharmaceutical, Cl A	15,420	457
Medivation * (A)	6,374	83
Meridian Bioscience	33,101	724
Merit Medical Systems *	2,520	40
MWI Veterinary Supply *	16,217	936
Myriad Genetics *	38,455	631
National Healthcare	4,006	149
Natus Medical *	17,130	250
Nektar Therapeutics * (A)	56,891	840
Neogen *	3,100	105
NPS Pharmaceuticals *	33,708	230
NuVasive * (A)	69,934	2,458
NxStage Medical * (A)	12,400	237
Obagi Medical Products *	31,380	330
Omnicell *	97,534	1,276
Onyx Pharmaceuticals *	5,639	149
Optimer Pharmaceuticals * (A)	18,697	171
Orthofix International *	4,209	132
Owens & Minor	26,571	756
Par Pharmaceutical *	724	21
Parexel International *	55,873	1,292
PDL BioPharma (A)	291,037	1,531
Perrigo	111	7
Pharmaceutical Product Development	4,687	116
Pharmacyclics * (A)	5,900	47
Pharmasset *	9,904	292
Pozen *	117,355	831
PSS World Medical * (A)	70,485	1,507
Psychiatric Solutions *	7,300	245
Questcor Pharmaceuticals * (A)	128,975	1,279
Quidel * (A)	9,050	100
Salix Pharmaceuticals *	35,100	1,394
Savient Pharmaceuticals * (A)	57,629	1,318

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Seattle Genetics *	9,100	$141
SIGA Technologies * (A)	29,007	245
Sirona Dental Systems * (A)	16,184	583
Spectrum Pharmaceuticals * (A)	34,700	145
StemCells * (A)	58,000	48
STERIS	59,720	1,984
Sunrise Senior Living * (A)	45,400	156
Targacept *	5,000	112
Techne	23,637	1,459
Theravance * (A)	54,435	1,094
United Therapeutics *	6,922	388
Universal American Financial	7,800	115
Valeant Pharmaceuticals International * (A)	36,532	915
Vanda Pharmaceuticals *	3,600	24
Viropharma *	37,387	557
Zoll Medical *	12,995	419

		63,998

Industrials — 16.5%
Acacia Research - Acacia Technologies *	4,100	72
Actuant, Cl A	8,553	196
Acuity Brands (A)	31,662	1,401
Administaff	12,387	334
Advisory Board * (A)	5,928	262
Aegean Marine Petroleum Network	160,822	2,676
AerCap Holdings *	139,360	1,649
Aerovironment * (A)	42,073	936
Aircastle	24,000	204
Alaska Air Group *	6,033	308
Albany International, Cl A	4,200	80
Allegiant Travel, Cl A (A)	1,000	42
Alliant Techsystems *	10,035	757
American Science & Engineering	3,100	228
AO Smith	5,516	319
APAC Customer Services * (A)	102,771	582
Apogee Enterprises	10,754	99
Applied Industrial Technologies	14,700	450
Armstrong World Industries * (A)	12,865	534
ArvinMeritor * (A)	40,100	623
Avis Budget Group * (A)	19,869	231
AZZ	3,200	137
Badger Meter	1,935	78
Barnes Group (A)	46,549	819
Belden	2,000	53
Brady, Cl A	4,324	126
Briggs & Stratton	21,076	401
Carlisle	45,225	1,355
Celadon Group *	48,120	665
Chart Industries *	11,513	234
Chicago Bridge & Iron *	23,775	581
Clean Harbors * (A)	2,200	149
Comfort Systems USA	3,800	41
Consolidated Graphics *	7,200	298
Copa Holdings, Cl A	15,725	848
Copart *	31,922	1,052
Corporate Executive Board	33,234	1,049
CoStar Group * (A)	48,988	2,386
Cubic	18,583	758

Description	Shares	Market Value ($ Thousands)

Curtiss-Wright	2,195	$67
Deluxe	14,733	282
Dollar Thrifty Automotive Group *	4,500	226
EnerNOC * (A)	39,239	1,232
EnerSys *	5,684	142
EnPro Industries * (A)	2,700	84
Forward Air	3,168	83
Franklin Electric	400	13
Gardner Denver	23,740	1,274
GenCorp *	66,980	330
Genesee & Wyoming, Cl A *	4,030	175
GeoEye * (A)	14,258	577
GrafTech International *	15,800	247
Graham (A)	18,157	282
Hawaiian Holdings * (A)	68,571	411
Healthcare Services Group	28,917	659
Heico, Cl A	14,002	477
Hexcel *	24,000	427
Higher One Holdings *	66,564	1,098
HNI (A)	12,744	367
Horizon Lines, Cl A	100,876	424
ICF International *	20,041	502
IHS, Cl A *	11,040	751
II-VI *	12,797	478
Innerworkings * (A)	243,246	1,598
Interface, Cl A	105,315	1,499
JB Hunt Transport Services	5,700	198
Kaman	23,098	605
Kansas City Southern *	3,700	138
Kaydon (A)	22,091	764
Kelly Services, Cl A * (A)	9,300	109
Knight Transportation	54,439	1,052
Landstar System	30,195	1,166
Lennox International	7,339	306
Marten Transport	8,145	189
Michael Baker *	7,918	261
Mine Safety Appliances	12,000	325
Mobile Mini *	39,193	601
MYR Group * (A)	19,089	313
NACCO Industries, Cl A	1,600	140
Nordson	29,610	2,182
Old Dominion Freight Line *	25,776	655
Owens Corning *	9,300	238
Pacer International *	62,800	379
Polypore International * (A)	24,500	739
Powell Industries *	4,593	143
Quanex Building Products	16,100	278
Raven Industries	8,472	321
RBC Bearings *	19,919	677
Republic Airways Holdings * (A)	19,200	159
Resources Connection	105,375	1,450
Ritchie Bros. Auctioneers	48,300	1,003
Rollins	40,928	957
Rush Enterprises, Cl A *	51,074	783
Sauer-Danfoss *	1,800	38
Standard Parking *	72,700	1,243
Standard Register	7,582	22
TAL International Group	31,200	756
Teledyne Technologies *	6,029	240
Tennant (A)	28,915	894
Tetra Tech *	16,227	340
Textainer Group Holdings (A)	3,700	99

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Timken	1,400	$54
Titan Machinery * (A)	35,401	577
TransDigm Group	20,910	1,297
Tredegar	10,879	206
TrueBlue *	9,600	131
Tutor Perini *	8,714	175
UAL * (A)	19,421	459
US Airways Group * (A)	6,012	55
US Ecology	3,300	53
Vitran *	53,148	582
Wabtec	26,100	1,247
Watts Water Technologies, Cl A	4,400	150
WESCO International *	43,615	1,714
Woodward Governor	3,583	116

		63,297

Information Technology — 28.0%
ACI Worldwide *	14,055	315
Acme Packet * (A)	65,801	2,497
Actuate *	34,796	179
Acxiom *	8,400	133
Adtran	13,241	467
Advanced Energy Industries *	31,808	415
Advent Software * (A)	28,263	1,475
Amkor Technology * (A)	66,656	438
Ancestry.com *	16,145	368
AOL *	46,259	1,145
Applied Micro Circuits * (A)	59,700	597
Archipelago Learning * (A)	47,596	570
ArcSight *	3,300	144
Ariba * (A)	20,400	386
Arris Group *	64,549	631
Art Technology Group * (A)	197,706	817
Aruba Networks *	4,800	102
AsiaInfo-Linkage *	36,105	712
Atheros Communications *	88,796	2,340
Atmel *	174,365	1,388
ATMI *	57,381	853
Aviat Networks *	3,200	13
AVX	3,700	51
Benchmark Electronics *	19,342	317
Blackbaud	29,600	712
Blackboard *	31,387	1,131
Blue Coat Systems *	37,620	905
Brightpoint *	85,341	597
Cabot Microelectronics *	5,849	188
CACI International, Cl A *	3,770	171
Ceva *	98,245	1,405
Checkpoint Systems *	11,716	238
Ciena * (A)	46,500	724
Cirrus Logic * (A)	36,500	651
Cogent *	20,534	218
Cognex	16,409	440
Coherent *	4,200	168
CommScope *	35,995	855
CommVault Systems *	43,920	1,143
Concur Technologies * (A)	7,315	362
Constant Contact * (A)	39,634	849
CSG Systems International *	21,200	387
CTS	32,504	313
Daktronics (A)	17,130	168
DealerTrack Holdings * (A)	20,388	348

Description	Shares	Market Value ($ Thousands)

DemandTec *	35,344	$333
Diamond Management & Technology Consultants	1,800	23
Diodes * (A)	14,087	241
DTS *	59,270	2,262
Earthlink	50,271	457
Echo Global Logistics * (A)	46,148	589
Emulex *	15,622	163
Entegris *	7,600	35
Entropic Communications *	72,979	701
Euronet Worldwide *	61,487	1,106
Finisar * (A)	23,300	438
Forrester Research *	5,404	179
Gartner *	35,625	1,049
GSI Commerce * (A)	34,876	862
Hackett Group *	10,733	44
Harmonic *	13,057	90
Heartland Payment Systems	56,708	863
Hittite Microwave *	18,516	882
Hypercom *	27,520	179
iGate	9,900	180
Imation *	44,431	415
Infinera * (A)	9,890	115
Integrated Device Technology *	78,600	460
Integrated Silicon Solution *	26,100	225
InterDigital * (A)	18,607	551
Intermec *	49,896	612
Internet Capital Group *	45,279	499
Intersil, Cl A	28,900	338
Isilon Systems * (A)	36,191	806
IXYS *	26,466	253
j2 Global Communications * (A)	57,325	1,364
Jack Henry & Associates	10,000	255
Kenexa *	7,100	124
Knot * (A)	37,792	345
Kulicke & Soffa Industries *	17,600	109
L-1 Identity Solutions, Cl 1 *	28,796	338
Lattice Semiconductor *	149,800	712
Loral Space & Communications *	4,600	240
LTX-Credence * (A)	62,000	130
Manhattan Associates *	23,800	698
Marchex, Cl A	2,100	11
MAXIMUS	15,281	941
Meru Networks * (A)	23,809	410
Methode Electronics	109,874	998
Micrel (A)	27,974	276
Microsemi *	38,556	661
MicroStrategy, Cl A *	23,278	2,016
Mindspeed Technologies *	12,070	94
MIPS Technologies *	31,394	305
MKS Instruments *	18,751	337
Monotype Imaging Holdings *	26,429	242
Multi-Fineline Electronix *	10,955	241
National Instruments	6,300	206
NCR *	4,900	67
Netgear *	8,056	218
Netlogic Microsystems * (A)	66,329	1,829
Netscout Systems *	8,046	165
NetSuite *	25,342	597
Nuance Communications * (A)	11,868	186
Oclaro * (A)	30,525	489
Omnivision Technologies *	7,400	171

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

OpenTable * (A)	17,000	$1,157
Parametric Technology *	23,700	463
Park Electrochemical	18,175	479
Pegasystems (A)	25,600	795
Plantronics	40,984	1,384
Plexus *	10,525	309
Power Integrations (A)	40,440	1,286
Power-One * (A)	65,400	594
Progress Software *	3,193	106
PROS Holdings *	67,259	624
Quality Systems (A)	23,663	1,569
Quantum *	116,800	248
Quest Software * (A)	111,282	2,736
Rackspace Hosting * (A)	15,100	392
Radisys *	1,501	14
RealNetworks * (A)	27,600	90
RF Micro Devices *	81,941	503
RightNow Technologies *	24,664	486
Riverbed Technology * (A)	41,103	1,873
Rofin-Sinar Technologies *	5,964	151
Rogers *	3,654	115
Rosetta Stone *	36,468	774
Rubicon Technology *	17,469	396
Sanmina-SCI *	80,800	976
Sapient	62,703	751
SAVVIS *	38,579	813
Scansource * (A)	11,590	322
Smith Micro Software *	40,309	401
Solera Holdings	10,500	464
Sonic Solutions * (A)	46,836	533
Sourcefire * (A)	8,990	259
SRA International, Cl A *	7,811	154
SS&C Technologies Holdings *	94,980	1,501
Standard Microsystems *	10,006	228
STEC * (A)	17,908	223
Stratasys * (A)	1,601	44
SuccessFactors * (A)	43,680	1,097
Synaptics * (A)	6,654	187
Synchronoss Technologies * (A)	30,470	543
Syntel	40,589	1,806
Taleo, Cl A *	30,728	891
Tekelec *	5,230	68
TeleTech Holdings *	27,547	409
Teradyne *	217,250	2,420
Terremark Worldwide *	61,139	632
Tessera Technologies *	13,157	243
TIBCO Software * (A)	134,800	2,391
Trimble Navigation *	24,030	842
TriQuint Semiconductor *	22,847	219
TTM Technologies *	11,968	117
Tyler Technologies *	4,072	82
Ultimate Software Group *	5,943	230
Ultra Clean Holdings *	3,300	28
Ultratech *	1,814	31
Unisys * (A)	60,999	1,702
United Online	108,161	619
Universal Display * (A)	8,100	190
Valueclick * (A)	79,578	1,041
Vasco Data Security International *	29,449	191
Veeco Instruments * (A)	56,168	1,959
VeriFone Holdings * (A)	31,619	982

Description	Shares	Market Value ($ Thousands)

VistaPrint * (A)	111,180	$4,297
Vocus *	66,436	1,228
Volterra Semiconductor * (A)	49,861	1,073
Wave Systems, Cl A * (A)	6,300	14
Websense * (A)	4,910	87
Wright Express * (A)	9,000	321
Xyratex * (A)	2,100	31
Zoran *	78,168	596

		107,831

Materials — 3.6%
AK Steel Holding	7,600	105
Allied Nevada Gold * (A)	13,400	355
Carpenter Technology	24,500	826
Clearwater Paper *	6,700	510
Ferro *	23,900	308
Glatfelter	4,400	53
Globe Specialty Metals	10,900	153
Golden Star Resources *	48,800	241
H.B. Fuller	16,257	323
Haynes International	24,756	864
Horsehead Holding *	95,400	942
Innophos Holdings	8,987	298
Koppers Holdings	21,398	575
Minerals Technologies	900	53
Myers Industries	8,624	74
Nalco Holding	29,885	753
Neenah Paper	6,627	101
NewMarket	14,028	1,595
Olin	28,438	573
Omnova Solutions *	12,700	91
PolyOne *	77,345	935
Rock-Tenn, Cl A	8,038	400
Rockwood Holdings *	3,100	98
Schulman A	9,503	192
Solutia *	24,100	386
Spartech *	5,900	48
Stepan	1,323	78
Stillwater Mining * (A)	1,257	21
Wausau Paper *	17,801	148
Worthington Industries (A)	31,970	481
WR Grace *	75,431	2,108

		13,688

Telecommunication Services — 1.2%
Alaska Communications Systems Group (A)	53,500	543
Atlantic Telegraph-Network	4,317	213
Cincinnati Bell *	90,000	240
Cogent Communications Group *	18,095	171
Consolidated Communications Holdings	3,600	67
Frontier Communications	55,900	457
Global Crossing * (A)	21,885	282
Neutral Tandem *	32,513	388
NTELOS Holdings	11,203	190
SBA Communications, Cl A * (A)	29,716	1,197
Shenandoah Telecommunications	4,300	78
tw telecom, Cl A *	21,200	394
USA Mobility	23,500	377
Vonage Holdings *	51,400	131

		4,728

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.3%
Alliant Energy	1,200	$44
ITC Holdings	11,982	746
MGE Energy	2,306	91
NorthWestern	16,647	474

		1,355

Total Common Stock (Cost $313,131) ($ Thousands)		377,776

EXCHANGE TRADED FUND — 0.1%
SPDR S&P Midcap 400 ETF Trust	3,358	489

Total Exchange Traded Fund (Cost $472) ($ Thousands)		489

	Number of Warrants

WARRANTS — 0.0%
Rentech Expires 04/25/12 * (B) (C)	19,400	—
Titanium Asset Management Expires 06/21/11 * (B) (C)	147,800	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 26.2%
SEI Liquidity Fund, L.P., 0.230% ** †† (D)	103,678,869	100,628

Total Affiliated Partnership (Cost $103,679) ($ Thousands)		100,628

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150%** ††	9,691,169	9,691

Total Cash Equivalent (Cost $9,691) ($ Thousands)		9,691

U.S. TREASURY OBLIGATION (E) (F) — 0.2%
U.S. Treasury Bills
0.197%, 12/16/10	$803	803

Total U.S. Treasury Obligation (Cost $803) ($ Thousands)		803

Total Investments — 127.2% (Cost $427,776) ($ Thousands)		$489,387

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	74	Dec-2010	$290

For the period ended September 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $384,613 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $100,287 ($ Thousands).
(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2010 was $545 ($ Thousands) and represented 0.14% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2010 was $545 ($ Thousands) and represented 0.14% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $100,628

   ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.
(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

SPDR — Standard & Poor’s Depositary Receipts

Amounts designated as “—” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Small Cap Growth Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,231	$142	$403	$377,776
Exchange Traded Fund	489	—	—	489
Warrants	—	—	—	—
Affiliated Partnership	—	100,628	—	100,628
Cash Equivalent	9,691	—	—	9,691
U.S. Treasury Obligation	—	803	—	803

Total Investments in Securities	$387,411	$101,573	$403	$489,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$290	$—	$—	$290

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$571
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(156)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(12)

Ending balance as of September 30, 2010	$403

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(156)

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 17.1%
Aaron Rents (A)	16,077	$297
Abercrombie & Fitch, Cl A (A)	5,904	232
Aeropostale *	18,450	429
AFC Enterprises *	11,400	141
American Axle & Manufacturing Holdings * (A)	3,600	32
American Eagle Outfitters	62,219	931
American Greetings, Cl A (A)	20,300	377
Amerigon * (A)	3,300	34
Ameristar Casinos (A)	1,300	23
AnnTaylor Stores * (A)	26,075	528
Apollo Group, Cl A *	6,500	334
Arbitron	800	22
Ascent Media, Cl A *	1,500	40
Autoliv	11,943	780
Autonation * (A)	1,400	33
Bally Technologies *	3,100	108
Belo, Cl A * (A)	28,274	175
Big Lots * (A)	10,200	339
Biglari Holdings *	90	30
BJ’s Restaurants * (A)	1,500	42
BorgWarner * (A)	10,787	568
Boyd Gaming * (A)	3,600	26
Bridgepoint Education * (A)	58,700	908
Brinker International	1,700	32
Brown Shoe	2,700	31
Brunswick (A)	33,750	514
Buckle (A)	2,400	64
Build-A-Bear Workshop * (A)	2,700	16
Cabela’s * (A)	17,200	326
Cablevision Systems, Cl A	31,600	828
Callaway Golf (A)	27,675	194
Capella Education * (A)	700	54
Career Education * (A)	18,800	404
Carmax * (A)	3,100	86
Carter’s * (A)	21,600	569
Cato, Cl A (A)	23,535	630
CBS, Cl B	12,700	201
Central European Media Enterprises, Cl A * (A)	700	18
Cheesecake Factory * (A)	20,100	532
Chico’s FAS (A)	1,900	20
Childrens Place Retail Stores * (A)	10,030	489
Chipotle Mexican Grill, Cl A * (A)	1,100	189
Christopher & Banks (A)	16,569	131
CKX *	9,200	45
Coinstar * (A)	15,300	658
Columbia Sportswear (A)	4,200	245
Cooper Tire & Rubber (A)	40,675	798
Corinthian Colleges * (A)	3,800	27
Cracker Barrel Old Country Store (A)	12,358	627
CROCS *	3,500	45
Darden Restaurants	9,361	400
Deckers Outdoor * (A)	900	45
Dick’s Sporting Goods * (A)	36,750	1,030
Dillard’s, Cl A (A)	17,000	402
DineEquity * (A)	800	36
Dollar Tree * (A)	2,700	132
Domino’s Pizza *	10,725	142

Description	Shares	Market Value ($ Thousands)

Domino’s Pizza UK & IRL	60,045	$444
DR Horton (A)	10,000	111
DreamWorks Animation SKG, Cl A *	700	22
Eastman Kodak * (A)	6,700	28
Ethan Allen Interiors (A)	13,569	237
Expedia	18,800	530
Express * (A)	16,600	252
Foot Locker	27,200	395
Fortune Brands	8,848	435
Fossil *	4,200	226
Fuel Systems Solutions * (A)	700	27
GameStop, Cl A * (A)	17,800	351
Gannett	14,400	176
Gaylord Entertainment * (A)	21,900	668
Genesco *	8,000	239
Gentex (A)	21,200	414
Goodyear Tire & Rubber *	9,000	97
Grand Canyon Education *	24,000	526
Group 1 Automotive * (A)	1,200	36
Guess?	9,200	374
Hanesbrands *	43,910	1,135
Harley-Davidson	20,651	587
Harman International Industries *	8,300	277
Harte-Hanks	1,800	21
Helen of Troy *	2,800	71
hhgregg * (A)	12,314	305
Hillenbrand	10,900	234
Home Inns & Hotels Management ADR * (A)[1]	6,210	307
HOT Topic (A)	6,900	41
Hyatt Hotels, Cl A *	15,800	591
Iconix Brand Group * (A)	7,800	136
Insight Enterprises *	23,400	366
International Game Technology	24,922	360
International Speedway, Cl A	7,231	176
Interpublic Group * (A)	128,286	1,287
Isle of Capri Casinos *	3,300	24
ITT Educational Services * (A)	700	49
J Crew Group * (A)	500	17
Jakks Pacific * (A)	12,500	220
Jarden	30,520	950
John Wiley & Sons, Cl A	1,400	57
Jones Apparel Group	24,522	482
Journal Communications, Cl A *	39,400	178
K12 * (A)	1,000	29
KB Home (A)	5,300	60
Kenneth Cole Productions, Cl A *	1,600	27
Lamar Advertising, Cl A * (A)	1,300	41
Las Vegas Sands * (A)	10,200	356
Leggett & Platt	30,400	692
Lennar, Cl A	12,200	188
Life Time Fitness * (A)	800	32
Lin TV, Cl A *	1,800	8
Lions Gate Entertainment * (A)	6,300	46
Live Nation * (A)	63,125	624
LKQ *	44,700	930
Marriott International, Cl A	7,500	269
MDC Holdings (A)	400	12

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Men’s Wearhouse (A)	6,879	$164
Meredith	6,700	223
Meritage Homes *	1,800	35
Modine Manufacturing *	2,100	27
Morningstar * (A)	300	13
National CineMedia	57,963	1,038
National Presto Industries	100	11
Navitas	65,483	269
NetFlix * (A)	4,800	779
New York Times, Cl A * (A)	12,100	94
Newell Rubbermaid	12,800	228
Nordstrom	8,177	304
Nutri/System (A)	4,000	77
NVR *	100	65
O’Reilly Automotive * (A)	500	27
Orient-Express Hotels, Cl A *	5,400	60
Panera Bread, Cl A *	700	62
Penn National Gaming *	28,670	849
Penske Auto Group *	4,547	60
PEP Boys-Manny Moe & Jack (A)	3,200	34
PetSmart	22,603	791
PF Chang’s China Bistro (A)	700	32
Phillips-Van Heusen	17,880	1,076
Pinnacle Entertainment *	1,800	20
Polaris Industries (A)	13,535	881
Polo Ralph Lauren	900	81
Pre-Paid Legal Services * (A)	6,200	387
Pulte Homes *	2,494	22
Quiksilver *	5,100	20
RadioShack	17,900	382
RC2 * (A)	27,290	572
Red Robin Gourmet Burgers * (A)	12,400	243
Regal Entertainment Group, Cl A	19,232	252
Regis (A)	12,398	237
Rent-A-Center (A)	3,799	85
Ross Stores	1,400	76
Royal Caribbean Cruises * (A)	2,300	73
Ruby Tuesday * (A)	37,800	449
Ryland Group	2,100	38
Sauer-Danfoss *	1,700	36
Scholastic (A)	6,900	192
Scientific Games, Cl A *	137,253	1,331
Scripps Networks Interactive, Cl A	4,290	204
Sealy * (A)	5,500	13
Service International (A)	20,300	175
Shutterfly *	1,700	44
Signet Jewelers *	3,000	95
Sirius XM Radio * (A)	57,500	69
Sotheby’s (A)	5,600	206
Speedway Motorsports	800	13
Stage Stores (A)	27,664	360
Stamps.com *	906	12
Standard-Pacific * (A)	4,600	18
Starwood Hotels & Resorts Worldwide	4,700	247
Steiner Leisure * (A)	6,920	264
Stewart Enterprises, Cl A (A)	2,900	16
Strayer Education (A)	1,000	175
Stroer Out-of-Home Media *	5,124	152
Tempur-Pedic International * (A)	32,040	993
Tenneco * (A)	11,900	345

Description	Shares	Market Value ($ Thousands)

Thor Industries	700	$24
Timberland, Cl A *	1,400	28
Tupperware Brands	6,861	314
Ulta Salon Cosmetics & Fragrance * (A)	1,800	53
Under Armour, Cl A * (A)	600	27
WABCO Holdings *	1,500	63
Warnaco Group * (A)	3,010	154
Warner Music Group *	5,700	26
Wendy’s, Cl A	31,800	144
Whirlpool	7,300	591
Williams-Sonoma	6,664	211
WMS Industries * (A)	21,536	820
Wolverine World Wide	700	20
World Wrestling Entertainment, Cl A (A)	1,400	20
Wyndham Worldwide	16,720	459

		51,212

Consumer Staples — 3.8%
Andersons	1,700	64
Avon Products	7,952	255
BJ’s Wholesale Club *	3,589	149
Boston Beer, Cl A *	800	54
Cal-Maine Foods (A)	8,700	252
Casey’s General Stores (A)	5,400	225
Central European Distribution *	15,960	356
Central Garden and Pet *	13,800	142
Central Garden and Pet, Cl A * (A)	21,000	218
Chiquita Brands International * (A)	14,870	197
Church & Dwight	1,600	104
Constellation Brands, Cl A *	21,816	386
Corn Products International	7,292	273
Darling International *	2,400	20
Dean Foods *	47,776	488
Del Monte Foods	87,443	1,146
Diamond Foods (A)	1,500	61
Dole Food * (A)	12,981	119
Flowers Foods	3,900	97
Fresh Del Monte Produce * (A)	10,000	217
Green Mountain Coffee Roasters * (A)	37,247	1,162
Hansen Natural *	3,225	150
Herbalife	16,030	968
J&J Snack Foods	1,300	55
Kroger	16,191	351
Lancaster Colony	1,000	48
Lance	800	17
Lorillard	757	61
McCormick	8,533	359
Mead Johnson Nutrition, Cl A	5,700	324
Molson Coors Brewing, Cl B	11,043	521
Nash Finch	2,860	122
Nu Skin Enterprises, Cl A	900	26
Pantry * (A)	12,629	304
Prestige Brands Holdings *	25,803	255
Ralcorp Holdings *	1,000	58
Reddy Ice Holdings *	5,700	13
Revlon, Cl A * (A)	1,400	18
Ruddick (A)	6,536	227
Sanderson Farms	1,500	65

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Sara Lee	1,800	$24
Schiff Nutrition International (A)	2,200	18
Seneca Foods, Cl A *	6,519	171
Smithfield Foods * (A)	1,400	24
Spectrum Brands Holdings * (A)	1,100	30
SUPERVALU	34,400	397
Synutra International * (A)	1,500	17
Tootsie Roll Industries (A)	751	19
TreeHouse Foods * (A)	1,800	83
Universal (A)	5,800	232
USANA Health Sciences * (A)	400	16
Vector Group (A)	3,045	57
Village Super Market, Cl A	800	22
Weis Markets	6,300	247
Whole Foods Market *	2,000	74

		11,358

Energy — 5.3%
Atlas Energy *	2,791	80
ATP Oil & Gas * (A)	1,700	23
Atwood Oceanics *	8,300	253
Berry Petroleum, Cl A (A)	22,460	713
Bill Barrett * (A)	1,000	36
Brigham Exploration * (A)	27,300	512
Bristow Group *	700	25
Cabot Oil & Gas	1,000	30
CARBO Ceramics (A)	900	73
Carrizo Oil & Gas *	1,700	41
Cimarex Energy	400	26
Clean Energy Fuels * (A)	1,200	17
Complete Production Services * (A)	3,100	63
Contango Oil & Gas * (A)	500	25
CVR Energy *	2,700	22
Denbury Resources *	2,748	44
DHT Holdings (A)	1,200	5
Dresser-Rand Group *	7,240	267
Dril-Quip * (A)	11,730	728
Energy XXI Bermuda * (A)	6,859	158
Equities	11,111	401
EXCO Resources	1,800	27
Exterran Holdings * (A)	16,294	370
FMC Technologies *	1,800	123
Forest Oil *	1,900	56
Frontier Oil	17,599	236
Frontline (A)	9,959	283
Global Industries *	7,700	42
Golar LNG	4,000	50
Goodrich Petroleum * (A)	27,146	396
Helix Energy Solutions Group *	1,800	20
Helmerich & Payne	1,300	52
Hess	1,100	65
Hornbeck Offshore Services * (A)	17,800	347
Houston American Energy (A)	1,300	13
International Coal Group * (A)	11,600	62
Key Energy Services * (A)	38,354	365
Mariner Energy * (A)	1,700	41
McMoRan Exploration * (A)	5,900	102
Mitcham Industries *	3,000	22
Murphy Oil	6,785	420
Nabors Industries * (A)	23,866	431
National Oilwell Varco	1,800	80
Newfield Exploration *	7,153	411

Description	Shares	Market Value ($ Thousands)

Nordic American Tanker Shipping, Cl US (A)	23,501	$629
Northern Oil And Gas * (A)	2,100	36
Oceaneering International *	7,680	414
Oil States International *	700	32
Overseas Shipholding Group (A)	26,220	900
Patterson-UTI Energy	10,400	178
Peabody Energy	1,500	73
PetroHawk Energy *	21,000	339
Pioneer Natural Resources (A)	5,981	389
Quicksilver Resources *	4,700	59
Range Resources	10,906	416
Rowan * (A)	10,600	322
SEACOR Holdings *	4,800	409
Ship Finance International (A)	10,429	203
SM Energy	1,000	37
Southwestern Energy *	1,000	33
Spectra Energy	19,871	448
Stone Energy * (A)	7,700	113
Sunoco	6,400	234
Superior Energy Services *	1,300	35
Swift Energy *	13,291	373
Teekay Shipping	10,000	267
Teekay Tankers, Cl A (A)	1,800	23
Tesoro	23,800	318
Tidewater (A)	12,316	552
Ultra Petroleum *	900	38
USEC * (A)	56,600	294
Venoco * (A)	1,300	26
Western Refining * (A)	16,400	86
Whiting Petroleum *	7,425	709
Willbros Group * (A)	1,500	14
World Fuel Services (A)	15,000	390

		15,945

Financials — 15.5%
Acadia Realty Trust †	2,100	40
Advance America Cash Advance Centers (A)	39,200	158
Affiliated Managers Group *	500	39
Alexander’s †	100	32
Alexandria Real Estate Equities † (A)	400	28
Allied World Assurance Holdings	10,700	606
Altisource Portfolio Solutions *	1,400	44
AMB Property †	2,100	56
American Campus Communities †	1,000	30
American Capital *	8,900	52
American Capital Agency † (A)	3,717	99
American Equity Investment Life Holding (A)	3,300	34
American Financial Group	19,300	590
American National Insurance	700	53
Ameriprise Financial	17,274	818
Anworth Mortgage Asset † (A)	44,400	317
Apartment Investment & Management, Cl A † (A)	1,800	38
Arch Capital Group *	300	25
Ares Capital	13,829	216
Argo Group International Holdings	600	21
Arthur J. Gallagher	7,100	187
Artio Global Investors, Cl A	3,000	46

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Aspen Insurance Holdings	11,100	$336
Associated Banc-Corp (A)	18,500	244
Assured Guaranty (A)	43,884	751
Astoria Financial (A)	4,170	57
AvalonBay Communities †	700	73
Axis Capital Holdings	2,700	89
Banco Latinoamericano de Exportaciones, Cl E (A)	21,300	308
Bancorpsouth (A)	15,867	225
Bank Mutual	5,200	27
Bank of Hawaii	900	40
BGC Partners, Cl A (A)	40,700	243
BioMed Realty Trust † (A)	1,400	25
BlackRock	456	78
BlackRock Kelso Capital (A)	2,400	28
Boston Private Financial Holdings (A)	10,538	69
Boston Properties † (A)	4,912	408
Brandywine Realty Trust †	32,300	396
BRE Properties, Cl A †	1,000	41
Calamos Asset Management, Cl A	1,800	21
Camden Property Trust †	600	29
Capstead Mortgage † (A)	33,825	368
Cardinal Financial (A)	18,298	176
Cathay General Bancorp (A)	2,100	25
CB Richard Ellis Group, Cl A * (A)	25,900	473
CBL & Associates Properties † (A)	44,900	586
Central Pacific Financial * (A)	13,300	19
Century Bancorp, Cl A (A)	2,700	64
Chemical Financial	4,300	89
Chimera Investment †	43,300	171
Cincinnati Financial (A)	2,400	69
City Holding (A)	6,100	187
City National	800	42
CNA Financial *	22,700	635
CNA Surety * (A)	6,600	118
Colonial Properties Trust † (A)	4,500	73
Columbia Banking System	1,000	20
Comerica	13,781	512
Commerce Bancshares	1,455	55
CommonWealth REIT †	25,025	641
Community Bank System (A)	11,300	260
Cousins Properties † (A)	14,314	102
Cullen/Frost Bankers	2,500	135
CVB Financial (A)	41,136	309
DCT Industrial Trust † (A)	9,100	44
Delphi Financial Group, Cl A	4,300	107
Developers Diversified Realty † (A)	2,300	26
Digital Realty Trust † (A)	4,800	296
Dime Community Bancshares (A)	1,700	24
Dollar Financial * (A)	1,600	33
Doral Financial * (A)	23,400	39
Douglas Emmett †	1,400	25
Duke Realty †	1,700	20
DuPont Fabros Technology †	2,400	60
East West Bancorp	8,100	132
EastGroup Properties † (A)	2,100	78
Eaton Vance	8,579	249
Education Realty Trust † (A)	28,058	201
EMC Insurance Group (A)	2,820	60

Description	Shares	Market Value ($ Thousands)

Employers Holdings	26,803	$423
Encore Capital Group *	11,100	200
Endurance Specialty Holdings	24,378	970
Enstar Group *	400	29
Entertainment Properties Trust † (A)	1,000	43
Equity One † (A)	22,347	377
Erie Indemnity, Cl A	2,000	112
Essex Property Trust † (A)	400	44
Evercore Partners, Cl A	700	20
Everest Re Group	4,400	380
FBL Financial Group, Cl A (A)	2,500	65
Federal Agricultural Mortgage, Cl C (A)	7,400	80
Federal Realty Investment Trust † (A)	500	41
Federated Investors, Cl B (A)	38,016	865
FelCor Lodging Trust * † (A)	6,100	28
Fifth Street Finance (A)	2,100	23
Fifth Third Bancorp	33,313	401
Financial Institutions (A)	1,100	19
First American Financial	2,100	31
First Bancorp * (A)	24,900	7
First Financial Bancorp (A)	19,244	321
First Financial Holdings	1,000	11
First Horizon National * (A)	25,835	295
First Niagara Financial Group	6,200	72
First Potomac Realty Trust †	17,700	265
FirstMerit (A)	20,061	367
Flagstar Bancorp * (A)	16,300	30
Flagstone Reinsurance Holdings	6,300	67
Flushing Financial	3,600	42
FNB (Pennsylvania) (A)	11,200	96
Franklin Street Properties † (A)	5,100	63
Fulton Financial	4,400	40
GAMCO Investors, Cl A	400	15
General Motors Financial *	2,970	73
Getty Realty † (A)	3,100	83
GFI Group	43,500	202
GLG Partners * (A)	10,100	45
Global Indemnity, Cl A *	540	9
Greenlight Capital Re *	1,000	25
Hancock Holding (A)	13,468	405
Hanover Insurance Group	12,300	578
Harleysville Group	600	20
Hatteras Financial † (A)	5,000	142
Health Care † (A)	4,755	225
Healthcare Realty Trust †	1,000	23
Hercules Technology Growth Capital	33,584	340
Hersha Hospitality Trust † (A)	4,600	24
Highwoods Properties † (A)	700	23
Home Properties †	400	21
Horace Mann Educators (A)	18,700	333
Hospitality Properties Trust †	15,700	351
Host Hotels & Resorts † (A)	28,207	408
Hudson City Bancorp	2,400	29
Huntington Bancshares	99,900	566
IBERIABANK (A)	4,658	233
Independent Bank (A)	800	18
Infinity Property & Casualty (A)	10,430	509
Inland Real Estate †	3,000	25

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Interactive Brokers Group, Cl A * (A)	800	$14
Janus Capital Group	2,600	29
Jefferies Group (A)	2,700	61
Jones Lang LaSalle	1,004	87
KBW (A)	1,100	28
Kennedy-Wilson Holdings * (A)	1,700	18
Kilroy Realty † (A)	3,575	118
Kite Realty Group Trust †	3,700	16
Knight Capital Group, Cl A *	4,200	52
LaSalle Hotel Properties †	1,400	33
Lexington Realty Trust † (A)	62,267	446
Liberty Property Trust †	15,852	506
LTC Properties † (A)	7,100	181
M&T Bank (A)	1,358	111
Macerich † (A)	5,934	255
MarketAxess Holdings (A)	1,800	31
MBIA * (A)	5,600	56
Meadowbrook Insurance Group (A)	47,000	422
Medical Properties Trust † (A)	5,500	56
Mercury General	1,100	45
MF Global Holdings * (A)	5,200	37
MFA Financial † (A)	128,122	978
Mid-America Apartment Communities †	5,353	312
Montpelier Re Holdings (A)	15,200	263
MSCI, Cl A *	4,100	136
National Health Investors †	800	35
National Penn Bancshares	38,381	240
National Retail Properties † (A)	1,600	40
National Western Life Insurance, Cl A	200	28
Nationwide Health Properties †	14,000	541
NBT Bancorp (A)	800	18
New York Community Bancorp (A)	29,449	479
NewAlliance Bancshares	11,400	144
Northfield Bancorp (A)	800	9
NorthStar Realty Finance † (A)	820	3
NYSE Euronext	1,975	56
Ocwen Financial * (A)	4,200	43
Old National Bancorp (A)	4,100	43
Omega Healthcare Investors † (A)	5,100	114
One Liberty Properties †	140	2
OneBeacon Insurance Group, Cl A (A)	2,700	39
optionsXpress Holdings *	2,100	32
Oriental Financial Group (A)	13,000	173
PacWest Bancorp (A)	14,860	283
Park National (A)	300	19
Parkway Properties † (A)	20,600	305
PartnerRe	9,726	780
Pennsylvania Real Estate Investment Trust † (A)	14,700	174
People’s United Financial	49,902	653
PHH *	11,238	237
Piedmont Office Realty Trust, Cl A †	1,000	19
Piper Jaffray * (A)	500	15
Platinum Underwriters Holdings (A)	9,625	419

Description	Shares	Market Value ($ Thousands)

Plum Creek Timber † (A)	1,600	$56
Popular *	32,900	95
Portfolio Recovery Associates * (A)	400	26
Post Properties † (A)	1,200	34
PrivateBancorp, Cl A	8,400	96
ProAssurance * (A)	16,781	966
Prospect Capital (A)	2,612	25
Protective Life	10,756	234
Provident Financial Services	1,900	23
PS Business Parks †	1,400	79
Pzena Investment Management, Cl A	5,400	37
RAIT Financial Trust * † (A)	42,000	69
Ramco-Gershenson Properties † (A)	2,300	25
Raymond James Financial (A)	15,200	385
Redwood Trust † (A)	22,892	331
Regency Centers † (A)	5,500	217
Regions Financial	37,600	273
Reinsurance Group of America, Cl A	15,235	736
RenaissanceRe Holdings	800	48
Resource Capital †	2,600	17
Roma Financial	900	9
S&T Bancorp (A)	9,800	171
Selective Insurance Group (A)	10,900	178
Senior Housing Properties Trust †	6,600	155
Signature Bank NY * (A)	6,837	266
SL Green Realty † (A)	2,100	133
Solar Capital	2,200	47
Sovran Self Storage † (A)	4,500	171
StanCorp Financial Group	11,800	448
Sterling Bancshares	7,100	38
Stifel Financial * (A)	8,105	375
Stratus Properties *	1,900	16
Sun Communities † (A)	1,400	43
SVB Financial Group *	600	25
SWS Group	48,300	346
Synovus Financial (A)	295,757	728
Tanger Factory Outlet Centers † (A)	1,000	47
Taubman Centers † (A)	7,500	335
TCF Financial (A)	2,200	36
TD Ameritrade Holding *	20,329	328
Teton Advisors, Cl A *	6	—
TFS Financial	12,200	112
Tower Group (A)	4,800	112
TradeStation Group *	1,800	12
Transatlantic Holdings	600	31
Trustco Bank NY (A)	23,100	128
Trustmark (A)	900	20
UDR †	1,400	30
Umpqua Holdings (A)	10,316	117
United Bankshares (A)	4,300	107
United Community Banks * (A)	10,775	24
United Fire & Casualty (A)	4,000	85
Unitrin	18,800	459
Unum Group	40,763	903
U-Store-It Trust †	3,500	29
Validus Holdings	8,900	235
Valley National Bancorp (A)	2,205	28

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Waddell & Reed Financial, Cl A	900	$25
Walter Investment Management † (A)	3,557	62
Washington Federal (A)	14,200	217
Washington Real Estate Investment Trust † (A)	900	29
Webster Financial (A)	7,700	135
Weingarten Realty Investors † (A)	1,600	35
WesBanco (A)	12,800	209
Westamerica Bancorporation (A)	1,700	93
Westfield Financial (A)	2,625	20
Whitney Holding (A)	43,748	357
Willis Group Holdings	13,349	411
Wilmington Trust (A)	4,200	38
Wintrust Financial (A)	600	19
World Acceptance * (A)	1,300	57
WR Berkley	5,400	146
WSFS Financial	400	15
XL Group, Cl A	3,800	82
Zions Bancorporation (A)	54,948	1,174

		46,549

Health Care — 10.8%
Abaxis * (A)	1,600	37
Abraxis BioScience *	500	39
Accelrys * (A)	3,357	23
Accretive Health * (A)	7,530	82
Accuray *	1,900	12
Acorda Therapeutics * (A)	17,800	588
Affymetrix * (A)	12,000	55
Air Methods *	600	25
Albany Molecular Research * (A)	3,200	20
Alere * (A)	2,434	75
Alexion Pharmaceuticals *	6,000	386
Align Technology *	31,400	615
Alkermes * (A)	24,860	364
Allergan	1,800	120
Allos Therapeutics *	4,400	21
Allscripts Healthcare Solutions *	42,640	788
AMAG Pharmaceuticals * (A)	6,170	106
Amedisys * (A)	1,400	33
American Medical Systems Holdings * (A)	22,420	439
AMERIGROUP * (A)	5,925	252
AmerisourceBergen	22,316	684
Amsurg * (A)	17,498	306
Amylin Pharmaceuticals * (A)	6,900	144
Analogic (A)	1,074	48
ATHENAHEALTH INC * (A)	1,600	53
Auxilium Pharmaceuticals * (A)	24,460	606
Bio-Reference Labs *	1,000	21
Brookdale Senior Living *	24,400	398
Bruker BioSciences *	3,800	53
Capital Senior Living *	3,600	19
Catalyst Health Solutions *	600	21
Celgene *	622	36
Celldex Therapeutics * (A)	2,400	10
Cephalon * (A)	6,700	418
Cerner *	300	25
Charles River Laboratories International * (A)	5,750	191
Chemed	4,364	249
Cooper (A)	13,590	628

Description	Shares	Market Value ($ Thousands)

Corvel *	293	$12
Covance *	6,575	308
Coventry Health Care *	18,200	392
Cubist Pharmaceuticals * (A)	8,300	194
Cyberonics * (A)	9,590	256
Dendreon * (A)	4,100	169
Dentsply International	14,800	473
Dionex *	500	43
Edwards Lifesciences *	2,400	161
Emdeon, Cl A *	4,400	54
Emeritus * (A)	1,400	24
Endo Pharmaceuticals Holdings * (A)	11,600	385
Enzon Pharmaceuticals * (A)	2,600	29
eResearchTechnology * (A)	2,348	18
Exelixis *	5,200	20
Express Scripts *	1,400	68
Forest Laboratories *	13,900	430
Gen-Probe *	11,200	543
Gentiva Health Services * (A)	700	15
Geron * (A)	8,900	49
Greatbatch *	2,000	46
Halozyme Therapeutics * (A)	2,700	21
Health Management Associates, Cl A *	12,400	95
Health Net *	1,800	49
Healthsouth * (A)	31,151	598
Healthspring *	1,200	31
Henry Schein *	7,707	451
Hill-Rom Holdings (A)	6,900	248
HMS Holdings *	500	29
Hologic *	25,542	409
Human Genome Sciences * (A)	4,100	122
Humana *	8,300	417
ICON ADR *	16,510	357
Idexx Laboratories * (A)	6,200	383
Illumina * (A)	2,300	113
Immucor *	1,950	39
Impax Laboratories *	13,900	275
Incyte * (A)	29,800	476
Intuitive Surgical *	550	156
Isis Pharmaceuticals * (A)	3,300	28
Kinetic Concepts * (A)	9,300	340
King Pharmaceuticals *	20,000	199
Landauer	600	38
LHC Group * (A)	500	12
Life Technologies *	1,637	76
LifePoint Hospitals *	19,800	694
Lincare Holdings (A)	20,910	525
Magellan Health Services *	1,400	66
Martek Biosciences * (A)	800	18
Mednax *	3,743	199
Meridian Bioscience	8,100	177
Merit Medical Systems *	2,500	40
Mettler Toledo International *	400	50
Mylan Laboratories * (A)	32,735	616
Myriad Genetics *	2,200	36
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics * (A)	9,000	133
Neogen * (A)	900	30
NuVasive * (A)	16,829	591
Obagi Medical Products * (A)	1,600	17

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Omnicare (A)	15,000	$358
Omnicell *	1,300	17
Onyx Pharmaceuticals * (A)	37,250	983
Orthofix International * (A)	600	19
Owens & Minor	24,542	698
Par Pharmaceutical * (A)	2,570	75
Parexel International * (A)	34,950	808
Patterson (A)	7,500	215
PDL BioPharma (A)	64,800	341
PerkinElmer	19,900	461
Perrigo (A)	11,300	726
Pharmaceutical Product Development	38,170	946
Pharmasset * (A)	7,600	224
PharMerica *	34,700	331
Providence Service *	1,900	31
PSS World Medical * (A)	1,400	30
Psychiatric Solutions *	900	30
Quest Diagnostics	6,803	343
Regeneron Pharmaceuticals * (A)	17,300	474
RehabCare Group *	1,500	30
ResMed * (A)	5,662	186
Rigel Pharmaceuticals * (A)	25,600	215
Salix Pharmaceuticals * (A)	10,630	422
Seattle Genetics * (A)	19,770	307
Sirona Dental Systems *	10,119	365
STERIS (A)	1,300	43
SXC Health Solutions *	15,880	579
Symmetry Medical *	1,500	14
Team Health Holdings * (A)	18,865	244
Techne (A)	4,600	284
Tenet Healthcare *	14,100	67
Theravance * (A)	1,400	28
Thermo Fisher Scientific *	1,600	77
Thoratec *	1,500	56
TomoTherapy * (A)	17,200	61
Universal Health Services, Cl B	1,000	39
US Physical Therapy *	900	15
Valeant Pharmaceuticals International * (A)	37,748	946
Vertex Pharmaceuticals * (A)	8,000	277
Viropharma *	5,800	86
Volcano * (A)	27,570	716
Waters *	1,725	122
Watson Pharmaceuticals *	5,300	224
WellCare Health Plans *	800	23
Zoll Medical * (A)	1,800	58

		32,429

Industrials — 15.0%
AAON (A)	1,500	35
AAR * (A)	1,100	20
ACCO Brands * (A)	24,700	142
Acuity Brands (A)	500	22
Advisory Board * (A)	15,100	667
Aecom Technology *	22,600	548
AerCap Holdings *	17,550	208
Aerovironment * (A)	800	18
AGCO *	1,400	55
Aircastle	16,413	139
Airtran Holdings * (A)	2,900	21
Albany International, Cl A	1,900	36
Alexander & Baldwin	2,939	102

Description	Shares	Market Value ($ Thousands)

Allegiant Travel, Cl A (A)	8,320	$352
Alliant Techsystems *	588	44
American Commercial Lines * (A)	725	20
American Superconductor * (A)	2,200	69
Ametek	750	36
Ampco-Pittsburgh (A)	8,000	199
AMR *	4,000	25
AO Smith	8,400	486
Apogee Enterprises (A)	16,300	149
Arkansas Best	900	22
ArvinMeritor * (A)	68,680	1,067
Atlas Air Worldwide Holdings * (A)	14,300	719
Avery Dennison	11,542	428
Baldor Electric	900	36
Barnes Group	1,100	19
BE Aerospace *	11,507	349
Beacon Roofing Supply *	32,890	479
Belden (A)	14,472	382
Brady, Cl A (A)	9,285	271
Briggs & Stratton (A)	21,020	400
Brink’s	3,100	71
Bucyrus International, Cl A (A)	11,800	818
C.H. Robinson Worldwide	4,644	325
Carlisle	600	18
Cintas	18,121	499
Clarcor	1,000	39
Clean Harbors *	10,159	688
CNH Global (A)	2,460	90
Colfax * (A)	7,500	111
Columbus McKinnon *	3,249	54
Con-way	600	19
Copa Holdings, Cl A	13,060	704
Copart *	600	20
Corporate Executive Board	25,700	811
Corrections Corp of America *	52,330	1,292
CoStar Group * (A)	1,100	54
Courier (A)	6,189	88
Crane	9,800	372
Cummins	2,100	190
Delta Air Lines *	4,925	58
Deluxe	18,000	344
Dollar Thrifty Automotive Group *	3,000	150
Donaldson	300	14
Dover	8,671	453
EMCOR Group * (A)	18,114	445
EnergySolutions (A)	6,800	34
EnerNOC * (A)	1,300	41
Ennis (A)	3,600	64
EnPro Industries * (A)	11,900	372
Esterline Technologies *	6,510	372
Excel Maritime Carriers * (A)	8,300	47
Fastenal (A)	6,548	348
Flowserve	3,917	429
Fluor	8,604	426
Forward Air (A)	1,000	26
Foster Wheeler *	7,300	178
Franklin Electric	500	17
G&K Services	10,126	232
Gardner Denver	20,429	1,097
GATX	2,900	85
Genco Shipping & Trading * (A)	2,800	45
GenCorp * (A)	9,100	45

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

GeoEye *	700	$28
Goodrich	1,600	118
Gorman-Rupp (A)	1,250	34
Graco	600	19
GrafTech International *	2,200	34
Granite Construction (A)	1,500	34
Griffon *	1,600	20
Harsco	3,200	79
Heartland Express (A)	2,100	31
Heidrick & Struggles International (A)	700	14
Herman Miller	1,500	30
Hertz Global Holdings * (A)	34,800	368
Hexcel *	2,200	39
HNI (A)	1,400	40
Hubbell, Cl B	5,700	289
Huron Consulting Group *	400	9
IDEX	6,500	231
IHS, Cl A *	12,300	836
Insituform Technologies, Cl A *	1,900	46
Interface, Cl A (A)	15,618	222
Interline Brands *	1,300	23
International Shipholding (A)	5,600	158
JB Hunt Transport Services	24,840	862
John Bean Technologies	1,377	22
Joy Global	1,800	127
Kadant * (A)	11,654	220
Kaman	2,707	71
Kansas City Southern *	3,100	116
Kaydon (A)	10,092	349
KBR	2,100	52
Kelly Services, Cl A *	1,200	14
Kennametal	600	18
Kirby *	1,100	44
Knoll (A)	24,030	373
Landstar System	600	23
Layne Christensen *	1,000	26
Lennox International	2,400	100
Lincoln Electric Holdings	3,205	185
Lindsay (A)	6,200	269
Localiza Rent a Car	45,290	754
Manitowoc (A)	5,200	63
Manpower	14,900	778
MasTec *	5,300	55
Middleby * (A)	500	32
Mine Safety Appliances (A)	6,500	176
Moog, Cl A *	7,200	256
Mueller Industries	11,400	302
NACCO Industries, Cl A	400	35
Navistar International * (A)	17,600	768
NCI Building Systems * (A)	3,160	30
Nordson	1,400	103
Old Dominion Freight Line *	23,170	589
Orbital Sciences *	4,400	67
Oshkosh Truck *	10,300	283
Owens Corning *	5,200	133
PACCAR	8,643	416
Pall	3,500	146
Park-Ohio Holdings * (A)	2,900	38
Pentair	800	27
Pitney Bowes (A)	18,700	400
Quanex Building Products (A)	1,800	31

Description	Shares	Market Value ($ Thousands)

Quanta Services *	3,656	$70
Regal-Beloit	17,760	1,042
Republic Airways Holdings *	2,558	21
Resources Connection	32,095	442
Ritchie Bros. Auctioneers (A)	11,300	235
Robert Half International	1,400	36
Roper Industries	400	26
RR Donnelley & Sons (A)	15,000	254
RSC Holdings * (A)	1,700	13
Rush Enterprises, Cl A *	37,660	578
Ryder System	12,600	539
School Specialty * (A)	18,052	235
Shaw Group *	500	17
Skywest (A)	11,800	165
Spirit Aerosystems Holdings, Cl A *	20,179	402
Standard Register (A)	3,396	10
Steelcase, Cl A (A)	4,600	38
Stericycle * (A)	1,000	69
SYKES Enterprises * (A)	76,617	1,040
TAL International Group (A)	8,900	216
Teledyne Technologies *	11,015	439
Teleflex (A)	13,627	773
Terex *	13,472	309
Tetra Tech *	11,948	251
Thomas & Betts *	8,700	357
Timken	23,300	894
Towers Watson, Cl A	17,815	876
Trex * (A)	21,491	410
Triumph Group (A)	7,038	525
TrueBlue *	1,500	20
Tutor Perini *	6,800	137
Tyco International	3,723	137
UAL * (A)	22,900	541
United Rentals * (A)	30,190	448
United Stationers *	5,000	268
Universal Forest Products	3,000	88
URS *	7,600	289
US Airways Group * (A)	11,425	106
USG * (A)	1,100	15
UTI Worldwide	18,200	293
Valmont Industries	300	22
Vicor (A)	2,300	34
Vitran *	30,030	329
Wabash National * (A)	37,270	301
Wabtec (A)	1,800	86
Watsco (A)	6,100	340
Watts Water Technologies, Cl A (A)	6,670	227
WESCO International * (A)	21,760	855

		45,023

Information Technology — 17.1%
Acme Packet *	9,788	371
Adobe Systems *	11,858	310
Advanced Analogic Technologies * (A)	3,400	12
Advanced Energy Industries *	1,400	18
Advanced Micro Devices *	7,300	52
Advent Software * (A)	500	26
Agilysys *	2,800	18
Akamai Technologies *	2,300	115
Alliance Data Systems * (A)	19,300	1,260

8	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Amkor Technology * (A)	15,500	$102
Analog Devices (A)	13,844	434
Anixter International *	500	27
Ansys *	10,900	461
Aon Hewitt, Cl A *	3,634	183
Applied Micro Circuits *	50,860	509
Ariba *	2,700	51
Arris Group * (A)	7,200	70
Arrow Electronics *	1,900	51
Aruba Networks * (A)	18,070	386
Atheros Communications *	13,350	352
ATMI *	800	12
Autodesk *	1,000	32
Avnet *	10,000	270
AVX	4,300	59
Benchmark Electronics *	19,500	320
BigBand Networks *	7,100	20
Black Box	5,800	186
Blackbaud	2,048	49
Blackboard * (A)	13,800	497
Blue Coat Systems *	16,300	392
BMC Software *	1,700	69
Brightpoint *	41,083	287
Broadridge Financial Solutions	1,700	39
Brocade Communications Systems *	140,215	819
CACI International, Cl A * (A)	6,140	278
Cadence Design Systems * (A)	5,600	43
Cavium Networks *	11,916	343
Checkpoint Systems *	7,277	148
Ciber *	18,177	55
Ciena * (A)	1,900	30
Cognex (A)	5,900	158
Cognizant Technology Solutions, Cl A *	1,800	116
Cogo Group *	3,500	22
Coherent * (A)	9,163	367
CommScope *	10,400	247
Computer Sciences	9,800	451
Comtech Telecommunications	8,381	229
Comverge * (A)	2,600	20
Concur Technologies * (A)	9,160	453
Convergys * (A)	27,500	287
CoreLogic	2,100	40
Cree *	3,249	176
CSG Systems International *	18,934	345
CTS (A)	33,788	325
Cymer *	2,301	85
Cypress Semiconductor * (A)	11,200	141
Daktronics	4,600	45
DealerTrack Holdings *	1,100	19
Deltek * (A)	4,647	37
DG FastChannel * (A)	800	17
Diebold	25,174	783
Digital River * (A)	12,149	414
Diodes *	1,800	31
Dolby Laboratories, Cl A *	8,200	466
DST Systems	3,600	161
Earthlink (A)	12,700	115
EchoStar, Cl A *	2,900	55
Electronics for Imaging *	6,990	85
Emulex * (A)	21,338	223

Description	Shares	Market Value ($ Thousands)

Equinix * (A)	11,810	$1,209
Euronet Worldwide * (A)	18,500	333
F5 Networks *	3,200	332
Factset Research Systems	300	24
Fair Isaac (A)	1,100	27
Fairchild Semiconductor International *	68,488	644
Fidelity National Information Services	1,480	40
Finisar * (A)	40,138	754
Flir Systems *	7,360	189
Formfactor *	3,300	28
Forrester Research *	900	30
Gartner * (A)	24,540	722
Genpact *	1,200	21
Global Payments	800	34
GSI Commerce * (A)	88,240	2,179
Harris	14,100	625
Heartland Payment Systems (A)	16,960	258
Hittite Microwave *	1,300	62
Hollysys Automation Technologies * (A)	9,840	110
Hughes Communications *	1,600	44
IAC *	2,479	65
Imation *	2,100	19
Informatica * (A)	24,450	939
Ingram Micro, Cl A *	1,400	24
Integrated Device Technology *	11,300	66
InterDigital *	1,000	30
Intermec *	26,646	327
International Rectifier *	1,600	34
Intersil, Cl A	8,600	100
Itron *	899	55
Ixia *	22,860	283
Jabil Circuit	54,460	785
Jack Henry & Associates	1,000	26
JDS Uniphase *	2,700	33
L-1 Identity Solutions, Cl 1 *	2,100	25
Lawson Software * (A)	32,720	277
Lexmark International, Cl A *	24,300	1,084
Limelight Networks *	3,000	18
Linear Technology (A)	3,700	114
Littelfuse *	6,195	271
LoopNet * (A)	1,700	20
Loral Space & Communications *	800	42
LSI Logic *	5,300	24
Mantech International, Cl A *	900	36
Measurement Specialties * (A)	2,900	53
Mentor Graphics *	2,400	25
Methode Electronics	17,356	157
Micrel	11,400	112
Micros Systems *	11,700	495
Microsemi * (A)	67,972	1,166
Molex (A)	29,420	616
Monolithic Power Systems *	5,228	85
Monster Worldwide *	1,600	21
Move * (A)	19,207	43
MTS Systems	2,119	66
Multi-Fineline Electronix * (A)	4,030	89
National Instruments	1,398	46
NCR *	13,725	187
Netezza *	1,110	30

9	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Netgear *	2,400	$65
Netlogic Microsystems * (A)	11,990	331
NetSuite * (A)	1,400	33
NeuStar, Cl A *	1,000	25
Novell *	6,500	39
Novellus Systems * (A)	1,600	42
Omnivision Technologies * (A)	21,720	500
Parametric Technology * (A)	49,859	974
Pegasystems (A)	4,752	148
Plantronics (A)	1,100	37
Plexus *	10,350	304
PMC - Sierra *	131,900	971
Polycom *	29,950	817
Power Integrations (A)	13,220	420
QLIK Technologies * (A)	7,600	168
Quality Systems (A)	9,081	602
Quest Software *	3,900	96
Radisys * (A)	4,300	40
Rambus * (A)	1,900	40
RealNetworks *	11,200	36
Red Hat *	1,700	70
Richardson Electronics (A)	11,300	119
Riverbed Technology * (A)	14,010	639
Rofin-Sinar Technologies * (A)	1,100	28
Rovi *	9,774	493
S1 *	3,900	20
SAIC *	36,700	586
Salesforce.com * (A)	800	89
Sanmina-SCI * (A)	55,360	669
Sapient	45,347	543
SAVVIS *	1,900	40
Scansource *	3,600	100
Semtech *	3,100	63
Silicon Graphics International * (A)	2,400	19
Silicon Laboratories *	3,850	141
Skyworks Solutions *	48,140	996
SolarWinds * (A)	6,100	105
Solera Holdings	2,600	115
STEC * (A)	7,500	93
SuccessFactors * (A)	25,590	643
SunPower, Cl A * (A)	5,400	78
Supertex * (A)	900	20
Synaptics * (A)	4,750	134
SYNNEX * (A)	2,118	60
Synopsys *	33,975	842
Syntel	1,900	85
Take-Two Interactive Software * (A)	2,400	24
Taleo, Cl A *	4,492	130
Tech Data *	13,400	540
Technitrol (A)	19,700	87
Tekelec *	3,400	44
Tellabs	7,100	53
Teradata *	4,800	185
Teradyne * (A)	33,982	379
Tessera Technologies *	1,900	35
TIBCO Software * (A)	23,940	425
TiVo * (A)	55,000	498
TNS *	14,744	250
Total System Services	1,600	24
Totvs	4,400	334

Description	Shares	Market Value ($ Thousands)

Trimble Navigation *	6,000	$210
Ultimate Software Group *	800	31
Unisys * (A)	11,773	328
United Online (A)	61,330	351
Valueclick *	3,600	47
Varian Semiconductor Equipment Associates *	5,875	169
Veeco Instruments * (A)	6,200	216
VeriSign *	700	22
Viasat * (A)	1,100	45
Virtusa *	1,600	16
Vishay Intertechnology *	71,300	690
Vishay Precision Group *	5,091	79
VistaPrint * (A)	25,759	996
WebMD Health, Cl A *	1,121	56
Websense *	9,020	160
Western Digital *	15,900	451
Wright Express * (A)	25,395	907
Xyratex * (A)	18,819	279
Zebra Technologies, Cl A *	12,453	419
Zoran *	37,797	289

		51,469

Materials — 5.4%
Airgas	800	54
AK Steel Holding (A)	9,700	134
Albemarle	4,500	211
Allegheny Technologies	10,355	481
Alpha Natural Resources *	800	33
AM Castle *	170	2
AMCOL International (A)	1,500	39
Aptargroup	6,791	310
Ashland	2,600	127
Ball	3,500	206
Cabot	11,592	377
Celanese, Ser A	12,700	408
Century Aluminum *	5,100	67
China Green Agriculture * (A)	7,900	69
Clearwater Paper *	400	30
Coeur d’Alene Mines * (A)	3,300	66
Commercial Metals	1,300	19
Compass Minerals International	1,100	84
Crown Holdings *	4,800	137
Cytec Industries	10,606	598
Domtar (A)	4,800	310
Eagle Materials	1,000	24
Eastman Chemical	10,000	740
Ferro *	2,300	30
FMC	1,800	123
Georgia Gulf * (A)	1,400	23
Glatfelter (A)	1,700	21
Globe Specialty Metals	5,200	73
Golden Star Resources * (A)	4,200	21
Greif, Cl A	1,900	112
H.B. Fuller (A)	10,400	207
Headwaters * (A)	12,623	45
Horsehead Holding *	2,100	21
Huntsman	67,106	776
Innophos Holdings (A)	10,900	361
Kaiser Aluminum (A)	4,300	184
Koppers Holdings	5,097	137
LSB Industries * (A)	20,750	385
Lubrizol	6,100	646

10	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Mosaic	500	$29
Nalco Holding	14,000	353
Neenah Paper (A)	7,642	116
NewMarket (A)	1,092	124
Nucor	9,009	344
Olin	3,500	71
OM Group *	9,751	294
Owens-Illinois *	27,834	781
Packaging Corp of America	28,299	656
PolyOne *	63,135	763
Reliance Steel & Aluminum	7,200	299
Rock-Tenn, Cl A	600	30
Rockwood Holdings * (A)	15,000	472
Royal Gold (A)	900	45
RPM International	900	18
RTI International Metals * (A)	8,646	265
Schnitzer Steel Industries, Cl A	3,300	159
Schulman A (A)	16,222	327
Schweitzer-Mauduit International (A)	5,041	294
Scotts Miracle-Gro, Cl A	1,500	78
Sealed Air	1,000	22
Sensient Technologies (A)	7,400	226
Sherwin-Williams	600	45
Silgan Holdings	32,230	1,022
Solutia * (A)	9,900	159
Spartech *	3,327	27
Steel Dynamics	39,800	561
Stillwater Mining * (A)	2,600	44
STR Holdings * (A)	800	17
Temple-Inland	2,300	43
Texas Industries (A)	1,000	32
Thompson Creek Metals * (A)	4,000	43
Titanium Metals *	6,800	136
Walter Energy	100	8
Westlake Chemical (A)	2,315	69
Worthington Industries (A)	9,100	137
WR Grace * (A)	9,100	254

		16,054

Telecommunication Services — 2.3%
Alaska Communications Systems Group (A)	21,470	218
American Tower, Cl A *	1,015	52
Atlantic Telegraph-Network	500	25
CenturyTel (A)	9,600	379
Cincinnati Bell * (A)	70,235	188
Consolidated Communications Holdings (A)	1,600	30
Frontier Communications	109,460	894
General Communication, Cl A *	5,600	56
Global Crossing * (A)	1,400	18
Globalstar * (A)	11,400	20
MetroPCS Communications *	140,060	1,465
Neutral Tandem * (A)	2,400	29
NII Holdings * (A)	40,500	1,664
NTELOS Holdings	10,300	174
PAETEC Holding * (A)	6,400	26
Price Communication *	3,800	—
Qwest Communications International (A)	15,700	98
SBA Communications, Cl A *	29,500	1,189
Syniverse Holdings *	1,000	23

Description	Shares	Market Value ($ Thousands)

tw telecom, Cl A *	9,490	$176
USA Mobility (A)	19,900	319

		7,043

Utilities — 4.4%
AGL Resources	24,982	958
Alliant Energy	17,431	634
American States Water	1,700	61
American Water Works	24,698	575
Avista (A)	16,100	336
Black Hills (A)	3,485	109
CH Energy Group (A)	1,800	79
Chesapeake Utilities	400	15
Cleco	1,600	47
CMS Energy (A)	47,700	860
Consolidated Edison	5,929	286
Constellation Energy Group	11,000	355
Dynegy, Cl A * (A)	15,000	73
Edison International	9,690	333
El Paso Electric *	4,700	112
Empire District Electric (A)	12,731	256
Energen	2,800	128
Great Plains Energy (A)	56,292	1,064
Hawaiian Electric Industries	14,000	316
Idacorp	3,400	122
ITC Holdings	5,433	338
Laclede Group (A)	4,775	164
MDU Resources Group	30,300	604
MGE Energy	1,600	63
Mirant *	19,400	193
New Jersey Resources	750	29
NiSource	49,800	866
Northeast Utilities	4,000	118
Northwest Natural Gas	1,700	81
NorthWestern	18,625	531
NV Energy	2,100	28
Oneok	600	27
Ormat Technologies (A)	600	17
Pepco Holdings	2,200	41
Pinnacle West Capital	5,500	227
PNM Resources	1,700	19
Portland General Electric (A)	65,881	1,336
SCANA	13,806	557
Sempra Energy	1,600	86
South Jersey Industries (A)	4,136	205
Southern Union	600	15
TECO Energy	1,800	31
UGI	8,400	240
UIL Holdings	700	20
Westar Energy	5,800	141
Wisconsin Energy	1,900	110
Xcel Energy	18,194	418

		13,224

Total Common Stock (Cost $242,613) ($ Thousands)		290,306

CLOSED-END FUND — 0.0%
Kayne Anderson Energy Development (A)	800	13

Total Closed-End Fund (Cost $9) ($ Thousands)		13

11	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 38.8%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	117,278,838	$116,670

Total Affiliated Partnership (Cost $117,279) ($ Thousands)		116,670

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	9,908,999	9,909

Total Cash Equivalent (Cost $9,909) ($ Thousands)		9,909

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.200%, 12/16/10	$702	702

Total U.S. Treasury Obligation (Cost $702) ($ Thousands)		702

Total Investments — 139.0% (Cost $370,512) ($ Thousands)		$417,600

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	79	Dec-2010	$245
S&P Mid 400 Index E-MINI	44	Dec-2010	129
			$374

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Westpac Banking	10/5/10	USD	13	AUD	16	$3
JP Morgan Chase	10/5/10	USD	19	AUD	23	3
Deutsche Bank AG	10/5/10	USD	24	AUD	28	3
Westpac Banking	10/5/10	USD	18	AUD	19	—
Deutsche Bank AG	10/5/10	AUD	297	USD	246	(41)
Barclays Capital	10/5/10	AUD	33	USD	28	(4)
Barclays Capital	10/5/10	AUD	16	USD	15	(1)

						$(37)

12	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2010

Percentages are based on Net Assets of $300,343 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $114,123 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $116,670 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

L.P. — Limited Partnership

Ser — Series

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$290,306	$—	$—	$290,306
Closed-End Fund	13	—	—	13
Cash Equivalent	9,909	—	—	9,909
U.S. Treasury Obligation	—	702	—	702
Affiliated Partnership	—	116,670	—	116,670

Total Investments in Securities	$300,228	$117,372	$—	$417,600

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$374	$—	$—	$374
Forwards *	—	(37)	—	(37)

	$374	$(37)	$—	$337

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Mid-Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 17.0%
Aeropostale *	11,219	$261
American Eagle Outfitters	50,615	757
Apollo Group, Cl A *	9,148	470
Autoliv	4,000	261
Bed Bath & Beyond *	10,190	442
BorgWarner * (A)	9,782	515
Career Education * (A)	18,108	389
CBS, Cl B	3,800	60
Chico’s FAS	3,800	40
Chipotle Mexican Grill, Cl A * (A)	1,200	206
Coach	10,700	460
Darden Restaurants	15,914	681
DeVry	3,400	167
Dick’s Sporting Goods * (A)	11,572	325
DISH Network, Cl A	8,900	171
Dollar General *	400	12
Dollar Tree *	5,100	249
Expedia	13,972	394
Federal Mogul, Cl A *	900	17
Fossil *	3,200	172
GameStop, Cl A * (A)	14,649	289
Gannett	16,500	202
Gap	1,500	28
Gentex	12,200	238
Genuine Parts	3,900	174
Goodyear Tire & Rubber *	4,400	47
Guess? (A)	7,190	292
H&R Block	17,100	221
Hanesbrands *	1,300	34
Harley-Davidson (A)	23,098	657
Harman International Industries *	6,347	212
Hyatt Hotels, Cl A *	11,684	437
International Game Technology (A)	37,577	543
International Speedway, Cl A	1,100	27
Interpublic Group *	112,401	1,127
iRobot *	300	5
Leggett & Platt	19,679	448
Liberty Media - Interactive, Cl A *	18,300	251
Liberty Media - Starz, Ser A *	2,700	175
Limited Brands (A)	7,800	209
Live Nation *	47,847	473
LKQ *	22,423	466
Macy’s	13,800	318
Marriott International, Cl A	8,862	318
Mattel	14,900	350
McGraw-Hill	3,600	119
Mohawk Industries * (A)	4,976	265
National CineMedia	40,857	731
National Presto Industries	200	21
NetFlix * (A)	1,568	254
Nordstrom	17,227	641
Oxford Industries	1,600	38
Penn National Gaming *	8,022	238
PetSmart	14,361	503
Phillips-Van Heusen	14,619	879
Polaris Industries (A)	10,067	655
priceline.com *	648	226
Ross Stores (A)	5,400	295

Description	Shares	Market Value ($ Thousands)

Royal Caribbean Cruises * (A)	300	$9
Scientific Games, Cl A * (A)	88,173	855
Signet Jewelers *	500	16
Tempur-Pedic International *	3,800	118
Thor Industries (A)	4,100	137
TRW Automotive Holdings *	8,700	362
Tupperware Brands	1,500	69
Urban Outfitters *	300	9
VF	3,700	300
WABCO Holdings *	2,900	122
Warnaco Group *	400	20
Whirlpool	4,370	354
WMS Industries *	10,067	383
Wyndham Worldwide	1,300	36

		21,245

Consumer Staples — 4.5%
Avon Products	500	16
ConAgra Foods	8,000	175
Constellation Brands, Cl A *	36,594	647
Corn Products International	900	34
Dean Foods *	50,621	517
Del Monte Foods	43,168	566
Dr Pepper Snapple Group	2,600	92
Energizer Holdings *	500	34
Herbalife	1,700	102
HJ Heinz (A)	2,100	99
Hormel Foods	3,600	161
JM Smucker	1,300	79
Kroger	26,309	570
Lorillard	2,400	193
McCormick (A)	12,866	541
Mead Johnson Nutrition, Cl A	5,600	319
Molson Coors Brewing, Cl B	21,044	994
Ralcorp Holdings *	1,700	99
Sara Lee	9,800	132
Smithfield Foods * (A)	3,900	66
Tyson Foods, Cl A	16,700	267

		5,703

Energy — 7.4%
Atwood Oceanics *	8,200	250
Chesapeake Energy	1,800	41
Cimarex Energy (A)	4,200	278
Concho Resources * (A)	5,931	392
Continental Resources * (A)	3,200	148
Dresser-Rand Group *	4,200	155
El Paso	1,000	12
Equities	16,750	604
Frontier Oil	6,500	87
Helmerich & Payne	5,200	210
Hess	2,300	136
Holly	2,500	72
Marathon Oil	4,800	159
Murphy Oil	14,230	881
Nabors Industries *	39,785	719
National Oilwell Varco	1,000	44
Newfield Exploration *	14,986	861
Noble Energy	600	45
Oil States International *	2,800	130
PetroHawk Energy *	30,801	497
Pioneer Natural Resources (A)	9,017	586
Range Resources	27,533	1,050

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Mid-Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

RPC	1,400	$30
Spectra Energy	33,461	755
Sunoco (A)	1,800	66
Unit *	1,300	49
Valero Energy	18,900	331
Weatherford International *	5,500	94
Whiting Petroleum *	5,717	546

		9,228

Financials — 15.0%
Allied World Assurance Holdings	9,345	529
Allstate	3,300	104
American Equity Investment Life Holding	2,000	21
American Financial Group	6,500	199
American International Group * (A)	3,000	117
Ameriprise Financial	16,974	803
Annaly Capital Management †	13,100	231
Assurant	300	12
Bancorp Rhode Island	1,300	36
BOK Financial	1,500	68
Boston Properties † (A)	7,406	616
Brandywine Realty Trust †	9,900	121
Camden National	200	7
CapitalSource	6,900	37
CB Richard Ellis Group, Cl A * (A)	20,263	370
Chatham Lodging Trust †	700	13
Chimera Investment †	45,800	181
CIT Group *	5,500	224
Comerica	17,764	660
CommonWealth REIT †	4,250	109
Community Trust Bancorp	400	11
Compass Diversified Holdings	4,700	76
Discover Financial Services	2,000	33
Duke Realty †	8,300	96
E*Trade Financial *	8,500	124
Endurance Specialty Holdings	16,676	664
Erie Indemnity, Cl A	600	34
Everest Re Group	3,500	303
Federated Investors, Cl B (A)	29,640	675
Fifth Third Bancorp	68,630	826
Fulton Financial	14,400	130
Genworth Financial, Cl A *	11,300	138
Hanover Insurance Group (A)	6,739	317
Hartford Financial Services Group	13,500	310
Hospitality Properties Trust †	6,200	138
Host Hotels & Resorts † (A)	46,695	676
Hudson City Bancorp	17,000	208
Huntington Bancshares (A)	23,900	136
Inland Real Estate †	1,300	11
Invesco Mortgage Capital †	4,500	97
Jones Lang LaSalle	1,600	138
Keycorp (A)	17,000	135
Kimco Realty †	3,000	47
Liberty Property Trust † (A)	26,638	850
Lincoln National	6,400	153
Maiden Holdings	1,100	8
Marshall & Ilsley	10,500	74
MFA Financial † (A)	20,000	153
NASDAQ OMX Group *	3,000	58

Description	Shares	Market Value ($ Thousands)

NewStar Financial *	3,100	$23
NYSE Euronext	4,500	129
Oppenheimer Holdings, Cl A	2,500	70
Parkway Properties †	3,500	52
PartnerRe	8,785	704
People’s United Financial	62,547	819
Piedmont Office Realty Trust, Cl A † (A)	4,500	85
ProAssurance *	11,210	646
Prologis †	7,900	93
Raymond James Financial (A)	14,292	362
Rayonier †	1,300	65
Regions Financial	28,300	206
Reinsurance Group of America, Cl A	15,284	738
Resource Capital †	15,500	98
SCBT Financial	1,600	50
SLM *	26,100	302
Stewart Information Services (A)	3,200	36
Sunstone Hotel Investors * †	5,600	51
SunTrust Banks	2,800	72
Synovus Financial (A)	209,124	514
T. Rowe Price Group (A)	400	20
Unitrin	2,300	56
Unum Group	40,688	901
Vornado Realty Trust † (A)	635	54
Washington Federal	6,500	99
WesBanco	3,600	59
Willis Group Holdings	20,128	620
Zions Bancorporation (A)	35,450	757

		18,758

Health Care — 10.8%
Acorda Therapeutics *	12,717	420
Aetna	7,400	234
Alexion Pharmaceuticals *	1,700	110
Allergan	900	60
Allscripts Healthcare Solutions *	9,000	166
AmerisourceBergen	21,586	662
Auxilium Pharmaceuticals * (A)	13,423	333
Biogen Idec *	300	17
Brookdale Senior Living *	18,974	309
Bruker BioSciences * (A)	4,200	59
C.R. Bard	3,400	277
CareFusion *	7,000	174
Cerner * (A)	2,800	235
Cigna	3,100	111
Cooper (A)	8,216	380
Coventry Health Care *	11,200	241
Covidien	600	24
Dentsply International (A)	7,192	230
Emergency Medical Services, Cl A *	300	16
Endo Pharmaceuticals Holdings *	4,500	149
Forest Laboratories *	16,366	506
Gen-Probe *	6,273	304
Health Net *	6,300	171
Henry Schein *	11,319	663
Hill-Rom Holdings	400	14
Hologic *	46,875	750
Humana *	11,058	556
IDEXX Laboratories * (A)	2,200	136

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Mid-Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Impax Laboratories *	300	$6
Intuitive Surgical * (A)	1,300	369
Invacare (A)	2,900	77
Kinetic Concepts *	1,300	47
Life Technologies *	7,400	345
Medco Health Solutions *	200	10
Mettler Toledo International *	1,500	187
Mylan Laboratories * (A)	23,917	450
Onyx Pharmaceuticals *	19,673	519
PerkinElmer	14,509	336
Perrigo (A)	7,531	484
Quest Diagnostics (A)	10,257	518
Shire ADR	15,637	1,052
Sirona Dental Systems *	600	22
St. Jude Medical *	900	35
SXC Health Solutions *	6,000	219
Valeant Pharmaceuticals International *	22,199	556
Vertex Pharmaceuticals * (A)	10,076	348
Warner Chilcott, Cl A	16,059	360
Waters *	3,900	276

		13,523

Industrials — 13.9%
Amerco *	300	24
Ametek	3,400	162
Armstrong World Industries *	1,500	62
Avery Dennison	19,102	709
BE Aerospace *	3,700	112
Bucyrus International, Cl A	6,002	416
Cintas (A)	27,323	753
Cooper Industries, Cl A	6,500	318
Copart *	3,500	115
Crane	1,700	64
Cummins	900	82
Delta Air Lines * (A)	17,300	201
Dover	19,575	1,022
DXP Enterprises *	800	15
Eaton	4,100	338
Equifax	600	19
Flowserve	4,748	520
Fluor (A)	12,974	642
Gardner Denver	11,397	612
Hertz Global Holdings * (A)	21,561	228
IDEX	4,500	160
IHS, Cl A *	9,405	639
Ingersoll-Rand	8,751	312
ITT	15,965	748
JB Hunt Transport Services	1,700	59
Joy Global	3,700	260
Kennametal	600	19
L-3 Communications Holdings	3,400	246
M&F Worldwide *	500	12
Manpower	11,344	592
Navistar International *	4,248	185
Northrop Grumman	3,700	224
Oshkosh Truck *	14,529	400
Owens Corning *	7,900	203
PACCAR (A)	13,032	627
Parker Hannifin	5,800	406
Pentair	200	7
Pitney Bowes (A)	28,196	603

Description	Shares	Market Value ($ Thousands)

Raytheon	2,900	$133
Regal-Beloit	600	35
Republic Services	7,400	226
Rockwell Automation	6,200	383
Roper Industries	3,000	196
RR Donnelley & Sons	7,300	124
Spirit Aerosystems Holdings, Cl A * (A)	30,430	606
Teleflex	10,338	587
Thomas & Betts *	7,547	310
Timken	18,493	709
Toro (A)	900	51
Towers Watson, Cl A	12,266	603
URS *	11,790	448
UTI Worldwide	15,722	253
WESCO International * (A)	11,664	458
WW Grainger (A)	1,900	227

		17,465

Information Technology — 14.8%
Acme Packet *	400	15
Activision Blizzard	46,452	503
Adobe Systems * (A)	17,876	467
Agilent Technologies *	4,700	157
Alliance Data Systems * (A)	13,490	880
Amdocs *	3,700	106
Analog Devices	21,474	674
AOL *	5,300	131
Arrow Electronics *	7,800	208
Autodesk *	8,000	256
Avnet *	11,500	311
AVX	3,000	41
Brightpoint *	2,100	15
Broadcom, Cl A (A)	1,600	57
Brocade Communications Systems *	98,535	576
CA	8,000	169
Cognizant Technology Solutions, Cl A *	3,514	227
Computer Sciences	6,500	299
Diebold	20,088	625
Dolby Laboratories, Cl A *	9,781	556
EchoStar, Cl A *	1,700	33
Equinix * (A)	1,930	198
F5 Networks *	3,400	353
Factset Research Systems (A)	1,800	146
Fairchild Semiconductor International *	7,900	74
Gartner *	17,172	505
GSI Commerce * (A)	50,966	1,259
Harris	6,100	270
IAC *	1,300	34
Ingram Micro, Cl A *	7,600	128
Intuit *	6,500	285
Itron *	400	24
Jabil Circuit	6,800	98
Juniper Networks *	800	24
Kla-Tencor	3,500	123
Lam Research *	6,700	280
Lender Processing Services	5,400	179
Lexmark International, Cl A *	2,000	89

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Mid-Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

LSI Logic *	28,000	$128
Marvell Technology Group *	46,670	817
Maxim Integrated Products (A)	1,100	20
Micron Technology * (A)	19,100	138
Micros Systems *	7,848	332
Microsemi * (A)	42,950	737
Molex (A)	32,599	682
NetApp * (A)	5,400	269
Novellus Systems *	1,600	42
ON Semiconductor *	4,700	34
PMC - Sierra *	102,765	756
SAIC *	5,000	80
SanDisk *	7,500	275
Seagate Technology *	19,300	227
Symantec *	9,000	137
Synopsys *	36,818	912
Teradata *	2,700	104
Teradyne * (A)	22,310	249
Tivo *	29,515	267
Vishay Intertechnology *	10,700	104
VistaPrint * (A)	13,300	514
Western Digital *	4,800	136
Western Union	7,000	124
Wright Express * (A)	18,222	651
Xerox	29,200	302
Xilinx (A)	300	8
Zebra Technologies, Cl A *	2,700	91

		18,511

Materials — 5.7%
Albemarle	2,500	117
Alcoa	6,300	76
Allegheny Technologies (A)	15,613	725
Ashland	6,300	307
Ball	1,100	65
Boise * (A)	1,500	10
Cabot	2,700	88
Celanese, Ser A	21,662	695
Commercial Metals	3,500	51
Cytec Industries	2,300	130
Eastman Chemical	2,900	215
Ecolab	11,848	601
Huntsman	55,310	640
International Flavors & Fragrances	1,300	63
International Paper	8,800	191
Lubrizol	3,400	360
Nalco Holding	5,600	141
Nucor (A)	13,584	519
Owens-Illinois *	32,432	910
Packaging Corp of America	27,286	632
Reliance Steel & Aluminum	1,000	41
Schnitzer Steel Industries, Cl A	2,300	111
Steel Dynamics	7,500	106
Temple-Inland	8,300	155
Walter Energy	2,200	179

		7,128

Telecommunication Services — 2.4%
AboveNet *	500	26
CenturyTel (A)	2,800	110
MetroPCS Communications * (A)	47,068	492
NII Holdings * (A)	31,301	1,287

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Communications, Cl A *	22,314	$899
Telephone & Data Systems	3,900	128
USA Mobility	1,500	24

		2,966

Utilities — 5.6%
AES *	14,000	159
AGL Resources	20,280	778
Ameren	1,500	43
American Water Works	35,447	825
Atmos Energy	4,700	138
Consolidated Edison (A)	8,940	431
Constellation Energy Group	1,800	58
DPL	5,100	133
Edison International	23,110	795
Energen	6,200	283
Entergy	100	8
Great Plains Energy	34,352	649
MDU Resources Group	5,300	106
NiSource	2,500	43
Northeast Utilities	800	24
NV Energy	3,600	47
OGE Energy	2,300	92
Oneok	1,400	63
Portland General Electric	26,041	528
PPL	2,700	74
SCANA	15,979	644
Sempra Energy	1,000	54
Southern Union	4,300	103
TECO Energy	14,900	258
Xcel Energy (A)	29,784	684

		7,020

Total Common Stock (Cost $114,855) ($ Thousands)		121,547

AFFILIATED PARTNERSHIP — 20.4%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	25,976,868	25,599

Total Affiliated Partnership (Cost $25,977) ($ Thousands)		25,599

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	3,119,529	3,120

Total Cash Equivalent (Cost $3,120) ($ Thousands)		3,120

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bills 0.200%, 12/16/10	$621	621

Total U.S. Treasury Obligation (Cost $620) ($ Thousands)		621

Total Investments — 120.5% (Cost $144,572) ($ Thousands)		$150,887

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Mid-Cap Fund

September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	40	Dec-2010	$109

For the period ended September 30, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $125,192 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $25,217 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $25,599 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,547	$—	$—	$121,547
Affiliated Partnership	—	25,599	—	25,599
Cash Equivalent	3,120	—	—	3,120
U.S. Treasury Obligation	—	621	—	621

Total Investments in Securities	$124,667	$26,220	$—	$150,887

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$109	$—	$—	$109

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 9.4%
Advance Auto Parts	28,600	$1,678
Amazon.com *	36,240	5,692
Autoliv	10,000	653
Buckle	11,600	308
Burger King Holdings	69,900	1,669
Career Education *	45,300	973
Carter’s *	43,400	1,143
Choice Hotels International	40,200	1,466
Cinemark Holdings	86,000	1,385
DeVry	18,300	901
DIRECTV, Cl A *	43,200	1,798
Discovery Communications, Cl A *	41,600	1,812
DreamWorks Animation SKG, Cl A *	40,300	1,286
GameStop, Cl A *	55,900	1,102
Genuine Parts	24,800	1,106
Gildan Activewear *	28,600	803
H&R Block	110,300	1,428
Hillenbrand	3,780	81
ITT Educational Services *	19,500	1,370
NetFlix *	8,346	1,353
Panera Bread, Cl A *	17,600	1,560
PetSmart	27,060	947
priceline.com *	14,044	4,892
Regal Entertainment Group, Cl A	37,600	493
Shaw Communications, Cl B	43,900	966
Strayer Education	11,984	2,091

		38,956

Consumer Staples — 19.1%
Altria Group	230,976	5,548
Brown-Forman, Cl B	80,022	4,933
Campbell Soup	63,608	2,274
Church & Dwight	22,500	1,461
Clorox	56,943	3,801
Dean Foods *	119,800	1,223
Flowers Foods	90,750	2,254
General Mills	48,860	1,786
Hansen Natural *	41,188	1,920
Hershey	139,290	6,629
HJ Heinz	10,791	511
Hormel Foods	155,318	6,927
Kellogg	95,312	4,814
Kimberly-Clark	94,312	6,135
Kroger	33,000	715
Lorillard	67,425	5,415
McCormick	103,307	4,343
Philip Morris International	98,663	5,527
Ralcorp Holdings *	22,600	1,322
Reynolds American	86,629	5,145
Ruddick	45,000	1,561
Safeway	8,383	177
Sara Lee	69,713	936
SYSCO	138,645	3,954

		79,311

Energy — 3.4%
Chevron	26,900	2,180
ConocoPhillips	2,273	130
Dresser-Rand Group *	39,100	1,443

Description	Shares	Market Value ($ Thousands)

Enbridge	36,400	$1,904
Exxon Mobil	29,200	1,804
Imperial Oil	13,500	511
Murphy Oil	14,000	867
PetroHawk Energy *	93,200	1,504
Range Resources	23,700	904
SEACOR Holdings *	7,200	613
Teekay Shipping	19,600	524
TransCanada	44,300	1,644

		14,028

Financials — 12.7%
Alleghany *	2,040	618
Allied World Assurance Holdings	47,656	2,697
Arch Capital Group *	34,728	2,910
Aspen Insurance Holdings	9,533	289
Bank of Hawaii	86,415	3,882
BOK Financial	15,311	691
Brown & Brown	26,200	529
Capitol Federal Financial	75,122	1,856
Commerce Bancshares	133,173	5,006
Corporate Office Properties Trust †	39,700	1,481
Cullen/Frost Bankers	66,031	3,557
East West Bancorp	33,823	550
Endurance Specialty Holdings	2,494	99
Erie Indemnity, Cl A	27,600	1,547
Essex Property Trust †	15,400	1,685
Federated Investors, Cl B	58,600	1,334
First Citizens BancShares, Cl A	11,436	2,119
Fulton Financial	67,100	608
Health Care †	36,700	1,738
Home Properties †	26,500	1,402
Hudson City Bancorp	114,000	1,398
MFA Financial †	113,400	865
NASDAQ OMX Group *	26,200	509
New York Community Bancorp	24,031	390
PartnerRe	8,273	663
ProAssurance *	20,500	1,181
Prosperity Bancshares	35,600	1,156
Public Storage †	8,400	815
Realty Income †	47,100	1,588
RenaissanceRe Holdings	55,048	3,301
Senior Housing Properties Trust †	27,100	637
Tanger Factory Outlet Centers †	29,700	1,400
TFS Financial	131,768	1,211
UMB Financial	31,300	1,111
Washington Real Estate Investment Trust †	51,700	1,641
White Mountains Insurance Group	1,713	528

		52,992

Health Care — 20.6%
Abbott Laboratories	117,780	6,153
Abraxis BioScience *	6,074	470
Alexion Pharmaceuticals *	37,161	2,392
AmerisourceBergen	215,872	6,619
Amgen *	105,780	5,829
Baxter International	22,528	1,075
Becton Dickinson	65,560	4,858
Biogen Idec *	78,674	4,415
C.R. Bard	80,915	6,589

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Cardinal Health	165,843	$5,479
Celgene *	13,000	749
Edwards Lifesciences *	29,230	1,960
Eli Lilly	135,736	4,958
Emergency Medical Services, Cl A *	26,500	1,411
Endo Pharmaceuticals Holdings *	53,700	1,785
Forest Laboratories *	123,040	3,806
Genzyme *	35,274	2,497
Henry Schein *	23,226	1,361
Johnson & Johnson	68,537	4,246
Laboratory Corp of America Holdings *	9,900	776
LifePoint Hospitals *	19,200	673
McKesson	112,345	6,941
Myriad Genetics *	54,800	899
Owens & Minor	44,250	1,259
Patterson	48,100	1,378
SXC Health Solutions *	44,740	1,632
Techne	63,609	3,927
United Therapeutics *	24,300	1,361

		85,498

Industrials — 3.7%
Alliant Techsystems *	16,400	1,237
C.H. Robinson Worldwide	23,700	1,657
Clarcor	14,400	556
FTI Consulting *	27,800	964
Gardner Denver	24,600	1,321
IHS, Cl A *	10,200	694
KBR	69,200	1,705
Landstar System	31,500	1,217
Lennox International	33,300	1,388
Lincoln Electric Holdings	22,100	1,278
Nordson	17,400	1,282
Northrop Grumman	2,372	144
Raytheon	13,000	594
Rollins	65,800	1,538

		15,575

Information Technology — 10.1%
Activision Blizzard	140,700	1,522
Adtran	40,700	1,437
Amdocs *	26,059	747
Analog Devices	114,926	3,607
CGI Group, Cl A *	36,400	547
Cognizant Technology Solutions, Cl A *	84,579	5,453
Computer Sciences	37,799	1,739
Diebold	17,400	541
eBay *	1,858	45
Flir Systems *	18,600	478
Harris	33,700	1,492
Ingram Micro, Cl A *	94,404	1,591
International Business Machines	42,655	5,722
Lender Processing Services	20,724	688
Microchip Technology	33,175	1,043
Micros Systems *	24,300	1,029
NeuStar, Cl A *	40,700	1,012
SAIC *	18,179	290
Tech Data *	94,708	3,817
Texas Instruments	169,858	4,610
WebMD Health, Cl A *	45,276	2,258

Description	Shares	Market Value ($ Thousands)

Xilinx	63,967	$1,702
Zebra Technologies, Cl A *	21,300	717

		42,087

Materials — 3.0%
Aptargroup	37,800	1,726
Compass Minerals International	19,000	1,456
Greif, Cl A	22,600	1,330
Intrepid Potash *	43,600	1,137
Newmont Mining	85,706	5,383
Silgan Holdings	44,000	1,395

		12,427

Telecommunication Services — 2.2%
AT&T	79,900	2,285
BCE	54,000	1,755
MetroPCS Communications *	151,400	1,584
SBA Communications, Cl A *	40,900	1,648
Verizon Communications	60,330	1,966

		9,238

Utilities — 12.5%
AGL Resources	82,355	3,159
Alliant Energy	39,900	1,450
American Water Works	55,200	1,284
Atmos Energy	111,335	3,257
Consolidated Edison	39,300	1,895
DPL	56,042	1,464
DTE Energy	28,539	1,311
Edison International	46,700	1,606
Energen	35,900	1,641
Great Plains Energy	68,300	1,291
Hawaiian Electric Industries	57,900	1,305
Idacorp	42,700	1,534
Integrys Energy Group	30,104	1,567
ITC Holdings	10,518	655
Nicor	59,996	2,749
NSTAR	124,608	4,903
OGE Energy	31,800	1,268
Pepco Holdings	60,200	1,120
PG&E	15,500	704
Piedmont Natural Gas	53,200	1,543
SCANA	75,402	3,040
TECO Energy	60,300	1,045
UGI	92,584	2,649
Vectren	105,405	2,727
WGL Holdings	40,100	1,515
Wisconsin Energy	88,024	5,088

		51,770

Total Common Stock (Cost $345,651) ($ Thousands)		401,882

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	11,261,888	11,262

Total Cash Equivalent (Cost $11,262) ($ Thousands)		11,262

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.197%, 12/16/10	$876	$876

Total U.S. Treasury Obligation (Cost $876) ($ Thousands)		876

Total Investments — 99.6% (Cost $357,789) ($ Thousands)		$414,020

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	124	Dec-2010	$161

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $415,706 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$401,882	$—	$—	$401,882
Cash Equivalent	11,262	—	—	11,262
U.S. Treasury Obligation	—	876	—	876

Total Investments in Securities	$413,144	$876	$—	$414,020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$161	$—	$—	$161

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Global Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.5%

Australia — 7.8%
AGL Energy	64,462	$1,009
Amcor	82,898	523
ARB	15,114	110
CFS Retail Property Trust †	91,638	168
Coal & Allied Industries	11,515	1,162
Coca-Cola Amatil	215,260	2,497
CSL	89,418	2,861
Decmil Group *	77,458	179
Foster’s Group	516,364	3,065
Gujarat NRE Coking Coal *	24,727	15
McPherson’s	16,139	46
Metcash	765,054	3,237
Origin Energy	101,311	1,555
RHG *	89,178	59
SP AusNet, Cl Miscellaneous	523,515	436
Specialty Fashion Group	19,378	27
TABCORP Holdings	690,995	4,683
Tatts Group	1,251,801	2,897
Wesfarmers	35,690	1,137

		25,666

Belgium — 2.9%
Belgacom	41,343	1,615
Cofinimmo †	2,069	275
Colruyt	12,410	3,285
Delhaize Group	15,737	1,143
Intervest Offices †	868	27
Mobistar	54,060	3,315

		9,660

Canada — 11.0%
Alimentation Couche Tard, Cl B	82,500	1,850
BCE	187,100	6,100
Bell Aliant Regional Communications Income Fund	4,800	121
Canadian National Railway	14,500	930
Canadian Tire, Cl A	4,000	223
Canadian Utilities, Cl A	14,700	715
Capital Power	4,100	96
Cash Store Financial Services	8,600	129
Centerra Gold	27,800	450
CGI Group, Cl A *	101,500	1,533
Cott *	3,900	31
Empire, Cl A	46,800	2,512
Enbridge	22,800	1,198
Fairfax Financial Holdings	600	245
Fortis	38,200	1,189
Genworth MI Canada	6,631	166
George Weston	25,800	1,986
Laurentian Bank of Canada	4,800	205
Loblaw	11,800	469
Manitoba Telecom Services	19,200	528
Metro, Cl A	73,500	3,198
National Bank of Canada	11,700	740
Provident Energy Trust	11,000	78
Rogers Communications, Cl B	135,800	5,098
Saputo	114,600	3,923
TELUS, Cl A	16,100	685
TMX Group	13,100	404

Description	Shares	Market Value ($ Thousands)

Valeant Pharmaceuticals International *	48,900	$1,237
Yellow Pages Income Fund	54,600	295

		36,334

Cayman Islands — 0.0%
Pacific Textile Holdings	21,000	12

		12

Denmark — 1.9%
Coloplast, Cl B	24,716	2,959
H Lundbeck	22,741	402
Novo Nordisk, Cl B	29,483	2,930

		6,291

European Currency Union — 0.0%
Oriola-KD	4,851	28

		28

Finland — 0.7%
Kesko, Cl B	2,665	125
Orion, Cl B	77,325	1,547
Tietoenator	23,696	472

		2,144

France — 1.6%
Boiron	6,078	202
Bonduelle S.C.A.	533	51
France Telecom	70,588	1,527
PagesJaunes Groupe	23,599	247
Sanofi-Aventis	16,432	1,097
Sartorius Stedim Biotech	889	42
Societe BIC	26,344	2,118

		5,284

Germany — 1.4%
Beiersdorf	17,895	1,097
Deutsche Telekom	89,621	1,228
Fresenius	2,946	236
Fresenius Medical Care	21,287	1,317
Hornbach Holding	217	21
Suedzucker	26,720	598

		4,497

Greece — 0.0%
Public Power	9,176	143

		143

Guernsey — 0.4%
Resolution	379,906	1,467

		1,467

Hong Kong — 3.9%
Cathay Pacific Airways	300,000	814
Cheung Kong Infrastructure Holdings	60,000	238
CLP Holdings	470,500	3,754
HongKong Electric Holdings	620,000	3,766
Link †	1,051,500	3,115
NAM TAI Electronics *	10,190	47
PCCW	1,081,000	391
Yue Yuen Industrial Holdings	193,000	715

		12,840

Ireland — 0.1%
Accenture, Cl A	9,495	404

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Global Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Kerry Group, Cl A	2,259	$79

		483

Israel — 0.8%
Check Point Software Technologies *	34,434	1,272
Elbit Systems	3,675	196
Frutarom Industries	5,818	57
Shamir Optical Industry	2,240	24
Teva Pharmaceutical Industries	18,991	1,013

		2,562

Italy — 2.0%
CSP International Fashion Group	6,238	8
DiaSorin	7,633	314
Parmalat	397,107	1,020
Snam Rete Gas	769,471	3,903
Terna Rete Elettrica Nazionale	307,052	1,307

		6,552

Japan — 23.6%
77 Bank	25,000	126
ABC-Mart	18,100	557
Able	2,700	23
Ain Pharmaciez	1,200	42
Aisin Seiki	20,700	645
Ajis	1,300	19
Amiyaki Tei	13	37
Asahi Breweries	133,700	2,673
Asahi Kasei	234,000	1,289
Bank of Kyoto	11,000	89
Benesse	12,500	601
BML	2,800	70
Chubu Electric Power	147,300	3,638
Chugoku Bank	4,000	49
Cleanup	3,600	22
Coca-Cola Central Japan	11,500	154
Combi	9,500	81
Dainippon Sumitomo Pharma	44,900	376
Dena	39,200	1,234
Doshisha	1,000	25
Faith	242	19
FamilyMart	49,500	1,773
Fuji Oil	86,800	1,301
Fuji Soft	8,000	123
Hachijuni Bank	21,000	110
Haruyama Trading	2,000	8
Hazama	14,000	12
Hiday Hidaka	3,100	43
Hitachi High-Technologies	1,200	22
Hokkaido Electric Power	6,500	129
Hokuriku Electric Power	29,100	664
Idemitsu Kosan	27,800	2,383
Infocom	195	201
Ito En	45,500	747
Itochu Techno-Solutions	3,700	121
Itochu-Shokuhin	1,300	45
Iyo Bank	36,000	292
Japan Retail Fund Investment, Cl A †	217	305
Kamigumi	115,000	853
Kansai Electric Power	108,000	2,621
Kansai Paint	32,000	272

Description	Shares	Market Value ($ Thousands)

KDDI	93	$445
Keihin Electric Express Railway	174,000	1,681
Kewpie	96,200	1,244
Kobayashi Pharmaceutical	14,900	661
Koito Manufacturing	52,000	797
Kojima	6,600	34
Kokuyo	27,300	215
Komatsu Seiren	5,000	20
Kyushu Electric Power	113,400	2,587
Lawson	60,200	2,756
Lion	141,000	768
Marudai Food	82,000	255
Maruzen Showa Unyu	7,000	24
Matsuya Foods	1,600	24
McDonald’s Holdings Japan	34,300	825
MEIJI Holdings	11,200	527
Mikuni Coca-Cola Bottling	11,800	103
Miraca Holdings	24,500	867
Morinaga Milk Industry	83,025	356
NEC Mobiling	1,700	45
Nichirei	45,000	191
Nichireki	5,000	20
Nidec	500	44
Nihon Shokuhin Kako	7,000	38
Nippon Express	33,000	125
Nippon Meat Packers	15,000	183
Nippon Telegraph & Telephone	28,100	1,226
Nishi-Nippon City Bank	19,000	54
Nisshin Seifun Group	42,500	558
Nissin Food Products	4,100	148
Nitori Holdings	17,000	1,420
Noevir	4,800	54
NTT DoCoMo	2,647	4,404
Ohsho Food Service	3,400	77
Okumura	64,000	217
Oracle Japan	25,400	1,209
Oriental Land	38,600	3,595
Osaka Gas	78,000	281
Prima Meat Packers	114,000	120
Rinnai	5,600	329
Rock Field	3,300	52
Ryoshoku	3,000	71
Saizeriya	14,800	285
Sankyo	8,600	455
Santen Pharmaceutical	16,500	571
Sapporo Hokuyo Holdings	40,000	185
Sega Sammy Holdings	48,900	747
Sekisui Chemical	82,000	496
Shikoku Electric Power	24,300	697
Shimachu	4,800	92
Shizuoka Gas	46,500	271
Sogo Medical	2,800	75
Studio Alice	9,800	89
Sumitomo Rubber Industries	110,100	1,074
Suzuken	37,100	1,227
Takeda Pharmaceutical	61,400	2,819
Tobu Railway	101,000	582
Toho Gas	335,000	1,656
Tokyo Electric Power	98,900	2,410
Tokyo Gas	895,000	4,061
TonenGeneral Sekiyu	36,000	333
Torii Pharmaceutical	3,200	59

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Global Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Toyo Suisan Kaisha	11,000	$226
Trancom	1,300	21
Unicharm	82,800	3,330
USS	6,590	492
Wacoal Holdings	31,000	418
West Japan Railway	269	964
Yamato Holdings	117,100	1,416
Yamazaki Baking	54,000	658

		78,153

Jersey — 0.3%
Randgold Resources	10,640	1,068

		1,068

Netherlands — 1.5%
Koninklijke Ahold	91,220	1,231
Royal Dutch Shell, Cl A	63,375	1,918
Royal KPN	71,768	1,112
Teleplan International	102,775	283
Unilever	8,864	265

		4,809

New Zealand — 0.1%
Auckland International Airport	15,257	23
Fisher & Paykel Healthcare	24,293	53
Restaurant Brands New Zealand	21,157	39
Sky City Entertainment Group	26,706	56

		171

Portugal — 0.0%
Portucel Empresa Produtora de Pasta e Papel	24,712	73

		73

Singapore — 0.1%
Broadway Industrial Group	151,000	133
MobileOne	107,000	178

		311

Spain — 0.8%
Amadeus IT Holding, Cl A *	18,660	344
Ebro Foods	63,632	1,274
Inditex	10,574	841
Viscofan	8,161	270

		2,729

Sweden — 0.6%
Axfood	7,468	246
Electrolux	32,089	792
Swedish Match	34,999	935

		1,973

Switzerland — 1.9%
Bell Holding	13	21
Bossard Holding	293	27
Emmi	489	82
LifeWatch *	199	2
Nestle	24,211	1,297
Novartis	27,245	1,572
Pargesa Holding	2,224	163
Schindler Holding	460	49
Swisscom	4,878	1,979
Synthes	9,790	1,139

		6,331

Description	Shares	Market Value ($ Thousands)

United Kingdom — 3.7%
Associated British Foods	38,987	$645
AstraZeneca	111,785	5,696
Fiberweb	4,598	5
GlaxoSmithKline	25,705	508
Greggs	23,568	176
Imperial Tobacco Group	12,919	386
Investec	62,851	504
JD Sports Fashion	2,922	38
LSL Property Services	9,779	36
Reckitt Benckiser Group	23,258	1,283
Robert Wiseman Dairies	15,028	76
Smith & Nephew	76,581	700
Tesco	103,319	690
TUI Travel	70,749	239
Unilever	9,166	266
WM Morrison Supermarkets	187,424	874

		12,122

United States — 26.4%
Abbott Laboratories	49,000	2,560
America Service Group	1,998	30
AmerisourceBergen	124,800	3,826
Amgen *	30,289	1,669
Annaly Capital Management †	253,000	4,453
AT&T	45,111	1,290
Biogen Idec *	12,792	718
Boston Beer, Cl A *	17,675	1,182
Bristol-Myers Squibb	46,794	1,268
C.R. Bard	30,700	2,500
Campbell Soup	99,337	3,551
Cardinal Health	16,800	555
Cephalon *	76,108	4,752
Chemed	5,885	335
Chevron	4,321	350
Clorox	40,200	2,684
Coca-Cola	11,838	693
ConAgra Foods	53,088	1,165
CSG Systems International *	6,625	121
Del Monte Foods	15,623	205
Dollar Tree *	27,121	1,322
Dun & Bradstreet	1,800	133
Dynamics Research *	6,300	65
Earthlink	25,144	229
Eli Lilly	36,945	1,349
Emergency Medical Services, Cl A *	4,890	260
Endo Pharmaceuticals Holdings *	22,100	735
ePlus *	1,500	32
Family Dollar Stores	80,949	3,575
Flowers Foods	47,824	1,188
Forest Laboratories *	54,598	1,689
General Mills	91,800	3,354
Hershey	22,382	1,065
Hormel Foods	64,281	2,867
Insmed *	136,175	98
InterDigital *	11,745	348
International Business Machines	9,500	1,274
J&J Snack Foods	2,568	108
JM Smucker	16,311	987
John B. Sanfilippo & Son *	7,000	93
Johnson & Johnson	19,738	1,223

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Global Managed Volatility Fund

September 30, 2010

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)

Kimberly-Clark	72,426	$4,711
Laboratory Corp of America Holdings *	15,883	1,246
Lancaster Colony	13,669	649
Lorillard	25,590	2,055
Magellan Health Services *	31,723	1,499
Mantech International, Cl A *	2,910	115
MAXIMUS	7,874	485
Medidata Solutions *	7,125	137
Metropolitan Health Networks *	20,381	77
Microsoft	13,015	319
Miller Industries	7,271	98
Nash Finch	8,227	350
National Beverage	4,015	56
New York Community Bancorp	29,200	475
Newmont Mining	19,051	1,197
Oil-Dri Corp of America	3,429	74
Owens & Minor	5,117	146
Par Pharmaceutical *	43,241	1,257
PG&E	21,400	972
Primerica *	7,973	162
Procter & Gamble	20,000	1,199
Providence Service *	18,736	307
Raytheon	50,800	2,322
Reynolds American	7,800	463
Ross Stores	23,600	1,289
Rural *	15,531	132
Schiff Nutrition International	15,935	131
Seneca Foods, Cl A *	24,525	642
Sturm Ruger	5,854	80
TJX	79,144	3,532
TreeHouse Foods *	10,053	464
UGI	22,449	642
USA Mobility	27,208	436
Verizon Communications	38,221	1,246
Wal-Mart Stores	30,400	1,627
Watson Pharmaceuticals *	11,600	491
West Marine *	20,226	206
		87,190

Total Common Stock (Cost $278,866) ($ Thousands)		308,893

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	15,950,954	15,951

Total Cash Equivalent (Cost $15,951) ($ Thousands)		15,951

U.S. TREASURY OBLIGATION (A) (B) — 0.4%
U.S. Treasury Bills
0.197%, 12/16/10	$1,402	1,401

Total U.S. Treasury Obligation (Cost $1,402) ($ Thousands)		1,401

Total Investments — 98.7% (Cost $296,219) ($ Thousands)		$326,245

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	56	Dec-2010	$(30)
FTSE Index	18	Dec-2010	(6)
Hang Seng Index	6	Oct-2010	—
S&P 500 Index E-MINI	124	Dec-2010	190
SPI 200 Index	7	Dec-2010	(11)
			$143

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Global Managed Volatility Fund

September 30, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
Brown Brother Harriman	10/28/10	AUD	25,446	USD	24,385	$(174)
Brown Brother Harriman	10/28/10	CAD	39,659	USD	38,612	(34)
Brown Brother Harriman	10/28/10	EUR	32,695	USD	44,044	(577)
Brown Brother Harriman	10/28/10	GBP	9,438	USD	14,945	76
Brown Brother Harriman	10/28/10	JPY	7,517,496	USD	89,259	(764)
Brown Brother Harriman	10/28/10	USD	139	AUD	145	—
Brown Brother Harriman	10/28/10	USD	73	CAD	75	—
Brown Brother Harriman	10/28/10	USD	377	EUR	278	2
Brown Brother Harriman	10/28/10	USD	651	JPY	54,579	2

						$(1,469)

Percentages are based on Net Assets of $330,590 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

L.P. — Limited Partnership

USD — United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$308,893	$—	$—	$308,893
Cash Equivalent	15,951	—	—	15,951
U.S. Treasury Obligation	—	1,401	—	1,401

Total Investments in Securities	$324,844	$1,401	$—	$326,245

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$143	$—	$—	$143
Forwards*	—	(1,469)	—	(1,469)

Total Other Financial Instruments	$143	$(1,469)	$—	$(1,326)

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 10.1%
Advance Auto Parts	14,000	$821
Aeropostale *	15,500	360
Amazon.com *	2,356	370
Autoliv	8,000	523
Buckle	3,800	101
Burger King Holdings	33,100	790
Career Education *	26,000	558
Carter’s *	27,700	730
Choice Hotels International	18,600	678
Cinemark Holdings	43,300	697
DeVry	13,200	650
DIRECTV, Cl A *	26,400	1,099
Discovery Communications, Cl A *	24,600	1,071
Discovery Communications, Cl C *	100,967	3,856
DreamWorks Animation SKG, Cl A *	18,400	587
GameStop, Cl A *	35,300	696
Genuine Parts	14,100	629
Gildan Activewear *	17,100	480
H&R Block	63,800	826
ITT Educational Services *	13,600	956
Panera Bread, Cl A *	7,400	656
priceline.com *	13,419	4,674
Regal Entertainment Group, Cl A	50,500	663
Shaw Communications, Cl B	23,700	522
Strayer Education	4,700	820

		23,813

Consumer Staples — 24.9%
Altria Group	146,060	3,508
Brown-Forman, Cl B	34,571	2,131
Campbell Soup	23,691	847
Church & Dwight	52,657	3,420
Clorox	24,049	1,605
Coca-Cola	44,799	2,622
Colgate-Palmolive	37,890	2,912
Dean Foods *	67,200	686
Flowers Foods	28,100	698
General Mills	102,638	3,750
Hansen Natural *	12,100	564
Hershey	29,694	1,413
HJ Heinz	30,420	1,441
Hormel Foods	72,027	3,213
JM Smucker	33,729	2,042
Kellogg	66,226	3,345
Kimberly-Clark	49,057	3,191
Kroger	13,415	291
Lorillard	39,781	3,195
McCormick	56,064	2,357
PepsiCo	26,231	1,743
Philip Morris International	65,353	3,661
Procter & Gamble	38,153	2,288
Ralcorp Holdings *	11,700	684
Reynolds American	58,175	3,455
Ruddick	21,900	759
Wal-Mart Stores	57,884	3,098

		58,919

Energy — 3.2%
Chevron	12,400	1,005

Description	Shares	Market Value ($ Thousands)

Dresser-Rand Group *	14,800	$546
Enbridge	18,300	957
Exxon Mobil	16,700	1,032
FMC Technologies *	4,300	293
Imperial Oil	11,500	435
Murphy Oil	8,000	495
PetroHawk Energy *	51,300	828
Range Resources	15,200	580
SEACOR Holdings *	4,400	375
Teekay Shipping	10,700	286
TransCanada	22,500	835

		7,667

Financials — 11.6%
Alleghany *	1,600	485
Allied World Assurance Holdings	16,600	939
Arch Capital Group *	5,300	444
Brown & Brown	21,800	440
Capitol Federal Financial	106,124	2,621
Commerce Bancshares	57,523	2,162
Corporate Office Properties Trust †	18,000	672
Erie Indemnity, Cl A	16,600	931
Essex Property Trust †	7,100	777
Federated Investors, Cl B	28,300	644
First Citizens BancShares, Cl A	3,900	723
Fulton Financial	33,900	307
Health Care †	19,100	904
Home Properties †	13,500	714
Hudson City Bancorp	59,100	725
MFA Financial †	43,700	333
NASDAQ OMX Group *	17,400	338
PartnerRe	4,000	321
People’s United Financial	211,032	2,762
Platinum Underwriters Holdings	7,100	309
ProAssurance *	7,600	438
Prosperity Bancshares	17,500	568
Public Storage †	4,000	388
Realty Income †	27,500	927
RenaissanceRe Holdings	13,100	785
Senior Housing Properties Trust †	21,100	496
Tanger Factory Outlet Centers †	15,900	750
TFS Financial	224,667	2,065
UMB Financial	13,500	479
Washington Real Estate Investment Trust †	24,100	765
Wesco Financial	5,938	2,127

		27,339

Health Care — 16.4%
Abbott Laboratories	53,396	2,789
Alexion Pharmaceuticals *	49,940	3,214
Allscripts Healthcare Solutions *	133,383	2,464
AmerisourceBergen	101,478	3,111
Amgen *	10,700	589
Becton Dickinson	15,679	1,162
C.R. Bard	26,277	2,140
Celgene *	8,700	501
Dentsply International	63,758	2,038
Edwards Lifesciences *	28,788	1,930
Eli Lilly	29,571	1,080
Emergency Medical Services, Cl A *	14,700	783

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings *	26,400	$878
Genzyme *	12,500	885
Henry Schein *	48,387	2,835
Johnson & Johnson	47,946	2,971
Laboratory Corp of America Holdings *	23,899	1,874
LifePoint Hospitals *	11,200	393
McKesson	13,900	859
Myriad Genetics *	30,100	494
Owens & Minor	24,600	700
Patterson	28,700	822
Pfizer	53,040	911
Quest Diagnostics	9,259	467
Techne	33,624	2,076
United Therapeutics *	13,600	762

		38,728

Industrials — 4.6%
Alliant Techsystems *	11,600	875
C.H. Robinson Worldwide	13,100	916
Clarcor	8,800	340
FTI Consulting *	16,400	569
Gardner Denver	11,400	612
KBR	31,300	771
Landstar System	16,500	637
Lennox International	18,600	775
Lincoln Electric Holdings	13,500	781
Nordson	7,700	567
Raytheon	10,200	466
Rollins	29,800	697
Stericycle *	43,078	2,993

		10,999

Information Technology — 9.2%
Activision Blizzard	76,900	832
Adtran	24,500	865
Applied Materials	35,958	420
Automatic Data Processing	9,413	396
CGI Group, Cl A *	22,100	332
Cree *	24,816	1,347
Diebold	10,100	314
Flir Systems *	10,200	262
Google, Cl A *	6,136	3,226
Harris	18,500	819
IAC *	135,677	3,564
Ingram Micro, Cl A *	41,500	700
International Business Machines	26,347	3,534
Microchip Technology	33,447	1,052
National Instruments	12,748	416
NeuStar, Cl A *	23,600	587
WebMD Health, Cl A *	28,403	1,417
Zebra Technologies, Cl A *	48,247	1,623

		21,706

Materials — 2.8%
Aptargroup	15,400	704
Compass Minerals International	9,800	751
Greif, Cl A	12,700	747
Intrepid Potash *	27,500	717
Newmont Mining	31,443	1,975
Royal Gold	18,581	926
Silgan Holdings	24,800	786

		6,606

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.3%
AT&T	37,900	$1,084
BCE	20,700	673
CenturyTel	23,974	946
MetroPCS Communications *	86,300	903
SBA Communications, Cl A *	17,400	701
Telephone & Data Systems	4,700	154
Verizon Communications	30,300	987

		5,448

Utilities — 10.7%
AGL Resources	19,400	744
Alliant Energy	23,300	847
American Water Works	27,200	633
Atmos Energy	21,600	632
Consolidated Edison	25,756	1,242
DTE Energy	16,900	776
Edison International	23,600	812
Energen	6,500	297
Great Plains Energy	41,200	779
Hawaiian Electric Industries	58,670	1,322
Idacorp	21,600	776
New Jersey Resources	8,700	341
NSTAR	92,552	3,642
OGE Energy	64,112	2,556
Pepco Holdings	17,400	324
PG&E	12,300	559
Piedmont Natural Gas	24,800	719
SCANA	45,750	1,845
Southern	33,768	1,257
TECO Energy	42,300	732
Vectren	69,471	1,797
WGL Holdings	15,500	586
Wisconsin Energy	35,013	2,024

		25,242

Total Common Stock (Cost $192,560) ($ Thousands)		226,467

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	13,946,907	13,947

Total Cash Equivalent (Cost $13,947) ($ Thousands)		13,947

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills
0.191%, 12/16/10	$622	622

Total U.S. Treasury Obligation (Cost $622) ($ Thousands)		622

Total Investments — 102.0% (Cost $207,129) ($ Thousands)		$241,036

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2010

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	71	Dec-2010	$101

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $236,402 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,467	$—	$—	$226,467
Cash Equivalent	13,947	—	—	13,947
U.S. Treasury Obligation	—	622	—	622

Total Investments in Securities	$240,414	$622	$—	$241,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$101	$—	$—	$101

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Managed Trust, comprising Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, and Multi-Strategy Alternative Fund (collectively, the “Funds”) as of and for the year or period ended September 30, 2010, and have issued our report thereon dated November 29, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, and Tax-Managed Managed Volatility Fund’s schedules of investments in securities (the “Schedules”) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

KPMG LLP

Philadelphia, Pennsylvania

November 29, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing nominating committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 29, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: November 29, 2010